       AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 2005

                                                              File No. 033-45671
                                                               File No. 811-6557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                            [ ]
                       POST-EFFECTIVE AMENDMENT NO. 58                  [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                        [ ]
                              AMENDMENT NO. 60                          [X]

                                STI CLASSIC FUNDS
        -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
        -----------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

   Registrant's Telephone Number, including Area Code (800) 428-6970, option 1

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
        -----------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
      Richard W. Grant, Esquire               W. John McGuire, Esquire
      Morgan, Lewis & Bockius LLP             Morgan, Lewis & Bockius LLP
      One Oxford Centre                       1111 Pennsylvania Avenue, NW
      Pittsburgh, PA  15219-6401              Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box):

              [ ] Immediately upon filing pursuant to paragraph (b)

              [ ] On [date] pursuant to paragraph (b)

              [ ] 60 days after filing pursuant to paragraph (a)(1)

              [X] On August 1, 2005 pursuant to paragraph (a)(1)

              [ ] 75 days after filing pursuant to paragraph (a)(2)

              [ ] On [date] pursuant to paragraph (a) of Rule 485

                      STI CLASSIC FUNDS
                      BOND AND MONEY MARKET FUNDS
                      INSTITUTIONAL SHARES

                      PROSPECTUS

                         AUGUST 1, 2005

                      BOND FUNDS

                      CLASSIC INSTITUTIONAL CORE BOND FUND
                      CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                      CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
                      CLASSIC INSTITUTUTIONAL LIMITED DURATION FUND CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
                      CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
                      SEIX INSTITUTIONAL HIGH YIELD FUND


                      MONEY MARKET FUNDS

                      CLASSIC INSTITUTIONAL CASH MANAGEMENT
                      MONEY MARKET FUND

                      CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                      CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                         INVESTMENT ADVISER:

                         TRUSCO CAPITAL MANAGEMENT, INC.
                         and
                         SEIX ADVISORS, THE FIXED INCOME DIVISION OF
                         TRUSCO CAPITAL MANAGEMENT, INC.
                         (the "Adviser")

                         The Securities and Exchange Commission
                         has not approved or disapproved these
                         securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional Bond and Money Market Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:



        CLASSIC INSTITUTIONAL CORE BOND FUND


        CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND


        CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND


        CLASSIC INSTITUTIONAL LIMITED DURATION FUND


        CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND


        CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND


        CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND


        CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
         SUPER SHORT INCOME PLUS FUND


        SEIX INSTITUTIONAL HIGH YIELD FUND


        CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET
         FUND


        CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
         MONEY MARKET FUND


        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
         MONEY MARKET FUND


        MORE INFORMATION ABOUT RISK


        MORE INFORMATION ABOUT FUND INVESTMENTS


        INFORMATION ABOUT PORTFOLIO HOLDINGS


        INVESTMENT ADVISER


        PORTFOLIO MANAGERS


        PURCHASING AND SELLING FUND SHARES


        DIVIDENDS AND DISTRIBUTIONS


        TAXES


        FINANCIAL HIGHLIGHTS
INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS



--------------------------------------------------------------------------------


(SUITCASE ICON)       FUND SUMMARY

(TELESCOPE ICON)      INVESTMENT STRATEGY

(LIFE PRESERVER       WHAT ARE THE PRINCIPAL RISKS OF
  ICON)               INVESTING?

(TARGET ICON)         PERFORMANCE INFORMATION

(LINE GRAPH ICON)     WHAT IS AN INDEX?

(COIN ICON)           FUND FEES AND EXPENSES


(MOUNTAIN ICON)       MORE INFORMATION ABOUT FUND INVESTMENTS

(MAGNIFYING GLASS     INVESTMENT ADVISER
  ICON)

(HAND SHAKE ICON)     PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                                CLASS                 INCEPTION*   TICKER  CUSIP

BOND FUNDS

Classic Institutional Core Bond Fund                     Institutional Shares   10/11/04    SAMFX   78476A603

Classic Institutional High Quality Bond Fund             Institutional Shares     9/4/03    SHQIX   784767519

Classic Institutional Intermediate Bond Fund             Institutional Shares   10/11/04    SAMIX   78476A884

Classic Institutional Limited Duration Fund              Institutional Shares   10/11/04    SAMLX   78476A405

Classic Institutional Short-Term Bond Fund               Institutional Shares    5/14/02    SISBX   784767659

Classic Institutional Super Short Income Plus Fund       Institutional Shares    4/15/02    SISSX   784767642

Classic Institutional Total Return Bond Fund             Institutional Shares     9/4/03    STRIX   784767493

Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund                           Institutional Shares    4/11/02    SIGVX   784767634

Seix Institutional High Yield Fund                       Institutional Shares   10/11/04    SAMHX   78476A843

MONEY MARKET FUNDS

Classic Institutional Cash Management Money Market
  Fund                                                   Institutional Shares   10/25/95    CICXX   784766354

Classic Institutional U.S. Government Securities
  Money Market Fund                                      Institutional Shares     8/1/94    CRGXX   784767808

Classic Institutional U.S. Treasury Securities
  Money Market Fund                                      Institutional Shares   12/12/96    CIUXX   784766347



* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL CORE BOND FUND



         2  PROSPECTUS

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. investment grade bond market
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. dollar-denominated investment grade debt securities
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Invest in fixed income securities with an emphasis on
                                             corporate and mortgage backed securities
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)

               INVESTMENT STRATEGY


               The Classic Institutional Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, U.S. government and agency obligations and corporate obligations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in a broad universe of available U.S. dollar-denominated, investment grade fixed income securities. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser anticipates that the Fund's modified adjusted duration will generally range from three to six years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.

                                            CLASSIC INSTITUTIONAL CORE BOND FUND



                                                                   PROSPECTUS  3

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)

             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Core Bond Fund, the Fund's predecessor, which began operations on December 30, 1997.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

1998                                                                              7.82
1999                                                                             -0.53
2000                                                                             10.40
2001                                                                              6.83
2002                                                                              7.58
2003                                                                              4.82
2004                                                                              4.59




Best Quarter                                                             Worst Quarter
x.xx%                                                                            x.xx%
(x/xx/xx)                                                                     (x/xx/xx)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

CLASSIC INSTITUTIONAL CORE BOND FUND



         4  PROSPECTUS

-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers Aggregate Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                             SINCE
INSTITUTIONAL SHARES*  1 YEAR   5 YEARS   INCEPTION**
Fund Returns
Before Taxes           x.xx%     x.xx%       x.xx%
Fund Returns
After Taxes on
Distributions          x.xx%     x.xx%       x.xx%
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    x.xx%     x.xx%       x.xx%
Lehman Brothers
Aggregate Bond Index
(reflects no
deduction for fees,
expenses or taxes)     x.xx%     x.xx%       x.xx%


* Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 30, 1997.

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

                                            CLASSIC INSTITUTIONAL CORE BOND FUND



                                                                   PROSPECTUS  5

(COIN ICON)

         FUND FEES AND EXPENSES


         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses*                              x.xx%



[* The expense information in the table has been adjusted to reflect current contractual fees.]


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $xx       $xxx       $xxx        $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



         6  PROSPECTUS

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             High quality fixed income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify intermediate duration securities that offer solid return potential and yield

INVESTOR PROFILE                             Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Fund may invest in debt securities of U.S. and non-U.S. issuers. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from

                                    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



                                                                   PROSPECTUS  7

other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Fund's Institutional Shares for the year ended 2004.*

(BAR CHART)

2004                                                                             0.10


     BEST QUARTER           WORST QUARTER
       [XX.XX%]                [XX.XX%]
      (X/XX/XX)               (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



         8  PROSPECTUS


-------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Intermediate US
Government/Credit A+ Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                        SINCE
INSTITUTIONAL SHARES         1 YEAR   INCEPTION*
Fund Returns
Before Taxes                 xx.xx%      x.xx%
Fund Returns After
Taxes on Distributions       xx.xx%      x.xx%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               xx.xx%      x.xx%
Lehman Intermediate US
Government/Credit A+ Index
(reflects no deduction for
fees, expenses or taxes)     xx.xx%     xx.xx%



* Since inception of the Institutional shares on [        ].
 [Benchmark return since [        ]
 (benchmark returns available only on a month end basis).

                                    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



                                                                PROSPECTUS  9

(LINE GRAPH ICON)
          -------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The [to be completed]

(COIN ICON)

         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%


* This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -------------------------------

Total Annual Operating Expenses**                             x.xx%



[ * The expense information in the table has been adjusted to reflect current fees.]


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional High Quality Bond Fund - Institutional
  Shares                                                        x.xx%

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



        10  PROSPECTUS

-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $xx      $xxx      $xxx      $x,xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                    CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Intermediate-term U.S. dollar-denominated, investment grade debt securities
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage backed securities
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)

               INVESTMENT STRATEGY


               The Classic Institutional Intermediate Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, U.S. government and agency obligations and corporate obligations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar-denominated, investment grade intermediate-term fixed income securities of U.S. and non-U.S. issuers. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser anticipates that the Fund will maintain an average-weighted maturity of three to ten years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between three to four years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



        12  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa and the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                    CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



                                                                  PROSPECTUS  13

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

2000                                                                             10.19
2001                                                                              7.03
2002                                                                              7.19
2003                                                                              4.03
2004                                                                              3.69



     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (X/XX/XX)               (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                             SINCE
INSTITUTIONAL SHARES*  1 YEAR   5 YEARS   INCEPTION**

Fund Returns
Before Taxes            x.xx%    x.xx%       x.xx%
Fund Returns
After Taxes
on Distributions        x.xx%    x.xx%       x.xx%
Fund Returns After
Taxes on
Distributions
and Sale of Fund
Shares                  x.xx%    x.xx%       x.xx%
Lehman Brothers
Intermediate
Government/ Credit
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  x.xx%    x.xx%       x.xx%


 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on June 30, 1999.

CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



        14  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses*                              x.xx%



[* The expense information in the table has been adjusted to reflect current fees.]


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $xx       $xxx       $xxx        $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                     CLASSIC INSTITUTIONAL LIMITED DURATION FUND



                                                                  PROSPECTUS  15

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              Current income, while preserving liquidity and principal
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short-term U.S. dollar-denominated, investment grade fixed income securities
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify U.S. dollar-denominated, investment
                                             grade fixed income securities that offer high current
                                             income while preserving liquidity and principal
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to receive income from their investment
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)

               INVESTMENT STRATEGY


               The Classic Institutional Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate, mortgage-and asset-backed securities of U.S. and foreign governments, banks and companies, rated A- or A3 or better by a nationally recognized statistical rating organization, or if the security is unrated, it must be, in the judgment of the Adviser, of comparable credit quality standards. The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Adviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa

CLASSIC INSTITUTIONAL LIMITED DURATION FUND



        16  PROSPECTUS

and the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.

CLASSIC INSTITUTIONAL LIMITED DURATION FUND



        16  PROSPECTUS

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund's predecessor, which began operations on October 25, 2002.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

2003                                                                             0.97
2004                                                                             1.20



     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (XX/XX/XX)              (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx %.


-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax

                                     CLASSIC INSTITUTIONAL LIMITED DURATION FUND



                                                                PROSPECTUS  17

rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                         SINCE
INSTITUTIONAL SHARES*        1 YEAR   INCEPTION**
Fund Returns
Before Taxes                 x.xx%       x.xx%
Fund Returns
After Taxes
on Distributions             x.xx%       x.xx%
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares      x.xx%       x.xx%
Merrill 3-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           x.xx%       x.xx%


 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on October 25, 2002. Benchmark returns since October 31, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.

CLASSIC INSTITUTIONAL LIMITED DURATION FUND



        18  PROSPECTUS

(COIN ICON)

         FUND FEES AND EXPENSES


         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses*                              x.xx%



[* The expense information in the table has been adjusted to reflect current contractual fees.]


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $xx        $xx       $xxx        $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                      CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND



                                                                  PROSPECTUS  19

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND



        20  PROSPECTUS

mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

2003                                                                             2.34
2004





     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (X/XX/XX)               (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.

                                      CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND



                                                                PROSPECTUS  21

-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


INSTITUTIONAL SHARES     1 YEAR   SINCE INCEPTION*

Fund Returns
Before Taxes             x.xx%         x.xx%

Fund Returns
After Taxes
on Distributions         x.xx%         x.xx%

Fund Returns After
Taxes on Distributions
and Sale of Fund Shares  x.xx%         x.xx%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction
for fees, expenses or
taxes)                   x.xx%         x.xx%



* Since inception of the Institutional Shares on May 14, 2002. Benchmark returns since April 30, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of one year or greater and less than three years.

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND



        22  PROSPECTUS

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%


* This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -------------------------------

Total Annual Operating Expenses**                             x.xx%



[ * The expense information in the table has been adjusted to reflect current fees.]


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional Short-Term Bond Fund - Institutional
  Shares                                                        x.xx%


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $xx      $xxx      $xxx      $x,xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                              CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  23

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS                             Short duration investment grade money market and fixed
                                             income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration securities that offer a comparably better return potential and yield than money
                                             market funds

INVESTOR PROFILE                             Conservative investors seeking to maximize income
                                             consistent with limited share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage backed and asset backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interests rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



        24  PROSPECTUS


lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


The Fund is also subject to the risk that short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                              CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  25

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

2003                                                                             1.16
2004





     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (X/XX/XX)               (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 6 Month Treasury Bill Index, iMoneyNet First Tier Institutional Average, and the Lipper Ultra-Short Obligation Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


INSTITUTIONAL SHARES     1 YEAR   SINCE INCEPTION*

Fund Returns
Before Taxes              x.xx%         x.xx%

Fund Returns
After Taxes
on Distributions          x.xx%         x.xx%

Fund Returns After
Taxes on Distributions
and Sale of Fund Shares   x.xx%         x.xx%

Citigroup 6 Month
Treasury Bill Index
(reflects no deductions
for fees, expenses or
taxes)                    x.xx%         x.xx%

iMoneyNet, Inc. First
Tier Institutional
Average (reflects no
deductions for taxes)     x.xx%         x.xx%

Lipper Ultra-Short
Obligation Funds
Average (reflects no
deductions for taxes)     x.xx%         x.xx%



* Since inception of the Institutional Shares on April 15, 2002. Benchmark returns since April 30, 2002 (benchmark returns available only on a month end basis).

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



        26  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------

          WHAT IS AN INDEX/AVERAGE?

          -------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. The iMoneyNet, Inc. First Tier Institutional Average is a widely recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.


(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%


* This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -------------------------------

Total Annual Operating Expenses**                             x.xx%



[ * The expense information in the table has been adjusted to reflect current fees.]


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional Super Short Income Plus
  Fund - Institutional Shares                                   x.xx%

                              CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  27

-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $xx      $xxx      $xxx      $x,xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



        28  PROSPECTUS

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             Government, corporate, and mortgage-backed securities, plus other opportunistic investments

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to recognize relative value in fixed income
                                             markets

INVESTOR PROFILE                             Investors seeking diversification and attractive total
                                             returns in the fixed income market


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional Total Return Bond Fund invests at least 80% of its net assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. The Fund may invest in debt securities of U.S. and non-U.S. issuers. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

                                    CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



                                                                  PROSPECTUS  29


High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



        30  PROSPECTUS


(TARGET ICON)

             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's Institutional Shares for the last year.*

(BAR CHART)

2004                                                                             0.10


     BEST QUARTER           WORST QUARTER
       [XX.XX%]                [XX.XX%]
      (X/XX/XX)               (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman US Aggregate Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                        SINCE
INSTITUTIONAL SHARES         1 YEAR   INCEPTION*
Fund Returns
Before Taxes                 xx.xx%      x.xx%
Fund Returns After
Taxes on Distributions       xx.xx%      x.xx%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares               xx.xx%      x.xx%
Lehman US Aggregate Index
(reflects no deduction for
fees, expenses or taxes)     xx.xx%     xx.xx%



* Since inception of the Institutional shares on [        ]. [Benchmark return
  since [        ] (benchmark returns available only on a month end basis).

                                    CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



                                                                PROSPECTUS  31

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman US Aggregate Index (DEFINITION TO BE PROVIDED)


(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%


* This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -------------------------------

Total Annual Operating Expenses**                             x.xx%



[ * The expense information in the table has been adjusted to reflect current fees.]


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional Total Return Bond Fund - Institutional
  Shares                                                        x.xx%

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



        32  PROSPECTUS

-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $xx      $xxx      $xxx       $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  33

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity

--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short duration U.S. government securities

--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low

--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration U.S. government
                                             securities that offer a comparably better return potential and yield than money market funds

--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking to maximize income
                                             consistent with limited share price volatility and the
                                             relative safety of U.S. government securities

--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and other U.S. government securities. The Fund expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price per share (net asset value or NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Also, longer-term securities are generally more

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



        34  PROSPECTUS

volatile than shorter-term securities, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

2003                                                                             0.72
2004





     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (X/XX/XX)               (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  35

-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 6 Month Treasury Bill Index, iMoneyNet Government Institutional Average, and Lipper Ultra-Short Obligation Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


INSTITUTIONAL SHARES      1 YEAR   SINCE INCEPTION*

Fund Returns
Before Taxes               x.xx%         x.xx%

Fund Returns
After Taxes
on Distributions           x.xx%         x.xx%

Fund Returns After
Taxes on Distributions
and Sale of Fund Shares    x.xx%         x.xx%

Citigroup 6 Month
Treasury Bill Index
(reflects no deductions
for fees, expenses or
taxes)                     x.xx%         x.xx%

iMoneyNet, Inc.
Government Institutional
Average (reflects no
deductions for taxes)      x.xx%         x.xx%

Lipper Ultra-Short
Obligation Funds Average
(reflects no deductions
for taxes)                 x.xx%         x.xx%



* Since inception of the Institutional Shares on April 11, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN INDEX/AVERAGE?
          -------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or securities issued by agencies of the U.S. Government. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



        36  PROSPECTUS

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%


* This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -------------------------------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional U.S. Government Securities Super Short
  Income Plus Fund - Institutional Shares                       x.xx%


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $xx      $xxx      $xxx       $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                              SEIX INSTITUTIONAL HIGH YIELD FUND



                                                                  PROSPECTUS  37

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                    High Income
  SECONDARY                                  Capital appreciation
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             High yield corporate, government, and other debt
                                             instruments of U.S. and non-U.S. entities
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who seek above average total return
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)

               INVESTMENT STRATEGY


               The Seix Institutional High Yield Fund invests in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar-denominated, high yield corporate securities rated as "non-investment grade" by a nationally recognized statistical rating organization or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e., rated BBB- or above by Standard & Poor's Rating Services or Baa3 or above by Moody's Investor Services, Inc.). Although the Fund seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Index, which is generally between three to six years.


In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.


Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a


SEIX INSTITUTIONAL HIGH YIELD FUND



        38  PROSPECTUS


purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.

SEIX INSTITUTIONAL HIGH YIELD FUND



        38  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa and the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                              SEIX INSTITUTIONAL HIGH YIELD FUND



                                                                  PROSPECTUS  39

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund's predecessor, which began operations on December 29, 2000.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

2001                                                                             11.33
2002                                                                              6.34
2003                                                                             15.56
2004                                                                              8.34


     BEST QUARTER           WORST QUARTER
        X.XX%                   -X.XX%
      (X/XX/XX)               (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill Lynch High Yield Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                      SINCE
INSTITUTIONAL SHARES*   1 YEAR     INCEPTION**
Fund Returns
Before Taxes             x.xx%        xx.xx%

Fund Returns
After Taxes
on Distributions         x.xx%         x.xx%

Fund Returns After
Taxes on Distributions
and Sale of Fund
Shares                   x.xx%         x.xx%

Merrill Lynch High
Yield Index (reflects
no deduction for fees,
expenses or taxes)      xx.xx%        xx.xx%


 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

SEIX INSTITUTIONAL HIGH YIELD FUND



        40  PROSPECTUS

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses*+                             x.xx%



 [* The expense information in the table has been adjusted to reflect current contractual fees.]


 + The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep Institutional Share total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:


Seix Institutional High Yield
  Fund - Institutional Shares                      x.xx%


   As a result of these waivers, the Institutional Shares' net total operating expenses for the current fiscal year are expected to be 0.53%.

-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $xx       $xxx       $xxx        $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                         CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND



                                                                  PROSPECTUS  41

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              As high a level of current income as is consistent with
                                             preservation of capital and liquidity

--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Money market instruments

--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk

--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment

--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Classic Institutional Cash Management Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or the agency's own resources.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND



        42  PROSPECTUS


bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. The Fund intends to invest in those restricted the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

1996                                                                             5.47
1997                                                                             5.63
1998                                                                             5.52
1999                                                                             5.12
2000                                                                             6.33
2001                                                                             4.13
2002                                                                             1.80
2003                                                                             0.97
2004




     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (XX/XX/XX)              (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

                         CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND



                                                                PROSPECTUS  43

-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. First Tier Institutions-Only Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



INSTITUTIONAL SHARES   1 YEAR   5 YEARS   SINCE INCEPTION*

Classic Institutional
Cash Management Money
Market Fund             x.xx%    x.xx%          x.xx%

iMoneyNet, Inc. First
Tier
Institutions-Only
Average (reflects no
deduction for taxes)    x.xx%    x.xx%          x.xx%



* Since inception of the Institutional Shares on October 25, 1995. Benchmark returns since October 31, 1995 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Institutions-Only Average is a
widely-recognized composite of money market funds that invest in commercial paper, bank obligations and short-term investments in the highest ratings category. The number of funds in the Average varies.

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND



        44  PROSPECTUS

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------------------

Total Annual Operating Expenses                               x.xx%
                                                              -------------------------------

Less Fee Waivers and Expense Reimbursements*                  (x.xx)%
                                                              -------------------------------

Net Operating Expenses                                        x.xx%



* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $xx       $xx      $xxx       $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

              CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                                  PROSPECTUS  45

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              High current income to the extent consistent with the
                                             preservation of capital and the maintenance of liquidity

--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements

--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment

--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



        46  PROSPECTUS


of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*


(BAR CHART)

1995                                                                             5.89
1996                                                                             5.31
1997                                                                             5.50
1998                                                                             5.36
1999                                                                             4.99
2000                                                                             6.18
2001                                                                             4.02
2002                                                                             1.72
2003                                                                             0.94
2004







     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (XX/XX/XX)              (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Government Institutional Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



INSTITUTIONAL SHARES     1 YEAR   5 YEARS   10 YEARS


Classic Institutional
U.S. Government
Securities Money Market
Fund                      x.xx%    x.xx%      x.xx%


iMoneyNet, Inc.
Government
Institutional Average     x.xx%    x.xx%      x.xx%





To obtain information about the Fund's current yield, call 1-800-814-3397.


(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a
widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or agencies of the U.S. Government. The number of funds in the Average varies.

              CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                                  PROSPECTUS  47

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------------------

Total Annual Operating Expenses                               x.xx%
                                                              -------------------------------

Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -------------------------------

Net Operating Expenses                                        x.xx%



 * Adjusted to reflect current fees.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $xx       $xx      $xxx       $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



        48  PROSPECTUS

(SUITCASE ICON)
         FUND SUMMARY

INVESTMENT GOAL                              As high a level of current income as is consistent with
                                             preservation of capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury securities and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

                CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                                PROSPECTUS  49

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

(BAR CHART)

1997                                                                             5.44
1998                                                                             5.30
1999                                                                             4.83
2000                                                                             6.06
2001                                                                             3.66
2002                                                                             1.55
2003                                                                             0.90
2004


     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (XX/XX/XX)              (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



INSTITUTIONAL SHARES   1 YEAR   5 YEARS   SINCE INCEPTION*

Classic Institutional
U.S. Treasury
Securities Money
Market Fund             x.xx%    x.xx%          x.xx%

iMoneyNet, Inc.
Treasury & Repo
Retail Average          x.xx%    x.xx%          x.xx%



* Since inception of the Institutional Shares on December 12, 1996. Benchmark returns since November 30, 1996 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------

          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a
widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



        50  PROSPECTUS

(COIN ICON)
         FUND FEES AND EXPENSES

         This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------------------

Total Annual Operating Expenses                               x.xx%
                                                              -------------------------------

Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -------------------------------

Net Operating Expenses                                        x.xx%



 * Adjusted to reflect current fees.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
     $xx       $xx      $xxx       $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  51

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK


Classic Institutional Core Bond Fund

Classic Institutional High Quality Bond Fund

Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund

Classic Institutional Short-Term Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund

Seix Institutional High Yield Fund


Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EXCHANGE TRADED FUND RISK


Classic Institutional Core Bond Fund

Classic Institutional High Quality Bond Fund

Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund

Classic Institutional Short-Term Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund

Seix Institutional High Yield Fund


The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs,

MORE INFORMATION ABOUT RISK



        52  PROSPECTUS

like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK


Classic Institutional Core Bond Fund

Classic Institutional High Quality Bond Fund

Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund

Classic Institutional Short-Term Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund

Seix Institutional High Yield Fund


The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITIES RISK


Classic Institutional Cash Management
  Money Market Fund

Classic Institutional Core Bond Fund

Classic Institutional High Quality Bond Fund


Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund


Classic Institutional Short-Term Bond Fund

Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund

Seix Institutional High Yield Fund


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy

                                                              INVESTMENT ADVISER



                                                                  PROSPECTUS  53

withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policies and procedures with respect to the circumstances under which a Fund discloses its portfolio securities is available in the Statement of Additional Information.


(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $xx.x billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees (after waivers) of:



  Classic Institutional High Quality
    Bond Fund                           x.xx%
  Classic Institutional Short-Term
    Bond Fund                           x.xx%
  Classic Institutional Super Short
    Income Plus Fund                    x.xx%
  Classic Institutional Total Return
    Bond Fund                           x.xx%
  Classic Institutional U.S.
    Government Securities Super Short
    Income Plus Fund                    x.xx%
  Classic Institutional Cash
    Management Money Market Fund        x.xx%
  Classic Institutional U.S.
    Government Securities Money
    Market Fund                         x.xx%
  Classic Institutional U.S. Treasury
    Securities Money Market Fund        x.xx%

PORTFOLIO MANAGERS



        54  PROSPECTUS


For the period from May 29, 2004 through March 31, 2005, the following Funds paid the Adviser advisory fees (after waivers) of:



  Classic Institutional Core Bond Fund  x.xx%
  Classic Institutional Intermediate
    Bond Fund                           x.xx%
  Seix Institutional High Yield Fund    x.xx%
  Classic Institutional Limited
    Duration Fund                       x.xx%



Prior to May 29, 2004, Seix Investment Advisors, Inc. ("Seix"), 300 Tice Boulevard, Woodcliff Lake, New Jersey 07677, served as the investment adviser to the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund and Seix Limited Duration Fund (the "Predecessor Funds"), the predecessor funds of the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund, respectively. For the period from April 1, 2004 through May 28, 2004, the Predecessor Funds paid Seix the following advisory fees (after waivers):





  Seix Core Bond Fund                   x.xx%
  Seix Intermediate Bond Fund           x.xx%
  Seix High Yield Fund                  x.xx%
  Seix Limited Duration Fund            x.xx%



The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS


The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND since it began operating in October 1995 and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since 1995. He has more than 11 years of investment experience.



Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004 when Seix was acquired by Trusco. He has co-managed the CLASSIC INSTITUTIONAL LIMITED DURATION FUND since inception, after serving as a portfolio manager for the Fund's predecessor fund,

                                                              PORTFOLIO MANAGERS



                                                                  PROSPECTUS  55


the Seix Limited Duration Fund. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix from May 1997 to May 2004. He has more than 18 years of investment experience.



Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND since January 2003. Mr. Corner has also co-managed the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004, after managing the Fund since it began operating in April 2002. In addition, Mr. Corner has co-managed the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since July 2004, after managing it since it began operating in April 2002. He has more than 18 years of investment experience.



Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004 when Seix was acquired by Trusco. He has co-managed the SEIX INSTITUTIONAL HIGH YIELD FUND since inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix from February 2001 to May 2004. Prior to joining Seix, Mr. Goudelias was employed at JP Morgan Securities, Inc. as a Senior High Yield Research Analyst from July 1988 to February 2001. He has more than 19 years of investment experience.



Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. He has more than 6 years of investment experience.



Ms. Kimberly C. Maichle, CFA, has served as a Vice President of Trusco since July 1995. She has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. She has more than 16 years of investment experience.



Mr. Michael McEachern, CFA has served as Managing Director since joining Trusco in May 2004, when Seix was acquired by Trusco. He has co-managed the SEIX INSTITUTIONAL HIGH YIELD FUND since inception, after serving as the portfolio manager for the Fund's predecessor fund, the Seix High Yield Fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix from June 1997 to May 2004. He has more than 20 years of investment experience.



Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND since January 2003, the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 23 years of investment experience.



Mr. E. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 7 years of investment experience.



Mr. John Talty, CFA has served as Executive Vice President since joining Trusco in May 2004 when Seix was acquired by Trusco. He has co-managed

PURCHASING AND SELLING FUND SHARES



        56  PROSPECTUS


the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since July 2004. He has also co-managed the CLASSIC INSTITUTIONAL CORE BOND FUND, CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND and CLASSIC INSTITUTIONAL LIMITED DURATION FUND since inception, after serving as a portfolio manager for each Fund's predecessor Fund, the Seix Core Bond Fund, Seix Intermediate Bond Fund and Seix Limited Duration Fund, respectively. Prior to joining Trusco, Mr. Talty served as President & Senior Portfolio Manager of Seix from January 1993 to May 2004. He has more than 24 years of investment experience.



Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004 when Seix was acquired by Trusco. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND and CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since July 2004. In addition, he has co-managed the CLASSIC INSTITUTIONAL CORE BOND FUND and CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND since inception, after serving as a portfolio manager for the Funds' predecessor funds, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 19 years of investment experience.



Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004, after serving as Vice President, Fixed Income, at Conning Asset Management from June 1995 to May 2000. He has more than 10 years of investment experience.



The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES


The Funds offer Institutional Shares primarily to various institutional investors (including banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial intermediaries) for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  57

WHEN CAN YOU PURCHASE SHARES?


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not purchase shares of the Money Market Funds on days when the Federal Reserve is closed.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.



YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR INSTITUTION AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS YOUR INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV


In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a

PURCHASING AND SELLING FUND SHARES



        58  PROSPECTUS


similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.


MINIMUM PURCHASES


To purchase Institutional Shares of any Bond Fund for the first time, you must invest at least $1,000,000. To purchase Institutional Shares of the Money Market Funds for the first time, you must invest at least $10,000,000. A Fund may accept investments of smaller amounts at its discretion.



IN-KIND PURCHASES



Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-800-428-6970.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  59


identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES


You may sell your shares on any Business Day by contacting the Funds. If you are a customer of a financial institution or intermediary, you must contact that institution or intermediary directly for information about how to sell your shares including any specific cut-off times required.


Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.

PURCHASING AND SELLING FUND SHARES



        60  PROSPECTUS


Redemption orders must be received by the Money Market Funds on a Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.


RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



FOR ALL FUNDS EXCEPT THE MONEY MARKET FUNDS



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  61


The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In

PURCHASING AND SELLING FUND SHARES



        62  PROSPECTUS


addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed 7 days or less after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.



FOR THE MONEY MARKET FUNDS



The Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds'

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  63


investments, and money market instruments in general, and the Funds' intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.


DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are

DIVIDENDS, DISTRIBUTIONS AND TAXES



        64  PROSPECTUS

currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Shareholders of the Money Market Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

The Classic Institutional Short-Term Bond Fund and the Classic Institutional Super Short Income Plus Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Classic Institutional U.S. Government Securities Super Short Income Plus Fund expects that some portion of each Funds' distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  65

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS



        66  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 and March 31, 2005 (the periods ended October 31, 2004 and March 31, 2005 in the case of the Classic Institutional Core Bond, Classic Institutional Intermediate Bond, Seix Institutional High Yield and Classic Institutional Limited Duration Funds) has been audited by [to be provided by amendment]. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970]. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.





                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)     TOTAL FROM
                                     OF PERIOD           INCOME       ON INVESTMENTS     OPERATIONS
                                     ---------           ------       --------------     ----------
CLASSIC INSTITUTIONAL CORE BOND
 FUND

CLASSIC INSTITUTIONAL HIGH
 QUALITY BOND FUND

 Institutional Shares
 2005...........................
 2004(1)........................

CLASSIC INSTITUTIONAL
 INTERMEDIATE BOND FUND

CLASSIC INSTITUTIONAL LIMITED
 DURATION FUND

CLASSIC INSTITUTIONAL SHORT-TERM
 BOND FUND

 Institutional Shares
 2005...........................
 2004...........................
 2003...........................
 2002(2)........................

CLASSIC INSTITUTIONAL SUPER
 SHORT INCOME PLUS FUND

 Institutional Shares
 2005...........................
 2004...........................
 2003...........................
 2002(3)........................

CLASSIC INSTITUTIONAL TOTAL
 RETURN BOND FUND

 Institutional Shares
 2005...........................
 2004(4)........................

CLASSIC INSTITUTIONAL U.S.
 GOVERNMENT SECURITIES SUPER
 SHORT INCOME PLUS FUND

 Institutional Shares
 2005...........................
 2004...........................
 2003...........................
 2002(5)........................

SEIV INSTITUTIONAL HIGH YIELD
 FUND


                                      DIVIDENDS       DISTRIBUTIONS
                                      FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                  INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                  -----------------   -------------    -----------------
CLASSIC INSTITUTIONAL CORE BOND
 FUND
CLASSIC INSTITUTIONAL HIGH
 QUALITY BOND FUND
 Institutional Shares
 2005...........................
 2004(1)........................
CLASSIC INSTITUTIONAL
 INTERMEDIATE BOND FUND
CLASSIC INSTITUTIONAL LIMITED
 DURATION FUND
CLASSIC INSTITUTIONAL SHORT-TERM
 BOND FUND
 Institutional Shares
 2005...........................
 2004...........................
 2003...........................
 2002(2)........................
CLASSIC INSTITUTIONAL SUPER
 SHORT INCOME PLUS FUND
 Institutional Shares
 2005...........................
 2004...........................
 2003...........................
 2002(3)........................
CLASSIC INSTITUTIONAL TOTAL
 RETURN BOND FUND
 Institutional Shares
 2005...........................
 2004(4)........................
CLASSIC INSTITUTIONAL U.S.
 GOVERNMENT SECURITIES SUPER
 SHORT INCOME PLUS FUND
 Institutional Shares
 2005...........................
 2004...........................
 2003...........................
 2002(5)........................
SEIV INSTITUTIONAL HIGH YIELD
 FUND

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  67


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

              RATIO OF NET       RATIO OF EXPENSES
            INVESTMENT INCOME       TO AVERAGE
               TO AVERAGE           NET ASSETS          PORTFOLIO
               NET ASSETS       (EXCLUDING WAIVERS)   TURNOVER RATE
               ----------       -------------------   -------------

FINANCIAL HIGHLIGHTS



        68  PROSPECTUS

                                      NET ASSET              NET            NET REALIZED
                                  VALUE, BEGINNING       INVESTMENT          GAIN (LOSS)
                                      OF PERIOD            INCOME          ON INVESTMENTS
                                      ---------            ------          --------------
CLASSIC INSTITUTIONAL CASH
  MANAGEMENT MONEY MARKET FUND
  Institutional Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
    2000........................

CLASSIC INSTITUTIONAL U.S.
  GOVERNMENT SECURITIES MONEY
  MARKET FUND
  Institutional Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
    2000........................

CLASSIC INSTITUTIONAL U.S.
  TREASURY SECURITIES MONEY
  MARKET FUND
  Institutional Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
    2000........................

                                                          DIVIDENDS       DISTRIBUTIONS
                                     TOTAL FROM           FROM NET        FROM REALIZED
                                     OPERATIONS       INVESTMENT INCOME   CAPITAL GAINS
                                     ----------       -----------------   -------------
CLASSIC INSTITUTIONAL CASH
  MANAGEMENT MONEY MARKET FUND
  Institutional Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
    2000........................
CLASSIC INSTITUTIONAL U.S.
  GOVERNMENT SECURITIES MONEY
  MARKET FUND
  Institutional Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
    2000........................
CLASSIC INSTITUTIONAL U.S.
  TREASURY SECURITIES MONEY
  MARKET FUND
  Institutional Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
    2000........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  69


           TOTAL DIVIDENDS                                              NET ASSETS,
                 AND         NET ASSET VALUE,          TOTAL              END OF
            DISTRIBUTIONS      END OF PERIOD          RETURN+          PERIOD (000)
            -------------      -------------          -------          ------------

                                   RATIO OF NET       RATIO OF EXPENSES
               RATIO OF NET      INVESTMENT INCOME       TO AVERAGE
               EXPENSES TO          TO AVERAGE           NET ASSETS
            AVERAGE NET ASSETS      NET ASSETS       (EXCLUDING WAIVERS)
            ------------------      ----------       -------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Institutional Bond and Money Market Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE: Call 1-800-428-6970


BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219


FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The STI Classic Funds' Investment Company Act registration number is 811-06557.


                                                                   XXXXXXXXXXXXX

[PHOTO]        STI CLASSIC FUNDS
               BOND AND MONEY MARKET FUNDS
               I SHARES

               PROSPECTUS

                    August 1, 2005

               Bond Funds
               CLASSIC INSTITUTIONAL CORE BOND FUND
               CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
               CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
               CLASSIC INSTITUTIONAL LIMITED DURATION FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND FLORIDA TAX-EXEMPT BOND FUND
               GEORGIA TAX-EXEMPT BOND FUND
               HIGH INCOME FUND
               INVESTMENT GRADE BOND FUND
               INVESTMENT GRADE TAX-EXEMPT BOND FUND
               LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND MARYLAND MUNICIPAL BOND FUND
               NORTH CAROLINA TAX EXEMPT BOND FUND
               SEIX INSTITUTIONAL HIGH YIELD FUND
               SHORT-TERM BOND FUND
               SHORT-TERM U.S. TREASURY SECURITIES FUND
               STRATEGIC INCOME FUND
               U.S. GOVERNMENT SECURITIES FUND
               VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
               VIRGINIA MUNICIPAL BOND FUND

               Money Market Funds
               PRIME QUALITY MONEY MARKET FUND
               TAX-EXEMPT MONEY MARKET FUND
               U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
               U.S. TREASURY MONEY MARKET FUND
               VIRGINIA TAX-FREE MONEY MARKET FUND

                    INVESTMENT ADVISER:

                    TRUSCO CAPITAL MANAGEMENT, INC.
                    (the "Adviser")

                    [STI CLASSIC FUNDS LOGO]

                    The Securities and Exchange Commission
                    has not approved or disapproved these
                    securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares (formerly, T Shares) of the Bond and Money Market Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


 2      CLASSIC INSTITUTIONAL CORE BOND FUND


 5      CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND


 8      CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND


 11     CLASSIC INSTITUTIONAL LIMITED DURATION FUND


 14     CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND


 17     CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND


 20     FLORIDA TAX-EXEMPT BOND FUND


 23     GEORGIA TAX-EXEMPT BOND FUND


 26     HIGH INCOME FUND


 29     INVESTMENT GRADE BOND FUND


 31     INVESTMENT GRADE TAX-EXEMPT BOND FUND


 35     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND


 38     MARYLAND MUNICIPAL BOND FUND


 40     NORTH CAROLINA TAX-EXEMPT BOND FUND


 44     SEIX INSTITUTIONAL HIGH YIELD FUND


 47     SHORT-TERM BOND FUND


 50     SHORT-TERM U.S. TREASURY SECURITIES FUND


 53     STRATEGIC INCOME FUND


 56     U.S. GOVERNMENT SECURITIES FUND


 59     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

 62     VIRGINIA MUNICIPAL BOND FUND


 65     PRIME QUALITY MONEY MARKET FUND


 67     TAX-EXEMPT MONEY MARKET FUND


 69     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


 71     U.S. TREASURY MONEY MARKET FUND


 73     VIRGINIA TAX-FREE MONEY MARKET FUND


 75     MORE INFORMATION ABOUT RISK


 77     MORE INFORMATION ABOUT FUND INVESTMENTS


 77     INFORMATION ABOUT PORTFOLIO HOLDINGS


 77     INVESTMENT ADVISER


 78     PORTFOLIO MANAGERS


 80     PURCHASING AND SELLING FUND SHARES


 85     DIVIDENDS, DISTRIBUTIONS AND TAXES


 90     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)


(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                              CLASS     INCEPTION*   TICKER     CUSIP


BOND FUNDS

Classic Institutional Core Bond Fund                   I Shares   10/11/04    CBTSX      78476A702

Classic Institutional High Quality Bond Fund           I Shares   11/13/03    SHQTX      784767477

Classic Institutional Intermediate Bond Fund           I Shares   10/11/04    IBTSX      78476A876

Classic Institutional Limited Duration Fund            I Shares   10/11/04    LDTSX      78476A306

Classic Institutional Super Short Income Plus
  Fund                                                 I Shares    10/3/02    STSSX      784767584

Classic Institutional Total Return Bond Fund           I Shares    1/14/04    STBTX      784767469

Florida Tax-Exempt Bond Fund                           I Shares    1/25/94    SCFTX      784766719

Georgia Tax-Exempt Bond Fund                           I Shares    1/18/94    SGATX      784766685

High Income Fund                                       I Shares    10/3/01    STHTX      784767766

Investment Grade Bond Fund                             I Shares    7/16/92    STIGX      784766701

Investment Grade Tax-Exempt Bond Fund                  I Shares   10/21/93    STTBX      784766883

Limited-Term Federal Mortgage Securities Fund          I Shares     6/6/94    SLMTX      784766628

Maryland Municipal Bond Fund                           I Shares     3/1/96    CMDTX      784766131

North Carolina Tax-Exempt Bond Fund                    I Shares    3/21/05    CNCFX      78476A777

Seix Institutional High Yield Fund                     I Shares   10/11/04    HYTSX      78476A827

Short-Term Bond Fund                                   I Shares    3/15/93    SSBTX      784766826

Short-Term U.S. Treasury Securities Fund               I Shares    3/15/93    SUSTX      784766792

Strategic Income Fund                                  I Shares   11/30/01    STICX      784767691

U.S. Government Securities Fund                        I Shares     8/1/94    SUGTX      784766644

Virginia Intermediate Municipal Bond Fund              I Shares    1/11/93    CRVTX      784767105

Virginia Municipal Bond Fund                           I Shares     4/4/95    CVMTX      784766164

MONEY MARKET FUNDS

Prime Quality Money Market Fund                        I Shares     6/8/92    SQTXX      784766107

Tax-Exempt Money Market Fund                           I Shares     6/8/92    STTXX      784766503

U.S. Government Securities Money Market Fund           I Shares     6/8/92    STUXX      784766305

U.S. Treasury Money Market Fund                        I Shares    2/18/87    CUSXX      784767402

Virginia Tax-Free Money Market Fund                    I Shares    6/15/89    CFMXX      784767501



* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CLASSIC INSTITUTIONAL CORE BOND FUND




           2  PROSPECTUS

(SUITCASE ICON)

        FUND SUMMARY



INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. investment grade bond market
INVESTMENT FOCUS                             U.S. dollar denominated investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in fixed income securities with an emphasis on
                                             corporate and mortgage backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment


(TELESCOPE ICON)

               INVESTMENT STRATEGY



               The Classic Institutional Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, U.S. government and agency obligations and corporate obligations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in a broad universe of available U.S. dollar-denominated, investment grade fixed income securities. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser anticipates that the Fund's modified adjusted duration will generally range from three to six years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)

            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?



            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation

                                            CLASSIC INSTITUTIONAL CORE BOND FUND



                                                                PROSPECTUS  3


expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)

             PERFORMANCE INFORMATION



             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Core Bond Fund, the Fund's predecessor, which began operations on December 30, 1997, and has not been adjusted to reflect the Fund's I Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1998                     7.82%

1999                    -0.53%

2000                    10.40%

2001                     6.83%

2002                     7.58%

2003                     4.82%

2004                     4.52%



      BEST QUARTER               WORST QUARTER
          4.25%                     -2.16%
        (9/30/01)                  (6/30/04)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers Aggregate Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                               SINCE
I SHARES*              1 YEAR   5 YEARS     INCEPTION**
----------------------------------------------------------
Fund Returns
Before Taxes           x.xx%     x.xx%         x.xx%
----------------------------------------------------------
Fund Returns After
Taxes on
Distributions          x.xx%     x.xx%         x.xx%
----------------------------------------------------------
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    x.xx%     x.xx%         x.xx%
----------------------------------------------------------
Lehman Brothers
Aggregate Bond Index
(reflects no
deduction for fees,
expenses or taxes)     x.xx%     x.xx%         x.xx%
----------------------------------------------------------



 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.



** Since inception of the predecessor fund on December 30, 1997.


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

CLASSIC INSTITUTIONAL CORE BOND FUND



           4  PROSPECTUS

(COIN ICON)

        FUND FEES AND EXPENSES



        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses                                                x.xx%
                                                              -----
Total Annual Operating Expenses*                              x.xx%



* The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.





Classic Institutional Core Bond Fund - I Shares     x.xx%


-------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $xx       $xxx       $xxx        $xxx


-------------------------------------------------------------

FUND EXPENSES

-------------------------------------------------------------


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



                                                                   PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             High quality fixed income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify intermediate duration securities that offer solid return potential and yield

INVESTOR PROFILE                             Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Fund may invest in debt securities of U.S. and non-U.S. issuers. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



           6  PROSPECTUS


political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Fund's I Shares for the last year.*


(BAR CHART)


1995                    29.38%
1996                    19.06%
1997                    27.69%
1998                    18.20%
1999                    14.17%
2000                     1.43%
2001                    -6.60%
2002                    -19.64%
2003                    28.14%
2004                         %



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the [benchmark to be provided by amendment]. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
[Benchmark to be provided by
amendment] (reflects no
deduction for fees, expenses or
taxes)                            xx.xx%     xx.xx%



* Since inception of the I Shares on November 13, 2003. Benchmark return since October 31, 2003 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Definition of benchmark to be provided by amendment].

                                    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



                                                                   PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      X.XX%
Other Expenses*                                               X.XX%
                                                              -----------------
Total Annual Operating Expenses**                             X.XX%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional High Quality Bond Fund - I Shares    0.82%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS  5 YEARS  10 YEARS
   $XXX       $XXX     $XXX      $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND




           8  PROSPECTUS

(SUITCASE ICON)

        FUND SUMMARY



INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds
INVESTMENT FOCUS                             Intermediate-term U.S. dollar-denominated, investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment


(TELESCOPE ICON)

               INVESTMENT STRATEGY



               The Classic Institutional Intermediate Bond Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, U.S. government and agency obligations and corporate obligations. The Fund may invest in debt securities of U.S. and non-U.S. issuers. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar-denominated, investment grade intermediate-term fixed income securities. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser anticipates that the Fund will maintain an average-weighted maturity of three to ten years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between three to four years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)

            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?



            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. and the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

                                    CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



                                                                   PROSPECTUS  9


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)

             PERFORMANCE INFORMATION



             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999, and has not been adjusted to reflect the Fund's I Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's I Shares from year to year.


(BAR CHART)


2000                    10.19%

2001                     7.03%

2002                     7.19%

2003                     4.03%

2004                     3.62%



      BEST QUARTER               WORST QUARTER
          4.33%                     -2.33%
        (9/30/01)                  (6/30/04)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                                  SINCE
I SHARES*                   1 YEAR   5 YEARS   INCEPTION**
----------------------------------------------------------
Fund Returns
Before Taxes                 x.xx%    x.xx%       x.xx%
----------------------------------------------------------
Fund Returns
After Taxes
on Distributions             x.xx%    x.xx%       x.xx%
----------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares      x.xx%    x.xx%       x.xx%
----------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index
(reflects no deduction for
fees, expenses or taxes)     x.xx%    x.xx%       x.xx%
----------------------------------------------------------



 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.



** Since inception of the predecessor fund on June 30, 1999.

CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



          10  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.


(COIN ICON)

        FUND FEES AND EXPENSES



        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES

Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              ---------
Total Annual Operating Expenses*                              x.xx%
                                                              ---------



* The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Classic Institutional Intermediate Bond Fund - I
  Shares                                                  x.xx%





-------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $xx         $xxx         $xxx          $xxx


-------------------------------------------------------------

FUND EXPENSES

-------------------------------------------------------------


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                     CLASSIC INSTITUTIONAL LIMITED DURATION FUND




                                                                  PROSPECTUS  11

(SUITCASE ICON)

        FUND SUMMARY



INVESTMENT GOAL                              Current income, while preserving liquidity and principal
INVESTMENT FOCUS                             Short-term U.S. dollar-denominated, investment grade fixed income securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify U.S. dollar-denominated, investment
                                             grade fixed income securities that offer high current income while preserving liquidity and principal
INVESTOR PROFILE                             Investors who want to receive income from their investment



(TELESCOPE ICON)

               INVESTMENT STRATEGY



               The Classic Institutional Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate, mortgage- and asset-backed securities of U.S. and foreign governments, banks and companies, rated A- or A3 or better by a nationally recognized statistical rating organization, or if the security is unrated, it must be, in the judgment of the Adviser, of comparable credit quality standards. The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Adviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)

            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?



            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. and the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the

CLASSIC INSTITUTIONAL LIMITED DURATION FUND



          12  PROSPECTUS


ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)

             PERFORMANCE INFORMATION



             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund's predecessor, which began operations on October 25, 2002, and has not been adjusted to reflect the Fund's I Share expenses. If it had been, performance would have been lower.



This bar chart shows the performance of the Fund's I Shares from year to year.


(BAR CHART)


2003                    0.97%
2004                    1.18%



      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (12/31/04)                  (6/30/04)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



I SHARES*                    1 YEAR   SINCE INCEPTION**
-------------------------------------------------------
Fund Returns
Before Taxes                 x.xx%          x.xx%
-------------------------------------------------------
Fund Returns After
Taxes on Distributions       x.xx%          x.xx%
-------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares      x.xx%          x.xx%
-------------------------------------------------------
Merrill 3-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           x.xx%          x.xx%
-------------------------------------------------------



 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.



** Since inception of the predecessor fund on October 25, 2002. Benchmark returns since October 31, 2002 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.

                                     CLASSIC INSTITUTIONAL LIMITED DURATION FUND



                                                                  PROSPECTUS  13

(COIN ICON)

        FUND FEES AND EXPENSES



        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses*                              x.xx%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $xx       $xxx       $xxx        $xxx


-------------------------------------------------------------

FUND EXPENSES

-------------------------------------------------------------


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS                             Short duration investment grade money market and fixed
                                             income securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration securities that offer a comparably better return potential and yield than money
                                             market funds

INVESTOR PROFILE                             Conservative investors seeking to maximize income consistent with limited share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage backed and asset backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interests rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund's average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


The Fund is also subject to the risk that short-term U.S. government debt securities may under perform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

                              CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  15

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's I Shares from year to year.*


(BAR CHART)


2003                     X.XX%


2004                     X.XX%


      BEST QUARTER               WORST QUARTER



          XXX%                       XXX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 6-Month Treasury Bill Index, iMoneyNet First Tier Institutional Average, and Lipper Ultra-Short Obligation Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                      1 YEAR   SINCE INCEPTION*

-------------------------------------------------------
Fund Returns Before Taxes     X.XX%         X.XX%

-------------------------------------------------------
Fund Returns After Taxes
on Distributions              X.XX%         X.XX%

-------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                X.XX%         X.XX%

-------------------------------------------------------
Citigroup 6-Month Treasury
Bill Index (reflects no
deductions for fees,
expenses or taxes)            X.XX%         X.XX%

-------------------------------------------------------
iMoneyNet, Inc. First Tier
Institutional Average
(reflects no deduction for
taxes)                        X.XX%         X.XX%
-------------------------------------------------------
Lipper Ultra-Short
Obligation Funds Average
(reflects no deduction for
taxes)                        X.XX%         X.XX%
-------------------------------------------------------


* Since inception of the T Shares on October 3, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX/AVERAGE?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. The iMoneyNet, Inc. First Tier Institutional Average is a widely recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



          16  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional Super Short Income Plus Fund - I
  Shares                                                        0.51%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS



   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                    CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



                                                                  PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation

INVESTMENT FOCUS                             Government, corporate, and mortgage-backed securities, plus other opportunistic investments

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to recognize relative value in fixed income markets

INVESTOR PROFILE                             Investors seeking diversification and attractive total
                                             returns in the fixed income market


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional Total Return Bond Fund invests at least 80% of its net assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



          18  PROSPECTUS

securities and, therefore, to assess the volatility risk of the Fund.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. I Shares were offered beginning on January 14, 2004. I Share performance prior to January 14, 2004 is that of Institutional Shares which began operations on September 14, 2003, and has not been adjusted to reflect I Shares expenses. If it had, performance would have been [ ].



This bar chart shows the performance of the Fund's I Shares for the last calendar year.*


(BAR CHART)


1994                    -0.81%

1995                    29.38%

1996                    19.06%

1997                    27.69%

1998                    18.20%

1999                    14.17%

2000                     1.43%

2001                    -6.60%

2002                    -19.64%

2003                    28.14%



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods
ended December 31, 2004, to those of the [                    ]. These returns
assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
-----------------------------------------------------
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
-----------------------------------------------------
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
-----------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
-----------------------------------------------------
[                ] (reflects no
deduction for fees, expenses or
taxes)                            xx.xx%     xx.xx%
-----------------------------------------------------



* Since inception of the I Shares on [        ]. Benchmark return since
  [        ] (benchmark returns available only on a month end basis).

                                    CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



                                                                  PROSPECTUS  19

(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its
performance would be lower. [                    ].


(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.



Classic Institutional Total Return Bond Fund - I Shares    0.72%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

FLORIDA TAX-EXEMPT BOND FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal income taxes for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax

INVESTMENT FOCUS                             Florida municipal securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Florida residents who want income exempt from federal income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Florida. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    FLORIDA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  21

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Florida Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                   1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes               X.XX%     X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions              X.XX%     X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares             X.XX%     X.XX%      X.XX%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)                     X.XX%     X.XX%      X.XX%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                 X.XX%     X.XX%      X.XX%



* Since inception of the T Shares on January 25, 1994. Benchmark returns since January 31, 1994 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FLORIDA TAX-EXEMPT BOND FUND



          22  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Florida Tax-Exempt Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                    GEORGIA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  23

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for Georgia residents without undue risk

INVESTMENT FOCUS                             Georgia municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Georgia residents who want income exempt from federal and
                                             state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

GEORGIA TAX-EXEMPT BOND FUND



          24  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1995                    13.51%

1996                     3.53%

1997                     8.17%

1998                     5.79%

1999                    -2.26%

2000                     9.43%

2001                     4.32%

2002                     9.17%

2003                     X.XX%


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Georgia Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                   1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes               X.XX%     X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions              X.XX%     X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares             X.XX%     X.XX%      X.XX%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)                     X.XX%     X.XX%      X.XX%

Lipper Georgia Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                 X.XX%     X.XX%      X.XX%



* Since inception of the T Shares on January 18, 1994. Benchmark returns since January 31, 1994 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX/OBJECTIVE?

          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

                                                    GEORGIA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  25

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Georgia Tax-Exempt Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

HIGH INCOME FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL

  PRIMARY                                    High current income

  SECONDARY                                  Total return

INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower-rated securities offering high
                                             current income of issuers generating adequate cash flow to meet their obligations

INVESTOR PROFILE                             Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of
U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.



Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

                                                                HIGH INCOME FUND



                                                                PROSPECTUS  27


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)




2002

2003



      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                             SINCE
I SHARES                          1 YEAR   INCEPTION*

Fund Returns
Before Taxes                      X.XX%       X.XX%

Fund Returns
After Taxes on
Distributions                     X.XX%       X.XX%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares                    X.XX%       X.XX%

Lehman Brothers U.S. Corporate
High Yield Bond Index (reflects
no deduction for fees, expenses
or taxes)                         X.XX%       X.XX%



* Since inception of the T Shares on October 3, 2001. Benchmark returns since September 30, 2001 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

HIGH INCOME FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



High Income Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  29

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Fund may invest in debt securities of U.S. and non-U.S. issuers. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater the risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign

INVESTMENT GRADE BOND FUND



          30  PROSPECTUS


currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPS"). These securities can exhibit price movements impacted not only by changing interest rated but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1994                    -3.32%


1995                    17.80%


1996                     2.34%


1997                     9.08%


1998                     9.19%


1999                    -1.53%


2000                     6.57%


2001                     9.06%


2002                     7.42%


2003                     3.70%


2004                     X.XX%





      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  31

Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS

-------------------------------------------------------
Fund Returns
Before Taxes                X.XX%     X.XX%     X.XX%

-------------------------------------------------------
Fund Returns
After Taxes on
Distributions               X.XX%     X.XX%     X.XX%

-------------------------------------------------------
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              X.XX%     X.XX%     X.XX%

-------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%

-------------------------------------------------------
Lehman Brothers U.S.
Aggregate Bond Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%

-------------------------------------------------------
Lipper Intermediate
Investment-Grade Debt
Funds Objective (reflects
no deduction for taxes)     X.XX%     X.XX%     X.XX%

-------------------------------------------------------

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  31

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Investment Grade Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INVESTMENT GRADE TAX-EXEMPT BOND FUND



          32  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation,
                                             while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Investors who want to receive tax-free current income and an increase in the value of their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  33

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)



1995                    14.97%

1996                     5.52%

1997                     7.79%

1998                     7.06%

1999                    -0.26%

2000                    10.87%

2001                     5.51%

2002                    10.38%

2003                     X.XX%

2004                     X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions               X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              X.XX%     X.XX%     X.XX%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%

Lipper Intermediate
Municipal Debt Funds
Objective (reflects no
deduction for taxes)        X.XX%     X.XX%     X.XX%


INVESTMENT GRADE TAX-EXEMPT BOND FUND



          34  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX/OBJECTIVE?

          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average of intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Investment Grade Tax-Exempt Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS

 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                  PROSPECTUS  35

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Mortgage-backed securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that are less prone to
                                             prepayment risk

INVESTOR PROFILE                             Conservative investors who want to receive income from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          36  PROSPECTUS

ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                    12.14%

1996                     4.53%

1997                     6.74%

1998                     6.90%

1999                     1.25%

2000                     8.60%

2001                     7.41%

2002                     7.50%

2003                     1.42%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill Lynch 1-5 Year AAA U.S. Treasuries/ Agencies Index and the Merrill Lynch 1-5 Year U.S. Treasuries Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions               X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                 X.XX%     X.XX%     X.XX%

Merrill Lynch 1-5 Year AAA
U.S. Treasuries/Agencies
Index (reflects no
deduction for fees,
expenses or taxes)          X.XX%     X.XX%     X.XX%

Merrill Lynch 1-5 Year
U.S. Treasuries Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%


                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                  PROSPECTUS  37

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with duration of 2.06 years and yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Limited-Term Federal Mortgage Securities Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MARYLAND MUNICIPAL BOND FUND



          38  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Maryland income tax, consistent with preservation of capital

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Maryland municipal securities

---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Invests primarily in investment grade municipal securities

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Maryland residents who want income exempt from federal and state income taxes

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Maryland income taxes. In addition, up to 20% of the Fund's assets may be invested in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1997                     8.78%


1998                     5.87%


1999                    -3.33%


2000                    11.31%


2001                     4.54%


2002                     8.91%


2003                     4.22%


2004                     X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

                                                    MARYLAND MUNICIPAL BOND FUND



                                                                  PROSPECTUS  39

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Maryland Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES               1 YEAR   5 YEARS   SINCE INCEPTION*

Fund Returns
Before Taxes           X.XX%     X.XX%         X.XX%

Fund Returns
After Taxes on
Distributions          X.XX%     X.XX%         X.XX%

Fund Returns
After Taxes on
Distributions and
Sale
of Fund Shares         X.XX%     X.XX%         X.XX%

Lehman Brothers
10-Year Municipal
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                 X.XX%     X.XX%         X.XX%

Lipper Maryland
Municipal Debt Funds
Objective (reflects
no
deduction for taxes)   X.XX%     X.XX%         X.XX%




* Since inception of the I Shares on March 1, 1996. Benchmark returns since February 29, 1996 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX/OBJECTIVE?

          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

MARYLAND MUNICIPAL BOND FUND



          40  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.



--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -------------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Maryland Municipal Bond Fund - I Shares    x.xx%





-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS

 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                             NORTH CAROLINA TAX-EXEMPT BOND FUND




                                                                  PROSPECTUS  41

(SUITCASE ICON)

        FUND SUMMARY



INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for North Carolina residents without undue risk
INVESTMENT FOCUS                             North Carolina municipal securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
INVESTOR PROFILE                             North Carolina residents who want income exempt from federal and state income taxes


(TELESCOPE ICON)

               INVESTMENT STRATEGY



               Under normal circumstances, the North Carolina Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within North Carolina. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)

            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?



            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.



The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.



For information about the risks involved when investing in derivatives, see "More Information About Risk."

NORTH CAROLINA TAX-EXEMPT BOND FUND



          42  PROSPECTUS

(TARGET ICON)

        PERFORMANCE INFORMATION



        The Fund commenced operations on March 21, 2005, and therefore does not have performance history for a full calendar year.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


(COIN ICON)

        FUND FEES AND EXPENSES



        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.



--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------


                                                                    I SHARES
Investment Advisory Fees*                                      x.xx%
Other Expenses                                                 x.xx%
                                                               -----
Total Annual Operating Expenses                                x.xx%
                                                               -----
Less Fee Waivers and Expense Reimbursements**                  (x.xx)%
                                                               -----
Net Operating Expenses                                         x.xx%



 * Adjusted to reflect current fees.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.


--------------------------------------------------------------------------------

EXAMPLE

--------------------------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:





1 YEAR    3 YEARS

                                             NORTH CAROLINA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  43

-------------------------------------------------------------

FUND EXPENSES

-------------------------------------------------------------


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Distribution of Fund Shares."

SEIX INSTITUTIONAL HIGH YIELD FUND




          44  PROSPECTUS

(SUITCASE ICON)

        FUND SUMMARY



INVESTMENT GOAL
  PRIMARY                                    High Income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non-U.S. entities
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return
INVESTOR PROFILE                             Investors who seek above average total return


(TELESCOPE ICON)

               INVESTMENT STRATEGY



               The Seix Institutional High Yield Fund invests in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar-denominated, high yield corporate securities rated as "non-investment grade" by a nationally recognized statistical rating organization or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e., rated BBB- or above by Standard & Poor's Rating Services or Baa3 or above by Moody's Investor Services, Inc.). Although the Fund seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Index, which is generally between three to six years.



In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.



Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.



The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)

            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?



            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increase risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

                                              SEIX INSTITUTIONAL HIGH YIELD FUND



                                                                  PROSPECTUS  45


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)

             PERFORMANCE INFORMATION



             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix High Yield Fund, the Fund's predecessor, which began operations on December 29, 2000, and has not been adjusted to reflect T Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's I Shares from year to year.


(BAR CHART)


2001                    11.33%
2002                     6.34%
2003                    15.56%
2004                     8.21%



      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
        (X/X/XX)                   (X/X/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill Lynch High Yield Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



I SHARES*                   1 YEAR   SINCE INCEPTION**
------------------------------------------------------
Fund Returns
Before Taxes                 x.xx%         x.xx%
------------------------------------------------------
Fund Returns After
Taxes on Distributions       x.xx%         x.xx%
------------------------------------------------------
Fund Returns After
Taxes on Distributions and
Sale of Fund Shares          x.xx%         x.xx%
------------------------------------------------------
Merrill Lynch High Yield
Index (reflects no
deduction for fees,
expenses or taxes)           x.xx%         x.xx%
------------------------------------------------------



 * Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.



** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

SEIX INSTITUTIONAL HIGH YIELD FUND



          46  PROSPECTUS

(COIN ICON)

        FUND FEES AND EXPENSES



        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----
Total Annual Operating Expenses**                             x.xx%
                                                              -----



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Seix Institutional High Yield Fund - I Shares     x.xx%


-------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $77       $240       $417        $930


-------------------------------------------------------------

FUND EXPENSES

-------------------------------------------------------------


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  47

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

SHORT-TERM BOND FUND



          48  PROSPECTUS


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                    11.77%

1996                     3.90%

1997                     6.78%

1998                     6.84%

1999                     0.92%

2000                     7.64%

2001                     7.54%

2002                     2.59%

2003                     2.53%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions               X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              X.XX%     X.XX%     X.XX%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%



(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/ Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  49

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Short-Term Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SHORT-TERM U.S. TREASURY SECURITIES FUND



          50  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short-term U.S. Treasury securities

---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify Treasury securities with maturities
                                             that offer a comparably better return potential and yield
                                             than either shorter maturity or longer maturity securities for a given level of interest rate risk

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)




1995                    8.58%


1996                    4.52%


1997                    5.86%


1998                    6.24%


1999                    2.71%


2000                    6.65%


2001                    6.55%


2002                    4.61%


2003                    X.XX%


2004                    X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                                  PROSPECTUS  51

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Treasury Index and the Citigroup 6-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                 X.XX%    X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions                X.XX%    X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares               X.XX%    X.XX%      X.XX%

Citigroup 1-3 Year
Treasury Index (reflects
no deduction for fees,
expenses or taxes)           X.XX%    X.XX%      X.XX%

Citigroup 6-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           X.XX%    X.XX%      X.XX%



(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

SHORT-TERM U.S. TREASURY SECURITIES FUND



          52  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Short-Term U.S. Treasury Securities Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  53

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL

  PRIMARY                                    Current income

  SECONDARY                                  Preservation of capital

INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income while reducing share price
                                             volatility through diversification across three major
                                             sectors of the fixed income market

INVESTOR PROFILE                             Investors who seek high current income with reduced risk of share price volatility


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. The Fund will maintain a minimum average credit quality rating of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. In selecting debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.


Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not

STRATEGIC INCOME FUND



          54  PROSPECTUS

otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



2002                     3.58%


2003                     X.XX%


2004                     X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                             SINCE
I SHARES                          1 YEAR   INCEPTION*

-----------------------------------------------------
Fund Returns
Before Taxes                      X.XX%      X.XX%

-----------------------------------------------------
Fund Returns
After Taxes on
Distributions                     X.XX%      X.XX%

-----------------------------------------------------
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares                    X.XX%      X.XX%

-----------------------------------------------------
Hybrid 34/33/33 Blend of the
Following Market Benchmarks       X.XX%      X.XX%

-----------------------------------------------------
 Merrill Lynch AAA U.S.
 Treasury/Agency Master Index
 (reflects no deduction for
 fees, expenses or taxes)         X.XX%      X.XX%

-----------------------------------------------------
 Merrill Lynch U.S. High Yield
 Master II Index (reflects no
 deduction for fees, expenses or
 taxes)                           X.XX%      X.XX%

-----------------------------------------------------
 Merrill Lynch Global Government
 Bond II ex U.S. Index (reflects
 no deduction for fees, expenses
 or taxes)                        X.XX%      X.XX%

-----------------------------------------------------


* Since inception of the T Shares on November 30, 2001.

                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  55

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Strategic Income Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $ XXX     $ XXX     $ XXX     $ XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES FUND



          56  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Mortgage-backed securities and U.S. Treasury obligations

SHARE PRICE VOLATILITY                       Low to moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk

INVESTOR PROFILE                             Conservative investors who want to receive income from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-
backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                                  PROSPECTUS  57

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                    17.33%

1996                     2.55%

1997                     8.94%

1998                     8.16%

1999                    -0.97%

2000                    10.98%

2001                     6.92%

2002                     9.68%

2003                     X.XX%

2004                     X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average total returns for the periods ended December 31, 2004, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions               X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                 X.XX%     X.XX%     X.XX%

Merrill Lynch Government/
Mortgage Custom Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%

Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%


U.S. GOVERNMENT SECURITIES FUND



          58  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/ Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Government Securities Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $ XXX     $ XXX     $ XXX     $ XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                                  PROSPECTUS  59

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income tax, consistent with preservation of capital

INVESTMENT FOCUS                             Virginia municipal securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to limit risk by investing in investment grade
                                             municipal securities with an intermediate average maturity

INVESTOR PROFILE                             Virginia residents who want income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. In addition, up to 20% of the Fund's assets may be invested in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



          60  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                    14.25%

1996                     2.95%

1997                     7.25%

1998                     5.22%

1999                    -2.34%

2000                     9.39%

2001                     4.44%

2002                     7.88%

2003                     X.XX%

2004                     X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions               X.XX%     X.XX%     X.XX%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              X.XX%     X.XX%     X.XX%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    X.XX%     X.XX%     X.XX%

Lipper Other States
Intermediate Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                      X.XX%     X.XX%     X.XX%



(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX/OBJECTIVE?

          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                                  PROSPECTUS  61

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



*  Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Virginia Intermediate Municipal bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VIRGINIA MUNICIPAL BOND FUND



          62  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income taxes, consistent with preservation of capital

INVESTMENT FOCUS                             Virginia municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Invests primarily in investment grade municipal securities

INVESTOR PROFILE                             Virginia residents who want income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Virginia Municipal Bond Fund invests substantially all of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                    VIRGINIA MUNICIPAL BOND FUND



                                                                PROSPECTUS  63


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1996                     1.68%

1997                     8.82%

1998                     5.85%

1999                    -4.86%

2000                    11.65%

2001                     4.23%

2002                     9.15%

2003                     4.41%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                SINCE
I SHARES                   1 YEAR   5 YEARS   INCEPTION*

Fund Returns
Before Taxes               X.XX%     X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions              X.XX%     X.XX%      X.XX%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                X.XX%     X.XX%      X.XX%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)                     X.XX%     X.XX%      X.XX%

Lipper Virginia Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                 X.XX%     X.XX%      X.XX%



* Since inception of the T Shares on April 4, 1995. Benchmark returns since March 31, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX/OBJECTIVE?

          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Virginia Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

VIRGINIA MUNICIPAL BOND FUND



          64  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



*  Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Virginia Municipal Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 PRIME QUALITY MONEY MARKET FUND



                                                                  PROSPECTUS  65

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Money market instruments

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                     5.47%


1996                     4.99%


1997                     5.15%


1998                     5.10%


1999                     4.74%


2000                     6.04%


2001                     3.72%


2002                     1.44%


2003                     0.67%


2003                     X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

PRIME QUALITY MONEY MARKET FUND



          66  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



T SHARES                    1 YEAR   5 YEARS   10 YEARS

Prime Quality Money Market
Fund                        X.XX%     X.XX%     X.XX%

iMoneyNet, Inc. First Tier
Retail Average              X.XX%     X.XX%     X.XX%



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      0.65%

Other Expenses*                                               X.XX%
                                                              -----------------

Total Annual Operating Expenses**                             X.XX%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Prime Quality Money Market Fund - I Shares    0.61%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                    TAX-EXEMPT MONEY MARKET FUND



                                                                  PROSPECTUS  67

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current interest income exempt from federal income
                                             taxes, while preserving capital and liquidity

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Municipal money market instruments

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors who want to receive current
                                             tax-exempt income from their investment

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Tax-Exempt Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income taxes. In addition, up to 20% of the Fund's net assets may be invested in securities subject to the alternative minimum tax. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                     3.48%


1996                     3.06%


1997                     3.23%


1998                     3.02%


1999                     2.80%


2000                     3.69%


2001                     2.26%


2002                     0.92%


2003                     0.55%


2004



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

TAX-EXEMPT MONEY MARKET FUND



          68  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                    1 YEAR   5 YEARS   10 YEARS

Tax-Exempt Money Market
Fund                        X.XX%     X.XX%     X.XX%

iMoneyNet, Inc. Tax-Free
Retail Average              X.XX%     X.XX%     X.XX%



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%
                                                              -----------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Tax-Exempt Money Market Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                                  PROSPECTUS  69

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors who want to receive current income


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                     5.39%

1996                     4.81%

1997                     4.99%

1998                     4.88%

1999                     4.41%

2000                     5.71%

2001                     3.67%

2002                     1.35%

2003                     0.55%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



          70  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Government & Agency Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                    1 YEAR   5 YEARS   10 YEARS

U.S. Government Securities
Money Market Fund           X.XX%     X.XX%     X.XX%

iMoneyNet, Inc. Government
& Agency Retail Average     X.XX%     X.XX%     X.XX%



To obtain information about the Fund's yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agency Retail Average is a
widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%
                                                              -----------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Government Securities Money Market Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 U.S. TREASURY MONEY MARKET FUND



                                                                  PROSPECTUS  71

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while maintaining liquidity

INVESTMENT FOCUS                             Money market instruments issued and guaranteed by the U.S.
                                             Treasury

PRINCIPAL INVESTMENT STRATEGY                Investing in U.S. Treasury obligations and repurchase
                                             agreements

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations, repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                     5.33%

1996                     4.77%

1997                     4.93%

1998                     4.82%

1999                     4.38%

2000                     5.63%

2001                     3.32%

2002                     1.17%

2003                     X.XX%

2004                     X.XX%



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

U.S. TREASURY MONEY MARKET FUND



          72  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS

U.S. Treasury Money Market
Fund                         X.XX%    X.XX%      X.XX%

iMoneyNet, Inc. Treasury &
Repo Retail Average          X.XX%    X.XX%      X.XX%



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Treasury Money Market Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                             VIRGINIA TAX-FREE MONEY MARKET FUND



                                                                  PROSPECTUS  73

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity

INVESTMENT FOCUS                             Virginia municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE                             Virginia residents who want to receive current income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's net assets may be invested in securities subject to the alternative minimum tax. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


The Fund intends to invest in those restricted the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

VIRGINIA TAX-FREE MONEY MARKET FUND



          74  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                     3.28%


1996                     3.11%


1997                     3.08%


1998                     2.93%


1999                     2.81%


2000                     3.71%


2001                     2.31%


2002                     0.97%


2003                     0.62%


2004                         %



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                    1 YEAR   5 YEARS   10 YEARS

-------------------------------------------------------
Virginia Tax-Free Money
Market Fund                 X.XX%     X.XX%     X.XX%

-------------------------------------------------------
iMoneyNet, Inc. Tax-Free
Retail Average              X.XX%     X.XX%     X.XX%

-------------------------------------------------------


To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      0.40%

Other Expenses*                                               X.XX%
                                                              -----------------

Total Annual Operating Expenses                               X.XX%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  75

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK


Classic Institutional Core Bond Fund

Classic Institutional High Quality Bond Fund
Classic Institutional Super Short Income Plus Fund

Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund

Classic Institutional Total Return Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund


Seix Institutional High Yield Fund

Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EXCHANGE TRADED FUND RISK


Classic Institutional Core Bond Fund

Classic Institutional High Quality Bond Fund

Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund

Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited-Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund


Seix Institutional High Yield Fund

Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Strategic Income Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.

MORE INFORMATION ABOUT RISK



          76  PROSPECTUS


When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


FIXED INCOME RISK


All Funds


The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

  CREDIT RISK


  Classic Institutional Core Bond Fund


  Classic Institutional High Quality Bond Fund


  Classic Institutional Intermediate Bond Fund


  Classic Institutional Limited Duration Fund


  Classic Institutional Super Short Income Plus Fund


  Classic Institutional Total Return Bond Fund

  Florida Tax-Exempt Bond Fund
  Georgia Tax-Exempt Bond Fund

  High Income Fund

  Investment Grade Bond Fund
  Investment Grade Tax-Exempt Bond Fund
  Maryland Municipal Bond Fund

  North Carolina Tax-Exempt Bond Fund

  Short-Term Bond Fund

  Strategic Income Fund

  Virginia Intermediate Municipal Bond Fund
  Virginia Municipal Bond Fund

  Prime Quality Money Market Fund


  Tax-Exempt Money Market Fund


  The possibility that an issuer will be unable to make timely payments of either principal or interest.

  MUNICIPAL ISSUER RISK

  Florida Tax-Exempt Bond Fund
  Georgia Tax-Exempt Bond Fund
  Investment Grade Tax-Exempt Bond Fund
  Maryland Municipal Bond Fund

  North Carolina Tax-Exempt Bond Fund

  Tax-Exempt Money Market Fund
  Virginia Intermediate Municipal Bond Fund
  Virginia Municipal Bond Fund
  Virginia Tax-Free Money Market Fund

  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

  In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

  FOREIGN SECURITY RISKS


  Classic Institutional Core Bond Fund


  Classic Institutional High Quality Bond Fund

  Classic Institutional Super Short Income Plus Fund

  Classic Institutional Intermediate Bond Fund


  Classic Institutional Limited Duration Fund

  Classic Institutional Total Return Bond Fund
  High Income Fund

  Investment Grade Bond Fund


  Seix Institutional High Yield Fund

  Strategic Income Fund

  Prime Quality Money Market Fund


  Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S.

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  77

markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

  REGIONAL RISK

  Florida Tax-Exempt Bond Fund
  Georgia Tax-Exempt Bond Fund
  Maryland Municipal Bond Fund

  North Carolina Tax-Exempt Bond Fund

  Virginia Intermediate Municipal Bond Fund
  Virginia Municipal Bond Fund
  Virginia Tax-Free Money Market Fund

  To the extent that a Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.



INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.


(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $X.XX billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees of:



  Classic Institutional High Quality
    Bond Fund                              X.XX%



  Classic Institutional Super Short
    Income Plus Fund                       X.XX%



  Classic Institutional Total Return
    Bond Fund                              X.XX%



  Florida Tax-Exempt Bond Fund             X.XX%



  Georgia Tax-Exempt Bond Fund             X.XX%



  High Income Fund                         X.XX%



  Investment Grade Bond Fund               X.XX%



  Investment Grade Tax-Exempt Bond Fund    X.XX%



  Limited-Term Federal Mortgage
    Securities Fund                        X.XX%



  Maryland Municipal Bond Fund             X.XX%



  Short-Term Bond Fund                     X.XX%



  Short-Term U.S. Treasury Securities
    Fund                                   X.XX%

PORTFOLIO MANAGERS



          78  PROSPECTUS




Strategic Income Fund                                 X.XX%

U.S. Government Securities Fund                       X.XX%

Virginia Intermediate Municipal Bond Fund             X.XX%

Virginia Municipal Bond Fund                          X.XX%

Prime Quality Money Market Fund                       X.XX%

Tax-Exempt Money Market Fund                          X.XX%

U.S. Government Securities Money Market Fund          X.XX%

U.S. Treasury Money Market Fund                       X.XX%

Virginia Tax-Free Money Market Fund                   X.XX%



For the period from May 29, 2004 through March 31, 2005, the following Funds paid the Adviser advisory fees (after waivers) of:

  Classic Institutional Core Bond Fund     x.xx%
  Classic Institutional Intermediate
    Bond Fund                              x.xx%
  Seix Institutional High Yield Fund       x.xx%
  Classic Institutional Limited Duration
    Fund                                   x.xx%



Prior to May 29, 2004, Seix Investment Advisors, Inc. ("Seix"), 300 Tice Boulevard, Woodcliff Lake, New Jersey 07677, served as the investment adviser to the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund and Seix Limited Duration Fund (the "Predecessor Funds"), the predecessor funds of the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund, respectively. For the period from April 1, 2004 through May 28, 2004, the Predecessor Funds paid Seix the following advisory fees (after waivers):

  Seix Core Bond Fund                      x.xx%
  Seix Intermediate Bond Fund              x.xx%
  Seix High Yield Fund                     x.xx%
  Seix Limited Duration Fund               x.xx%



For its advisory services to the North Carolina Tax-Exempt Bond Fund, the Adviser is entitled to receive x.xx% of the Fund's daily net assets.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.
The Adviser may use its affiliates as brokers for fund transactions.
The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.
Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.


Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995, the TAX-EXEMPT MONEY MARKET FUND since July 2000, and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. He has more than 11 years of investment experience.


Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. He has also co-managed the CLASSIC INSTITUTIONAL LIMITED DURATION FUND since its inception, after serving as portfolio manager for the Fund's predecessor fund, the SEIX LIMITED DURATION FUND. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 18 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND, VIRGINIA MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He

                                                              PORTFOLIO MANAGERS



                                                                  PROSPECTUS  79


also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 27 years of investment experience.



Mr. Chris Carter, CFA, has served as a Vice President since joining Trusco in July 2003. He has managed the GEORGIA TAX-EXEMPT BOND FUND since August 2003 and the NORTH CAROLINA TAX-EXEMPT BOND FUND since March 2005. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Investment Management Company from January 2002 to July 2003, after serving as a Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. He has more than 14 years of investment experience.



Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004, after managing the Fund since it began operating in April 2002. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 18 years of investment experience.



Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since July 2004. He has also co-managed the SEIX INSTITUTIONAL HIGH YIELD FUND since inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. Prior to joining Seix, Mr. Goudelias was employed at JP Morgan Securities, Inc. as a Senior High Yield Research Analyst from July 1998 to February 2001. He has more than 19 years of investment experience.



Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. He has more than 6 years of investment experience.



Ms. Kimberly C. Maichle, CFA, has served as a Vice President of Trusco since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since November 2004. She has more than 16 years of investment experience.



Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND and the STRATEGIC INCOME FUND since July 2004. He also has co-managed the SEIX INSTITUTIONAL HIGH YIELD FUND since its inception, after serving as the portfolio manager for the Fund's predecessor fund, the Seix High Yield Fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 20 years of investment experience.



Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 23 years of investment experience.



Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1988. He has managed the FLORIDA TAX-EXEMPT BOND FUND since it began operating in January 1994 and the INVESTMENT GRADE TAX-EXEMPT BOND FUND since it began operating in June 1992. He has more than 24 years of investment experience.



Mr. E. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 7 years of investment experience.



Mr. Chad Stephens has served as Vice President of Trusco since December 2000, and has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Stephens was a Vice President MBS Trader at Wachovia Securities from June 1990 to October 2000. He has more than 14 years of investment experience.


Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN

PURCHASING AND SELLING FUND SHARES



          80  PROSPECTUS


BOND FUND, INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, and U.S. GOVERNMENT SECURITIES FUND since July 2004. He also has co-managed the CLASSIC INSTITUTIONAL CORE BOND FUND, the CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND and the CLASSIC INSTITUTIONAL LIMITED DURATION FUND since inception, after serving as a portfolio manager for each Fund's predecessor Fund, the Seix Core Bond Fund, Seix Intermediate Bond Fund and Seix Limited Duration Fund respectively. Prior to joining Trusco, Mr. Talty served as President & Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He had more than 24 years of investment experience.



Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND, CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND, and the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 19 years of investment experience.



Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND and the STRATEGIC INCOME FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004, after serving as Vice President, Fixed Income, at Conning Asset Management from June 1995 to May 2000. He has more than 10 years of investment experience.



The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.


HOW TO PURCHASE FUND SHARES


The Funds offer I Shares only to financial institutions or intermediaries for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not purchase shares of the Money Market Funds on days when the Federal Reserve is closed.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  81

Market Fund and U.S. Treasury Money Market Fund. Also each Money Market Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.


HOW THE FUNDS CALCULATE NAV


In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.



IN-KIND PURCHASES



Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-800-428-6970.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

PURCHASING AND SELLING FUND SHARES



          82  PROSPECTUS

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional information. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES


You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.



Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.



Redemption orders must be received by the Money Market Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  83

RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


REDEMPTION FEE



For Funds other than the Money Market Funds, a redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



FOR ALL FUNDS EXCEPT THE MONEY MARKET FUNDS



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.



The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder

PURCHASING AND SELLING FUND SHARES



          84  PROSPECTUS


  servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed 7 days or less after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  85


discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.



FOR THE MONEY MARKET FUNDS



The Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds' investments, and money market instruments in general, and the Funds' intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.


DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as ordinary income and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          86  PROSPECTUS

Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.

Shareholders of the Money Market Funds should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.


The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.


If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund, the Prime Quality Money Market Fund and the Classic Institutional Super Short Income Plus Fund expect that some portion of each Fund's distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  87

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS



          88  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003, 2004 and March 31, 2005 (the periods ended October 31, 2004 and March 31, 2005 in the case of the Classic Institutional Core Bond, Classic Institutional Intermediate Bond, Seix Institutional High Yield and Classic Institutional Limited Duration Funds) has been audited by [to be provided by amendment]. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of the Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for each such period. The 2005 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.


                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED                        DIVIDENDS
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)     TOTAL FROM         FROM NET
                                     OF PERIOD           INCOME       ON INVESTMENTS     OPERATIONS     INVESTMENT INCOME
                                     ---------           ------       --------------     ----------     -----------------
CLASSIC INSTITUTIONAL CORE BOND FUND
    2005........................       $                 $                $                $                 $
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
  I Shares
    2005........................       $                 $                $                $                 $
    2004(1).....................
CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
  I Shares
    2005........................       $                 $                $                $                 $
CLASSIC INSTITUTIONAL LIMITED DURATION FUND
  I Shares
    2005........................       $                 $                $                $                 $

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
  I Shares
    2005........................       $                 $                $                $                 $
    2004........................
    2003(2).....................
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
  I Shares
    2005........................       $                 $                $                $                 $
    2004(3).....................

FLORIDA TAX-EXEMPT BOND FUND
  I Shares
    2005........................       $                 $                $                $                 $
    2004........................
    2003........................
    2002........................
    2001........................

GEORGIA TAX-EXEMPT BOND FUND
  I Shares
    2005........................       $                 $                $                $                 $
    2004........................
    2003........................
    2002........................
    2001........................

HIGH INCOME FUND(A)
  I Shares
    2005........................       $                 $                $                $                 $
    2004........................
    2003........................
    2002(4).....................


                                  DISTRIBUTIONS
                                  FROM REALIZED     TOTAL DIVIDENDS
                                  CAPITAL GAINS    AND DISTRIBUTIONS
                                  -------------    -----------------
CLASSIC INSTITUTIONAL CORE BOND
    2005........................      $                  $
CLASSIC INSTITUTIONAL HIGH QUALI
  I Shares
    2005........................      $                  $
    2004(1).....................
CLASSIC INSTITUTIONAL INTERMEDIA
  I Shares
    2005........................      $                  $
CLASSIC INSTITUTIONAL LIMITED DU
  I Shares
    2005........................      $                  $
CLASSIC INSTITUTIONAL SUPER SHOR
  I Shares
    2005........................      $                  $
    2004........................
    2003(2).....................
CLASSIC INSTITUTIONAL TOTAL RETU
  I Shares
    2005........................      $                  $
    2004(3).....................
FLORIDA TAX-EXEMPT BOND FUND
  I Shares
    2005........................      $                  $
    2004........................
    2003........................
    2002........................
    2001........................
GEORGIA TAX-EXEMPT BOND FUND
  I Shares
    2005........................      $                  $
    2004........................
    2003........................
    2002........................
    2001........................
HIGH INCOME FUND(A)
  I Shares
    2005........................      $                  $
    2004........................
    2003........................
    2002(4).....................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  89





                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %

FINANCIAL HIGHLIGHTS



          90  PROSPECTUS




                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD           INCOME       ON INVESTMENTS
                                     ---------           ------       --------------

INVESTMENT GRADE BOND FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

INVESTMENT GRADE TAX-EXEMPT BOND FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------

INVESTMENT GRADE BOND FUND
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
INVESTMENT GRADE TAX-EXEMPT BOND
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
LIMITED-TERM FEDERAL MORTGAGE SE
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  91





                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                      %                   %                  %
                      %                   %                  %
                      %                   %                  %

FINANCIAL HIGHLIGHTS



          92  PROSPECTUS




                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD           INCOME       ON INVESTMENTS
                                     ---------           ------       --------------
MARYLAND MUNICIPAL BOND FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

NORTH CAROLINA TAX-EXEMPT BOND FUND
  I SHARES
    2005........................       $                 $                $

SEIX INSTITUTIONAL HIGH YIELD FUND
  I SHARES
    2005........................       $                 $                $

SHORT-TERM BOND FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

SHORT-TERM U.S. TREASURY SECURITIES FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

STRATEGIC INCOME FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002(2).....................

U.S. GOVERNMENT SECURITIES FUND
  I SHARES
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
MARYLAND MUNICIPAL BOND FUND
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
NORTH CAROLINA TAX-EXEMPT BOND F
  I SHARES
    2005........................      $                 $                  $                  $
SEIX INSTITUTIONAL HIGH YIELD FU
  I SHARES
    2005........................      $                 $                  $                  $
SHORT-TERM BOND FUND
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
SHORT-TERM U.S. TREASURY SECURIT
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
STRATEGIC INCOME FUND
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002(2).....................
U.S. GOVERNMENT SECURITIES FUND
  I SHARES
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  93





                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                $                        %            $                          %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS(EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                      %                   %                  %
                      %                   %                  %
                      %                   %                  %
                      %                   %                  %
                      %                   %                  %
                      %                   %                  %
                      %                   %                  %

FINANCIAL HIGHLIGHTS



          94  PROSPECTUS




                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD           INCOME       ON INVESTMENTS
                                     ---------           ------       --------------

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
  I Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

VIRGINIA MUNICIPAL BOND FUND
  I Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------

VIRGINIA INTERMEDIATE MUNICIPAL
  I Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
VIRGINIA MUNICIPAL BOND FUND
  I Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  95





                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                $                        %            $                          %

                $                        %            $                          %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                      %                   %                 %
                      %                   %                 %

FINANCIAL HIGHLIGHTS



          96  PROSPECTUS




                           NET ASSET              NET            NET REALIZED                              DIVIDENDS
                       VALUE, BEGINNING       INVESTMENT          GAIN (LOSS)         TOTAL FROM           FROM NET
                           OF PERIOD            INCOME          ON INVESTMENTS        OPERATIONS       INVESTMENT INCOME
                           ---------            ------          --------------        ----------       -----------------
PRIME QUALITY MONEY MARKET FUND
  I Shares
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............

TAX-EXEMPT MONEY MARKET FUND
  I Shares
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
  I Shares
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............

U.S. TREASURY MONEY MARKET FUND
  I Shares
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............

VIRGINIA TAX-FREE MONEY MARKET FUND
  I Shares
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............

                         DISTRIBUTION
                         FROM REALIZED      TOTAL DIVIDENDS
                         CAPITAL GAINS     AND DISTRIBUTIONS
                         -------------     -----------------
PRIME QUALITY MONEY M
  I Shares
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
TAX-EXEMPT MONEY MARK
  I Shares
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
U.S. GOVERNMENT SECUR
  I Shares
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
U.S. TREASURY MONEY M
  I Shares
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
VIRGINIA TAX-FREE MON
  I Shares
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  97





                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                $                        %           $                           %

                $                        %           $                           %

                $                        %           $                           %

                $                        %           $                           %

                $                        %           $                           %

              RATIO OF NET       RATIO OF EXPENSES
            INVESTMENT INCOME       TO AVERAGE
               TO AVERAGE           NET ASSETS
               NET ASSETS       (EXCLUDING WAIVERS)
               ----------       -------------------

                      %                     %
                      %                     %
                      %                     %
                      %                     %
                      %                     %

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW


Washington, DC 20004


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Funds' Investment Company Act registration number is 811-06557.

[SUNDIAL GRAPHIC]

STI Classic Funds
Equity Funds
I Shares

PROSPECTUS

      August 1, 2005

AGGRESSIVE GROWTH STOCK FUND
BALANCED FUND
CAPITAL APPRECIATION FUND
EMERGING GROWTH STOCK FUND
GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND
MID-CAP EQUITY FUND
MID-CAP VALUE EQUITY FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
STRATEGIC QUANTITATIVE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND



      INVESTMENT ADVISER:
      TRUSCO CAPITAL MANAGEMENT, INC.
      (the "Adviser")

      INVESTMENT SUBADVISER:
      (Aggressive Growth Stock Fund and
      Emerging Growth Stock Fund)
      ZEVENBERGEN CAPITAL INVESTMENTS LLC
      (the "Subadviser")



      STI Classic Funds


      The Securities and Exchange Commission
      has not approved or disapproved these
      securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares (formerly, T Shares) of the Equity Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


        AGGRESSIVE GROWTH STOCK FUND

        BALANCED FUND

        CAPITAL APPRECIATION FUND

        EMERGING GROWTH STOCK FUND

        GROWTH AND INCOME FUND

        INTERNATIONAL EQUITY FUND

        INTERNATIONAL EQUITY INDEX FUND

        LIFE VISION AGGRESSIVE GROWTH FUND

        LIFE VISION CONSERVATIVE FUND

        LIFE VISION GROWTH AND INCOME FUND

        LIFE VISION MODERATE GROWTH FUND

        MID-CAP EQUITY FUND

        MID-CAP VALUE EQUITY FUND

        SMALL CAP GROWTH STOCK FUND

        SMALL CAP VALUE EQUITY FUND

        STRATEGIC QUANTITATIVE EQUITY FUND

        TAX SENSITIVE GROWTH STOCK FUND

        VALUE INCOME STOCK FUND

        MORE INFORMATION ABOUT RISK

        MORE INFORMATION ABOUT FUND INVESTMENTS

        INFORMATION ABOUT PORTFOLIO HOLDINGS

        INVESTMENT ADVISER

        INVESTMENT SUBADVISER

        PORTFOLIO MANAGERS

        PURCHASING AND SELLING FUND SHARES

        DIVIDENDS AND DISTRIBUTIONS

        TAXES

        FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)
(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                CLASS     INCEPTION*   TICKER  CUSIP
Aggressive Growth Stock Fund             I Shares    2/23/04    SCATX   784767188
Balanced Fund                            I Shares     1/3/94    SBATX   784766735
Capital Appreciation Fund                I Shares     7/1/92    STCAX   784766867
Emerging Growth Stock Fund               I Shares    2/27/04    SEGTX   784767238
Growth and Income Fund                   I Shares    9/26/92    CRVAX   784766198
International Equity Fund                I Shares    12/1/95    STITX   784766388
International Equity Index Fund          I Shares     6/6/94    SIEIX   784766594
Life Vision Aggressive Growth Fund       I Shares    6/30/97    CVMGX   784767881
Life Vision Conservative Fund            I Shares    9/30/03    SCCTX   784767485
Life Vision Growth and Income Fund       I Shares    6/30/97    CLVGX   784767873
Life Vision Moderate Growth Fund         I Shares    6/30/97    CLVBX   784767865
Mid-Cap Equity Fund                      I Shares     2/2/94    SAGTX   784766750
Mid-Cap Value Equity Fund                I Shares   11/30/01    SMVTX   784767725
Small Cap Growth Stock Fund              I Shares    10/8/98    SSCTX   784766263
Small Cap Value Equity Fund              I Shares    1/31/97    SCETX   784766370
Strategic Quantitative Equity Fund       I Shares     8/7/03    SQETX   784767527
Tax Sensitive Growth Stock Fund          I Shares   12/11/98    STTAX   784766230
Value Income Stock Fund                  I Shares    2/12/93    STVTX   784766834


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings, and/or cash flow
                                             growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of domestic companies and listed American Depositary Receipts
(ADRs). The Aggressive Growth Stock Fund invests primarily in common stocks of U.S. companies of all sizes that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The Aggressive Growth Stock Fund commenced operations on February 23, 2004 and therefore does not have performance history for a full calendar year.

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                                   PROSPECTUS  3

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------





                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Aggressive Growth Stock Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

BALANCED FUND



           4  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                                    U.S. common stocks
  SECONDARY                                  Bonds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with a history of earnings
                                             growth and bonds with minimal risk
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations, investment grade corporate bonds and listed American Depositary Receipts (ADRs). In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                                   BALANCED FUND



                                                                   PROSPECTUS  5

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                    25.51%
1996                    12.13%
1997                    21.14%
1998                    19.55%
1999                     4.66%
2000                     4.79%
2001                     0.23%
2002                    -8.53%
2003                    10.05%
2004


      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of a Hybrid 60/40 Blend of the S&P 500 (R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes               X.XX%     X.XX%      X.XX%
Fund Returns
After Taxes
on Distributions           X.XX%     X.XX%      X.XX%
Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                X.XX%     X.XX%      X.XX%
Hybrid 60/40 Blend of the
Following Market
Benchmarks                 X.XX%     X.XX%      X.XX%
 S&P 500(R) Index
 (reflects no deduction
 for fees, expenses or
 taxes)                    X.XX%     X.XX%      X.XX%
 Lehman Brothers U.S.
 Government/Credit Index
 (reflects no deduction
 for fees, expenses or
 taxes)                    X.XX%     X.XX%      X.XX%

BALANCED FUND



           6  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

                                                                   BALANCED FUND



                                                                   PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              ---------
Total Annual Operating Expenses**                             x.xx%
                                                              ---------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Balanced Fund - I
  Shares                   x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $XXX    $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CAPITAL APPRECIATION FUND



           8  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The mid size capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                     31.15%
1996                     20.31%
1997                     31.13%
1998                     28.06%
1999                      9.71%
2000                      1.62%
2001                     -6.49%
2002                    -21.98%
2003                     18.52%
2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

                                                       CAPITAL APPRECIATION FUND



                                                                PROSPECTUS  9

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                X.XX%     X.XX%     X.XX%
Fund Returns After
Taxes on Distributions      X.XX%     X.XX%     X.XX%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              X.XX%     X.XX%     X.XX%
S&P 500(R) Index (reflects
no deduction for fees,
expenses or taxes)          X.XX%     X.XX%     X.XX%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

CAPITAL APPRECIATION FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Capital Appreciation Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                      EMERGING GROWTH STOCK FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. small- and mid-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of small-and
                                             mid-capitalization companies with favorable prospects for
                                             future revenue, earnings, and/or cash flow growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies and listed American Depositary Receipts
(ADRs). The Emerging Growth Stock Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion that exhibit strong growth characteristics. In selecting investments for the Fund, the Subadviser emphasizes companies that have a market capitalization of $5 billion or less. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The Emerging Growth Stock Fund commenced operations on February 23, 2004 and therefore does not have performance history for a full calendar year.

EMERGING GROWTH STOCK FUND



          12  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Emerging Growth Stock Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                          GROWTH AND INCOME FUND



                                                                  PROSPECTUS  13

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with market
                                             capitalizations of at least $1.5 billion with attractive
                                             valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts ("ADRs") of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

GROWTH AND INCOME FUND



          14  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1995                    29.38%
1996                    19.06%
1997                    27.69%
1998                    18.20%
1999                    14.17%
2000                     1.43%
2001                    -6.60%
2002                    -19.64%
2003                    28.14%
2004                    XX.XX%



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index and the S&P 500 Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                  1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes               X.XX%     X.XX%     X.XX%
Fund Returns After
Taxes on Distributions     X.XX%     X.XX%     X.XX%
Fund Returns After Taxes
on Distributions and
Sale
of Fund Shares             X.XX%     X.XX%     X.XX%
S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses or taxes)         X.XX%     X.XX%     X.XX%
S&P 500(R) Index
(reflects no deduction
for fees, expenses or
taxes)                     X.XX%     X.XX%     X.XX%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                          GROWTH AND INCOME FUND



                                                                  PROSPECTUS  15

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     X.XX%
Other Expenses                                                X.XX%
                                                              -------------------
Total Annual Operating Expenses**                             X.XX%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Growth and Income Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY FUND



          16  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Foreign common stocks
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth
INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       INTERNATIONAL EQUITY FUND



                                                                  PROSPECTUS  17

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 1, 1995. Performance prior to December 1, 1995 is that of the Adviser's similarly managed collective investment fund, which began operations on January 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1996                     22.08%
1997                     13.35%
1998                     11.22%
1999                      9.47%
2000                     -3.46%
2001                    -17.71%
2002                    -17.02%
2003                     36.86%
2004                         X



      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI (R) EAFE (R)) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                            SINCE        SINCE
                                          INCEPTION    INCEPTION
                                             AS A        OF THE
                                          REGISTERED   COLLECTIVE
                                            MUTUAL     INVESTMENT
I SHARES               1 YEAR   5 YEARS     FUND*        FUND**
Fund Returns
Before Taxes            X.XX%    X.XX%      X.XX%        X.XX%
Fund Returns
After Taxes
on Distributions        X.XX%    X.XX%      X.XX%         N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund
Shares                  X.XX%    X.XX%      X.XX%         N/A+
MSCI(R) EAFE(R) Index
(reflects no
deduction for fees,
expenses or taxes)      X.XX%    X.XX%      X.XX%        X.XX%


* Fund returns since inception of the T Shares on December 1, 1995, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1995 (benchmark returns available only on a month end basis).

** Since inception of the collective investment fund on January 31, 1995.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon [indices from 21 foreign and developed countries.]

INTERNATIONAL EQUITY FUND



          18  PROSPECTUS

(COIN ICON)

             FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within sixty days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



International Equity Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  19

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R)-GDP Weighted Index
INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R)-GDP
                                             Weighted Index
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R)-GDP
                                             Weighted Index
INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

INTERNATIONAL EQUITY INDEX FUND



          20  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1995                     10.73%
1996                      6.04%
1997                      8.99%
1998                     30.02%
1999                     30.66%
2000                    -17.06%
2001                    -23.47%
2002                    -16.52%
2003                     40.54%
2004                          X



      BEST QUARTER               WORST QUARTER
          X.XX                       X.XX
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia and Far East - Gross Domestic Product (MSCI(R) EAFE(R)-GDP) Weighted Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes     X.XX%    X.XX%     X.XX%
Fund Returns After Taxes on
Distributions                 X.XX%    X.XX%     X.XX%
Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                   X.XX%    X.XX%     X.XX%
MSCI(R) EAFE(R)-GDP
Weighted Index (reflects no
deduction for fees,
expenses or taxes)            X.XX%    X.XX%     X.XX%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon [indices from 21 foreign and developed countries.] The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  21

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within sixty days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



International Equity Index Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR  3 YEARS   5 YEARS      10 YEARS
  $XXX   $XXX      $XXX         $  XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION AGGRESSIVE GROWTH FUND



          22  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High capital appreciation

INVESTMENT FOCUS                             Equity and money market funds

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Investing at least 80% of the Fund's assets in STI Classic
                                             Equity Funds

INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY
               Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                              (PERCENTAGE OF THE LIFE
                              VISION AGGRESSIVE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Equity Funds                          80-100%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
Money Market Funds                      0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                PROSPECTUS  23

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.


This bar chart shows changes in the performance of this Life Vision Fund's T Shares from year to year.*



(BAR CHART)

1995                     25.12%
1996                     16.62%
1997                     22.53%
1998                     12.31%
1999                     10.31%
2000                      6.30%
2001                     -6.52%
2002                    -18.11%
2003                     26.69%
2004                       XXX%



      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2004, to those of a Hybrid 90/10 Blend of the S&P 500(R) Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                             SINCE
                                           INCEPTION
                                             OF THE
                                           REGISTERED
I SHARES               1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
Fund Returns Before
Taxes                   X.XX%    X.XX%       X.XX%          X.XX%

Fund Returns
After Taxes on
Distributions           X.XX%    X.XX%       X.XX%           N/A+

Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares             X.XX%    X.XX%       X.XX%           N/A+

Hybrid 90/10
Blend of the
Following
Market
Benchmarks++            X.XX%    X.XX%       X.XX%          X.XX%

 S&P 500(R) Index       X.XX%    X.XX%       X.XX%          X.XX%

 Citigroup 3-Month
 Treasury Bill
 Index                  X.XX%    X.XX%       X.XX%          X.XX%


 * Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
 **Includes performance of the Adviser's asset allocation program.
 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.
 ++Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION AGGRESSIVE GROWTH FUND



          24  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES
        This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     X.XX%
Other Expenses                                                X.XX%
                                                              -------------------
Total Annual Operating Expenses**                             X.XX%
                                                              -------------------
Less Fee Waivers and Expense Reimbursements**                 (X.XX)%
                                                              -------------------
Net Operating Expenses                                        X.XX%



 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



Life Vision Aggressive Growth Fund - T Shares    0.21%



  The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total annualized expenses would be X.XX% before waivers and X.XX% after waivers.


-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $X.XX    $X.XX     $X.XX     $X.XX



These costs are all inclusive representing both direct Fund expenses and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):



  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $X.XX    $X.XX     $X.XX     $ X.XX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

                                                   LIFE VISION CONSERVATIVE FUND



                                                                  PROSPECTUS  25

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                                    Bond funds
  SECONDARY                                  Equity funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Bond Funds, and to a lesser
                                             extent, STI Classic Equity Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by
                                             limiting exposure to equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


                                   INVESTMENT RANGE
                                  (PERCENTAGE OF THE
                               LIFE VISION CONSERVATIVE
ASSET CLASS                         FUND'S ASSETS)
-------------------------------------------------------
Bond Funds                             65-100%
Classic Institutional High Quality Bond Fund
  High Income Fund
  Classic Institutional Total Return Bond Fund
  Classic Institutional Core Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Short-Term U.S. Treasury Securities Fund
  U.S. Government Securities Fund


                                   INVESTMENT RANGE
                                  (PERCENTAGE OF THE
                               LIFE VISION CONSERVATIVE
ASSET CLASS                         FUND'S ASSETS)
-------------------------------------------------------
Equity Funds                             0-35%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
Money Market Funds                       0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

LIFE VISION CONSERVATIVE FUND



          26  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Fund's I Shares for the last calendar year.


(BAR CHART)


2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of a Hybrid 70/20/10 Blend of the S&P 500 (R) Index, Lehman Brother U.S. Aggregate Bond Index and the Citi-group 3-month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                PROSPECTUS  27


                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
Hybrid 70/20/10 Blend
of the Following
Market Benchmarks++               xx.xx%     xx.xx%
S&P 500(R) Index                  xx.xx%     xx.xx%
Lehman Brothers
U.S. Aggregate Bond Index         xx.xx%     xx.xx%
Citigroup 3-Month Treasury
Bill Index                        xx.xx%     xx.xx%



* Since inception of I Shares on November 1, 2003. Benchmark return since September 30, 2003 (benchmark returns available only on a month end basis).



++ Benchmarks reflect no deductions for fees, expenses or taxes.


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Definition of benchmark to be provided by amendment]

LIFE VISION CONSERVATIVE FUND



          28  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses                               x.xx%
                                                              -------------------
Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -------------------
Net Operating Expenses                                        x.xx%



 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.






  The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total expenses would be X.XX% before waivers and X.XX% after waivers.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX



These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):



1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $XXX        $XXX         $XXX          $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund's estimated expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                  PROSPECTUS  29

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Equity and bond funds

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity Funds and, to a lesser
                                             extent, STI Classic Bond Funds

INVESTOR PROFILE                             Investors who want their assets to grow, but want to
                                             moderate the risks of equity securities through investment of a portion of their assets in bonds

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Growth and Income Fund invests at least 70% to 80% of its assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
Equity Funds                          50-80%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund


                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
Bond Funds                            20-50%
  Classic Institutional High Quality Bond Fund
  High Income Fund
  Classic Institutional Total Return Bond Fund
  Classic Institutional Core Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
  Short-Term U.S. Treasury Securities Fund
  U.S. Government Securities Fund
Money Market Funds                     0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

LIFE VISION GROWTH AND INCOME FUND



          30  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.


This bar chart shows changes in the performance of this Life Vision Fund's I Shares from year to year.*



(BAR CHART)

1995                     22.68%
1996                     12.16%
1997                     18.08%
1998                     11.16%
1999                      7.95%
2000                      7.08%
2001                     -2.55%
2002                    -11.99%
2003                     23.99%
2004



      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                PROSPECTUS  31

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2004, to those of a Hybrid 65/25/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                              SINCE
                                           INCEPTION OF
                                          THE REGISTERED
I SHARES               1 YEAR   5 YEARS    MUTUAL FUND*    10 YEARS**
Fund Returns Before
Taxes                  X.XX%     X.XX%         X.XX%         X.XX%

Fund Returns
After Taxes on
Distributions          X.XX%     X.XX%         X.XX%          N/A+

Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares            X.XX%     X.XX%         X.XX%          N/A+

Hybrid 65/25/10
Blend of the
Following Market
Benchmarks++           X.XX%     X.XX%         X.XX%         X.XX%

 S&P 500(R) Index      X.XX%     X.XX%         X.XX%         X.XX%
 Lehman Brothers U.S.
 Aggregate Bond Index  X.XX%     X.XX%         X.XX%         X.XX%
 Citigroup
 3-Month
 Treasury Bill
 Index                 X.XX%     X.XX%         X.XX%         X.XX%


 * Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
 **Includes performance of the Adviser's asset allocation program.
 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.
 ++Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION GROWTH AND INCOME FUND



          32  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses                               x.xx%
                                                              -------------------
Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -------------------
Net Operating Expenses                                        x.xx%



 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.






  The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total expenses would be X.XX% before waivers and X.XX% after waivers.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $XXX     $XXX      $XXX       $XXX



These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):



  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  33

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS                             Equity and bond funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity and Bond Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                               VISION MODERATE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Equity Funds                           35-65%
Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund


                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                               VISION MODERATE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Bond Funds                             35-65%
  Classic Institutional High Quality
     Bond Fund
  High Income Fund
  Classic Institutional Total Return Bond Fund
  Classic Institutional Core Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
     Securities Fund
  Short-Term U.S. Treasury
     Securities Fund
  U.S. Government Securities Fund
Money Market Funds                      0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

LIFE VISION MODERATE GROWTH FUND



          34  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.


This bar chart shows changes in the performance of this Life Vision Fund's I Shares from year to year.*


(BAR CHART)


1995                    20.52%
1996                    10.51%
1997                    16.41%
1998                    11.15%
1999                     6.19%
2000                     5.46%
2001                    -1.10%
2002                    -8.28%
2003                    19.98%
2004



      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

                                                LIFE VISION MODERATE GROWTH FUND



                                                                PROSPECTUS  35

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2004, to those of a Hybrid 50/40/10 Blend of the S&P 500(R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                               SINCE
                                           INCEPTION OF
                                          THE REGISTERED
I SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                   X.XX%    X.XX%         X.XX%           X.XX%
Fund Returns After
Taxes on
Distributions           X.XX%    X.XX%         X.XX%            N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     X.XX%    X.XX%         X.XX%            N/A+
Hybrid 50/40/10 Blend
of the Following
Market Benchmarks++     X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500 (R) Index      X.XX%    X.XX%         X.XX%           X.XX%
 Lehman Brothers U.S.
 Aggregate Bond Index   X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%


* Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

++ Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION MODERATE GROWTH FUND



          36  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------
Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -------------------
Net Operating Expenses                                        x.xx%



 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.






The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying
 STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were X.XX%. Therefore, total expenses would be X.XX% before waivers and X.XX% after waivers.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $X.XX    $X.XX     $X.XX     $X.XX



These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX%):



  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $X.XX    $X.XX     $X.XX     $X.XX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  37

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity U.S. traded securities that have mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.


Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.


Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance.


In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United State.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP EQUITY FUND



          38  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                     31.22%
1996                     15.42%
1997                     21.23%
1998                      6.48%
1999                     16.14%
2000                     -2.97%
2001                      2.38%
2002                    -28.78%
2003                     28.99%
2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


T SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes   X.XX%     X.XX%     X.XX%
Fund Returns After Taxes
on Distributions            X.XX%     X.XX%     X.XX%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares              X.XX%     X.XX%     X.XX%
Russell Midcap(R) Index
(reflects no deduction
for fees, expenses or
taxes)                      X.XX%     X.XX%     X.XX%


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  39

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Mid-Cap Equity Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $X.XX    $X.XX     $X.XX     $X.XX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP VALUE EQUITY FUND



          40  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. mid-cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued mid-cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities with market capitalizations between approximately $1 billion and $12 billion. U.S. traded securities may include American Depositary Receipts ADRs among other types of securities. In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.



Additionally, all common stocks purchased for the Fund are required to pay a cash dividend.


In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       MID-CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  41

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

2002                    -21.26%
2003                     29.51%
2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                            SINCE
I SHARES                         1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      X.XX%      X.XX%
Fund Returns After Taxes on
Distributions                     X.XX%      X.XX%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                            X.XX%      X.XX%
Russell Midcap(R) Value Index
(reflects no deduction for
fees, expenses or taxes)          X.XX%      X.XX%


* Since inception of the T Shares on November 30, 2001.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

MID-CAP VALUE EQUITY FUND



          42  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Mid-Cap Value Equity Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
  $X.XX    $X.XX     $X.XX     $X.XX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  43

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in equity U.S. traded securities with market capitalizations between $50 million and $3 billion in size. U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP GROWTH STOCK FUND



          44  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1999                    20.55%

2000                    11.76%

2001                    -0.82%

2002                    -22.71%

2003                    45.64%

2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P Small Cap 600(R)/BARRA Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                               SINCE
I SHARES                  1 YEAR   5 YEARS   INCEPTION*
Fund Returns
Before Taxes              X.XX%     X.XX%      X.XX%
Fund Returns
After Taxes
on Distributions          X.XX%     X.XX%      X.XX%
Fund Returns
After Taxes
on Distributions
and Sale of Fund Shares   X.XX%     X.XX%      X.XX%
S&P Small Cap 600(R)/
BARRA Growth Index
(reflects no deduction
for fees, expenses or
taxes)                    X.XX%     X.XX%      X.XX%


* Since inception of the T Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P Small Cap 600(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  45

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



*  Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or part of this fee waiver at any time.



Small Cap Growth Stock Fund - I Shares       x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $XXX    $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SMALL CAP VALUE EQUITY FUND



          46  PROSPECTUS

* Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors.

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United State.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    SMALL CAP VALUE EQUITY FUND*



                                                                PROSPECTUS  47

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective investment fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                    30.99%
1996                    34.25%
1997                    32.59%
1998                    -13.45%
1999                    -2.72%
2000                    17.96%
2001                    21.21%
2002                    -1.74%
2003                    37.05%
2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell 2000(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                  SINCE
                                              INCEPTION AS A
                                                REGISTERED
                                                  MUTUAL
I SHARES                   1 YEAR   5 YEARS       FUND*        10 YEARS**
Fund Returns Before Taxes  X.XX%     X.XX%        X.XX%          X.XX%
Fund Returns After Taxes
on Distributions           X.XX%     X.XX%        X.XX%           N/A+
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares             X.XX%     X.XX%        X.XX%           N/A+
Russell 2000(R) Value
Index (reflects no
deduction for fees,
expenses or taxes)         X.XX%     X.XX%        X.XX%          X.XX%



  * Since inception of the T Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.



 ** Includes performance of the Adviser's collective investment fund.


  + It is not possible to reflect the impact of taxes on the collective investment fund's performance.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



          48  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



*  Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or part of this fee waiver at any time.



Small Cap Value Equity Fund - I Shares       x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $XXX    $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                              STRATEGIC QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  49

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. common stocks of companies with positive earnings
                                             characteristics purchased at reasonable value
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with superior
                                             earnings/valuation cycle characteristics within specific
                                             market sectors
INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Strategic Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.


The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance.


In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small to mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.

STRATEGIC QUANTITATIVE EQUITY FUND



          50  PROSPECTUS


This bar chart shows the performance of the Fund's I Shares for the last calendar year.

(BAR CHART)

2004


      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
S&P 500(R) Index (reflects no
deduction for fees, expenses or
taxes)                            xx.xx%     xx.xx%



* Since inception of the I Shares on August 7, 2003. [Benchmark return since July 31, 2003 (benchmark returns available only on a month end basis).]


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                              STRATEGIC QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  51

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Strategic Quantitative Equity Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $XXX     $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

TAX SENSITIVE GROWTH STOCK FUND



          52  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital growth with nominal dividend income
INVESTMENT FOCUS                             U.S. common stocks of growth companies
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies that have above average
                                             growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions
INVESTOR PROFILE                             Investors who want to increase the value of their investment while minimizing taxable capital gains distributions

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Tax Sensitive Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.


The Adviser manages the Fund using tax management strategies in an attempt to minimize the impact of capital gains taxes on investment returns. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 TAX SENSITIVE GROWTH STOCK FUND



                                                                  PROSPECTUS  53

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1996                     21.04%
1997                     28.76%
1998                     31.73%
1999                     24.74%
2000                    -12.15%
2001                    -18.21%
2002                    -22.02%
2003                     21.16%
2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                           SINCE
                                             SINCE       INCEPTION
                                           INCEPTION       OF THE
                                              AS A       COLLECTIVE
                                           REGISTERED    INVESTMENT
I SHARES               1 YEAR   5 YEARS   MUTUAL FUND*     FUND**
Fund Returns Before
Taxes                   XXX%     XXX%         XXX%          XXX%

Fund Returns
After Taxes on
Distributions           XXX%     XXX%         XXX%          N/A+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     XXX%     XXX%         XXX%          N/A+
S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)      XXX%     XXX%         XXX%          XXX%


 * Fund Returns since inception of the T Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).
 **Since inception of the collective investment fund on December 31,
   1995.
 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.

TAX SENSITIVE GROWTH STOCK FUND



          54  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Tax Sensitive Growth Stock Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $XXX    $XXX      $XXX       $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                         VALUE INCOME STOCK FUND



                                                                  PROSPECTUS  55

(SUITCASE ICON)
        FUND SUMMARY


INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                     35.93%

1996                     19.46%

1997                     27.08%

1998                     10.58%

1999                     -2.93%

2000                     10.85%

2001                     -0.95%

2002                    -15.47%

2003                     23.64%

2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
        (6/30/99)                  (9/30/02)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500(R)/BARRA Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their

VALUE INCOME STOCK FUND



          56  PROSPECTUS

Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


I SHARES                             1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes            X.XX%     X.XX%     X.XX%
Fund Returns After Taxes on
Distributions                        X.XX%     X.XX%     X.XX%
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                               X.XX%     X.XX%     X.XX%
S&P 500(R)/BARRA Value Index
(reflects no deduction for fees,
expenses or taxes)                   X.XX%     X.XX%     X.XX%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Value Income Stock Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $XXX    $XXX      $XXX       $XXX

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  57

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary. Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Balanced Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

MORE INFORMATION ABOUT FUND INVESTMENTS



          58  PROSPECTUS

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS


Aggressive Growth Stock Fund


Balanced Fund


Emerging Growth Stock Fund

Growth and Income Fund
International Equity Fund
International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Mid-Cap Equity Fund


Mid-Cap Value Equity Fund


Small Cap Growth Stock Fund


Small Cap Value Equity Fund


Tax Sensitive Growth Stock Fund


Value Income Stock Fund


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap

                                                              INVESTMENT ADVISER



                                                                  PROSPECTUS  59

Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their Portfolio Securities is available in the Statement of Additional Information.


(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $XX.X billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees (after waivers) of:



  Aggressive Growth Stock Fund             X.XX%
  Balanced Fund                            X.XX%
  Capital Appreciation Fund                X.XX%
  Emerging Growth Stock Fund               X.XX%
  Growth and Income Fund                   X.XX%
  International Equity Fund                X.XX%
  International Equity Index Fund          X.XX%
  Life Vision Aggressive Growth Fund       X.XX%
  Life Vision Conservative Fund            X.XX%
  Life Vision Growth and Income Fund       X.XX%
  Life Vision Moderate Growth Fund         X.XX%
  Mid-Cap Equity Fund                      X.XX%
  Mid-Cap Value Equity Fund                X.XX%
  Small Cap Growth Stock Fund              X.XX%
  Small Cap Value Equity Fund              X.XX%
  Strategic Quantitative Equity Fund       X.XX%
  Tax Sensitive Growth Stock Fund          X.XX%
  Value Income Stock Fund                  X.XX%


The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.


Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


INVESTMENT SUBADVISER


Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2005, the Subadviser had approximately $X.X billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser [0.625%] of each of

INVESTMENT ADVISER



          60  PROSPECTUS

the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.

PORTFOLIO MANAGERS


The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco since 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. Prior to joining Trusco, Mr. Atkins worked in the Trust Department at SunTrust Bank. He has more than 5 years of investment experience.



Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in January 1997. He has more than 20 years of investment experience.



Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000, after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the STRATEGIC QUANTITATIVE EQUITY FUND since it began operating in August 2003. He has more than 12 years of investment experience.



Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 22 years of investment experience.



Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 1996.
He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March   , 2005,
after managing the Fund since February 1999. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.



Mr. Gregory L. Fraser, CFA, has served as Vice President of Trusco since December 2003, after serving as an Independent Consultant for Trusco from April 2003 to November 2003. He focuses on the fixed-income assets of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND AND LIFE VISION MODERATE GROWTH FUND and has served as co-manager of each Fund since January 2004. Prior to joining Trusco, Mr. Fraser served as Vice President and Bond Manager at Fiduciary Trust Co., International, a subsidiary of Franklin Templeton Investments from October 2000 to March 2003. He has more than 11 years of investment experience.



Mr. Mark D. Garfinkel, CFA, has served as a Managing Director of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 18 years of investment experience.



Mr. Alan Gayle has served as Senior Investment Strategist of Trusco since 1997 and Managing Director of Trusco since July 2000. He focuses on the equity assets of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND AND LIFE VISION MODERATE GROWTH FUND and has served as the lead manager since each Fund's inception. He has more than 28 years of investment experience.



Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 21 years of investment experience.



Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the BALANCED FUND (EQUITY PORTION ONLY) since June 2000. Mr. Rhodes has also managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 32 years of investment experience.


Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  61


the VALUE INCOME STOCK FUND since April 1995. He has more than 23 years of investment experience.


Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY) since July 2004. Prior to joining Trusco, Mr. Talty served as President & Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 23 years of investment experience.


Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the TAX SENSITIVE GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 32 years of investment experience.



Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY), since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 19 years of investment experience.



Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 10 years of investment experience.



Mr. Don Wordell, CFA, has served as a Portfolio Manager since joining Trusco in 1996. In addition, Mr. Wordell is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts. He has managed the MID-CAP VALUE EQUITY FUND since December 2003, after co-managing it since it began operating in November 2001. He has more than 9 years of investment experience.



Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 23 years of investment experience.



The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.


HOW TO PURCHASE FUND SHARES


The Funds offer I Shares only to financial institutions or intermediaries for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that

PURCHASING AND SELLING FUND SHARES



          62  PROSPECTUS

request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S, OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.


HOW THE FUNDS CALCULATE NAV


In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



Although the Funds, except the International Equity Fund and International Equity Index Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.



IN-KIND PURCHASES



Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-800-428-6970.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  63


birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.


HOW TO SELL YOUR FUND SHARES


You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.



Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.


RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


REDEMPTION FEE



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days (60 days in the case of the International Equity Fund and the International Equity Index Fund) or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Market Timing Policies and Procedures.")

PURCHASING AND SELLING FUND SHARES



          64  PROSPECTUS

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time. To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES
AND PROCEDURES



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers'

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  65


access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed 7 days or less (60 days or less for the International Equity Fund and the International Equity Index Fund) after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.


DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          66  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY
-------------------------------------------------------------
Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund

Growth and Income Fund

Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Strategic Quantitative Equity Fund
Tax Sensitive Growth Stock Fund
Value Income Stock Fund

ANNUALLY
-------------------------------------------------------------
International Equity Fund
International Equity Index Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.


The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  67

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS



          68  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003, 2004 and March 31, 2005 has been audited by [to be provided by amendment]. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The report of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.





                                      NET ASSET                             NET REALIZED
                                       VALUE,                NET           AND UNREALIZED
                                      BEGINNING          INVESTMENT        GAINS (LOSSES)        TOTAL FROM
                                      OF PERIOD         INCOME (LOSS)      ON INVESTMENTS        OPERATIONS
                                      ---------         -------------      --------------        ----------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
BALANCED FUND
  I SHARE
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
CAPITAL APPRECIATION FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
EMERGING GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
GROWTH AND INCOME FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
INTERNATIONAL EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                      DIVIDENDS                                 TOTAL
                                      FROM NET          DISTRIBUTIONS         DIVIDENDS
                                     INVESTMENT         FROM REALIZED            AND
                                       INCOME           CAPITAL GAINS       DISTRIBUTIONS
                                       ------           -------------       -------------
AGGRESSIVE GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
BALANCED FUND
  I SHARE
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
CAPITAL APPRECIATION FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
EMERGING GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
GROWTH AND INCOME FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
INTERNATIONAL EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  69


                                                                        RATIO OF
             NET ASSET                             NET ASSETS,        NET EXPENSES
             VALUE, END           TOTAL              END OF            TO AVERAGE
             OF PERIOD           RETURN+          PERIOD (000)         NET ASSETS
             ---------           -------          ------------         ----------

                                 RATIO OF EXPENSES TO
                 RATIO OF         AVERAGE NET ASSETS
              NET INVESTMENT      (EXCLUDING WAIVERS      PORTFOLIO
             INCOME (LOSS) TO           AND/OR             TURNOVER
            AVERAGE NET ASSETS     REIMBURSEMENTS)           RATE
            ------------------     ---------------           ----

FINANCIAL HIGHLIGHTS



          70  PROSPECTUS





                                      NET ASSET                             NET REALIZED
                                       VALUE,                NET           AND UNREALIZED
                                      BEGINNING          INVESTMENT        GAINS (LOSSES)        TOTAL FROM
                                      OF PERIOD         INCOME (LOSS)      ON INVESTMENTS        OPERATIONS
                                      ---------         -------------      --------------        ----------
INTERNATIONAL EQUITY INDEX FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

LIFE VISION AGGRESSIVE GROWTH
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

LIFE VISION CONSERVATIVE
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................

LIFE VISION GROWTH AND INCOME
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................


                                      DIVIDENDS                                 TOTAL
                                      FROM NET          DISTRIBUTIONS         DIVIDENDS
                                     INVESTMENT         FROM REALIZED            AND
                                       INCOME           CAPITAL GAINS       DISTRIBUTIONS
                                       ------           -------------       -------------
INTERNATIONAL EQUITY INDEX FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
LIFE VISION AGGRESSIVE GROWTH
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
LIFE VISION CONSERVATIVE
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................
LIFE VISION GROWTH AND INCOME
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  71


                                                                        RATIO OF
             NET ASSET                             NET ASSETS,        NET EXPENSES
             VALUE, END           TOTAL              END OF            TO AVERAGE
             OF PERIOD           RETURN+          PERIOD (000)         NET ASSETS
             ---------           -------          ------------         ----------

                                 RATIO OF EXPENSES TO
                 RATIO OF         AVERAGE NET ASSETS
              NET INVESTMENT      (EXCLUDING WAIVERS      PORTFOLIO
             INCOME (LOSS) TO           AND/OR             TURNOVER
            AVERAGE NET ASSETS      REIMBURSEMENT)           RATE
            ------------------      --------------           ----

FINANCIAL HIGHLIGHTS



          72  PROSPECTUS





                                      NET ASSET                             NET REALIZED
                                       VALUE,                NET           AND UNREALIZED                             DIVIDENDS
                                      BEGINNING          INVESTMENT        GAINS (LOSSES)        TOTAL FROM           FROM NET
                                      OF PERIOD         INCOME (LOSS)      ON INVESTMENTS        OPERATIONS       INVESTMENT INCOME
                                      ---------         -------------      --------------        ----------       -----------------
LIFE VISION MODERATE GROWTH
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

MID-CAP EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

MID-CAP VALUE EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................

SMALL CAP GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................


                                                            TOTAL
                                    DISTRIBUTIONS         DIVIDENDS
                                    FROM REALIZED            AND
                                    CAPITAL GAINS       DISTRIBUTIONS
                                    -------------       -------------
LIFE VISION MODERATE GROWTH
  FUND(A)(B)
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
MID-CAP EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
MID-CAP VALUE EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
SMALL CAP GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  73

                                                                                                             RATIO OF EXPENSES TO
                                                                        RATIO OF             RATIO OF         AVERAGE NET ASSETS
             NET ASSET                             NET ASSETS,        NET EXPENSES        NET INVESTMENT      (EXCLUDING WAIVERS
             VALUE, END           TOTAL              END OF            TO AVERAGE        INCOME (LOSS) TO           AND/OR
             OF PERIOD           RETURN+          PERIOD (000)         NET ASSETS       AVERAGE NET ASSETS      REIMBURSEMENT)
             ---------           -------          ------------         ----------       ------------------      --------------


              PORTFOLIO
               TURNOVER
                 RATE
                 ----

FINANCIAL HIGHLIGHTS



          74  PROSPECTUS




                                      NET ASSET                             NET REALIZED
                                       VALUE,                NET           AND UNREALIZED                             DIVIDENDS
                                      BEGINNING          INVESTMENT        GAINS (LOSSES)        TOTAL FROM           FROM NET
                                      OF PERIOD         INCOME (LOSS)      ON INVESTMENTS        OPERATIONS       INVESTMENT INCOME
                                      ---------         -------------      --------------        ----------       -----------------
SMALL CAP VALUE EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

STRATEGIC QUANTITATIVE EQUITY
  FUND
  I SHARES
    2005........................
    2004(2).....................

TAX SENSITIVE GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

VALUE INCOME STOCK FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                                            TOTAL
                                    DISTRIBUTIONS         DIVIDENDS
                                    FROM REALIZED            AND
                                    CAPITAL GAINS       DISTRIBUTIONS
                                    -------------       -------------
SMALL CAP VALUE EQUITY FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
STRATEGIC QUANTITATIVE EQUITY
  FUND
  I SHARES
    2005........................
    2004(2).....................
TAX SENSITIVE GROWTH STOCK FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
VALUE INCOME STOCK FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  75

                                                                                                             RATIO OF EXPENSES TO
                                                                        RATIO OF             RATIO OF         AVERAGE NET ASSETS
             NET ASSET                             NET ASSETS,        NET EXPENSES        NET INVESTMENT      (EXCLUDING WAIVERS
             VALUE, END                              END OF            TO AVERAGE        INCOME (LOSS) TO           AND/OR
             OF PERIOD        TOTAL RETURN+       PERIOD (000)         NET ASSETS       AVERAGE NET ASSETS      REIMBURSEMENT)
             ---------        -------------       ------------         ----------       ------------------      --------------


              PORTFOLIO
               TURNOVER
                 RATE
                 ----

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW


Washington, DC 20004


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUND'S WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The STI Classic Funds' Investment Company Act registration number is 811-06557.

401(K) PLAN PROSPECTUS  | STI Classic Funds for the SunTrust 401(k) Plan

                           August 1, 2005




















The Securities and Exchange Commission has not approved or
disapproved these securities or passed upon the adequacy of
this Prospectus. Any representation to the contrary is a
criminal offense.                                                [SunTrust Logo]

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares (formerly, T Shares) of each Fund (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


        AGGRESSIVE GROWTH STOCK FUND

        CAPITAL APPRECIATION FUND

        GROWTH AND INCOME FUND

        INTERNATIONAL EQUITY INDEX FUND

        MID-CAP EQUITY FUND

        SMALL CAP GROWTH STOCK FUND

        VALUE INCOME STOCK FUND

        INVESTMENT GRADE BOND FUND

        SHORT-TERM BOND FUND

        PRIME QUALITY MONEY MARKET FUND

        MORE INFORMATION ABOUT RISK

        MORE INFORMATION ABOUT FUND INVESTMENTS

        INFORMATION ABOUT PORTFOLIO HOLDINGS

        INVESTMENT ADVISER

        INVESTMENT SUBADVISER

        PORTFOLIO MANAGERS

        PURCHASING AND SELLING FUND SHARES

        DIVIDENDS AND DISTRIBUTIONS

        TAXES

        FINANCIAL HIGHLIGHTS

        PRIVACY POLICY
INSIDE  HOW TO OBTAIN MORE INFORMATION
BACK     ABOUT THE STI CLASSIC FUNDS
COVER


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX/AVERAGE?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS




FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP

EQUITY FUNDS

Aggressive Growth Stock Fund                           I Shares    2/23/04    SCATX   784767188

Capital Appreciation Fund                              I Shares     7/1/92    STCAX   784766867

Growth and Income Fund                                 I Shares    9/26/92    CRVAX   784766198

International Equity Index Fund                        I Shares     6/6/94    SIEIX   784766594

Mid-Cap Equity Fund                                    I Shares     2/2/94    SAGTX   784766750

Small Cap Growth Stock Fund                            I Shares    10/8/98    SSCTX   784766263

Value Income Stock Fund                                I Shares   10/31/89    STVTX   784766834

FIXED INCOME FUNDS

Investment Grade Bond Fund                             I Shares    7/16/92    STIGX   784766701

Short-Term Bond Fund                                   I Shares    3/15/93    SSBTX   784766826

MONEY MARKET FUND

Prime Quality Money Market Fund                        I Shares     6/8/92    SQTXX   784766107




* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.


                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings, and/or cash flow
                                             growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of domestic companies and listed American Depositary Receipts
(ADRs). The Aggressive Growth Stock Fund invests primarily in common stocks of U.S. companies of all sizes that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The Aggressive Growth Stock Fund commenced operations on February 23, 2004, and therefore, does not have performance history for a full calendar year.

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                                   PROSPECTUS  3

(COIN ICON)

        FUND FEES AND EXPENSES



        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      xx%
Other Expenses*                                               xx%
                                                              -------------------
                                                              xx%
Total Annual Operating Expenses**



[ * The expense information in the table has been adjusted to reflect current fees.]



** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.



Aggressive Growth Stock Fund - I Shares      xx%


-------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $ xx        $ xx         $ xx          $ xx


-------------------------------------------------------------

FUND EXPENSES

-------------------------------------------------------------


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CAPITAL APPRECIATION FUND



           4  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks

---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)

               INVESTMENT STRATEGY


               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely affect performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The mid size capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)




1995                     31.15%


1996                     20.31%


1997                     31.13%


1998                     28.06%


1999                      9.71%


2000                     -1.62%


2001                     -6.49%


2002                    -21.98%


2003                     18.52%


2004



      BEST QUARTER               WORST QUARTER



         XX.XX%                     XX.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  5

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS
Capital Appreciation Fund    xx.xx%    x.xx%      x.xx%

S&P 500(R) Index             xx.xx%    x.xx%     xx.xx%



(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses                               x.xx%



[* The expense information in the table has been adjusted to reflect current fees.]


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $xxx    $xxx     $xxx     $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

GROWTH AND INCOME FUND



           6  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with market
                                             capitalizations of at least $1.5 billion with attractive
                                             valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity markets as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts ("ADRs") of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                          GROWTH AND INCOME FUND



                                                                   PROSPECTUS  7


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1995                                                                             29.38
1996                                                                             19.06
1997                                                                             27.69
1998                                                                              18.2
1999                                                                             14.17
2000                                                                              1.43
2001                                                                              -6.6
2002                                                                            -19.64
2003                                                                             28.14
2004                                                                              0.15



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index and the


S&P 500. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                        1 YEAR   5 YEARS   10 YEARS
Growth and Income Fund          xx.xx%    x.xx%      x.xx%
S&P 500(R)/BARRA Value Index    xx.xx%    x.xx%     xx.xx%
S&P 500 Index                   xx.xx%    x.xx%     xx.xx%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

GROWTH AND INCOME FUND



           8  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------
Total Annual Operating Expenses                               x.xx%



[* The expense information in the table has been adjusted to reflect current fees.]


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS  5 YEARS  10 YEARS
  $xx     $xxx     $xxx     $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                   PROSPECTUS  9

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R)-GDP Weighted Index

INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R)-GDP
                                             Weighted Index

SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R)-GDP
                                             Weighted Index

INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

INTERNATIONAL EQUITY INDEX FUND



          10  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*



(BAR CHART)

1995                                                                   10.73
1996                                                                    6.04
1997                                                                    8.99
1998                                                                   30.02
1999                                                                   30.66
2000                                                                  -17.06
2001                                                                  -23.47
2002                                                                  -16.52
2003                                                                   40.54
2004                                                                    0.15



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia and Far East - Gross Domestic Product (MSCI (R)
EAFE (R)-GDP) Weighted Index.



I SHARES                    1 YEAR   5 YEARS   10 YEARS

International Equity Index
Fund                        xx.xx%    x.xx%     x.xx%

MSCI(R) EAFE(R)-GDP
Weighted Index              xx.xx%    x.xx%     x.xx%



(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  11

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



[ * The expense information in the table has been adjusted to reflect current fees.]


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


International Equity Index Fund - I Shares       x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP EQUITY FUND



          12  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity U.S. traded securities that have mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.



Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  13

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)


1995                                                                             31.22
1996                                                                             15.42
1997                                                                             21.23
1998                                                                              6.48
1999                                                                             16.14
2000                                                                             -2.97
2001                                                                              2.38
2002                                                                            -28.78
2003                                                                             28.99
2004                                                                              0.15




      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                            1 YEAR   5 YEARS   10 YEARS
I SHARES
Mid-Cap Equity Fund         xx.xx%    x.xx%      x.xx%

Russell Midcap(R) Index     xx.xx%    x.xx%     xx.xx%



(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

MID-CAP EQUITY FUND



          14  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------
Total Annual Operating Expenses                               x.xx%



[* The expense information in the table has been adjusted to reflect current fees.]


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $xxx    $xxx     $xxx     $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  15

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in equity U.S. traded securities with market capitalizations between $50 million and $3 billion in size. U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP GROWTH STOCK FUND



          16  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1999                                                                             20.55
2000                                                                             11.76
2001                                                                             -0.82
2002                                                                            -22.71
2003                                                                             45.64
2004                                                                              0.10


      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P Small Cap 600 (R)/BARRA Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES               1 YEAR   5 YEARS   SINCE INCEPTION*

Small Cap Growth
Stock Fund             xx.xx%    x.xx%         xx.xx%
S&P Small Cap
600(R)/BARRA Growth
Index                  xx.xx%    x.xx%         xx.xx%


* Since the inception of the T shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  17

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                                  I SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Small Cap Growth Stock Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VALUE INCOME STOCK FUND



          18  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY


INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1995                                                                             35.93
1996                                                                             19.46
1997                                                                             27.08
1998                                                                             10.58
1999                                                                             -2.93
2000                                                                             10.85
2001                                                                             -0.95
2002                                                                            -15.47
2003                                                                             23.64
2004                                                                              0.15


      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                  (XX/XX/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

                                                         VALUE INCOME STOCK FUND



                                                                  PROSPECTUS  19

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500 (R)/BARRA Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES               1 YEAR   5 YEARS       10 YEARS

Value Income Stock
Fund                   xx.xx%    x.xx%         xx.xx%
S&P 500(R)/BARRA
Value Index            xx.xx%    x.xx%         xx.xx%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARE
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -------------------
Total Annual Operating Expenses                               x.xx%



[* The expense information in the table has been adjusted to reflect current fees.]


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $xx       $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INVESTMENT GRADE BOND FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely affect performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Fund may invest in U.S. and non-U.S. issuers. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  21

U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1995                                                                              17.8
1996                                                                              2.34
1997                                                                              9.08
1998                                                                              9.19
1999                                                                             -1.53
2000                                                                              6.57
2001                                                                              9.06
2002                                                                              7.42
2003                                                                               3.7
2004                                                                              0.15



      BEST QUARTER               WORST QUARTER
          X.XX%                      XXX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS
Investment Grade Bond Fund     xx%       xx%       xx%

Lehman Brothers U.S.
Government/Credit Index        xx%       xx%       xx%

Lehman Brothers U.S.
Aggregate Bond Index           xx%       xx%       xx%

Lipper Intermediate
Investment-Grade Debt Funds
Objective                      xx%       xx%       xx%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

INVESTMENT GRADE BOND FUND



          22  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses                               x.xx%



[* The expense information in the table has been adjusted to reflect current fees.]


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS  5 YEARS  10 YEARS
  $xx     $xxx     $xxx      $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  23

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely affect performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

SHORT-TERM BOND FUND



          24  PROSPECTUS


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1995                                                                             11.77
1996                                                                               3.9
1997                                                                              6.78
1998                                                                              6.84
1999                                                                              0.92
2000                                                                              7.64
2001                                                                              7.54
2002                                                                              2.59
2003                                                                              2.53
2004                                                                              0.15


      BEST QUARTER               WORST QUARTER
           XX%                        XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS

Short-Term Bond Fund           xx%       xx%       xx%

Citigroup 1-3 Year
Government/Credit Index        xx%       xx%       xx%



(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/ Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  25

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%
Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



[ * The expense information in the table has been adjusted to reflect current fees.]


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


                    Short-Term Bond Fund - I Shares      xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xx      $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

PRIME QUALITY MONEY MARKET FUND



          26  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY


INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             Money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

(BAR CHART)

1995                                                                             5.47
1996                                                                             4.99
1997                                                                             5.15
1998                                                                              5.1
1999                                                                             4.74
2000                                                                             6.04
2001                                                                             3.72
2002                                                                             1.44
2003                                                                             0.67
2004                                                                             0.01



      BEST QUARTER               WORST QUARTER
           XX%                        XX%
        (X/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.

                                                 PRIME QUALITY MONEY MARKET FUND



                                                                  PROSPECTUS  27

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



T SHARES                     1 YEAR   5 YEARS   10 YEARS

Prime Quality Money Market
Fund                           xx%       xx%       xx%

iMoneyNet, Inc. First Tier
Retail Average                 xx%       xx%       xx%



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%




[ * The expense information in the table has been adjusted to reflect current fees.]


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.

              Prime Quality Money Market Fund - I Shares      xx%

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $xx      $xx      $xx      $xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK



          28  PROSPECTUS

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK


Aggressive Growth Stock Fund

Capital Appreciation Fund
Growth and Income Fund

International Equity Index Fund

Investment Grade Bond Fund
Mid-Cap Equity Fund
Short-Term Bond Fund
Small Cap Growth Stock Fund
Value Income Stock Fund

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK


Aggressive Growth Stock Fund

Capital Appreciation Fund
Growth and Income Fund

International Equity Index Fund

Mid-Cap Equity Fund
Small Cap Growth Stock Fund
Value Income Stock Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE-TRADED FUND RISK


Aggressive Growth Stock Fund

Capital Appreciation Fund
Growth and Income Fund

International Equity Index Fund

Investment Grade Bond Fund
Mid-Cap Equity Fund
Short-Term Bond Fund
Small Cap Growth Stock Fund
Value Income Stock Fund

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  29

securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Investment Grade Bond Fund

Prime Quality Money Market Fund

Short-Term Bond Fund


The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITY RISKS


Aggressive Growth Stock Fund

Growth and Income Fund

International Equity Index Fund


Investment Grade Bond Fund


Mid-Cap Equity Fund


Prime Quality Money Market Fund


Small Cap Growth Stock Fund


Value Income Stock Fund


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


TRACKING ERROR RISK



International Equity Index Fund



Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.


(MOUNTAIN ICON)

           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

MORE INFORMATION ABOUT FUND INVESTMENTS



          30  PROSPECTUS

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Prime Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than the Prime Quality Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policies and procedures with respect to the circumstances under which a Fund discloses its portfolio securities is available in the Statement of Additional Information.


(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $xx billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees of:



  Aggressive Growth Stock Fund                 xx%
  Capital Appreciation Fund                    xx%
  Growth and Income Fund                       xx%
  International Equity Index Fund              xx%
  Investment Grade Bond Fund                   xx%
  Mid-Cap Equity Fund                          xx%
  Prime Quality Money Market Fund              xx%
  Short-Term Bond Fund                         xx%
  Small Cap Growth Stock Fund                  xx%
  Value Income Stock Fund                      xx%



The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in its management activities.



The Adviser may use its affiliates as brokers for Fund transactions.



The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.



Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.



INVESTMENT SUBADVISER



Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the subadviser to the Aggressive Growth Stock Fund and manages the portfolio of the Aggressive Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2005, the Subadviser had approximately $x.x billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of the Aggressive Growth Stock Fund's daily net assets.

                                                              PORTFOLIO MANAGERS



                                                                  PROSPECTUS  31

PORTFOLIO MANAGERS


The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco since 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005. Prior to joining Trusco, Mr. Atkins worked in the Trust Department at SunTrust Bank. He has more than 5 years of investment experience.



Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 18 years of investment experience.



Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 1996. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005, after managing the Fund since February 1999. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.



Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND since its inception in February 2004. She has more than 22 years of investment experience.



Mr. Mark D. Garfinkel, CFA, has served as a Managing Director of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 18 years of investment experience.



Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND since November 2004. He has more than 6 years of investment experience.



Ms. Kimberly C. Maichle, CFA, has served as a Vice President of Trusco since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND since November 2004. She has more than 16 years of investment experience.



Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 21 years of investment experience.



Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 23 years of investment experience.



Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 32 years of investment experience.



Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 23 years of investment experience.



Mr. E. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND since January 2005. He has more than 7 years of investment experience.



Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 24 years of investment experience.



Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group

PURCHASING AND SELLING FUND SHARES



          32  PROSPECTUS


from February 1996 to July 1999. He has more than 19 years of investment experience.



Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND since its inception in February 2004. She has more than 10 years of investment experience.



Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND since its inception in February 2004. She has more than 23 years of investment experience.



The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") I Shares of the Funds.


HOW TO PURCHASE FUND SHARES


The Funds offer I Shares only to financial institutions or intermediaries for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediary. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not do so for shares of the Prime Quality Money Market Fund on days when the Federal Reserve is closed.



The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Prime Quality Money Market Fund), the Funds must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Prime Quality Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund must receive your order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day.



YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.



HOW THE FUNDS CALCULATE NAV



In calculating NAV, each Fund (except the Prime Quality Money Market Fund) generally values its investment portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, the Fund generally values its investment portfolio using the

                                              PURCHASING AND SELLING FUND SHARES




                                                                  PROSPECTUS  33


amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. The Prime Quality Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.



Although the Funds, except the International Equity Index Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund and the Prime Quality Money Market Fund invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.



When valuing fixed income securities with remaining maturities of more than 60 days, the Investment Grade Bond Fund and the Short-Term Bond Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Investment Grade Bond Fund and the Short-Term Bond Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.



IN-KIND PURCHASES



Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-800-428-6970.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

PURCHASING AND SELLING FUND SHARES



          34  PROSPECTUS


When you open an account, you will be asked to provide your name, residential address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES


You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.


Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.


Redemption orders must be received by the Prime Quality Money Market Fund on any Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.


RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


For Funds other than the Money Market Funds, a redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days (60 days

                                              PURCHASING AND SELLING FUND SHARES




                                                                  PROSPECTUS  35


in the case of the International Equity Index Fund) or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



FOR ALL FUNDS EXCEPT THE PRIME QUALITY MONEY MARKET FUND



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.



The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and

PURCHASING AND SELLING FUND SHARES



          36  PROSPECTUS


in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) 7 days or less (60 days or less for the International Equity Index Fund) after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.



FOR THE PRIME QUALITY MONEY MARKET FUND



The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  37


has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.



DISTRIBUTION OF FUND SHARES


The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

  DECLARED DAILY AND DISTRIBUTED MONTHLY
  Investment Grade Bond Fund
  Prime Quality Money Market Fund
  Short-Term Bond Fund

  QUARTERLY

  Aggressive Growth Stock Fund

  Capital Appreciation Fund
  Growth and Income Fund
  Mid-Cap Equity Fund
  Small Cap Growth Stock Fund
  Value Income Stock Fund


  ANNUALLY


  International Equity Index Fund


Each Fund makes distributions of its net realized capital gains, if any, at least annually. If the SunTrust 401(k) Plan owns Fund shares on a Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through the SunTrust 401(k) Plan. Generally, you will not owe taxes on these distributions until you begin withdrawals from the Plan. Redemptions of Fund shares resulting in withdrawals from the Plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. If you have questions about the tax consequences of Plan withdrawals, you should consult your tax advisor; the Plan's Summary Plan Description in the SunTrust Employee Handbook; BENE, the SunTrust Benefits Service Center, at 1-800-818-2363; or the Plan Administrator, SunTrust Human Resources, P.O. Box 4418, Center 636, Atlanta, Georgia 30302.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



          38  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003, and 2004 and March 31, 2005 has been audited by [to be provided by amendment]. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970]. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.


                                    NET ASSET                        NET REALIZED
                                      VALUE,            NET         AND UNREALIZED
                                    BEGINNING        INVESTMENT     GAINS (LOSSES)     TOTAL FROM
                                    OF PERIOD      INCOME (LOSS)    ON INVESTMENTS     OPERATIONS
                                    ---------      -------------    --------------     ----------
AGGRESSIVE GROWTH STOCK FUND
CAPITAL APPRECIATION FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

GROWTH AND INCOME FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

INTERNATIONAL EQUITY INDEX FUND
INVESTMENT GRADE BOND FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

MID-CAP EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                      DIVIDENDS                            TOTAL
                                      FROM NET        DISTRIBUTIONS      DIVIDENDS
                                     INVESTMENT       FROM REALIZED         AND
                                       INCOME         CAPITAL GAINS    DISTRIBUTIONS
                                       ------         -------------    -------------
AGGRESSIVE GROWTH STOCK FUND
CAPITAL APPRECIATION FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
GROWTH AND INCOME FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
INTERNATIONAL EQUITY INDEX FUND
INVESTMENT GRADE BOND FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
MID-CAP EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  39


             NET ASSET                          NET ASSETS,
             VALUE, END         TOTAL             END OF
             OF PERIOD         RETURN+         PERIOD (000)
             ---------         -------         ------------

                                                       RATIO OF EXPENSES TO
                RATIO OF              RATIO OF          AVERAGE NET ASSETS
              NET EXPENSES         NET INVESTMENT       (EXCLUDING WAIVERS      PORTFOLIO
               TO AVERAGE         INCOME (LOSS) TO            AND/OR             TURNOVER
               NET ASSETS        AVERAGE NET ASSETS      REIMBURSEMENTS)           RATE
               ----------        ------------------      ---------------           ----

FINANCIAL HIGHLIGHTS



          40  PROSPECTUS


For a Share Outstanding Throughout the Periods


                           NET ASSET              NET            NET REALIZED                              DIVIDENDS
                       VALUE, BEGINNING       INVESTMENT          GAIN (LOSS)         TOTAL FROM           FROM NET
                           OF PERIOD         INCOME (LOSS)      ON INVESTMENTS        OPERATIONS       INVESTMENT INCOME
                           ---------         -------------      --------------        ----------       -----------------
PRIME QUALITY MONEY
  MARKET FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

SHORT-TERM BOND FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

SMALL CAP GROWTH
  STOCK FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

VALUE INCOME STOCK
  FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

                         DISTRIBUTION
                         FROM REALIZED      TOTAL DIVIDENDS
                         CAPITAL GAINS     AND DISTRIBUTIONS
                         -------------     -----------------
PRIME QUALITY MONEY
  MARKET FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............
SHORT-TERM BOND FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............
SMALL CAP GROWTH
  STOCK FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............
VALUE INCOME STOCK
  FUND
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  41

                                                                                             RATIO OF NET       RATIO OF EXPENSES
                                                     NET ASSETS,         RATIO OF NET      INVESTMENT INCOME       TO AVERAGE
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO       (LOSS) TO AVERAGE       NET ASSETS
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS      NET ASSETS       (EXCLUDING WAIVERS)
            -------------          -------          ------------      ------------------      ----------       -------------------


                PORTFOLIO
                TURNOVER
                  RATE
                  ----

          42  PROSPECTUS

PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

                      HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW


Washington, DC 20004


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                                                          XXXXXX

(c) 2005, SunTrust Banks, Inc. is a federally registered service mark of SunTrust Banks, Inc.

[COMPASS GRAPHIC]

STI CLASSIC FUNDS
BOND FUNDS
A SHARES
C SHARES

PROSPECTUS

August 1, 2005

CLASSIC INSTITUTIONAL CORE BOND FUND
CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
CLASSIC INSTITUTIONAL LIMITED DURATION FUND
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  SUPER SHORT INCOME PLUS FUND
FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
HIGH INCOME FUND
INVESTMENT GRADE BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
MARYLAND MUNICIPAL BOND FUND
NORTH CAROLINA TAX-EXEMPT BOND FUND
SEIX INSTITUTIONAL HIGH YIELD FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
STRATEGIC INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

     INVESTMENT ADVISER:

     TRUSCO CAPITAL MANAGEMENT, INC.

     (the "Adviser")


     STI CLASSIC FUNDS

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

CHOOSING A SHARES OR C SHARES

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares (formerly, L Shares) of the Bond Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES
- Front-end sales charge
- 12b-1 fees
- $2,000 minimum initial investment
C SHARES
- Contingent deferred sales charge
- Higher 12b-1 fees
- $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

        CLASSIC INSTITUTIONAL CORE BOND FUND
        CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND

        CLASSIC INSTITUTIONAL LIMITED DURATION FUND
        CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
         SUPER SHORT INCOME PLUS FUND

        FLORIDA TAX-EXEMPT BOND FUND

        GEORGIA TAX-EXEMPT BOND FUND

        HIGH INCOME FUND

        INVESTMENT GRADE BOND FUND

        INVESTMENT GRADE TAX-EXEMPT BOND FUND

        LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

        MARYLAND MUNICIPAL BOND FUND

        NORTH CAROLINA TAX EXEMPT BOND FUND

        SEIX INSTITUTIONAL HIGH YIELD FUND

        SHORT-TERM BOND FUND

        SHORT-TERM U.S. TREASURY SECURITIES FUND

        STRATEGIC INCOME FUND

        U.S. GOVERNMENT SECURITIES FUND

        VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

        VIRGINIA MUNICIPAL BOND FUND

        MORE INFORMATION ABOUT RISK

        MORE INFORMATION ABOUT FUND INVESTMENTS

        INFORMATION ABOUT PORTFOLIO HOLDINGS

        INVESTMENT ADVISER

        PORTFOLIO MANAGERS

        PURCHASING, SELLING AND EXCHANGING FUND SHARES

        DIVIDENDS AND DISTRIBUTIONS

        TAXES

        FINANCIAL HIGHLIGHTS
INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)


(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)

(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------
AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP

Classic Institutional Core Bond Fund                   A Shares
Classic Institutional Core Bond Fund                   C Shares
Classic Institutional Intermediate Bond Fund           A Shares
Classic Institutional Intermediate Bond Fund           C Shares
Classic Institutional Limited Duration Fund            A Shares
Classic Institutional Limited Duration Fund            C Shares
Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund                         C Shares    4/16/03    CUSFX   784767626
Florida Tax-Exempt Bond Fund                           A Shares    1/18/94    SFLTX   784766693
Florida Tax-Exempt Bond Fund                           C Shares     6/1/95    SCFEX   784766511
Georgia Tax-Exempt Bond Fund                           A Shares    1/19/94    SGTEX   784766677
Georgia Tax-Exempt Bond Fund                           C Shares     6/6/95    SCGTX   784766495
High Income Fund                                       A Shares    9/30/03    SAHIX   784767378
High Income Fund                                       C Shares     5/4/94    STHIX   784767741
Investment Grade Bond Fund                             A Shares    6/11/92    STGIX   784766800
Investment Grade Bond Fund                             C Shares     6/7/95    SCIGX   784766578
Investment Grade Tax-Exempt Bond Fund                  A Shares     6/9/92    SISIX   784766875
Investment Grade Tax-Exempt Bond Fund                  C Shares     6/1/95    SCITX   784766560
Limited-Term Federal Mortgage Securities Fund          A Shares    7/18/94    SLTMX   784766610
Limited-Term Federal Mortgage Securities Fund          C Shares     6/7/95    SCLFX   784766545
Maryland Municipal Bond Fund                           A Shares    9/30/03    SMMAX   784767329
Maryland Municipal Bond Fund                           C Shares    4/25/96    CMDBX   784766115
North Carolina Tax-Exempt Bond Fund                    A Shares
North Carolina Tax-Exempt Bond Fund                    C Shares
Seix Institutional High Yield Fund                     A Shares
Seix Institutional High Yield Fund                     C Shares
Short-Term Bond Fund                                   A Shares    3/22/93    STSBX   784766818
Short-Term Bond Fund                                   C Shares    6/20/95    SCBSX   784766537
Short-Term U.S. Treasury Securities Fund               A Shares    3/18/93    STSFX   784766784
Short-Term U.S. Treasury Securities Fund               C Shares    6/22/95    SSUSX   784766529
Strategic Income Fund                                  A Shares    9/30/03    SAINX   784767311
Strategic Income Fund                                  C Shares   11/30/01    STIFX   784767683
U.S. Government Securities Fund                        A Shares     6/6/94    SCUSX   784766636
U.S. Government Securities Fund                        C Shares     6/7/95    SGUSX   784766552
Virginia Intermediate Municipal Bond Fund              A Shares     5/5/93    CVIAX   784767204
Virginia Intermediate Municipal Bond Fund              C Shares    9/30/03    SVILX   784767261
Virginia Municipal Bond Fund                           A Shares    9/30/03    SVIAX   784767295
Virginia Municipal Bond Fund                           C Shares    4/14/95    CVMBX   784766149



* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

           2  PROSPECTUS

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

                                            CLASSIC INSTITUTIONAL CORE BOND FUND



                                                                   PROSPECTUS  3

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. investment grade bond market
INVESTMENT FOCUS                             U.S. dollar-denominated investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in fixed income securities with an emphasis on
                                             corporate and mortgage backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Classic Institutional Core Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, U.S. government and agency obligations and corporate obligations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in a broad universe of available U.S. dollar-denominated, investment grade fixed income securities. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser anticipates that the Fund's modified adjusted duration will generally range from three to six years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the

CLASSIC INSTITUTIONAL CORE BOND FUND



           4  PROSPECTUS

ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11,
2004. Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

1998                     7.82%
1999                    -0.53%
2000                    10.40%
2001                     6.83%
2002                     7.23%
2003                     4.58%
2004                     4.26%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers Aggregate Bond Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Class A Shares. After-tax returns for other classes will vary.


CLASS A SHARES*        1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes            x.xx%    x.xx%          x.xx%
Fund Returns
After Taxes on
Distributions           x.xx%    x.xx%          x.xx%
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares     x.xx%    x.xx%          x.xx%
Lehman Brothers
Aggregate Bond Index
(reflects no
deduction for fees,
expenses or taxes)      x.xx%    x.xx%          x.xx%

CLASS C SHARES+*
Fund Returns Before
Taxes                   x.xx%    x.xx%          x.xx%
Lehman Brothers
Aggregate Bond Index
(reflects no
deduction for fees,
expenses or taxes)      x.xx%    x.xx%          x.xx%



 + From October 11, 2004 to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares between October 11, 2004 and July 31, 2005 therefore is for the L Shares.

 * Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.
** Since inception of the predecessor fund on December 30, 1997.

                                            CLASSIC INSTITUTIONAL CORE BOND FUND



                                                                   PROSPECTUS  5

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as percentage of net asset value)***          2.00%         2.00%


  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees                                      x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              -----         -----
Total Annual Operating Expenses*                              x.xx%         x.xx%
                                                              -----         -----



* The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Classic Institutional Core Bond Fund - A Shares                x.xx%
Classic Institutional Core Bond Fund - C Shares                x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
L Shares                $xxx      $xxx       $xxx       $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
L Shares                $xxx      $xxx       $xxx       $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



           6  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Total return that consistently exceeds the total return of the broad U.S. dollar-denominated, investment grade market of intermediate-term government and corporate bonds
INVESTMENT FOCUS                             Intermediate-term U.S. dollar-denominated, investment grade debt securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in intermediate-term fixed income securities with an emphasis on corporate and mortgage backed securities
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Classic Institutional Intermediate Bond Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, U.S. government and agency obligations and corporate obligations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar-denominated, investment grade intermediate-term fixed income securities of U.S. and non-U.S. issuers. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser anticipates that the Fund will maintain an average-weighted maturity of three to ten years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between three to four years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa and the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

                                    CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



                                                                   PROSPECTUS  7


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."
Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999, and has not been adjusted to reflect A Share
(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11,
2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix or C Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

2000                    10.19%
2001                     7.03%
2002                     7.19%
2003                     4.03%
2004                     3.60%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



           8  PROSPECTUS

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's A Shares. After-tax returns for other classes will vary.


CLASS A SHARES+*       1 YEAR   5 YEARS   SINCE INCEPTION**
Fund Returns
Before Taxes            x.xx%    x.xx%          x.xx%
Fund Returns After
Taxes on
Distributions           x.xx%    x.xx%          x.xx%
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     x.xx%    x.xx%          x.xx%
Lehman Brothers
Intermediate
Government/ Credit
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  x.xx%    x.xx%          x.xx%
CLASS C SHARES*
Fund Returns
Before Taxes            x.xx%    x.xx%          x.xx%
Lehman Brothers
Intermediate
Government/ Credit
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  x.xx%    x.xx%          x.xx%



 + From October 11, 2004 to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares between October 11, 2004 and July 31, 2005 therefore is for the L Shares.

 * Performance prior to October 11, 2004, is that of the predecessor fund's Class I Shares.
** Since inception of the predecessor fund on June 30, 1999.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities having maturities of 10 years or less.

                                    CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND



                                                                   PROSPECTUS  9

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as percentage of net asset value)***          2.00%         2.00%


  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees                                      x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              -----         -----
Total Annual Operating Expenses*                              x.xx%         x.xx%
                                                              -----         -----



* The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Classic Institutional Intermediate Bond Fund - A Shares        x.xx%
Classic Institutional Intermediate Bond Fund - C Shares        x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
L Shares                $xxx      $xxx       $xxx       $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
L Shares                $xxx      $xxx       $xxx       $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

CLASSIC INSTITUTIONAL LIMITED DURATION FUND



          10  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income, while preserving liquidity and principal
INVESTMENT FOCUS                             Short-term U.S. dollar-denominated, investment grade fixed income securities
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify U.S. dollar-denominated, investment
                                             grade fixed income securities that offer high current income while preserving liquidity and principal
INVESTOR PROFILE                             Investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Classic Institutional Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate, mortgage- and asset-backed securities of U.S. and foreign governments, banks and companies, rated A- or A3 or better by a nationally recognized statistical rating organization, or if the security is unrated, it must be, in the judgment of the Adviser, of comparable credit quality standards. The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Adviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa and the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that the change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements resulting from changes in interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These

                                     CLASSIC INSTITUTIONAL LIMITED DURATION FUND



                                                                  PROSPECTUS  11


events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund's predecessor, which began operations on October 25, 2002, and has not been adjusted to reflect C Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's Class L Shares from year to year*. The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

2003                     0.97%
2004                     1.10%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the C Shares. After-tax returns for other classes will vary.



CLASS C SHARES+*            1 YEAR   SINCE INCEPTION**
------------------------------------------------------
Fund Returns
Before Taxes                 x.xx%         x.xx%
------------------------------------------------------
Fund Returns
After Taxes on
Distributions                x.xx%         x.xx%
------------------------------------------------------
Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                  x.xx%         x.xx%
------------------------------------------------------
Merrill 3-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)           x.xx%         x.xx%
------------------------------------------------------



 + From October 11, 2004 to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares between October 11, 2004 and July 31, 2005 therefore is for the L Shares.


 * Performance prior to October 11, 2004, is that of the predecessor fund's Class I Shares.
** Since inception of the predecessor fund on October 25, 2002. Benchmark returns since October 31, 2002 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.

CLASSIC INSTITUTIONAL LIMITED DURATION FUND



          12  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              C SHARES
Maximum Deferred Sales Charge (as a percentage of net asset
value)*                                                       1.00
Redemption Fee (as a percentage of net asset value)**         2.00
 * See "Waiver of CDSC."
** This redemption fee will be imposed if you redeem or
   exchange your shares within seven days of purchase. See
   "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              C SHARES
Investment Advisory Fees                                      0.xx%
Distribution and Service (12b-1) Fees                         0.xx%
Other Expenses                                                x.xx%
                                                              -----
Total Annual Operating Expenses                               x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $xx       $xxx       $xxx        $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  13

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS                             Short duration U.S. government securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration U.S. government
                                             securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE                             Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and U.S. government securities. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The price per share (net asset value or NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. Government Securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



          14  PROSPECTUS

the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. C Shares were offered beginning April 16, 2003. Performance between April 11, 2003 and April 16, 2004 is that of Institutional Shares of the Fund, and has not been adjusted to reflect C Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


2003                     0.63%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.



C SHARES+                     1 YEAR   SINCE INCEPTION*

Fund Returns
Before Taxes                  x.xx%         x.xx%
Fund Returns
After Taxes on
Distributions                 x.xx%         x.xx%



C SHARES+                     1 YEAR   SINCE INCEPTION*
Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                   x.xx%         x.xx%
Citigroup 6-Month Treasury
Bill Index (reflects no
deduction for fees, expenses
or taxes)                     x.xx%         x.xx%
iMoneyNet, Inc. Government
Institutional Average         x.xx%         x.xx%
Lipper Ultra-Short
Obligation Funds Average      x.xx%         x.xx%



+ From April 16, 2003 to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares between April 16, 2003 and July 31, 2005 therefore is for the L Shares.



* Since inception of the Institutional Shares on April 11, 2002. Benchmark returns since March 31, 2003 (benchmark returns available only on a month end basis).


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Citigroup 6-Month Treasury Bill Index, iMoneyNet Government Institutional Average, and Lipper Ultra-Short Obligation Funds Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  15

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of Funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. You do not pay a sales charge when you purchase the Fund's C Shares. In addition, the contingent deferred sales charge
(CDSC) normally imposed on C Shares has been waived.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              C SHARES
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)*                                               None
Redemption Fee (as a percentage of net asset value)**         1.00%


  * See "Waiver of Contingent Deferred Sales Charge."


** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              C SHARES
Investment Advisory Fees*                                     x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+
Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%
                                                              -----------------



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Government Securities Money Market Fund - C Shares         x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $xxx        $xxx         $xxx          $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

FLORIDA TAX-EXEMPT BOND FUND



          16  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal income taxes for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax

INVESTMENT FOCUS                             Florida municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Florida residents who want income exempt from federal income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Florida. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies of Florida.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                    FLORIDA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  17

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1995                    15.70%

1996                     3.73%

1997                     7.60%

1998                     5.94%

1999                    -2.41%

2000                    11.30%

2001                     3.56%

2002                    10.23%

2003                     3.97%

2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Florida Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                x.xx%    x.xx%     x.xx%
Fund Returns
After Taxes on
Distributions               x.xx%    x.xx%     x.xx%
Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                 x.xx%    x.xx%     x.xx%
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)                      x.xx%    x.xx%     x.xx%
Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                  x.xx%    x.xx%     x.xx%


* Since inception of the A Shares on January 18, 1994. Benchmark returns since January 31, 1994 (benchmark returns available only on a month end basis).


C SHARES+                   1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes   x.xx%     x.xx%     x.xx%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    x.xx%     x.xx%     x.xx%
Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                      x.xx%     x.xx%     x.xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



* Since inception of the L Shares on June 1, 1995. Benchmark returns since May 31, 1995 (benchmark returns available only on a month end basis).

FLORIDA TAX-EXEMPT BOND FUND



          18  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expense**                              x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Florida Tax-Exempt Bond Fund - A Shares    x.xx%
Florida Tax-Exempt Bond Fund - C Shares    x.xx%

                                                    FLORIDA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  19

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
L Shares                $xxx      $xxx       $xxx       $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
L Shares                $xxx      $xxx       $xxx       $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

GEORGIA TAX-EXEMPT BOND FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for Georgia residents without undue risk

INVESTMENT FOCUS                             Georgia municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Georgia residents who want income exempt from federal and
                                             state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not

                                                    GEORGIA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  21

reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)



1995                    13.13%

1996                     3.43%

1997                     7.96%

1998                     5.47%

1999                    -2.49%

2000                     9.30%

2001                     4.00%

2002                     8.94%

2003                     3.63%

2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Georgia Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES               1 YEAR   5 YEARS       10 YEARS
Fund Returns
Before Taxes           -x.xx%    x.xx%         x.xx%

Fund Returns
After Taxes on
Distributions          -x.xx%    x.xx%         x.xx%

Fund Returns
After Taxes on
Distributions and
Sale
of Fund Shares          x.xx%    x.xx%         x.xx%

Lehman Brothers
10-Year Municipal
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  x.xx%    x.xx%         x.xx%

Lipper Georgia
Municipal Debt Funds
Objective (reflects
no deduction for
taxes)                  x.xx%    x.xx%         x.xx%






      C SHARES+        1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes            x.xx%    x.xx%         x.xx%

Lehman Brothers
10-Year Municipal
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                  x.xx%    x.xx%         x.xx%

Lipper Georgia
Municipal Debt Funds
Objective (reflects
no deduction for
taxes)                  x.xx%    x.xx%         x.xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on June 6, 1995. Benchmark returns since May 31, 1995 (benchmark returns available only a month end basis).

GEORGIA TAX-EXEMPT BOND FUND



          22  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 +The Fund's Distribution and Service Plan for A Shares authorize payment of up
  to [    ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
  payment of up to [    ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Georgia Tax-Exempt Bond Fund - A Shares    x.xx%
Georgia Tax-Exempt Bond Fund - C Shares    x.xx%

                                                    GEORGIA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  23

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


            1 YEAR       3 YEARS      5 YEARS      10 YEARS
   A
Shares       $xxx         $xxx         $xxx         $x,xxx
   L
Shares       $xxx         $xxx         $xxx         $x,xxx


If you do not sell your shares at the end of the period:


            1 YEAR       3 YEARS      5 YEARS      10 YEARS
   A
Shares       $xxx         $xxx         $xxx         $x,xxx
   L
Shares       $xxx         $xxx         $xxx         $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

HIGH INCOME FUND



          24  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    High current income
  SECONDARY                                  Total return

INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower-rated securities offering high
                                             current income of issuers generating adequate cash flow to meet their obligations

INVESTOR PROFILE                             Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

(TELESCOPE ICON)

               INVESTMENT STRATEGY

               The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of
U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.



Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)

             WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

                                                                HIGH INCOME FUND



                                                                  PROSPECTUS  25

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund's predecessor.


This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)



1995                    14.91%

1996                     5.84%

1997                     5.05%

1998                     4.43%

1999                     1.28%

2000                    -9.46%

2001                     5.55%

2002                    -3.75%

2003                    24.83%

2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was 1.06%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2003, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax return are shown only for the A Shares. After tax returns for other classes will vary.



A SHARES                       1 YEAR     10 YEARS

Fund Returns Before Taxes      xx.xx%      x.xx%

Fund Returns After Taxes on
Distributions                  xx.xx%      x.xx%

Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                    xx.xx%      x.xx%

Lehman Brothers U.S.
Corporate High Yield Bond
Index (reflects no deduction
for fees, expenses or taxes)   xx.xx%      x.xx%



C SHARES+              1 YEAR   5 YEARS     10 YEARS
Fund Returns
Before Taxes           xx.xx%    x.xx%        x.xx%

Lehman Brothers U.S.
Corporate High Yield
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                 xx.xx%    x.xx%        x.xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

HIGH INCOME FUND



          26  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          2.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         1.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



High Income Fund - A Shares    x.xx%
High Income Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx      $  xxx      $x,xxx
C Shares                $xxx      $xxx      $x,xxx      $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx      $  xxx      $x,xxx
C Shares                $xxx      $xxx      $x,xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  27

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Fund invests in debt securities of U.S. and non-U.S. issuers. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. Government Securities may be treasury inflation protected securities ("TIPs"). These securities can

INVESTMENT GRADE BOND FUND



          28  PROSPECTUS


exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1994                    -3.57%

1995                    17.26%

1996                     1.93%

1997                     8.64%

1998                     8.79%

1999                    -1.93%

2000                     6.13%

2001                     8.68%

2002                     6.99%

2003                     3.28%

2004


      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%



        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

                                                      INVESTMENT GRADE BOND FUND



                                                                PROSPECTUS  29

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Government/Credit Index, the Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.



A SHARES               1 YEAR   5 YEARS       10 YEARS
Fund Returns
Before Taxes           -x.xx%    x.xx%         x.xx%

Fund Returns
After Taxes on
Distributions          -x.xx%    x.xx%         x.xx%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    -x.xx%    x.xx%         x.xx%

Lehman Brothers U.S.
Government/
Credit Index
(reflects no
deduction for fees,
expenses or taxes)      x.xx%    x.xx%         x.xx%

Lehman Brothers U.S.
Aggregate Bond Index
(reflects no
deduction for fees,
expenses or taxes)      x.xx%    x.xx%         x.xx%

Lipper Intermediate
Investment-Grade
Debt Funds Objective
(reflects no
deduction for taxes)    x.xx%    x.xx%         x.xx%



C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes           x.xx%     x.xx%         x.xx%

Lehman Brothers U.S.
Government/ Credit
Index (reflects no
deduction for fees,
expenses or taxes)     x.xx%     x.xx%         x.xx%

Lehman Brothers U.S.
Aggregate Bond Index
(reflects no
deduction for fees,
expenses or taxes)     x.xx%     x.xx%         x.xx%

Lipper Intermediate
Investment-Grade Debt
Funds Objective
(reflects no
deduction for taxes)   x.xx%     x.xx%         x.xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on June 7, 1995. Benchmark returns since May 31, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

INVESTMENT GRADE BOND FUND



          30  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                         4.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          2.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."


 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."



*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%

Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%

Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Investment Grade Bond Fund - A Shares      x.xx%
Investment Grade Bond Fund - C Shares      x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $xxx     $xxx     $x,xxx     $x,xxx
C Shares                $xxx     $xxx     $  xxx     $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $xxx     $xxx     $x,xxx     $x,xxx
C Shares                $xxx     $xxx     $  xxx     $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  31

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation,
                                             while preserving the principal amount invested

INVESTMENT FOCUS                             Investment grade municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE                             Investors who want to receive tax-free current income and an increase in the value of their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not

INVESTMENT GRADE TAX-EXEMPT BOND FUND



          32  PROSPECTUS

reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)



1995                    14.51%

1996                     4.99%

1997                     7.36%

1998                     6.73%

1999                    -0.75%

2000                    10.41%

2001                     5.09%

2002                     9.92%

2003                     3.97%

2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES               1 YEAR   5 YEARS     10 YEARS

Fund Returns Before
Taxes                   x.xx%    x.xx%        x.xx%

Fund Returns After
Taxes on
Distributions          -x.xx%    x.xx%        x.xx%

Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     x.xx%    x.xx%        x.xx%

Lehman Brothers
5-Year Municipal Bond
Index (reflects no
deduction for fees,
expenses or taxes)      x.xx%    x.xx%        x.xx%

Lipper Intermediate
Municipal Debt Funds
Objective (reflects
no deduction for
taxes)                  x.xx%    x.xx%        x.xx%


                                           INVESTMENT GRADE TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  33


C SHARES+               1 YEAR   5 YEARS     10 YEARS

Fund Returns
Before Taxes            x.xx%     x.xx%        x.xx%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)                  x.xx%     x.xx%        x.xx%

Lipper Intermediate
Municipal Debt Funds
Objective (reflects no
deduction for taxes)    x.xx%     x.xx%        x.xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



(LINE GRAPH ICON)

          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      L SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Investment Grade Tax-Exempt Bond Fund - A Shares    x.xx%
Investment Grade Tax-Exempt Bond Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns

INVESTMENT GRADE TAX-EXEMPT BOND FUND



          34  PROSPECTUS

might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx      $x,xxx      $x,xxx
C Shares                $xxx      $xxx      $  xxx      $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx      $x,xxx      $x,xxx
C Shares                $xxx      $xxx      $  xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                  PROSPECTUS  35

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Mortgage-backed securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that are less prone to
                                             prepayment risk

INVESTOR PROFILE                             Conservative investors who want to receive income from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S.
government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. Government Securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          36  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1995                   12.02%
1996                    4.29%
1997                    6.37%
1998                    6.73%
1999                    0.96%
2000                    8.29%
2001                    7.14%
2002                    7.23%
2003                    1.16%
2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill Lynch 1-5 Year AAA U.S. Treasuries/ Agencies Index and the Merrill Lynch 1-5 Year U.S. Treasuries Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


CLASS A SHARES             1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes  -x.xx%    x.xx%     x.xx%

Fund Returns After Taxes
on Distributions           -x.xx%    x.xx%     x.xx%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares             -x.xx%    x.xx%     x.xx%

Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index (reflects
no deduction for fees,
expenses or taxes)          x.xx%    x.xx%     x.xx%

Merrill Lynch 1-5 Year
U.S. Treasuries Index
(reflects no deduction
for fees, expenses or
taxes)                      x.xx%    x.xx%     x.xx%







CLASS C SHARES+            1 YEAR   5 YEARS   10 YEARS
Fund Returns Before Taxes  -x.xx%    x.xx%     x.xx%

Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index (reflects
no deduction for fees,
expenses or taxes)          x.xx%    x.xx%     x.xx%

Merrill Lynch
1-5 Year U.S. Treasuries
Index (reflects no
deduction for fees,
expenses or taxes)          x.xx%    x.xx%     x.xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                  PROSPECTUS  37

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes
U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with a duration of 2.06 years and a yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                                A SHARES         C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           2.50%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."


 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."



*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                                A SHARES    C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Limited-Term Federal Mortgage Securities Fund - A Shares    x.xx%
Limited-Term Federal Mortgage Securities Fund - C Shares    x.xx%


-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $xxx     $xxx      $xxx      $x,xxx
L Shares                $xxx     $xxx      $xxx      $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $xxx     $xxx      $xxx      $x,xxx
L Shares                $xxx     $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MARYLAND MUNICIPAL BOND FUND



          38  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Maryland income tax, consistent with preservation of capital

INVESTMENT FOCUS                             Maryland municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Invests primarily in investment grade municipal securities

INVESTOR PROFILE                             Maryland residents who want income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY
               Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Maryland income taxes. In addition, up to 20% of the Fund's assets may be invested in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                    MARYLAND MUNICIPAL BOND FUND



                                                                PROSPECTUS  39


This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1997                     7.90%
1998                     4.91%
1999                    -4.17%
2000                    10.29%
2001                     3.62%
2002                     7.88%
2003                     3.25%
2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Maryland Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.



A SHARES                      1 YEAR   SINCE INCEPTION*
Fund Returns
Before Taxes                  x.xx%         x.xx%

Lehman Brothers
10-Year Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)      x.xx%         x.xx%

Lipper Maryland Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                        x.xx%         x.xx%



* Since inception of the A Shares on September 30, 2003.





C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes           x.xx%     x.xx%         x.xx%

Fund Returns
After Taxes on
Distributions          x.xx%     x.xx%         x.xx%

Fund Returns
After Taxes on
Distributions and
Sale
of Fund Shares         x.xx%     x.xx%         x.xx%

Lehman Brothers
10-Year Municipal
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                 x.xx%     x.xx%         x.xx%

Lipper Maryland
Municipal Debt Funds
Objective (reflects
no deduction for
taxes)                 x.xx%     x.xx%         x.xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



* Since inception of the L Shares on April 25, 1996. Benchmark returns since April 30, 1996 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

MARYLAND MUNICIPAL BOND FUND



          40  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



  * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Maryland Municipal Bond Fund - A Shares    x.xx%
Maryland Municipal Bond Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


            1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares   $xxx     $xxx      $xxx      $x,xxx
  C Shares   $xxx     $xxx      $xxx      $x,xxx


If you do not sell your shares at the end of the period:


            1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares   $xxx     $xxx      $xxx      $x,xxx
  C Shares   $xxx     $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                             NORTH CAROLINA TAX-EXEMPT BOND FUND



                                                                  PROSPECTUS  41

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income exempt from federal and state income taxes
                                             for North Carolina residents without undue risk
INVESTMENT FOCUS                             North Carolina municipal securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
INVESTOR PROFILE                             North Carolina residents who want income exempt from federal and state income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the North Carolina Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within North Carolina. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

NORTH CAROLINA TAX-EXEMPT BOND FUND



          42  PROSPECTUS

(TARGET ICON)
        PERFORMANCE INFORMATION


        The Fund commenced operations on March 21, 2005, and therefore does not have performance history for a full calendar year.


(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                                A SHARES         C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)+          2.00%         2.00%



 + This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


 * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell L Shares within one year of your purchase. See "Sales Charges."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                                A SHARES          C SHARES
Investment Advisory Fees*                                     x.xx%          x.xx%
Other Expenses                                                x.xx%          x.xx%
                                                              -----
Total Annual Operating Expenses                               x.xx%          x.xx%
                                                              -----
Less Fee Waivers and Expense Reimbursements**                 x.xx%          x.xx%
                                                              -----
Net Operating Expenses                                        x.xx%          x.xx%**



 * Adjusted to reflect current fees.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.





-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                                        1 YEAR    3 YEARS
A Shares                                 $xxx      $xxx
C Shares                                 $xxx      $xxx


If you do not sell your shares at the end of the period:


                                        1 YEAR    3 YEARS
A Shares                                 $xxx      $xxx
C Shares                                 $xxx      $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Distribution of Fund Shares."

                                              SEIX INSTITUTIONAL HIGH YIELD FUND



                                                                  PROSPECTUS  43

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                    High Income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non-U.S. entities
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower rated, higher yielding bonds
                                             offering above average total return
INVESTOR PROFILE                             Investors who seek above average total return

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Seix Institutional High Yield Fund invests in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar-denominated, high yield corporate securities rated as "non-investment grade" by a nationally recognized statistical rating organization or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e., rated BBB- or above by Standard & Poor's Rating Services or Baa3 or above by Moody's Investor Services, Inc.). Although the Fund seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Index, which is generally between three to six years.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.


The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.



Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.



The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations and thereby increase risk.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities.

SEIX INSTITUTIONAL HIGH YIELD FUND



          44  PROSPECTUS

High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

2001                    11.24%
2002                     6.01%
2003                    15.16%
2004                     8.07%



      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xxx%.

                                              SEIX INSTITUTIONAL HIGH YIELD FUND



                                                                  PROSPECTUS  45

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill Lynch High Yield Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's A Shares. After-tax returns for other classes will vary.


CLASS A SHARES+*                1 YEAR   SINCE INCEPTION**
Fund Returns
Before Taxes                     x.xx%         x.xx%
Fund Returns
After Taxes on Distributions     x.xx%         x.xx%
Fund Returns
After Taxes on Distributions
and Sale of Fund Shares          x.xx%         x.xx%
Merrill Lynch High Yield Index
(reflects no deduction for
fees, expenses or taxes)        xx.xx%        xx.xx%
CLASS C SHARES*
Fund Returns
Before Taxes                     x.xx%        xx.xx%
Merrill Lynch High Yield Index
(reflects no deduction for
fees, expenses or taxes)        xx.xx%        xx.xx%



 + From October 11, 2004 to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares between October 11, 2004 and July 31, 2005 therefore is for the L Shares.


 * Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.
** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Index is a widely-recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

SEIX INSTITUTIONAL HIGH YIELD FUND



          46  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as percentage of net asset value)***          2.00%         2.00%


 * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



  * Adjusted to reflect current fees.



 ** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Seix Institutional High Yield Fund - A Shares                  x.xx%
Seix Institutional High Yield Fund - C Shares                  x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $  xxx
C Shares                $xxx      $xxx       $xxx       $  xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $  xxx
C Shares                $xxx      $xxx       $xxx       $  xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  47

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
             WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. The uncertainty inherent in prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

SHORT-TERM BOND FUND



          48  PROSPECTUS


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. Government Securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)



1995                    11.68%

1996                     3.66%

1997                     6.46%

1998                     6.73%

1999                     0.76%

2000                     7.39%

2001                     7.33%

2002                     2.47%

2003                     2.03%

2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Government/Credit Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                  1 YEAR   5 YEARS    10 YEARS
Fund Returns
Before Taxes               x.xx%    x.xx%      x.xx%

Fund Returns
After Taxes on
Distributions             -x.xx%    x.xx%      x.xx%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares             x.xx%    x.xx%      x.xx%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction
for fees, expenses or
taxes)                     x.xx%    x.xx%      x.xx%



                                               SINCE
C SHARES+                 1 YEAR   5 YEARS   INCEPTION*

Fund Returns
Before Taxes              -x.xx%    x.xx%      x.xx%

Citigroup 1-3 Year
Government/Credit Index
(reflects no deduction
for fees, expenses or
taxes)                     x.xx%    x.xx%      x.xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



* Since inception of the L Shares on June 20, 1995. Benchmark returns since June 30, 1995 (benchmark returns available only on a month end basis).

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  49

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

SHORT-TERM BOND FUND



          50  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           2.50%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of
   up to [    ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
   payment of up to [    ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Short-Term Bond Fund - A Shares    x.xx%
Short-Term Bond Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx      $  xxx      $x,xxx
C Shares                $xxx      $xxx      $  xxx      $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx      $  xxx      $x,xxx
C Shares                $xxx      $xxx      $  xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                                  PROSPECTUS  51

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify Treasury securities with maturities
                                             that offer a comparably better return potential and yield
                                             than either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.


Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. Government Securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not

SHORT-TERM U.S. TREASURY SECURITIES FUND



          52  PROSPECTUS

reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1995                     8.39%
1996                     4.38%
1997                     5.70%
1998                     6.09%
1999                     2.55%
2000                     6.48%
2001                     6.39%
2002                     4.36%
2003                     1.20%
2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Treasury Index and the Citigroup 6-Month Treasury Bill Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                x.xx%    x.xx%     x.xx%

Fund Returns
After Taxes on
Distributions              -x.xx%    x.xx%     x.xx%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                 x.xx%    x.xx%     x.xx%

Citigroup 1-3 Year
Treasury Index (reflects
no deduction for fees,
expenses or taxes)          x.xx%    x.xx%     x.xx%

Citigroup 6-Month
Treasury Bill Index
(reflects no deduction
for fees, expenses or
taxes)                      x.xx%    x.xx%     x.xx%




C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes           -x.xx%    x.xx%         x.xx%

Citigroup 1-3 Year
Treasury Index
(reflects no
deduction for fees,
expenses or taxes)      x.xx%    x.xx%         x.xx%

Citigroup 6-Month
Treasury Bill Index
(reflects no
deduction for fees,
expenses or taxes)      x.xx%    x.xx%         x.xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on June 22, 1995. Benchmark returns since June 30, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                                  PROSPECTUS  53

would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           2.50%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Short-Term U.S. Treasury Securities Fund - A Shares    x.xx%
Short-Term U.S. Treasury Securities Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
C Shares                $xxx      $xxx       $xxx       $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $xxx      $xxx       $xxx       $x,xxx
C Shares                $xxx      $xxx       $xxx       $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

STRATEGIC INCOME FUND



          54  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Current income
  SECONDARY                                  Preservation of capital

INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income while reducing share price
                                             volatility through diversification across three major
                                             sectors of the fixed income market

INVESTOR PROFILE                             Investors who seek high current income with reduced risk of share price volatility

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. The Fund will maintain a minimum average credit quality rating of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.


Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk. Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries

                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  55

since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. A Shares were offered beginning on September 30, 2003. A Share performance between November 30, 2001 and September 30, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.



This bar chart shows the changes in performance of the Fund's C Shares from year to year.*+ The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

2002                     3.08%

2003                    10.91%

2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.



A SHARES                     1 YEAR   SINCE INCEPTION*
Fund Returns Before Taxes     x.xx%         x.xx%

Hybrid 34/33/33 Blend of
the Following Market
Benchmarks                   xx.xx%         x.xx%

  Merrill Lynch AAA U.S.
  Treasury/Agency Master
  Index (reflects no
  deduction for fees,
  expenses or taxes)          x.xx%         x.xx%

  Merrill Lynch U.S. High
  Yield Master II Index
  (reflects no deduction
  for fees, expenses or
  taxes)                     xx.xx%        xx.xx%

  Merrill Lynch Global
  Government Bond II ex
  U.S. Index (reflects no
  deduction for fees,
  expenses or taxes)          x.xx%         x.xx%




* Since inception of the I Shares on November 30, 2001.

STRATEGIC INCOME FUND



          56  PROSPECTUS


C SHARES                     1 YEAR   SINCE INCEPTION*
Fund Returns
Before Taxes                  x.xx%         x.xx%

Fund Returns After Taxes on
Distributions                 x.xx%         x.xx%

Fund Return After Taxes on
Distributions and Sale of
Fund Shares                   x.xx%         x.xx%

Hybrid 34/33/33 Blend of
the Following Market
Benchmarks                   xx.xx%         x.xx%

  Merrill Lynch AAA U.S.
  Treasury/Agency Master
  Index (reflects no
  deduction for fees,
  expenses or taxes)          x.xx%         x.xx%

  Merrill Lynch U.S. High
  Yield Master II Index
  (reflects no deduction
  for fees, expenses or
  taxes)                     xx.xx%        xx.xx%

  Merrill Lynch Global
  Government Bond II ex
  U.S. Index (reflects no
  deduction for fees,
  expenses or taxes)          x.xx%         x.xx%




* Since inception of the L Shares on November 30, 2001.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  57

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          2.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of
   up to [    ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
   payment of up to [    ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Strategic Income Fund - A Shares    x.xx%
Strategic Income Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $xxx     $xxx     $x,xxx     $x,xxx
C Shares                $xxx     $xxx     $x,xxx     $x,xxx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $xxx     $xxx     $x,xxx     $x,xxx
C Shares                $xxx     $xxx     $x,xxx     $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

U.S. GOVERNMENT SECURITIES FUND



          58  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital

INVESTMENT FOCUS                             Mortgage-backed securities and U.S. Treasury obligations

SHARE PRICE VOLATILITY                       Low to moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk

INVESTOR PROFILE                             Conservative investors who want to receive income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. Government Securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION
             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

1995                    16.95%

1996                     2.08%

1997                     8.60%

1998                     7.74%

1999                    -1.49%

2000                    10.50%

2001                     6.61%

2002                     9.23%

2003                     0.87%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



        (X/XX/XX)                  (X/XX/XX)

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                                  PROSPECTUS  59


* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average total returns for the periods ended December 31, 2004, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES               1 YEAR   5 YEARS       10 YEARS

Fund Returns
Before Taxes              xx%      xx%           xx%

Fund Returns
After Taxes on
Distributions             xx%      xx%           xx%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares       xx%      xx%           xx%

Merrill Lynch
Government/Mortgage
Custom Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%           xx%

Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%           xx%






C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*

Fund Returns
Before Taxes              xx%      xx%           xx%

Merrill Lynch
Government/Mortgage
Custom Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%           xx%

Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%           xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



* Since inception of the L Shares on June 7, 1995. Benchmark returns since May 31, 1995 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

U.S. GOVERNMENT SECURITIES FUND



          60  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          2.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption will may be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Government Securities Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                                  PROSPECTUS  61

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income tax, consistent with preservation of capital

INVESTMENT FOCUS                             Virginia municipal securities

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Attempts to limit risk by investing in investment grade
                                             municipal securities with an intermediate average maturity

INVESTOR PROFILE                             Virginia residents who want income exempt from federal and state income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. In addition, up to 20% of the Fund's assets may be invested in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.



For information about the risks involved when investing in derivatives, see "More Information About Risk."

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



          62  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

1995                    14.37%

1996                     2.94%

1997                     7.24%

1998                     5.32%

1999                    -2.43%

2000                     9.35%

2001                     4.50%

2002                     7.83%

2003                     3.78%

2004



      BEST QUARTER               WORST QUARTER
           XX%                        XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the A Shares. After-tax returns for other classes will vary.



A SHARES                    1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                   xx%      xx%       xx%

Fund Returns After Taxes
on Distributions               xx%      xx%       xx%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                 xx%      xx%       xx%

Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)       xx%      xx%       xx%

Lipper Other States
Intermediate Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                         xx%      xx%       xx%




                                             SINCE
C SHARES+                         1 YEAR   INCEPTION*
Fund Returns
Before Taxes                         xx%       xx%

Lehman Brothers 5-Year Municipal
Bond Index (reflects no
deduction for fees, expenses or
taxes)                               xx%       xx%

Lipper Other States Intermediate
Municipal Debt Funds Objective
(reflects no deduction for
taxes)                               xx%       xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



* Since inception of the C Shares on September 30, 2003.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

                                       VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND



                                                                  PROSPECTUS  63

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Virginia Intermediate Municipal Bond Fund - A Shares    x.xx%
Virginia Intermediate Municipal Bond Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx      $   xx
L Shares                $ xx     $ xx      $ xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx      $   xx
L Shares                $ xx     $ xx      $ xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

VIRGINIA MUNICIPAL BOND FUND



          64  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income taxes, consistent with preservation of capital

INVESTMENT FOCUS                             Virginia municipal securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Invests primarily in investment grade municipal securities

INVESTOR PROFILE                             Virginia residents who want income exempt from federal and state income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not

                                                    VIRGINIA MUNICIPAL BOND FUND



                                                                  PROSPECTUS  65

reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)



1996                     0.81%

1997                     7.91%

1998                     4.83%

1999                    -5.68%

2000                    10.72%

2001                     3.30%

2002                     8.21%

2003                     3.33%

2004



      BEST QUARTER               WORST QUARTER
           XX%                        XX%
        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.



A SHARES                      1 YEAR   SINCE INCEPTION*
Fund Returns
Before Taxes                    xx%           xx%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)        xx%           xx%

Lipper Virginia Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                          xx%           xx%




* Since inception of the A Shares on September 30, 2003.



C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes             xx%       xx%           xx%

Fund Returns After
Taxes on
Distributions            xx%       xx%           xx%

Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares      xx%       xx%           xx%

Lehman Brothers
10-Year Municipal
Bond Index (reflects
no deduction for
fees, expenses or
taxes)                   xx%       xx%           xx%

Lipper Virginia
Municipal Debt Funds
Objective (reflects
no deduction for
taxes)                   xx%       xx%           xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on April 14, 1995. Benchmark returns since March 31, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year

VIRGINIA MUNICIPAL BOND FUND



          66  PROSPECTUS

Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Virginia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Virginia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          2.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Virginia Municipal Bond Fund - A Shares    x.xx%
Virginia Municipal Bond Fund - C Shares    x.xx%

                                                    VIRGINIA MUNICIPAL BOND FUND



                                                                  PROSPECTUS  67

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx      $   xx
C Shares                $ xx     $ xx      $ xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx      $   xx
C Shares                $ xx     $ xx      $ xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK



          68  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

All Funds

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  69

securities may be subject to the following additional risks:

  CREDIT RISK


  Classic Institutional Core Bond Fund


  Classic Institutional Intermediate Bond Fund


  Classic Institutional Limited Duration Fund

  Florida Tax-Exempt Bond Fund
  Georgia Tax-Exempt Bond Fund

  High Income Fund

  Investment Grade Bond Fund
  Investment Grade Tax-Exempt Bond Fund
  Maryland Municipal Bond Fund

  North Carolina Tax-Exempt Bond Fund


  Seix Institutional High Yield Fund

  Short-Term Bond Fund

  Strategic Income Fund

  Virginia Intermediate Municipal Bond Fund
  Virginia Municipal Bond Fund

  The possibility that an issuer will be unable to make timely payments of either principal or interest.

  MUNICIPAL ISSUER RISK

  Florida Tax-Exempt Bond Fund
  Georgia Tax-Exempt Bond Fund
  Investment Grade Tax-Exempt Bond Fund
  Maryland Municipal Bond Fund

  North Carolina Tax-Exempt Bond Fund

  Virginia Intermediate Municipal Bond Fund
  Virginia Municipal Bond Fund

  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

  In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

FOREIGN SECURITY RISKS


Classic Institutional Core Bond Fund


Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund

Classic Institutional U.S. Government Securities
  Super Short Income Plus Fund
High Income Fund

Investment Grade Bond Fund


Institutional High Yield Fund


Seix Institutional High Yield Fund

Strategic Income Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

REGIONAL RISK

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund

Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund

To the extent that a Fund's investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often

MORE INFORMATION ABOUT RISK



          70  PROSPECTUS

closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.



INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policies and procedures with respect to the circumstances under which a Fund discloses its portfolio securities is available in the Statement of Additional Information.


(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2005, Trusco had approximately $x.xx billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees of:



  Classic Institutional U.S. Government
    Securities Super Short Income Plus
    Fund                                     x.xx%



  Florida Tax-Exempt Bond Fund               x.xx%



  Georgia Tax-Exempt Bond Fund               x.xx%



  High Income Fund                           x.xx%



  Investment Grade Bond Fund                 x.xx%



  Investment Grade Tax-Exempt Bond Fund      x.xx%



  Limited-Term Federal Mortgage Securities
    Fund                                     x.xx%



  Maryland Municipal Bond Fund               x.xx%



  Short-Term Bond Fund                       x.xx%



  Short-Term U.S. Treasury Securities Fund   x.xx%



  Strategic Income Fund                      x.xx%



  U.S. Government Securities Fund            x.xx%



  Virginia Intermediate Municipal Bond
    Fund                                     x.xx%



  Virginia Municipal Bond Fund               x.xx%



For the period from May 29, 2004 through March 31, 2005, the following Funds paid the Adviser advisory fees (after waivers) of:



  Classic Institutional Core Bond Fund       x.xx%
  Classic Institutional Intermediate Bond
    Fund                                     x.xx%
  Seix Institutional High Yield Fund         x.xx%
  Classic Institutional Limited Duration
    Fund                                     x.xx%



Prior to May 29, 2004, Seix Investment Advisors, Inc. ("Seix"), 300 Tice Boulevard, Woodcliff Lake, New Jersey 07677, served as the investment adviser to the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund and Seix Limited Duration Fund (the "Predecessor Funds"), the predecessor funds of the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund, respectively. For the period from April 1, 2004 through May 28, 2004, the Predecessor Funds paid Seix the following advisory fees (after waivers):



  Seix Core Bond Fund                        x.xx%
  Seix Intermediate Bond Fund                x.xx%
  Seix High Yield Fund                       x.xx%
  Seix Limited Duration Fund                 x.xx%

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  71


For its advisory service to the North Carolina Tax-Exempt Bond Fund, the Adviser is entitled to receive x.xx% of the Fund's daily net assets.


The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS



          72  PROSPECTUS

PORTFOLIO MANAGERS


The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. He has also managed the CLASSIC INSTITUTIONAL LIMITED DURATION FUND since its inception, after serving as Portfolio Manager for the Fund's predecessor fund, the Seix Limited Duration Fund. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 18 years of investment experience.



Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND, VIRGINIA MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 27 years of investment experience.



Mr. Chris Carter, CFA, has served as a Vice President since joining Trusco in July 2003. He has managed the GEORGIA TAX-EXEMPT BOND FUND since August 2003 and the NORTH CAROLINA TAX-EXEMPT BOND FUND since March 2005. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Asset Management Company from January 2002 to July 2003, after serving as a Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. He has more than 14 years of investment experience.



Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since July 2004, after managing it since it began operating in April 2003. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 18 years of investment experience.



Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since July 2004. He also has co-managed the SEIX INSTITUTIONAL HIGH YIELD FUND since inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. Prior to joining Seix, Mr. Goudelias was employed at JP Morgan Securities, Inc. as a Senior High Yield Research Analyst from July 1988 to February 2001. He has more than 19 years of investment experience.



Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND and the STRATEGIC INCOME FUND since July 2004. He also has co-managed the SEIX INSTITUTIONAL HIGH YIELD FUND since inception, after serving as the portfolio manager for the Fund's predecessor fund, the Seix High Yield Fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 20 years of investment experience.



Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005 and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 23 years of investment experience.


Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1988. He has managed the FLORIDA TAX-EXEMPT BOND FUND since it began operating in January 1994 and the INVESTMENT GRADE TAX-EXEMPT BOND FUND since it began operating in June 1992. He has more than 24 years of investment experience.


Mr. Chad Stephens has served as Vice President of Trusco since December 2000, and has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Stephens was a Vice President MBS Trader at Wachovia Securities from June 1990 to October 2000. He has more than 14 years of investment experience.



Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004 when Seix

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  73


was acquired by Trusco. He has co-managed the INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and U.S. GOVERNMENT SECURITIES FUND since July 2004. He also has co-managed the CLASSIC INSTITUTIONAL CORE BOND, the CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND and the CLASSIC INSTITUTIONAL LIMITED DURATION FUND since inception, after serving as a portfolio manager for each Fund's predecessor Fund, the Seix Core Bond Fund, Six Intermediate Bond Fund and Seix Limited Duration Fund respectively. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix from January 1993 to May 2004. He had more than 24 years of investment experience.



Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group form February 1996 to July 1999. He has more than 19 years of investment experience.



Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the STRATEGIC INCOME FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004, after serving as Vice President, Fixed Income, at Conning Asset Management from June 1995 to May 2000. He has more than 10 years of investment experience.



The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds.


HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

- Mail*

- Telephone (1-800-874-4770)

- Wire

- Automated Clearing House (ACH)


The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency, as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.



You may also buy shares through financial intermediaries, or institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution's or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.



[If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.] A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          74  PROSPECTUS

its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.


HOW THE FUNDS CALCULATE NAV


In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.


MINIMUM/MAXIMUM PURCHASES


To purchase shares for the first time, you must invest in any Fund (with the exception of the Classic Institutional Limited Duration Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) at least:



CLASS                      DOLLAR AMOUNT
A Shares                   $2,000

C Shares (with the
exception of the Classic
Institutional U.S.
Government Securities      $5,000 ($2,000 for IRA or
Super Short Income Plus    other tax qualified
Fund)                      accounts)



To purchase shares of the Classic Institutional Limited Duration Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund for the first time, you must invest at least:



CLASS                      DOLLAR AMOUNT
C Shares                   $50,000

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  75


Purchases of C Shares of the Short-Term U.S. Treasury Securities Fund requested in an amount of $100,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of the Limited-Term Federal Mortgage Securities Fund or the Short-Term Bond Fund requested in an amount of $250,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of any other Fund (with the exception of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) requested in an amount of $1,000,000 or more will be automatically made in A Shares of that Fund.


Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.


SYSTEMATIC INVESTMENT PLAN



If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class bank automatically through regular deductions from your account. With a $500 minimum initial investment ($50,000 for the Classic Institutional Limited Duration Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund), you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund ($50,000 for the Classic Institutional Limited Duration Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          76  PROSPECTUS

activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.
(DOLLAR ICON)
                   SALES CHARGES
FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:
Florida Tax-Exempt Bond Fund

Classic Institutional Core Bond Fund


Classic Institutional Intermediate Bond Fund


Classic Institutional Limited Duration Fund


Classic Institutional U.S. Government Securities


  Super Short Income Plus Fund

Georgia Tax-Exempt Bond Fund
High Income Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund

North Carolina Tax-Exempt Bond Fund Institutional High Yield Fund Strategic Income Fund

U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund


                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $100,000            4.75%                  3.90%
$100,000 but less than
$250,000                      3.50%                  3.36%
$250,000 but less than
$1,000,000                    2.50%                  2.56%
$1,000,000 and over            None                   None


* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Limited-Term Federal Mortgage Securities Fund


                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $100,000            2.50%                  2.50%
$100,000 but less than
$250,000                      2.00%                  1.78%
$250,000 but less than
$1,000,000                    1.25%                  1.27%
$1,000,000 and over            None                   None


* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Short-Term Bond Fund


                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $100,000            2.50%                  2.04%
$100,000 but less than
$250,000                      2.00%                  1.52%
$250,000 but less than
$1,000,000                    1.00%                  1.01%
$1,000,000 and over            None                   None


* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Short-Term U.S. Treasury Securities Fund


                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $100,000            2.50%                  1.01%
$100,000 but less than
$250,000                      2.00%                  0.76%
$250,000 but less than
$1,000,000                    0.50%                  0.50%
$1,000,000 and over            None                   None


* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  77

of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;


- [through an asset allocation account managed by an affiliate of the Adviser];


- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");


- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;



- [by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with the Adviser];



- [by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed]; or


- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES


RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.



The funds will combine the value of your current purchases with the current market value of any shares previously purchased for



- your individual account(s),



- your spouse's account(s),



- joint account(s) with your spouse,



- your minor children's trust or custodial accounts.



A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.



LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges -- A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases, you may

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          78  PROSPECTUS


include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.



You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).



COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.



You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.



CONTINGENT DEFERRED SALES CHARGES (CDSC) -- C SHARES



You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The CDSC does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to the exchange of C Shares of one Fund for C Shares of another Fund.


WAIVER OF CDSC


The CDSC will be waived if you sell your C Shares for the following reasons:



Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)



- You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;



- You die or become disabled after the account is opened;



- Redemption must be made within 1 year of such death/disability;



- The Fund must be notified in writing of such death/disability at time of redemption request;



- The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).



Shares purchased through dividend and capital gains reinvestment.



Participation in the Systematic Withdrawal Plan described below:



Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;



- If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;



- To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.



Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
(IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  79


certificate (certain distributions under plan requirements).



Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.



Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.



To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.



If you sell your C Shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund you will not pay a CDSC. For more information see "How to Exchange Your Shares."


OFFERING PRICE OF FUND SHARES


The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of C Shares is simply the next calculated NAV.


HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund.



A signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:


  over $25,000;


  made payable to someone other than the registered shareholder; or


  sent to an address or bank account other than the address or bank account of record, or an address or bank account of record that has been changed within the last 10 business days.



The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of C Shares, any applicable CDSC.



REDEMPTION FEE



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check [or, if you have a checking or savings account with a bank, electronically transferred to your account.] Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."


RECEIVING YOUR MONEY


Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but may take up to seven days. Your proceeds can be wired to your bank account (subject to a [$7.00] fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          80  PROSPECTUS

account balance minimums (with the exception of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) are:


CLASS                  DOLLAR AMOUNT
A Shares               $2,000 ($5,000 for Strategic
                       Income Fund)
C Shares               $5,000 ($2,000 for IRA or other
                       tax qualified accounts)



The account balance minimum for the Classic Institutional Limited Duration Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund is:



CLASS                  DOLLAR AMOUNT
C Shares               $50,000


But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES


You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least [$1,000.]



The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.



IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.


EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund(s) receives your exchange request.


A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


A SHARES


You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.



The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.



C SHARES



You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange C Shares of any STI Classic Fund for C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for C Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  81

TELEPHONE TRANSACTIONS


Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 business days.



MARKET TIMING POLICIES AND PROCEDURES



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.



The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          82  PROSPECTUS


transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) 7 days or less after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.


DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  83


Maximum distribution fees, as a percentage of average daily net assets are as follows:



For A Shares:



  Classic Institutional Core Bond Fund           %
  Classic Institutional Intermediate Bond
    Fund                                         %
  Classic Institutional Limited Duration
    Fund                                         %
  Florida Tax-Exempt Bond Fund                   %
  Georgia Tax-Exempt Bond Fund                   %
  High Income Fund                               %
  Investment Grade Bond Fund                     %
  Investment Grade Tax-Exempt Bond Fund          %
  Limited-Term Federal Mortgage Securities
    Fund                                         %
  Maryland Municipal Bond Fund                   %
  North Carolina Tax-Exempt Bond Fund
  Institutional High Yield Fund                  %
  Short-Term Bond Fund                           %
  Short-Term U.S. Treasury Securities Fund       %
  Strategic Income Fund                          %
  U.S. Government Securities Fund                %
  Virginia Intermediate Municipal Bond
    Fund                                         %
  Virginia Municipal Bond Fund                   %



For C Shares, the maximum distribution fee (with the exception of the Classic Institutional Limited Duration Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) is 1.00% of the average daily net assets of each Fund. The maximum distribution fee for the Classic Institutional Limited Duration Fund and the Classic Institutional U.S. Government Securities Super Short Income Plus Fund are 0.25% and 0.40%, respectively.



The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.



From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          84  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS


Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.



You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Statement of Additional Information.



Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Long-term capital gains are currently taxed at a maximum rate of 15%. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.


If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund and the Short-Term Bond Fund expect that some portion of each Fund's distributions will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  85

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS



          86  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 and March 31, 2005 (the periods ended October 31, 2004 and March 31, 2004 in the case of the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund) has been audited by [to be provided by amendment]. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970]. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.


For a Share Outstanding Throughout the Periods


                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)     TOTAL FROM
                                     OF PERIOD           INCOME       ON INVESTMENTS     OPERATIONS
                                     ---------           ------       --------------     ----------

CLASSIC INSTITUTIONAL CORE BOND
  FUND

CLASSIC INSTITUTIONAL
  INTERMEDIATE BOND FUND

CLASSIC INSTITUTIONAL LIMITED
  DURATION FUND

CLASSIC INSTITUTIONAL U.S.
  GOVERNMENT SECURITIES SUPER
  SHORT INCOME PLUS FUND

  C Shares
    2005........................       $   xx            $  xx            $   xx           $   xx
    2004........................           xx               xx                xx               xx
    2003(1).....................           xx               xx                xx               xx

FLORIDA TAX-EXEMPT BOND FUND

  A Shares
    2005........................       $   xx            $  xx            $   xx           $   xx
    2004........................           xx               xx                xx               xx
    2003........................           xx               xx                xx               xx
    2002........................           xx               xx                xx               xx
    2001........................           xx               xx                xx               xx

  C Shares
    2005........................       $   xx            $  xx            $   xx           $   xx
    2004........................           xx               xx                xx               xx
    2003........................           xx               xx                xx               xx
    2002........................           xx               xx                xx               xx
    2001........................           xx               xx                xx               xx

GEORGIA TAX-EXEMPT BOND FUND

  A Shares
    2005........................       $   xx            $  xx            $   xx           $   xx
    2004........................           xx               xx                xx               xx
    2003........................           xx               xx                xx               xx
    2002........................           xx               xx                xx               xx
    2001........................           xx               xx                xx               xx

  C Shares
    2005........................       $   xx            $  xx            $   xx           $   xx
    2004........................           xx               xx                xx               xx
    2003........................           xx               xx                xx               xx
    2002........................           xx               xx                xx               xx
    2001........................           xx               xx                xx               xx

HIGH INCOME FUND(A)

  A Shares
    2005........................       $   xx            $  xx            $   xx           $   xx
    2004(2).....................           xx               xx                xx               xx

  C Shares
    2005........................       $   xx            $  xx            $   xx           $   xx
    2004........................           xx               xx                xx               xx
    2003........................           xx               xx                xx               xx
    2002........................           xx               xx                xx               xx
    2001........................           xx               xx                xx               xx

  For the year ended March 31:
    2000........................           xx               xx                xx               xx


                                      DIVIDENDS       DISTRIBUTIONS
                                      FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                  INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                  -----------------   -------------    -----------------
CLASSIC INSTITUTIONAL CORE BOND
  FUND
CLASSIC INSTITUTIONAL
  INTERMEDIATE BOND FUND
CLASSIC INSTITUTIONAL LIMITED
  DURATION FUND
CLASSIC INSTITUTIONAL U.S.
  GOVERNMENT SECURITIES SUPER
  SHORT INCOME PLUS FUND
  C Shares
    2005........................       $   xx             $   xx             $   xx
    2004........................           xx                 xx                 xx
    2003(1).....................           xx                 xx                 xx
FLORIDA TAX-EXEMPT BOND FUND
  A Shares
    2005........................       $   xx             $   xx             $   xx
    2004........................           xx                 xx                 xx
    2003........................           xx                 xx                 xx
    2002........................           xx                 xx                 xx
    2001........................           xx                 xx                 xx
  C Shares
    2005........................       $   xx             $   xx             $   xx
    2004........................           xx                 xx                 xx
    2003........................           xx                 xx                 xx
    2002........................           xx                 xx                 xx
    2001........................           xx                 xx                 xx
GEORGIA TAX-EXEMPT BOND FUND
  A Shares
    2005........................       $   xx             $   xx             $   xx
    2004........................           xx                 xx                 xx
    2003........................           xx                 xx                 xx
    2002........................           xx                 xx                 xx
    2001........................           xx                 xx                 xx
  C Shares
    2005........................       $   xx             $   xx             $   xx
    2004........................           xx                 xx                 xx
    2003........................           xx                 xx                 xx
    2002........................           xx                 xx                 xx
    2001........................           xx                 xx                 xx
HIGH INCOME FUND(A)
  A Shares
    2005........................       $   xx             $   xx             $   xx
    2004(2).....................           xx                 xx                 xx
  C Shares
    2005........................       $   xx             $   xx             $   xx
    2004........................           xx                 xx                 xx
    2003........................           xx                 xx                 xx
    2002........................           xx                 xx                 xx
    2001........................           xx                 xx                 xx
  For the year ended March 31:
    2000........................           xx                 xx                 xx

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  87


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                     xx%                 xx%              xx%
                     xx                  xx               xx
                     xx                  xx               xx
                     xx%                 xx%              xx%
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx%                 xx%              xx%
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx%                 xx%              xx%
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx%                 xx%              xx%
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx%                 xx%              xx%
                     xx                  xx               xx
                     xx%                 xx%              xx%
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx
                     xx                  xx               xx

FINANCIAL HIGHLIGHTS



          88  PROSPECTUS




                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD           INCOME       ON INVESTMENTS
                                     ---------           ------       --------------
INVESTMENT GRADE BOND FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx

INVESTMENT GRADE TAX-EXEMPT BOND
  FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
INVESTMENT GRADE BOND FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
INVESTMENT GRADE TAX-EXEMPT BOND
  FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  89

                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx

                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx

FINANCIAL HIGHLIGHTS



          90  PROSPECTUS





                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD           INCOME       ON INVESTMENTS
                                     ---------           ------       --------------
LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx

MARYLAND MUNICIPAL BOND FUND
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx

NORTH CAROLINA TAX-EXEMPT BOND
  FUND

SEIX INSTITUTIONAL HIGH YIELD
  FUND


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
MARYLAND MUNICIPAL BOND FUND
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
NORTH CAROLINA TAX-EXEMPT BOND
  FUND
SEIX INSTITUTIONAL HIGH YIELD
  FUND

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  91

                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $   xx                 xx%            $     xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                $   xx                 xx%            $     xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx

                $   xx                 xx%            $     xx                 xx%
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx
                    xx                 xx                   xx                 xx


                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                    xx%                 xx%                xx%
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx%                 xx%                xx%
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx%                 xx%                xx%
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx                  xx                 xx
                    xx                  xx                 xx

FINANCIAL HIGHLIGHTS



          92  PROSPECTUS





                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD           INCOME       ON INVESTMENTS
                                     ---------           ------       --------------
SHORT-TERM BOND FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx

SHORT-TERM U.S. TREASURY
  SECURITIES FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx

STRATEGIC INCOME FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004(3).....................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002(2).....................           xx               xx                xx


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
SHORT-TERM BOND FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
SHORT-TERM U.S. TREASURY
  SECURITIES FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
STRATEGIC INCOME FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004(3).....................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002(2).....................          xx                xx                 xx                 xx

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  93


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $   xx                xx%             $     xx                 xx%
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                $   xx                xx%             $     xx                 xx%
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx

                $   xx                xx%             $     xx                 xx%
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                $   xx                xx%             $     xx                 xx%
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx

                $   xx                xx%             $     xx                 xx%
                    xx                xx                    xx                 xx
                $   xx                xx%             $     xx                 xx%
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx
                    xx                xx                    xx                 xx


                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx%                 xx%               xx%
                    xx                  xx                xx
                    xx                  xx                xx
                    xx                  xx                xx

FINANCIAL HIGHLIGHTS



          94  PROSPECTUS





                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD           INCOME       ON INVESTMENTS
                                     ---------           ------       --------------
U.S. GOVERNMENT SECURITIES FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx

VIRGINIA INTERMEDIATE MUNICIPAL
  BOND FUND
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx

VIRGINIA MUNICIPAL BOND FUND(A)
  A Shares
    2005........................       $   xx            $  xx            $   xx
    2004(2).....................           xx               xx                xx
  C Shares
    2005........................       $   xx            $  xx            $   xx
    2004........................           xx               xx                xx
    2003........................           xx               xx                xx
    2002........................           xx               xx                xx
    2001........................           xx               xx                xx


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
U.S. GOVERNMENT SECURITIES FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
VIRGINIA INTERMEDIATE MUNICIPAL
  BOND FUND
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx
VIRGINIA MUNICIPAL BOND FUND(A)
  A Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004(2).....................          xx                xx                 xx                 xx
  C Shares
    2005........................      $   xx            $   xx             $   xx             $   xx
    2004........................          xx                xx                 xx                 xx
    2003........................          xx                xx                 xx                 xx
    2002........................          xx                xx                 xx                 xx
    2001........................          xx                xx                 xx                 xx

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  95


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x

                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x

                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                  x
                $   xx                 xx%             $    xx                 xx%
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x
                    xx                 xx                   xx                  x


                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
               TO AVERAGE          WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                    xx%                  xx%               xx%
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx
                    xx%                  xx%               xx%
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx
                    xx%                  xx%               xx%
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx
                    xx%                  xx%               xx%
                    xx                   xx                xx
                    xx%                  xx%               xx%
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx
                    xx                   xx                xx

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO]              STI CLASSIC FUNDS
                    CAPITAL APPRECIATION FUND
                    I SHARES

                    PROSPECTUS

                        August 1, 2005

                      CAPITAL APPRECIATION FUND

                        INVESTMENT ADVISER:
                        TRUSCO CAPITAL MANAGEMENT, INC.
                        (the "Adviser")



                        STI CLASSIC FUNDS

                        The Securities and Exchange Commission
                        has not approved or disapproved these
                        securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares (formerly, T Shares) of the Capital Appreciation Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


           CAPITAL APPRECIATION FUND


            FUND SUMMARY


            INVESTMENT STRATEGY

            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS
            FUND?


            PERFORMANCE INFORMATION


           FUND FEES AND EXPENSES


           MORE INFORMATION ABOUT RISK


           MORE INFORMATION ABOUT FUND INVESTMENTS


           INFORMATION ABOUT PORTFOLIO HOLDINGS


           INVESTMENT ADVISER


           PORTFOLIO MANAGER


           PURCHASING AND SELLING FUND SHARES


           DIVIDENDS AND DISTRIBUTIONS


           TAXES


           FINANCIAL HIGHLIGHTS
    INSIDE PRIVACY POLICY
 BACK
COVER

BACK       HOW TO OBTAIN MORE INFORMATION ABOUT
COVER       THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
PRESERVER  THIS FUND?
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL


FUND NAME                                              CLASS                 INCEPTION   TICKER  CUSIP


Capital Appreciation Fund                              I Shares                7/1/92    STCAX   784766867



                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

CAPITAL APPRECIATION FUND

 (SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

INVESTMENT FOCUS                             U.S. common stocks

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential

INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The mid size capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


For information about the risks involved when investing in derivatives, see "More Information About Risk."


(TARGET ICON)

             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                     31.15%
1996                     20.31%
1997                     31.13%
1998                     28.06%
1999                      9.71%
2000                      1.62%
2001                     -6.49%
2002                    -21.98%
2003                     18.52%
2004                          %


      BEST QUARTER               WORST QUARTER



         XX.XX%                     -XX.XX%



       (XX/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

                                                                  PROSPECTUS  3




                                                       CAPITAL APPRECIATION FUND




-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                    1 YEAR   5 YEARS   10 YEARS

Capital Appreciation Fund   xx.xx%    x.xx%      x.xx%
S&P 500(R) Index            xx.xx%    x.xx%     xx.xx%


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              T SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses                               x.xx%



[* The expense information in the table has been adjusted to reflect current fees.]


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR  3 YEARS  5 YEARS  10 YEARS
 $xxx    $xxx     $xxx     $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4  PROSPECTUS




MORE INFORMATION ABOUT RISK

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies,

                                                                   PROSPECTUS  5


                                                              INVESTMENT ADVISER



as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. Of course, the Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.


(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2005, the Adviser had approximately $xx.x billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees of x.xx% of the Fund's daily net assets.


The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER


Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the Fund since June 2000. He has more than 32 years of investment experience.



The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund.

6  PROSPECTUS


PURCHASING AND SELLING FUND SHARES


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") I Shares of the Fund. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.


HOW TO PURCHASE FUND SHARES


The Fund offers I Shares only to financial institutions or intermediaries, for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUND CALCULATES NAV


In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.



NET ASSET VALUE



NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.



IN-KIND PURCHASES



Payment for shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are

                                                                   PROSPECTUS  7


                                              PURCHASING AND SELLING FUND SHARES



valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-800-428-6970.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES


You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.


Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request but it may take up to seven days.

8  PROSPECTUS

PURCHASING AND SELLING FUND SHARES


REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


REDEMPTION FEE



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



     - the redemption amount must be under $25,000;



     - redemption checks must be made payable to the registered shareholder; and



     - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.



The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:



     - Shareholders are restricted from making more than one (1) "round trip" into or out of the Fund within 14 days or two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



     - The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser

                                                                   PROSPECTUS  9


                                              PURCHASING AND SELLING FUND SHARES


       reasonably believes that the trading activity would be harmful or disruptive to the Fund.



     - A redemption fee of 2% will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intend to continually evaluate and, if practical, implement other measures to deter market timing.



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed 7 days or less after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be

10  PROSPECTUS




DIVIDENDS, DISTRIBUTIONS AND TAXES



approved prior to implementation by the Fund's Board of Trustees.


DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If your 401(k) Plan owns Fund shares on the Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisory about the tax consequences of plan withdrawals.



MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                PROSPECTUS  11

                      (This page intentionally left blank)

12  PROSPECTUS



FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003, and 2004 and March 31, 2005 has been audited by [to be provided by amendment]. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.





                                  NET ASSET                    NET REALIZED                 DIVIDENDS
                                   VALUE,          NET        AND UNREALIZED                 FROM NET    DISTRIBUTIONS
                                  BEGINNING    INVESTMENT     GAINS (LOSSES)   TOTAL FROM   INVESTMENT   FROM REALIZED
                                  OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS
                                  ---------   -------------   --------------   ----------     ------     -------------

CAPITAL APPRECIATION FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                      TOTAL
                                    DIVIDENDS
                                       AND
                                  DISTRIBUTIONS
                                  -------------
CAPITAL APPRECIATION FUND
  I SHARES
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

                                                                  PROSPECTUS  13



                                                            FINANCIAL HIGHLIGHTS







                                                                                                      RATIO OF EXPENSES TO
                                                                RATIO OF             RATIO OF          AVERAGE NET ASSETS
    NET ASSET                              NET ASSETS,        NET EXPENSES        NET INVESTMENT       (EXCLUDING WAIVERS
   VALUE, END             TOTAL              END OF            TO AVERAGE        INCOME (LOSS) TO            AND/OR
    OF PERIOD            RETURN+          PERIOD (000)         NET ASSETS       AVERAGE NET ASSETS      REIMBURSEMENTS)
    ---------            -------          ------------         ----------       ------------------      ---------------

    PORTFOLIO
    TURNOVER
      RATE
    ---------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the ST1 Classic Fund's Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW


Washington, DC 20004


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's manager about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUND'S WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Funds' Investment Company Act registration number is 811-06557.


                                                                    xxxxxxxxxxxx

                              STI CLASSIC FUNDS
                              CORPORATE TRUST SHARES

                              PROSPECTUS


                                  August 1, 2005



                              CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND






                                   INVESTMENT ADVISER

                                   TRUSCO CAPITAL MANAGEMENT, INC.
                                   (the "Adviser")






                                   The Securities and Exchange Commission
                                   has not approved or disapproved these
                                   securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. In the section below, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:



        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
         MONEY MARKET FUND


        FUND SUMMARY


        INVESTMENT STRATEGY


        WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS
         FUND?


        PERFORMANCE INFORMATION


        FUND FEES AND EXPENSES


        MORE INFORMATION ABOUT FUND INVESTMENTS


        INFORMATION ABOUT PORTFOLIO HOLDINGS


        INVESTMENT ADVISER


        PORTFOLIO MANAGERS


        PURCHASING AND SELLING FUND SHARES


        DIVIDENDS AND DISTRIBUTIONS


        TAXES


        FINANCIAL HIGHLIGHTS


INSIDE PRIVACY POLICY
BACK
COVER
        HOW TO OBTAIN MORE INFORMATION ABOUT
BACK     THE STI CLASSIC FUNDS
COVER



--------------------------------------------------------------------------------

(SUITCASE ICON)       FUND SUMMARY

(TELESCOPE ICON)      INVESTMENT STRATEGY

(LIFE PRESERVER       WHAT ARE THE PRINCIPAL RISKS OF
  ICON)               INVESTING?

(TARGET ICON)         PERFORMANCE INFORMATION

(LINE GRAPH ICON)     WHAT IS AN AVERAGE?

(COIN ICON)           FUND FEES AND EXPENSES

(MOUNTAIN ICON)       MORE INFORMATION ABOUT FUND INVESTMENTS

(MAGNIFYING GLASS     INVESTMENT ADVISER
  ICON)

(HAND SHAKE ICON)     PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL

FUND NAME                                 CLASS                   INCEPTION   TICKER  CUSIP


Classic Institutional U.S. Treasury
Securities Money Market Fund              Corporate Trust Shares    6/2/99    --      784767857


                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

2  PROSPECTUS

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND




(SUITCASE ICON)
         FUND SUMMARY


INVESTMENT GOAL                              As high a level of current income as is consistent with
                                             preservation of capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury securities and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors seeking current income through a
                                             liquid investment



(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

                                                                PROSPECTUS  3

                CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND




(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Corporate Trust Shares from year to year.*


(BAR CHART)

2000                    5.85%
2001                    3.45%
2002                    1.35%
2003                    0.70%
2004                        %


     BEST QUARTER           WORST QUARTER
        X.XX%                   X.XX%
      (XX/XX/XX)              (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                                             SINCE
CORPORATE TRUST SHARES  1 YEAR   5 YEARS   INCEPTION*
Classic Institutional
U.S. Treasury
Securities Money
Market Fund             x.xx%     x.xx%      x.xx%

iMoneyNet, Inc.
Treasury & Repo Retail
Average                 x.xx%     x.xx%      x.xx%


* Since inception of the Corporate Trust Shares on June 2, 1999. Benchmark returns since May 31, 1999 (benchmark returns available only on a month end basis).


To obtain information about the Fund's current yield, call 1-800-814-3397.


(LINE GRAPH ICON)
          -------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a
widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

4  PROSPECTUS

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND




(COIN ICON)
          FUND FEES AND EXPENSES

          This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              CORPORATE TRUST SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              ----------------------
Total Annual Operating Expenses                               x.xx%



* adjusted to reflect current fees


-------------------------------------------------------
EXAMPLE
-------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xx      $xxx      $xxx       $xxx


-------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS  5

                                         MORE INFORMATION ABOUT FUND INVESTMENTS




(MOUNTAIN ICON)
           MORE INFORMATION
           ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.


(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2005, the Adviser had approximately $xx.x billion in assets under management. For the period ended March 31, 2005, the Adviser received advisory fees of x.xx% of the Fund's daily net assets.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS



The following individuals are primarily responsible for the day-to-day management of the Fund.



Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. He has more than 6 years of investment experience.



Ms. Kimberly C. Maichle, CFA, has served as a Vice President of Trusco since July 1995. She has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since

6  PROSPECTUS

PURCHASING AND SELLING FUND SHARES





November 2004. She has more than 16 years of investment experience.



Mr. E. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.



The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Corporate Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Corporate Trust Shares only to accounts of various banking subsidiaries of SunTrust Banks, Inc. which are administered by the Corporate Trust Division (SunTrust). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) SunTrust. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day that you submit your purchase order, the Fund must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time.



If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST AT AN EARLIER TIME THAN THOSE LISTED ABOVE FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS SUNTRUST TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR ACCOUNT, INCLUDING SPECIFIC INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT SUNTRUST DIRECTLY.

                                                                   PROSPECTUS  7

                                              PURCHASING AND SELLING FUND SHARES




HOW THE FUND CALCULATES NAV


In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Adviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. The Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.



IN-KIND PURCHASES



Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-800-428-6970.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect

8  PROSPECTUS


PURCHASING AND SELLING FUND SHARES





the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust. SunTrust will provide information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Fund by SunTrust as the record owner of shares. If you own Corporate Trust Shares through a subsidiary of SunTrust you may sell shares by following the procedures established when you opened your account or accounts.


Redemption orders must be received by the Fund on a Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.


RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with

                                                                   PROSPECTUS  9

                                              PURCHASING AND SELLING FUND SHARES




a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.


TELEPHONE TRANSACTIONS



Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investments for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.


DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial

10  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS




advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                                                  PROSPECTUS  11

                                                                           TAXES




TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.

A significant portion of the Fund's distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

12  PROSPECTUS



FINANCIAL HIGHLIGHTS





FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 and March 31, 2005 has been audited by [to be provided by amendment]. The information for prior periods has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-432-4760, option 1, ext. 4085.] The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.






                              NET ASSET            NET           NET REALIZED                          DIVIDENDS       DISTRIBUTIONS
                           VALUE, BEGINNING     INVESTMENT       GAIN (LOSS)        TOTAL FROM         FROM NET        FROM REALIZED
                              OF PERIOD           INCOME        ON INVESTMENTS      OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS
                              ---------           ------        --------------      ----------     -----------------   -------------

CLASSIC INSTITUTIONAL
  U.S. TREASURY
  SECURITIES MONEY MARKET
  FUND
  CORPORATE TRUST SHARES
    2005.................
    2004.................
    2003.................
    2002.................
    2001.................

                                                                PROSPECTUS  13

                                                            FINANCIAL HIGHLIGHTS










                                                                                                    RATIO OF NET
                                                             NET ASSETS,        RATIO OF NET      INVESTMENT INCOME
     TOTAL DIVIDENDS    NET ASSET VALUE,       TOTAL            END OF          EXPENSES TO          TO AVERAGE
    AND DISTRIBUTIONS    END OF PERIOD        RETURN+        PERIOD (000)    AVERAGE NET ASSETS      NET ASSETS
    -----------------    -------------        -------        ------------    ------------------      ----------

      RATIO OF EXPENSES
         TO AVERAGE
         NET ASSETS
     (EXCLUDING WAIVERS)
     -------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004


MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's manager about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE: Call 1-800-432-4760
Option 1, ext. 4085


BY MAIL: Write to the Fund
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219


FROM THE FUND'S WEBSITE: www.sticlassicfunds.com



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                                                    xxxxxxxxxxxx

(COVER GRAPHIC)

STI CLASSIC FUNDS
EQUITY FUNDS
A SHARES
C SHARES

PROSPECTUS

     AUGUST 1, 2005


AGGRESSIVE GROWTH STOCK FUND
BALANCED FUND
CAPITAL APPRECIATION FUND
EMERGING GROWTH STOCK FUND
GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND
MID-CAP EQUITY FUND
MID-CAP VALUE EQUITY FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
STRATEGIC QUANTITATIVE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND



     INVESTMENT ADVISER:
     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Adviser")

     INVESTMENT SUBADVISER:
     (Aggressive Growth Stock Fund and
     Emerging Growth Stock Fund)
     ZEVENBERGEN CAPITAL INVESTMENTS LLC
     (the "Subadviser")




     -----------------
     STI CLASSIC FUNDS
     -----------------


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares (formerly, L Shares) of the Equity Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.



A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.


A SHARES
- Front-end sales charge
- 12b-1 fees
- $2,000 minimum initial investment

C SHARES

- Contingent deferred sales charge
- Higher 12b-1 fees
- $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


        AGGRESSIVE GROWTH STOCK FUND

        BALANCED FUND

        CAPITAL APPRECIATION FUND

        EMERGING GROWTH STOCK FUND

        GROWTH AND INCOME FUND

        INTERNATIONAL EQUITY FUND

        INTERNATIONAL EQUITY INDEX FUND

        MID-CAP EQUITY FUND

        MID-CAP VALUE EQUITY FUND

        SMALL CAP GROWTH STOCK FUND

        SMALL CAP VALUE EQUITY FUND

        STRATEGIC QUANTITATIVE EQUITY FUND

        TAX SENSITIVE GROWTH STOCK FUND

        VALUE INCOME STOCK FUND

        MORE INFORMATION ABOUT RISK

        MORE INFORMATION ABOUT FUND INVESTMENTS

        INVESTMENT ADVISER

        INVESTMENT SUBADVISER

        PORTFOLIO MANAGERS

        PURCHASING, SELLING AND EXCHANGING FUND SHARES

        DIVIDENDS AND DISTRIBUTIONS

        TAXES

        FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)
(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)
(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP

Aggressive Growth Stock Fund                           A Shares    2/23/04    SAGAX   784767212
Aggressive Growth Stock Fund                           C Shares    2/23/04    SAGLX   784767196
Balanced Fund                                          A Shares     1/3/94    STBLX   784766727
Balanced Fund                                          C Shares    6/14/95    SCBFX   784766446
Capital Appreciation Fund                              A Shares     6/9/92    STCIX   784766859
Capital Appreciation Fund                              C Shares     6/1/95    STCFX   784766479
Emerging Growth Stock Fund                             A Shares    2/27/04    SCEAX   784767253
Emerging Growth Stock Fund                             C Shares    2/27/04    SEGLX   784767246
Growth and Income Fund                                 A Shares     5/7/93    CFVIX   784766180
Growth and Income Fund                                 C Shares     4/5/95    CVIBX   784766172
International Equity Fund                              A Shares     1/2/96    SCIIX   784766396
International Equity Fund                              C Shares     1/2/96    SIEFX   784766412
International Equity Index Fund                        A Shares     6/6/94    SIIIX   784766586
International Equity Index Fund                        C Shares     6/8/95    SIIFX   784766420
Mid-Cap Equity Fund                                    A Shares    1/31/94    SCAIX   784766743
Mid-Cap Equity Fund                                    C Shares     6/5/95    SCMEX   784766453
Mid-Cap Value Equity Fund                              A Shares    9/30/03    SAMVX   784767444
Mid-Cap Value Equity Fund                              C Shares   11/30/01    SMVFX   784767717
Small Cap Growth Stock Fund                            A Shares   12/10/99    SCGIX   784766255
Small Cap Growth Stock Fund                            C Shares    10/8/98    SSCFX   784766248
Small Cap Value Equity Fund                            A Shares    9/30/03    SASVX   784767436
Small Cap Value Equity Fund                            C Shares     6/6/97    STCEX   784766321
Strategic Quantitative Equity Fund                     A Shares    9/30/03    SQEAX   784767428
Strategic Quantitative Equity Fund                     C Shares    9/30/03    SQELX   784767410
Tax Sensitive Growth Stock Fund                        A Shares    9/30/03    SXSAX   784767394
Tax Sensitive Growth Stock Fund                        C Shares   12/15/98    STTFX   784766214
Value Income Stock Fund                                A Shares    2/17/93    SVIIX   784766842
Value Income Stock Fund                                C Shares     6/1/95    SVIFX   784766461



* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies
SHARE PRICE VOLATILITY                       High

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings, and/or cash flow
                                             growth

INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of domestic companies and listed American Depositary Receipts
(ADRs). The Aggressive Growth Stock Fund invests primarily in common stocks of U.S. companies of all sizes that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The Aggressive Growth Stock Fund commenced operations on February 23, 2004, and therefore, does not have performance history for a full calendar year.

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                                   PROSPECTUS  3

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------





                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Aggressive Growth Stock Fund - A Shares    x.xx%
Aggressive Growth Stock Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $ xx     $ xx      $ xx       $ xx
C Shares                  $ xx     $ xx      $ xx       $ xx


If you do not sell your shares at the end of the period:


                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $ xx     $ xx      $ xx       $ xx
C Shares                  $ xx     $ xx      $ xx       $ xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

BALANCED FUND



           4  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income

INVESTMENT FOCUS
  PRIMARY                                    U.S. common stocks
  SECONDARY                                  Bonds

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with a history of earnings
                                             growth and bonds with minimal risk

INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations, investment grade corporate bonds and listed American Depositary Receipts (ADRs). In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities, and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

                                                                   BALANCED FUND



                                                                   PROSPECTUS  5

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)



1995                    25.08%


1996                    11.85%


1997                    20.71%


1998                    19.21%


1999                     4.31%


2000                     4.44%


2001                    -0.07%


2002                    -8.85%


2003                     9.66%


2004



      BEST QUARTER               WORST QUARTER
           XX%                        XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of a Hybrid 60/40 Blend of the S&P 500(R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                   1 YEAR   5 YEARS   10 YEARS

------------------------------------------------------
Fund Returns
Before Taxes                  xx%      xx%        xx%

------------------------------------------------------
Fund Returns
After Taxes on
Distributions                 xx%      xx%        xx%

------------------------------------------------------
Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                   xx%      xx%        xx%

------------------------------------------------------
Hybrid 60/40 Blend of the
Following Market
Benchmarks                    xx%      xx%        xx%

------------------------------------------------------
  S&P 500(R) Index
  (reflects no deduction
  for fees, expenses or
  taxes)                      xx%      xx%        xx%

------------------------------------------------------
  Lehman Brothers U.S.
  Government/Credit Index
  (reflects no deduction
  for fees, expenses or
  taxes)                      xx%      xx%        xx%

------------------------------------------------------






C SHARES+                 1 YEAR    5 YEARS   10 YEARS

------------------------------------------------------
Fund Returns
Before Taxes                  xx%      xx%        xx%

------------------------------------------------------
Hybrid 60/40 Blend of
the Following Market
Benchmarks                    xx%      xx%        xx%

------------------------------------------------------
  S&P 500(R) Index
  (reflects no deduction
  for fees, expenses or
  taxes)                      xx%      xx%        xx%

------------------------------------------------------
  Lehman Brothers U.S.
  Government/Credit
  Index (reflects no
  deduction for fees,
  expenses or taxes)          xx%      xx%        xx%

------------------------------------------------------



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-

BALANCED FUND



           6  PROSPECTUS

recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Balanced Fund - A Shares    x.xx%
Balanced Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $ xx     $ xx     $   xx     $   xx
C Shares                  $ xx     $ xx     $   xx     $   xx


If you do not sell your shares at the end of the period:


                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $ xx     $ xx     $   xx     $   xx
C Shares                  $ xx     $ xx     $   xx     $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  7

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks

---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential

---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large cap stocks but will also utilize mid-cap stocks. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The mid size capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1994                     -8.01%


1995                     30.33%


1996                     19.50%


1997                     30.34%


1998                     27.26%


1999                      9.06%


2000                      0.94%


2001                     -7.11%


2002                    -22.48%


2003                     17.72%


2004


      BEST QUARTER               WORST QUARTER



           XX%                        XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.

CAPITAL APPRECIATION FUND



           8  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES               1 YEAR   5 YEARS       10 YEARS

Fund Returns
Before Taxes              xx%      xx%            xx%

Fund Returns
After Taxes on
Distributions             xx%      xx%            xx%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares       xx%      xx%            xx%

S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%            xx%



C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*

Fund Returns Before
Taxes                     xx%      xx%            xx%

S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%            xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on June 1, 1995. Benchmark returns since May 31, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  9

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           3.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     X.XX%         X.XX%
Distribution and Service (12b-1) Fees                         X.XX%+        X.XX%
Other Expenses                                                X.XX%         X.XX%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             X.XX%         X.XX%
                                                              ------------  -------------------



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.


 ** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Capital Appreciation Fund - A Shares      X.XX%
Capital Appreciation Fund - C Shares      X.XX%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx     $   xx     $   xx
C Shares                $ xx     $ xx     $   xx     $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx     $   xx     $   xx
C Shares                $ xx     $ xx     $   xx     $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EMERGING GROWTH STOCK FUND



          10  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. small- and mid-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of small-and
                                             mid-capitalization companies with favorable prospects for
                                             future revenue, earnings, and/or cash flow growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies and listed American Depositary Receipts
(ADRs). The Emerging Growth Stock Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion that exhibit strong growth characteristics. In selecting investments for the Fund, the Subadviser emphasizes companies that have a market capitalization of $5 billion or less. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The Emerging Growth Stock Fund commenced operations on February 23, 2004, and therefore, does not have performance history for a full calendar year.

                                                      EMERGING GROWTH STOCK FUND



                                                                  PROSPECTUS  11

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

(COIN ICON)
             FUND FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Emerging Growth Stock Fund - A Shares     x.xx%
Emerging Growth Stock Fund - C Shares     x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx       $ xx
C Shares                $ xx     $ xx      $ xx       $ xx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx       $ xx
C Shares                $ xx     $ xx      $ xx       $ xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

GROWTH AND INCOME FUND



          12  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with market
                                             capitalizations of at least $1.5 billion with attractive
                                             valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts ("ADRs") of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United State.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                          GROWTH AND INCOME FUND



                                                                  PROSPECTUS  13

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.




1995                     29.45%


1996                     19.12%


1997                     27.58%


1998                     18.25%


1999                     14.10%


2000                      1.30%


2001                     -6.84%


2002                    -19.84%


2003                     27.95%


2004


(BAR CHART)


      BEST QUARTER               WORST QUARTER






           XX%                        XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                  1 YEAR   5 YEARS    10 YEARS
Fund Returns
Before Taxes                 xx%      xx%         xx%
Fund Returns After Taxes
on Distributions             xx%      xx%         xx%
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares          xx%      xx%         xx%
S&P 500(R)/BARRA
Value Index
(reflects no deduction
for fees, expenses or
taxes)                       xx%      xx%         xx%
S&P 500 Index(R)
(reflects no deduction
for fees, expenses or
taxes)                       xx%      xx%         xx%



                                               SINCE
C SHARES+                 1 YEAR   5 YEARS   INCEPTION*
Fund Returns Before
Taxes                        xx%      xx%         xx%
S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses or taxes)           xx%      xx%         xx%
S&P 500 Index(R)
(reflects no deduction
for fees, expenses or
taxes)                       xx%      xx%         xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on April 5, 1995. Benchmark returns since March 31, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

GROWTH AND INCOME FUND



          14  PROSPECTUS

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

(COIN ICON)
             FUND FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Growth and Income Fund - A Shares    x.xx%
Growth and Income Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx     $   xx     $   xx
C Shares                $ xx     $ xx     $   xx     $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx     $   xx     $   xx
C Shares                $ xx     $ xx     $   xx     $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                       INTERNATIONAL EQUITY FUND



                                                                  PROSPECTUS  15

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

INVESTMENT FOCUS                             Foreign common stocks
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth
INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

INTERNATIONAL EQUITY FUND



          16  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 1, 1995. Performance prior to December 1, 1995 is that of the Adviser's similarly managed collective investment fund, which began operations on January 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. A Shares and L Shares were offered beginning January 2, 1996. Performance between December 1, 1995 and January 2, 1996 is that of T Shares of the Fund, and has not been adjusted to reflect A Share or L Share expenses, respectively. If it had been, performance would have been lower.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1996                                         21.58%
1997                                         13.01%
1998                                         10.69%
1999                                          9.05%
2000                                         -3.74%
2001                                        -17.99%
2002                                        -17.30%
2003                                         36.14%
2004



      BEST QUARTER               WORST QUARTER



           XX%                        XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI(R) EAFE(R)) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


                                            SINCE        SINCE
                                          INCEPTION    INCEPTION
                                            OF THE       OF THE
                                          REGISTERED   COLLECTIVE
                                            MUTUAL     INVESTMENT
A SHARES               1 YEAR   5 YEARS     FUND*        FUND**
Fund Returns
Before Taxes              xx%      xx%        xx%          xx%
Fund Returns
After Taxes on
Distributions             xx%      xx%        xx%           xx
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares       xx%      xx%        xx%           xx
MSCI(R) EAFE(R) Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%        xx%          xx%


 * Since inception of the T Shares on December 1, 1995, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1995 (benchmark returns available only on a month end basis).
** Since inception of the collective investment fund on January 31, 1995.
 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.


                                            SINCE        SINCE
                                          INCEPTION    INCEPTION
                                            OF THE       OF THE
                                          REGISTERED   COLLECTIVE
                                            MUTUAL     INVESTMENT
C SHARES+              1 YEAR   5 YEARS     FUND*        FUND*
Fund Returns
Before Taxes              xx%      xx%        xx%          xx%
MSCI(R) EAFE(R) Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%        xx%          xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the collective investment fund on January 31, 1995.

                                                       INTERNATIONAL EQUITY FUND



                                                                  PROSPECTUS  17

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%

Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within sixty days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
Total Annual Operating Expenses**                             x.xx%         x.xx%



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



 ** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



International Equity Fund - A Shares    x.xx%
International Equity Fund - C Shares    x.xx%


-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

INTERNATIONAL EQUITY INDEX FUND



          18  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R)-GDP Weighted Index
INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R)-GDP
                                             Weighted Index
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R)-GDP
                                             Weighted Index
INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1995                     10.20%


1996                      5.78%


1997                      8.44%


1998                     29.68%


1999                     29.97%


2000                    -17.44%


2001                    -23.91%


2002                    -16.74%


2003                     39.80%


2004


      BEST QUARTER               WORST QUARTER



           XX%                        XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  19

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East-Gross Domestic Product (MSCI(R)EAFE(R)-GDP) Weighted Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                  1 YEAR    5 YEARS   10 YEARS
Fund Returns Before
Taxes                         xx%      xx%        xx%

Fund Returns
After Taxes on
Distributions                 xx%      xx%        xx%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares                xx%      xx%        xx%

MSCI(R) EAFE(R)-GDP
Weighted Index (Price
Return) (reflects no
deduction for fees,
expenses or taxes)            xx%      xx%        xx%







C SHARES+              1 YEAR    5 YEARS   SINCE INCEPTION*

Fund Returns Before
Taxes                      xx%      xx%            xx%

MSCI(R)
EAFE(R)-GDP Weighted
Index
(Price Return)
(reflects no
deduction for fees,
expenses or taxes)         xx%      xx%            xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on June 8, 1995. Benchmark return since May 31, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

INTERNATIONAL EQUITY INDEX FUND



          20  PROSPECTUS

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

(COIN ICON)
             FUND FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%

Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within sixty days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
Total Annual Operating Expenses**                             x.xx%         x.xx%



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



 ** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



International Equity Index Fund - A Shares    x.xx%
International Equity Index Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $ xx     $ xx     $   xx     $   xx
C Shares                  $ xx     $ xx     $   xx     $   xx


If you do not sell your shares at the end of the period:


                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                  $ xx     $ xx     $   xx     $   xx
C Shares                  $ xx     $ xx     $   xx     $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  21

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation

INVESTMENT FOCUS                             U.S. mid-cap common stocks

SHARE PRICE VOLATILITY                       Moderate to high

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price

INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity U.S. traded securities that have mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.


Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.


Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and adversely impact performance.


In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP EQUITY FUND



          22  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1995                     30.57%


1996                     14.93%


1997                     20.67%


1998                      5.98%


1999                     15.69%


2000                     -3.42%


2001                      1.88%


2002                    -29.06%


2003                     28.46%


2004


      BEST QUARTER               WORST QUARTER



           XX%                        XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES               1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes               xx%      xx%           xx%

Fund Returns
After Taxes on
Distributions              xx%      xx%           xx%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares        xx%      xx%           xx%

Russell Midcap(R)
Index (reflects no
deduction for fees,
expenses or taxes)         xx%      xx%           xx%



* Since inception of the A Shares on January 31, 1994.


C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns Before
Taxes                      xx%      xx%           xx%

Russell Midcap(R)
Index (reflects no
deduction for fees,
expenses or taxes)         xx%      xx%           xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of L Shares on June 5, 1995. Benchmark returns since May 31, 1995 (benchmark returns available only on a month end basis).

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  23

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES

Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           3.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
Total Annual Operating Expenses**                             x.xx%         x.xx%



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Mid-Cap Equity Fund - A Shares    x.xx%
Mid-Cap Equity Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MID-CAP VALUE EQUITY FUND



          24  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. mid-cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued mid-cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities with market capitalizations between approximately $1 billion and $12 billion. U.S. traded securities may include American Depositary Receipts ADRs among other types of securities. In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated price target, a company's growth prospects change, or the opportunity for a better investment arises. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend.


In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       MID-CAP VALUE EQUITY FUND



                                                                PROSPECTUS  25

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. A Shares were offered beginning on September 30, 2003. A Share performance between November 30, 2001 and September 30, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's L Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)

2002                    -21.78%


2003                     28.75%


2004


      BEST QUARTER               WORST QUARTER
           XX%                        XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.



A SHARES                     1 YEAR   SINCE INCEPTION*
Fund Returns Before Taxes       xx%           xx%

Russell Midcap(R)
Value Index
(reflects no deduction for
fees, expenses or taxes)        xx%           xx%




* Since inception of the T Shares on November 30, 2001.



C SHARES+                    1 YEAR   SINCE INCEPTION*
Fund Returns Before Taxes       xx%           xx%

Fund Return After Taxes on
Distributions                   xx%           xx%

Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                     xx%           xx%

Russell Midcap(R)
Value Index
(reflects no deduction for
fees, expenses or taxes)        xx%           xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on November 30, 2001.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

MID-CAP VALUE EQUITY FUND



          26  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell your C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your share within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
Total Annual Operating Expenses**                             x.xx%         x.xx%



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Mid-Cap Value Equity Fund - A Shares    x.xx%
Mid-Cap Value Equity Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  27

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in equity U.S. traded securities with market capitalizations between $50 million and $3 billion in size. U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.


In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP GROWTH STOCK FUND



          28  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. A Shares were offered beginning on December 10, 1999. A Share performance between October 8, 1998 and December 10, 1999 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Both C Shares and I Shares were offered beginning on October 8, 1998.



This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)


1999                    20.48%
2000                    11.42%
2001                    -1.16%
2002                    -22.99%
2003                    44.15%
2004



      BEST QUARTER               WORST QUARTER
           XX%                        XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P Small Cap 600(R)/BARRA Growth Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the L Shares. After-tax returns for other classes will vary.


                                              SINCE
A SHARES                1 YEAR    5 YEAR    INCEPTION*
Fund Returns
Before Taxes                xx%      xx%         xx%
S&P Small Cap 600(R)/
BARRA Growth Index
(reflects no deduction
for fees, expenses or
taxes)                      xx%      xx%         xx%



* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).



                                              SINCE
C SHARES+               1 YEAR    5 YEARS   INCEPTION*
Fund Returns
Before Taxes                xx%      xx%         xx%
Fund Returns
After Taxes on
Distributions               xx%      xx%         xx%
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              xx%      xx%         xx%
S&P Small Cap 600(R)/
BARRA Growth Index
(reflects no deduction
for fees, expenses or
taxes)                      xx%      xx%         xx%



+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



* Since inception of the C Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  29

with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES
Investment Advisory Fees                                      x.xx%
Distribution and Service (12b-1) Fees                         x.xx%*+
Other Expenses                                                x.xx%
                                                              ------------
Total Annual Operating Expenses**                             x.xx%
                                                              ------------



 * Adjusted to reflect current fees.


 + The Fund's Distribution and Service Plan for A Shares authorizes payment of
   up to [    ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
   payment of up to [    ]% of average daily net assets.


** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Small Cap Growth Stock Fund - A Shares    x.xx%
Small Cap Growth Stock Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx     $ xx      $   xx      $   xx
C Shares                $ xx     $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx     $ xx      $   xx      $   xx
C Shares                $ xx     $ xx      $   xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

          30  PROSPECTUS

                                                    SMALL CAP VALUE EQUITY FUND*

*Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors.

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  31

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. C Shares and A Shares were offered beginning on June 6, 1997 and September 30, 2003, respectively. Performance between January 31, 1997 and June 6, 1997 with respect to the C Shares and between January 31, 1997 and September 30, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect C Share or A Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1995                    30.99%

1996                    34.25%

1997                    31.79%

1998                    -14.33%

1999                    -3.67%

2000                    16.68%

2001                    19.87%

2002                    -2.69%

2003                    35.54%

2004



      BEST QUARTER               WORST QUARTER
           XX%                        XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell 2000(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.



                                                        SINCE
                                                      INCEPTION
                                                        OF THE
                                                      COLLECTIVE
                                                      INVESTMENT
A SHARES               1 YEAR    5 YEARS   10 YEARS     FUND**
----------------------------------------------------------------
Fund Returns Before
Taxes                      xx%      xx%        xx%         xx%
----------------------------------------------------------------
Russell 2000(R) Value
Index (reflects no
deduction for fees,
expenses or taxes)         xx%      xx%        xx%         xx%
----------------------------------------------------------------



** Since inception of the collective investment fund on August 31, 1994.


 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.



                                                        SINCE
                                                      INCEPTION
                                                        OF THE
                                                      COLLECTIVE
                                                      INVESTMENT
C SHARES+              1 YEAR    5 YEARS   10 YEARS     FUND**
----------------------------------------------------------------
Fund Returns Before
Taxes                      xx%      xx%        xx%         xx%
----------------------------------------------------------------
Fund Returns After
Taxes on
Distributions              xx%      xx%        xx%         xx+
----------------------------------------------------------------
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares        xx%      xx%        xx%         xx+
----------------------------------------------------------------
Russell 2000(R) Value
Index (reflects no
deduction for fees,
expenses or taxes)         xx%      xx%        xx%         xx%
----------------------------------------------------------------



 + Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


** Since inception of the collective investment fund on August 31, 1994.
 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.

SMALL CAP VALUE EQUITY FUND



          32  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell your C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES
Investment Advisory Fees                                      x.xx%
Distribution and Service (12b-1) Fees                         x.xx%*+
Other Expenses                                                x.xx%
                                                              -------------------
Total Annual Operating Expenses**                             x.xx%
                                                              -------------------



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.

Small Cap Value Equity Fund - A Shares    x.xx%
Small Cap Value Equity Fund - C Shares    x.xx%


-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


-------------------------------------------------------------

FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                              STRATEGIC QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  33

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             U.S. common stocks of companies with positive earnings
                                             characteristics purchased at reasonable value
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with superior
                                             earnings/valuation cycle characteristics within specific
                                             market sectors
INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Strategic Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.


The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, the potential for capital gains tax liabilities for taxable investors, and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small to mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

STRATEGIC QUANTITATIVE EQUITY FUND



          34  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


2002                    -21.78%


2003                     28.75%


2004



      BEST QUARTER               WORST QUARTER
           XX%                        XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the index [to be provided by amendment]. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.



A SHARES                     1 YEAR   SINCE INCEPTION*
Fund Returns
Before Taxes                    xx%           xx%

Fund Returns
After Taxes on
Distributions                   xx%           xx%

Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares             xx%           xx%

[Index]
(reflects no
deduction for fees,
expenses or taxes)              xx%           xx%




* Since inception of the A Shares on September 30, 2003.



C SHARES+                    1 YEAR   SINCE INCEPTION*
Fund Returns
Before Taxes                    xx%           xx%

[Index]
(reflects no
deduction for fees,
expenses or taxes)              xx%           xx%




+ Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



* Since inception of the L Shares on September 30, 2003.



WHAT IS AN INDEX?



An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Definition of index to be provided.]

                                              STRATEGIC QUANTITATIVE EQUITY FUND



                                                                  PROSPECTUS  35

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell your C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Strategic Quantitative Equity Fund - A Shares    x.xx%
Strategic Quantitative Equity Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx       $ xx
C Shares                $ xx     $ xx      $ xx       $ xx


If you do not sell your shares at the end of the period:


                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
A Shares                $ xx     $ xx      $ xx       $ xx
C Shares                $ xx     $ xx      $ xx       $ xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

TAX SENSITIVE GROWTH STOCK FUND



          36  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital growth with nominal dividend income
INVESTMENT FOCUS                             U.S. common stocks of growth companies
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies that have above-average
                                             growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions
INVESTOR PROFILE                             Investors who want to increase the value of their investment while minimizing taxable capital gains distributions

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Tax Sensitive Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. The Tax Sensitive Growth Stock Fund primarily invests in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.


The Adviser manages the Fund using tax management strategies in an attempt to minimize the impact of capital gains taxes on investment returns. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 TAX SENSITIVE GROWTH STOCK FUND



                                                                  PROSPECTUS  37

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. C Shares and A Shares were offered beginning on December 15, 1998 and September 30, 2003, respectively. Performance between December 11, 1998 and December 15, 1998 with respect to the C Shares and between December 11, 1998 and September 30, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect C Share or A Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)



1996                     21.04%

1997                     28.76%

1998                     31.73%

1999                     23.52%

2000                    -13.06%

2001                    -19.08%

2002                    -22.83%

2003                     19.82%

2004



      BEST QUARTER               WORST QUARTER



           XX%                        XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.



                                            SINCE        SINCE
                                          INCEPTION    INCEPTION
                                            OF THE       OF THE
                                          REGISTERED   COLLECTIVE
                                            MUTUAL     INVESTMENT
A SHARES               1 YEAR   5 YEARS     FUND*        FUND**
Fund Returns Before
Taxes                     xx%      xx%         xx%         xx%
S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%         xx%         xx%



 * Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).


** Since inception of the collective investment fund on December 31, 1995.

TAX SENSITIVE GROWTH STOCK FUND



          38  PROSPECTUS


                                            SINCE        SINCE
                                          INCEPTION    INCEPTION
                                            OF THE       OF THE
                                          REGISTERED   COLLECTIVE
                                            MUTUAL     INVESTMENT
C SHARES+              1 YEAR   5 YEARS     FUND*        FUND**
Fund Returns Before
Taxes                     xx%      xx%         xx%         xx%
Fund Returns After
Taxes on
Distributions             xx%      xx%         xx%         xx+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares       xx%      xx%         xx%         xx+
S&P 500(R) Index
(reflects no
deduction for fees,
expenses or taxes)        xx%      xx%         xx%         xx%



 + Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


 * Since inception of the T Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).
** Since inception of the collective investment fund on December 31, 1995.

 + It is not possible to reflect the impact of taxes on the collective investment fund's performance.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

                                                 TAX SENSITIVE GROWTH STOCK FUND



                                                                  PROSPECTUS  39

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



 ** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Tax Sensitive Growth Stock Fund - A Shares    x.xx%
Tax Sensitive Growth Stock Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

VALUE INCOME STOCK FUND



          40  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY


INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. L Shares were offered beginning on June 1, 1995. Performance between February 12, 1993 and June 1, 1995 is that of T Shares of the Fund, and has not been adjusted to reflect L Share expenses. If it had been, performance would have been lower.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.


(BAR CHART)


1994                      2.87%

1995                     35.50%

1996                     19.06%

1997                     26.57%

1998                     10.16%

1999                     -3.31%

2000                     10.38%

2001                     -1.33%

2002                    -15.85%

2003                     23.26%

2004
    BEST QUARTER        WORST
                        QUARTER
         XX%             XX%
     (XX/XX/XX)         (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was xx%.

                                                         VALUE INCOME STOCK FUND



                                                                  PROSPECTUS  41

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                   1 YEAR   5 YEARS    10 YEARS
Fund Returns
Before Taxes                  xx%      xx%         xx%

Fund Returns After Taxes
on Distributions              xx%      xx%         xx%

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                xx%      xx%         xx%

S&P 500(R)/BARRA Value
Index (reflects no
deduction for fees,
expenses
or taxes)                     xx%      xx%         xx%



C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*
Fund Returns
Before Taxes              xx%      xx%            xx%

S&P 500(R)/BARRA
Value Index (reflects
no deduction for
fees, expenses or
taxes)                    xx%      xx%            xx%



 + Prior to July 31, 2005, the Fund offered L Shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.



 * Since inception of the L Shares on June 1, 1995.



(LINE GRAPH ICON)

          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

VALUE INCOME STOCK FUND



          42  PROSPECTUS

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

(COIN ICON)
             FUND FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           5.75%         None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    None          2.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."


*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%+        x.xx%
Other Expenses                                                x.xx%         x.xx%
                                                              ------------  -------------------
Total Annual Operating Expenses**                             x.xx%         x.xx%
                                                              ------------  -------------------



  * Adjusted to reflect current fees.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



 ** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Value Income Stock Fund - A Shares    x.xx%
Value Income Stock Fund - C Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $ xx      $ xx      $   xx      $   xx
C Shares                $ xx      $ xx      $   xx      $   xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  43

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Balanced Fund

The market value of fixed income investments changes in response to interest rate changes and other factors.

MORE INFORMATION ABOUT FUND INVESTMENTS



          44  PROSPECTUS

During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS


Aggressive Growth Stock Fund


Balanced Fund


Emerging Growth Stock Fund

Growth and Income Fund
International Equity Fund
International Equity Index Fund

Mid-Cap Equity Fund


Mid-Cap Value Equity Fund


Small Cap Growth Stock Fund


Small Cap Value Equity Fund


Tax Sensitive Growth Stock Fund


Value Income Stock Fund


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

International Equity Index Fund

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

                                                           INVESTMENT SUBADVISER



                                                                  PROSPECTUS  45


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policies and procedures with respect to the circumstances under which a Fund discloses its portfolio securities is available in the Statement of Additional Information.



(MAGNIFIYING GLASS ICON)

                INVESTMENT ADVISER


                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $xx billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees (after waivers) of:



  Aggressive Growth Stock Fund                 xx%



  Balanced Fund                                xx%



  Capital Appreciation Fund                    xx%



  Emerging Growth Stock Fund                   xx%



  Growth and Income Fund                       xx%



  Information and Technology Fund              xx%



  International Equity Fund                    xx%



  International Equity Index Fund              xx%



  Mid-Cap Equity Fund                          xx%



  Mid-Cap Value Equity Fund                    xx%



  Small Cap Growth Stock Fund                  xx%



  Small Cap Value Equity Fund                  xx%



  Strategic Quantitative Equity Fund           xx%



  Tax Sensitive Growth Stock Fund              xx%



  Value Income Stock Fund                      xx%





Except for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

INVESTMENT SUBADVISER


Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the subadviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2005, the Subadviser had approximately $xx billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Funds daily net assets.


PORTFOLIO MANAGERS


The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 1996. He has managed

PORTFOLIO MANAGERS



          46  PROSPECTUS


the INTERNATIONAL EQUITY INDEX FUND since February 1999 and the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 11 years of investment experience.



Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in January 1997. He has more than 20 years of investment experience.



Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000, after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the STRATEGIC QUANTITATIVE EQUITY FUND since it began operating in August 2003. He has more than 12 years of investment experience.



Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception in February 2004. Ms. de Boutray has more than 22 years of investment experience.



Mr. Mark D. Garfinkel, CFA, has served as a Managing Director of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 18 years of investment experience.



Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 21 years of investment experience.



Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the BALANCED FUND (EQUITY PORTION ONLY) since June 2000. Mr. Rhodes has also managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 32 years of investment experience.



Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 23 years of investment experience.



Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY) since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix from January 1993 to May 2004. He has more than 24 years of investment experience.



Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the TAX SENSITIVE GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 32 years of investment experience.



Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY), since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group form February 1996 to July 1999. He has more than 19 years of investment experience.



Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 10 years of investment experience.



Mr. Don Wordell, CFA, has served as a Portfolio Manager since joining Trusco in 1996. In addition,

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  47


Mr. Wordell is a member of the Association for Investment Management & Research
(AIMR) and the Orlando Society of Financial Analysts. He has managed the MID-CAP VALUE EQUITY FUND since December 2003, after co-managing it since it began operating in November 2001. He has more than 9 years of investment experience.



Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 23 years of investment experience.



The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds.


HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

- Mail*

- Telephone (1-800-874-4770)

- Wire

- Automated Clearing House (ACH)


* The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency, as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.



Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors.



You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.



[If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.]


A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO FINANCIAL INSTITUTIONS OR INTERMEDIARIES AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          48  PROSPECTUS


HOW THE FUNDS CALCULATE NAV



In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



Although the Funds, except the International Equity Fund and the International Equity Index Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.


MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:


CLASS                           DOLLAR AMOUNT
A Shares               $2,000
C Shares               $5,000 ($2,000 for IRA or other
                       tax qualified accounts)



Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A Shares of that Fund.


Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.


SYSTEMATIC INVESTMENT PLAN



If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  49


that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.


(DOLLAR ICON)
                   SALES CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:


                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $100,000            5.75%                  3.90%
$100,000 but less than
$250,000                      3.75%                  3.36%
$250,000 but less than
$1,000,000                    2.50%                  2.56%
$1,000,000 and over            None                   None


* The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          50  PROSPECTUS

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;


- [through an asset allocation account managed by an affiliate of the Adviser;


- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");


- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;



- [by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with the Adviser;]



- [by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed]; or


- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES


RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.



The funds will combine the value of your current purchases with the current market value of any shares previously purchased for



- your individual account(s),



- your spouse's account(s),



- joint account(s) with your spouse,



- your minor children's trust or custodial accounts.



A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.



LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges -- A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases, you may

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  51


include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.



You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).



COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.



You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.



CONTINGENT DEFERRED SALES CHARGES (CDSC) -- C SHARES



You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to exchanges of C Shares of one Fund for C Shares of another Fund.



WAIVER OF CDSC



The CDSC will be waived if you sell your C Shares for the following reasons:



Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)



- You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;



- You die or become disabled after the account is opened;



- Redemption must be made within 1 year of such death/disability;



- The Fund must be notified in writing of such death/disability at time of redemption request;



- The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).



- Shares purchased through dividend and capital gains reinvestment.



- Participation in the Systematic Withdrawal Plan described below:



  Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;



- If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;



- To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.



- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          52  PROSPECTUS


  Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).



- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.



- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.



To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.


OFFERING PRICE OF FUND SHARES


The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of C Shares is simply the next calculated NAV.


HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund.



A signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:



- over $25,000;



- made payable to someone other than the registered shareholder; or



- sent to an address or bank account other than the address or bank account of record, or an address or bank account of record that has been changed within the last 10 business days.



The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of C Shares, any applicable CDSC.



REDEMPTION FEE



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days (60 days in the case of the International Equity Fund and the International Equity Index Fund) or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check [or, if you have a checking or savings account with a bank, electronically transferred to your account.] Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."


RECEIVING YOUR MONEY


Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a [$7.00] fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  53

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:


CLASS                  DOLLAR AMOUNT
A Shares               $2,000
                       $5,000 ($2,000 for IRA
C Shares               accounts)


But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES


You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.



A Class Shares acquired via purchase or exchange of either the International Equity Fund or the International Equity Index Fund may not be exchanged for shares of any other STI Classic Fund within thirty (30) days of purchase or exchange into the Fund. Of course, you may redeem your shares of any STI Classic Fund at any time subject to any applicable redemption fee.



The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.



IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.


EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange requests.


A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days (60 days in the case of the International Equity Fund and the International Equity Index Fund) or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


A SHARES


You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.



The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.



C SHARES



You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange C Shares of any STI Classic Fund for C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          54  PROSPECTUS


applicable CDSC for the shares you are selling. Similarly, if you exchange C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for C Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.


TELEPHONE TRANSACTIONS


Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 business days.



MARKET TIMING POLICIES AND PROCEDURES



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  55


intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) 7 days or less (60 days or less for the International Equity Fund and the International Equity Index Fund) after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.


DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          56  PROSPECTUS

payments, as well as other distribution related services provided by the distributor.

Maximum distribution fees, as a percentage of average daily net assets are as follows:

FOR A SHARES:


  Aggressive Growth Stock Fund                 xx%



  Balanced Fund                                xx%



  Capital Appreciation Fund                    xx%



  Emerging Growth Stock Fund                   xx%



  Growth and Income Fund                       xx%



  Information and Technology Fund              xx%



  International Equity Fund                    xx%



  International Equity Index Fund              xx%



  Mid-Cap Equity Fund                          xx%



  Mid-Cap Value Equity Fund                    xx%



  Small Cap Growth Stock Fund                  xx%



  Small Cap Value Equity Fund                  xx%



  Strategic Quantitative Equity Fund           xx%



  Tax Sensitive Growth Stock Fund              xx%



  Value Income Stock Fund                      xx%






For C Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.


The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                PROSPECTUS  57

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

  QUARTERLY

  Aggressive Growth Stock Fund
  Balanced Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  Information and Technology Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Tax Sensitive Growth Stock Fund
  Value Income Stock Fund

  ANNUALLY

  International Equity Fund
  International Equity Index Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



          58  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003 and 2004 and March 31, 2005 has been audited by [to be provided by amendment.] The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970.] The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.



For a Share Outstanding Throughout the Periods


                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)     TOTAL FROM
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS     OPERATIONS
                                     ---------       -------------    --------------     ----------
AGGRESSIVE GROWTH STOCK FUND
  A Shares
    2005........................       $                 $                $                $
    2004(2).....................
  C Shares
    2005........................       $                 $                $                $
    2004(2).....................

BALANCED FUND
  A Shares
    2005........................       $                 $                $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $                $
    2004........................
    2003........................
    2002........................
    2001........................

CAPITAL APPRECIATION FUND
  A Shares
    2005........................       $                 $                $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $                $
    2004........................
    2003........................
    2002........................
    2001........................


                                      DIVIDENDS       DISTRIBUTIONS
                                      FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                  INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                  -----------------   -------------    -----------------
AGGRESSIVE GROWTH STOCK FUND
  A Shares
    2005........................       $                  $                  $
    2004(2).....................
  C Shares
    2005........................       $                  $                  $
    2004(2).....................
BALANCED FUND
  A Shares
    2005........................       $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
CAPITAL APPRECIATION FUND
  A Shares
    2005........................       $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  59


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                $                        %            $                          %
                $                        %            $                          %

                $                        %            $                          %
                $                        %            $                          %

                $                        %            $                          %
                $                        %            $                          %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %

FINANCIAL HIGHLIGHTS



          60  PROSPECTUS

For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS
                                     ---------       -------------    --------------
EMERGING GROWTH STOCK FUND
  A Shares
    2005........................       $                 $                $
    2004(2).....................
  C Shares
    2005........................       $                 $                $
    2004(3).....................

GROWTH AND INCOME FUND
  A Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

INFORMATION AND TECHNOLOGY FUND
  A Shares
    2005........................       $                 $                $
    2004(4).....................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

INTERNATIONAL EQUITY FUND
  A Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
EMERGING GROWTH STOCK FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004(2).....................
  C Shares
    2005........................      $                 $                  $                  $
    2004(3).....................
GROWTH AND INCOME FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
INFORMATION AND TECHNOLOGY FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004(4).....................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
INTERNATIONAL EQUITY FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  61


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $                        %             $                         %
                $                        %             $                         %

                $                        %             $                         %
                $                        %             $                         %

                $                        %             $                         %
                $                        %             $                         %

                $                        %             $                         %
                $                        %             $                         %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                       %                   %                 %
                       %                   %                 %
                       %                   %                 %
                       %                   %                 %
                       %                   %                 %
                       %                   %                 %
                       %                   %                 %
                       %                   %                 %

FINANCIAL HIGHLIGHTS



          62  PROSPECTUS

For the Years Ended May 31,
For a Share Outstanding Throughout the Periods

                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS
                                     ---------       -------------    --------------
INTERNATIONAL EQUITY INDEX FUND
  A Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

MID-CAP EQUITY FUND
  A Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

MID-CAP VALUE EQUITY FUND
  A Shares
    2005........................       $                 $                $
    2004(4).....................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002(2).....................

SMALL CAP GROWTH STOCK FUND
  A Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
INTERNATIONAL EQUITY INDEX FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
MID-CAP EQUITY FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
MID-CAP VALUE EQUITY FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004(4).....................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002(2).....................
SMALL CAP GROWTH STOCK FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  63


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $                        %             $                         %
                $                        %             $                         %

                $                        %             $                         %
                $                        %             $                         %

                $                        %             $                         %
                $                        %             $                         %

                $                        %             $                         %
                $                        %             $                         %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                       %                  %                  %
                       %                  %                  %
                       %                  %                  %
                       %                  %                  %
                       %                  %                  %
                       %                  %                  %
                       %                  %                  %
                       %                  %                  %

FINANCIAL HIGHLIGHTS



          64  PROSPECTUS

For the Years Ended May 31,
For a Share Outstanding Throughout the Periods

                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS
                                     ---------       -------------    --------------
SMALL CAP VALUE EQUITY FUND
  A Shares
    2005........................       $                 $                $
    2004(2).....................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

STRATEGIC QUANTITATIVE EQUITY
  FUND
  A Shares
    2005........................       $                 $                $
    2004(3).....................
  C Shares
    2005........................       $                 $                $
    2004(4).....................

TAX SENSITIVE GROWTH STOCK FUND
  A Shares
    2005........................       $                 $                $
    2004(5).....................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................

VALUE INCOME STOCK FUND
  A Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................       $                 $                $
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
SMALL CAP VALUE EQUITY FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004(2).....................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
STRATEGIC QUANTITATIVE EQUITY
  FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004(3).....................
  C Shares
    2005........................      $                 $                  $                  $
    2004(4).....................
TAX SENSITIVE GROWTH STOCK FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004(5).....................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
VALUE INCOME STOCK FUND
  A Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................
  C Shares
    2005........................      $                 $                  $                  $
    2004........................
    2003........................
    2002........................
    2001........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  65


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------
                $                        %            $                          %
                $                        %            $                          %

                $                        %            $                          %
                $                        %            $                          %

                $                        %            $                          %
                $                        %            $                          %

                $                        %            $                          %
                $                        %            $                          %

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %
                       %                   %                %

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW


Washington, DC 20004


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The STI Classic Funds' Investment Company Act registration number is 811-06557.

(COVER GRAPHIC)

STI CLASSIC FUNDS
FOR PARTICIPANTS OF SUNTRUST BANKS
SPONSORED RETIREMENT PLANS

PROSPECTUS

     AUGUST 1, 2005

AGGRESSIVE GROWTH STOCK FUND
BALANCED FUND
CAPITAL APPRECIATION FUND
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
EMERGING GROWTH STOCK FUND
GROWTH AND INCOME FUND
HIGH INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND
INVESTMENT GRADE BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
MID-CAP EQUITY FUND
MID-CAP VALUE EQUITY FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
STRATEGIC INCOME FUND
STRATEGIC QUANTITATIVE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
U.S. GOVERNMENT SECURITIES FUND
VALUE INCOME STOCK FUND
PRIME QUALITY MONEY MARKET FUND
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

     INVESTMENT ADVISER:
     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Adviser")

     INVESTMENT SUBADVISER:
     (Aggressive Growth Stock Fund and
     Emerging Growth Stock Fund)
     ZEVENBERGEN CAPITAL INVESTMENTS LLC
     (the "Subadviser")

     -----------------
     STI CLASSIC FUNDS
     -----------------


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares (formerly, T Shares) of each Fund (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


        AGGRESSIVE GROWTH STOCK FUND

        BALANCED FUND

        CAPITAL APPRECIATION FUND

        CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

        CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

        CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

        EMERGING GROWTH STOCK FUND

        GROWTH AND INCOME FUND

        HIGH INCOME FUND

        INTERNATIONAL EQUITY FUND

        INTERNATIONAL EQUITY INDEX FUND

        INVESTMENT GRADE BOND FUND

        LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

        MID-CAP EQUITY FUND

        MID-CAP VALUE EQUITY FUND

        SHORT-TERM BOND FUND

        SHORT-TERM U.S. TREASURY SECURITIES FUND

        SMALL CAP GROWTH STOCK FUND

        SMALL CAP VALUE EQUITY FUND

        STRATEGIC INCOME FUND

        STRATEGIC QUANTITATIVE EQUITY FUND

        TAX SENSITIVE GROWTH STOCK FUND

        U.S. GOVERNMENT SECURITIES FUND

        VALUE INCOME STOCK FUND

        PRIME QUALITY MONEY MARKET FUND

        U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

        U.S. TREASURY MONEY MARKET FUND

        LIFE VISION AGGRESSIVE GROWTH FUND

        LIFE VISION CONSERVATIVE FUND

        LIFE VISION GROWTH AND INCOME FUND

        LIFE VISION MODERATE GROWTH FUND

        MORE INFORMATION ABOUT RISK

        MORE INFORMATION ABOUT FUND INVESTMENTS

        INFORMATION ABOUT PORTFOLIO HOLDINGS

        INVESTMENT ADVISER

        INVESTMENT SUBADVISER

        PORTFOLIO MANAGERS

        PURCHASING AND SELLING FUND SHARES

        DIVIDENDS AND DISTRIBUTIONS

        TAXES

        FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK

COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)


(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING AND SELLING FUND SHARES
  SHAKE
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                              CLASS     INCEPTION*   TICKER  CUSIP
-----------------------------------------------------------------------------------------------

EQUITY FUNDS

Aggressive Growth Stock Fund                           I Shares    2/23/04    SCATX   784767188

Balanced Fund                                          I Shares     1/3/94    SBATX   784766735

Capital Appreciation Fund                              I Shares     7/1/92    STCAX   784766867

Emerging Growth Stock Fund                             I Shares    2/27/04    SEGTX   784767238

Growth and Income Fund                                 I Shares    9/26/92    CRVAX   784766198

International Equity Fund                              I Shares    12/1/95    STITX   784766388

International Equity Index Fund                        I Shares     6/6/94    SIEIX   784766594

Mid-Cap Equity Fund                                    I Shares     2/2/94    SAGTX   784766750

Mid-Cap Value Equity Fund                              I Shares   11/30/01    SMVTX   784767725

Small Cap Growth Stock Fund                            I Shares    10/8/98    SSCTX   784766263

Small Cap Value Equity Fund                            I Shares    1/31/97    SCETX   784766370

Strategic Quantitative Equity Fund                     I Shares     8/7/03    SQETX   784767527

Tax Sensitive Growth Stock Fund                        I Shares   12/11/98    STTAX   784766230

Value Income Stock Fund                                I Shares   10/31/89    STVTX   784766834
-----------------------------------------------------------------------------------------------
FIXED INCOME FUNDS

Classic Institutional High Quality Bond Fund           I Shares   11/13/03    SHQTX   784767477

Classic Institutional Super Short Income Plus
  Fund                                                 I Shares    10/3/02    STSSX   784767584

Classic Institutional Total Return Bond Fund           I Shares    1/14/04    STBTX   784767469

High Income Fund                                       I Shares    10/3/01    STHTX   784767766

Investment Grade Bond Fund                             I Shares    7/16/92    STIGX   784766701

Limited-Term Federal Mortgage Securities Fund          I Shares     6/6/94    SLMTX   784766628

Short-Term Bond Fund                                   I Shares    3/15/93    SSBTX   784766826

Short-Term U.S. Treasury Securities Fund               I Shares    3/15/93    SUSTX   784766792

Strategic Income Fund                                  I Shares   11/30/01    STICX   784767691

U.S. Government Securities Fund                        I Shares     8/1/94    SUGTX   784766644

MONEY MARKET FUNDS

Prime Quality Money Market Fund                        I Shares     6/8/92    SQTXX   784766107

U.S. Government Securities Money Market Fund           I Shares     6/8/92    STUXX   784766305

U.S. Treasury Money Market Fund                        I Shares    2/18/87    CUSXX   784767402

LIFE VISION FUNDS

Life Vision Aggressive Growth Fund                     I Shares    6/30/97    CVMGX   784767881

Life Vision Conservative Fund                          I Shares   10/01/03    SCCTX   784767485

Life Vision Growth and Income Fund                     I Shares    6/30/97    CLVGX   784767873

Life Vision Moderate Growth Fund                       I Shares    6/30/97    CLVBX   784767865
-----------------------------------------------------------------------------------------------


 * The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

AGGRESSIVE GROWTH STOCK FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

----------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                              Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Common stocks of U.S. multi-cap growth companies
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with favorable prospects for future revenue, earnings, and/or cash flow
                                             growth
----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns
----------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of domestic companies and listed American Depositary Receipts
(ADRs). The Aggressive Growth Stock Fund invests primarily in common stocks of U.S. companies of all sizes that exhibit strong growth characteristics. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The Aggressive Growth Stock Fund commenced operations on February 23, 2004, and therefore, does not have performance history for a full calendar year.

                                                    AGGRESSIVE GROWTH STOCK FUND



                                                                   PROSPECTUS  3

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      1.25%
Other Expenses*                                               x.xx%
                                                              --------
                                                              x.xx%
Total Annual Operating Expenses**



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Aggressive Growth Stock Fund - I Shares    1.22%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $xxx        $xxx         $xxx          $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

BALANCED FUND



           4  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS

  PRIMARY                                    U.S. common stocks

  SECONDARY                                  Bonds
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with a history of earnings
                                             growth and bonds with minimal risk
------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value
------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations, investment grade corporate bonds and listed American Depositary Receipts (ADRs). In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of

                                                                   BALANCED FUND



                                                                PROSPECTUS  5


the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1995                    25.51%

1996                    12.13%

1997                    21.14%

1998                    19.55%

1999                     4.66%

2000                     4.79%

2001                     0.23%

2002                    -8.53%

2003                    10.05%

2004



      BEST QUARTER               WORST QUARTER



         XX.XX%                     -X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of a Hybrid 60/40 Blend of the S&P 500 (R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                  1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------
Balanced Fund              xx.xx%    x.xx%      x.xx%
-------------------------------------------------------
Hybrid 60/40 Blend of
the Following Market
Benchmarks                 xx.xx%    x.xx%      x.xx%
-------------------------------------------------------
  S&P 500(R) Index         xx.xx%   -x.xx%     xx.xx%
-------------------------------------------------------
  Lehman Brothers U.S.
  Government/ Credit
  Index                     x.xx%    x.xx%      x.xx%
-------------------------------------------------------


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government,

Treasury and agency securities, as well as high grade corporate bonds.

BALANCED FUND



           6  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      0.95%
Other Expenses*                                               x.xx%
                                                              --------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Balanced Fund - I Shares    0.99%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  7

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The mid size capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                     31.15%

1996                     20.31%

1997                     31.13%

1998                     28.06%

1999                      9.71%

2000                      1.62%

2001                     -6.49%

2002                    -21.98%

2003                     18.52%

2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     -XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

CAPITAL APPRECIATION FUND



           8  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                  1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------

Capital Appreciation
Fund                       xx.xx%   -x.xx%      x.xx%
------------------------------------------------------
S&P 500(R) Index           xx.xx%   -x.xx%     xx.xx%
------------------------------------------------------


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      1.15%

Other Expenses*                                               x.xx%
                                                              --------

Total Annual Operating Expenses                               x.xx%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



                                                                   PROSPECTUS  9

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation
----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             High quality fixed income securities
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify intermediate duration securities that offer solid return potential and yield
----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility
----------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Fund invests in debt securities of U.S. and non-U.S. issuers. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



          10  PROSPECTUS


investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Fund's I Shares for the last year.*


(BAR CHART)


2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the [benchmark to be provided by amendment]. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



                                                                PROSPECTUS  11


                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
------------------------------------------------------
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
------------------------------------------------------
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
------------------------------------------------------
[Benchmark to be provided by
amendment]                        xx.xx%     xx.xx%
------------------------------------------------------



* Since inception of the I Shares on 11/13/03. Benchmark return since [10/31/03] (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Definition of benchmark to be provided by amendment].

                                    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND



                                                                  PROSPECTUS  11

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%




 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional High Quality Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



          12  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income consistent with preserving capital and maintaining liquidity
-------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short duration investment grade money market and fixed
                                             income securities
-------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
-------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify short duration securities that offer a comparably better return potential and yield than money
                                             market funds
-------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors seeking to maximize income consistent with limited share price volatility
-------------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


The Fund is also subject to the risk that short-term U.S. government debt securities may under perform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.

                              CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  13

Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows the performance of the Fund's I Shares from year to year.*


(BAR CHART)


2004



      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



          14  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 6-Month Treasury Bill Index, the iMoneyNet First Tier Institutional Average and Lipper Ultra-Short Obligation Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
-------------------------------------------------------------
Classic Institutional Super
Short Income Plus Fund            x.xx%      x.xx%
-------------------------------------------------------------
Citigroup 6-Month Treasury Bill
Index                             x.xx%      x.xx%
-------------------------------------------------------------
iMoneyNet First Tier
Institutional Average             x.xx%      x.xx%
-------------------------------------------------------------
Lipper Ultra-Short Obligation
Funds Average                     x.xx%      x.xx%
-------------------------------------------------------------



* Since inception of the I Shares on October 3, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. The iMoneyNet, Inc. First Tier Institutional Average is a widely recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies. The Lipper Ultra Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

                              CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND



                                                                  PROSPECTUS  15

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional Super Short Income Plus Fund - I
  Shares                                                        x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xx      $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



          16  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Current income and price appreciation
----------------------------------------------------------------------------------------------------------

INVESTMENT FOCUS                             Government, corporate, and mortgage-backed securities, plus other opportunistic investments
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to recognize relative value in fixed income markets
----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors seeking diversification and attractive total
                                             returns in the fixed income market
----------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Classic Institutional Total Return Bond Fund invests at least 80% of its net assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. The Fund invests in debt securities of U.S. and non-U.S. issuers. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even

                                    CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



                                                                  PROSPECTUS  17

greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Fund's I Shares for the last year.*


(BAR CHART)


2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers Aggregate Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



          18  PROSPECTUS


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
--------------------------------------------------------
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
--------------------------------------------------------
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
--------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
--------------------------------------------------------
Lehman Brothers Aggregate Bond
Index                             xx.xx%     xx.xx%
--------------------------------------------------------



* Since inception of the I Shares on [        ]. Benchmark return since
  [        ] (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities.

                                    CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND



                                                                  PROSPECTUS  19

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Classic Institutional Total Return Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xx      $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

EMERGING GROWTH STOCK FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Common stocks of U.S. small- and mid-cap growth companies
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of small-and
                                             mid-capitalization companies with favorable prospects for
                                             future revenue, earnings, and/or cash flow growth
INVESTOR PROFILE                             Investors who want to increase the value of their
                                             investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies and listed American Depositary Receipts
(ADRs). The Emerging Growth Stock Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion that exhibit strong growth characteristics. In selecting investments for the Fund, the Subadviser emphasizes companies that have a market capitalization of $5 billion or less. Using a "bottom-up" approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments in various equity market sectors. In addition, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The Emerging Growth Stock Fund commenced operations on February 23, 2004, and therefore does not have performance history for a full calendar year.

                                                      EMERGING GROWTH STOCK FUND



                                                                  PROSPECTUS  21

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      1.25%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Emerging Growth Stock Fund -- I Shares                                 1.22%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $xxx        $xxx         $xxx          $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

GROWTH AND INCOME FUND



          22  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Long-term capital appreciation

  SECONDARY                                  Current income

----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Equity securities

----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with market
                                             capitalizations of at least $1.5 billion with attractive
                                             valuation and/or above average earnings potential relative either to their sectors or the market as a whole

----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole
----------------------------------------------------------------------------------------------------------


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts "ADRs" of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                          GROWTH AND INCOME FUND



                                                                  PROSPECTUS  23

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)




1995                     29.38%


1996                     19.06%


1997                     27.69%


1998                     18.20%


1999                     14.17%


2000                      1.43%


2001                     -6.60%


2002                    -19.64%


2003                     28.14%


2004



      BEST QUARTER               WORST QUARTER



         XX.XX%                     -XX.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500 (R)/BARRA Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                   1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------
--------------------------------------------------------
Growth and Income Fund     xx.xx%    x.xx%      x.xx%
--------------------------------------------------------
S&P 500(R)/BARRA Value
Index                      xx.xx%    x.xx%     xx.xx%
--------------------------------------------------------
S&P 500 (R) Index            xxx      xxx        xxx
--------------------------------------------------------


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

GROWTH AND INCOME FUND



          24  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      0.90%

Other Expenses*                                               x.xx%
                                                              -----

Total Annual Operating Expenses                               x.xx%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                HIGH INCOME FUND



                                                                  PROSPECTUS  25

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    High current income

  SECONDARY                                  Total return

----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High

----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify lower-rated securities offering high
                                             current income of issuers generating adequate cash flow to meet their obligations

----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments
----------------------------------------------------------------------------------------------------------


(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing securities of
U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.



Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.



The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality

HIGH INCOME FUND



          26  PROSPECTUS


investments. A security whose credit rating has been lowered may be particularly difficult to sell.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



2002                                         -3.33%

2003                                         25.81%

2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
--------------------------------------------------------

High Income Fund                   x.xx%      x.xx%
--------------------------------------------------------
Lehman Brothers U.S. Corporate
High Yield Bond Index              x.xx%      x.xx%
--------------------------------------------------------




* Since inception of the I Shares on October 3, 2001. Benchmark returns since September 30, 2001 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

                                                                HIGH INCOME FUND



                                                                  PROSPECTUS  27

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                            x.xx%
Other Expenses                                                       x.xx%
                                                                     -----
Total Annual Operating Expenses**                                    x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



High Income Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY FUND



          28  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Foreign common stocks
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth
----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks
----------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       INTERNATIONAL EQUITY FUND



                                                                PROSPECTUS  29

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 1, 1995. Performance prior to December 1, 1995 is that of the Adviser's similarly managed collective investment fund, which began operations on January 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1996                     22.08%
1997                     13.35%
1998                     11.22%
1999                      9.47%
2000                     -3.46%
2001                    -17.71%
2002                    -17.02%
2003                     36.86%
2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     -XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI (R) EAFE (R)) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                                              SINCE
I SHARES                 1 YEAR   5 YEARS   INCEPTION*
--------------------------------------------------------

International Equity
Fund                     xx.xx%   -x.xx%       x.xx%
--------------------------------------------------------

MSCI(R) EAFE(R) Index    xx.xx%   -x.xx%       x.xx%
--------------------------------------------------------



* Since inception of the collective investment fund on January 31, 1995.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

INTERNATIONAL EQUITY FUND



          30  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within sixty days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      1.25%

Other Expenses*                                               x.xx%
                                                              -----

Total Annual Operating Expenses                               x.xx%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  31

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Investment results that correspond to the performance of the
                                             MSCI(R) EAFE(R)-GDP Weighted Index
----------------------------------------------------------------------------------------------------------

INVESTMENT FOCUS                             Foreign equity securities in the MSCI(R) EAFE(R)-GDP
                                             Weighted Index

----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Statistical analysis to track the MSCI(R) EAFE(R)-GDP
                                             Weighted Index

----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Aggressive investors who want exposure to foreign markets
                                             and are willing to accept the increased risks of foreign
                                             investing for the possibility of higher returns
----------------------------------------------------------------------------------------------------------


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

INTERNATIONAL EQUITY INDEX FUND



          32  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*



(BAR CHART)


1995                    10.73%

1996                     6.04%

1997                     8.99%

1998                    30.02%

1999                    30.66%

2000                   -17.06%

2001                   -23.47%

2002                   -16.52%

2003                    40.54%

2004



      BEST QUARTER               WORST QUARTER



         XX.XX%                     -XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia and Far East - Gross Domestic Product (MSCI (R)
EAFE (R)-GDP) Weighted Index.



I SHARES                 1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------

International Equity
Index Fund                 x.xx%   -x.xx%      x.xx%
--------------------------------------------------------

MSCI(R) EAFE(R)-GDP
Weighted Index             x.xx%   -x.xx%      x.xx%
--------------------------------------------------------






(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

                                                 INTERNATIONAL EQUITY INDEX FUND



                                                                  PROSPECTUS  33

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within sixty days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      0.90%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


International Equity Index Fund - I Shares       0.98%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INVESTMENT GRADE BOND FUND



          34  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities of U.S. and non-U.S. issuers. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  35


currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPS"). These securities can exhibit price movements impacted not only by changing interest rated but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)




1995                    17.80%


1996                     2.34%


1997                     9.08%


1998                     9.19%


1999                    -1.53%


2000                     6.57%


2001                     9.06%


2002                     7.42%


2003                     3.70%


2004




      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------
Investment Grade Bond Fund   x.xx%     x.xx%     x.xx%
-------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index      x.xx%     x.xx%     x.xx%
-------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Bond Index         x.xx%     x.xx%     x.xx%
-------------------------------------------------------------
Lipper Intermediate
Investment-Grade Debt Funds
Objective                    x.xx%     x.xx%     x.xx%
-------------------------------------------------------------


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

INVESTMENT GRADE BOND FUND



          36  PROSPECTUS


(COIN ICON)
             FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                      x.xx %
Other Expenses                                                 x.xx %
                                                               -----
Total Annual Operating Expenses**                              x.xx %
                                                               -----



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Investment Grade Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                  PROSPECTUS  37

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Mortgage-backed securities
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that are less prone to
                                             prepayment risk
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors who want to receive income from their investment
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S.
government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



          38  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                    12.14%

1996                     4.53%

1997                     6.74%

1998                     6.90%

1999                     1.25%

2000                     8.60%

2001                     7.41%

2002                     7.50%

2003                     1.42%

2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Merrill Lynch 1-5 Year AAA U.S. Treasuries/ Agencies Index and the Merrill Lynch 1-5 Year U.S. Treasuries Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                   1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------
Limited-Term Federal
Mortgage Securities Fund   x.xx%     x.xx%      x.xx%
-------------------------------------------------------
Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index             x.xx%     x.xx%      x.xx%
-------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasuries Index      x.xx%     x.xx%      x.xx%
-------------------------------------------------------



(LINE GRAPH ICON)

          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with duration of 2.06 years and yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

                                   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND



                                                                PROSPECTUS  39

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              --------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Limited-Term Federal Mortgage Securities Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP EQUITY FUND



          40  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. mid-cap common stocks
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate to high
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity U.S. traded securities that have mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.



Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  41

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                     31.22%

1996                     15.42%

1997                     21.23%

1998                      6.48%

1999                     16.14%

2000                     -2.97%

2001                      2.38%

2002                    -28.78%

2003                     28.99%

2004






      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                   1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------
Mid-Cap Equity
Fund                        x.xx%    x.xx%     x.xx%
-------------------------------------------------------------
Russell Midcap(R) Index     x.xx%    x.xx%     x.xx%
-------------------------------------------------------------





(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

MID-CAP EQUITY FUND



          42  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees                                      1.15%

Other Expenses*                                               x.xx%
                                                              --------

Total Annual Operating Expenses                               x.xx%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                       MID-CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  43

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Capital appreciation

  SECONDARY                                  Current income
------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. mid-cap equity securities
------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued mid-cap securities
------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment
------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities with market capitalizations between approximately $1 billion and $12 billion. U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.



Additionally, all common stocks purchased for the Fund are required to pay a cash dividend.



In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

MID-CAP VALUE EQUITY FUND



          44  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



2002                    -21.26%

2003                     29.51%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap (R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                                            SINCE
I SHARES                         1 YEAR   INCEPTION*
-------------------------------------------------------
Mid-Cap Value Equity Fund         x.xx%      x.xx%
-------------------------------------------------------------
Russell Midcap(R) Value Index     x.xx%      x.xx%
-------------------------------------------------------------



* Since inception of the I Shares on November 30, 2001.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                       MID-CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  45

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      1.25%

Other Expenses*                                               x.xx%
                                                              --------

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Mid-Cap Value Equity Fund - I Shares    1.24%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $xxx      $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SHORT-TERM BOND FUND



          46  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities that offer a comparably
                                             better return than similar securities for a given level of credit risk
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short-
to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or

                                                            SHORT-TERM BOND FUND



                                                                  PROSPECTUS  47

prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                    11.77%

1996                     3.90%

1997                     6.78%

1998                     6.84%

1999                     0.92%

2000                     7.64%

2001                     7.54%

2002                     2.59%

2003                     2.53%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------
Short-Term Bond Fund         x.xx%     x.xx%     x.xx%
---------------------------------------------------------
Citigroup 1-3 Year
Government/Credit Index      x.xx%     x.xx%     x.xx%
---------------------------------------------------------


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Government/ Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade
(BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

SHORT-TERM BOND FUND



          48  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Short-Term Bond Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $xxx      $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                        SHORT-TERM U.S. TREASURY SECURITIES FUND



                                                                  PROSPECTUS  49

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
-------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Short-term U.S. Treasury securities
-------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low
-------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify Treasury securities with maturities
                                             that offer a comparably better return potential and yield
                                             than either shorter maturity or longer maturity securities for a given level of interest rate risk
-------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Income oriented investors who are willing to accept
                                             increased risk for the possibility of returns greater than money market investing

-------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)



1995                    8.58%


1996                    4.52%


1997                    5.86%


1998                    6.24%


1999                    2.71%


2000                    6.65%


2001                    6.55%


2002                    4.61%


2003                    1.37%


2004



      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was -x.xx%.

SHORT-TERM U.S. TREASURY SECURITIES FUND



          50  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Citigroup 1-3 Year Treasury Index and the Citigroup 6-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund              x.xx%     x.xx%     x.xx%
--------------------------------------------------------
Citigroup 1-3 Year Treasury
Index                        x.xx%     x.xx%     x.xx%
--------------------------------------------------------
Citigroup 6-Month Treasury
Bill Index                   x.xx%     x.xx%     x.xx%
--------------------------------------------------------


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Short-Term U.S. Treasury Securities Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $xxx      $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  51

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. small cap common stocks of growth companies
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Identifies small cap companies with above average growth
                                             potential
------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need current income
------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in equity U.S. traded securities with market capitalizations between $50 million and $3 billion in size. U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, the potential for capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.



The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.



For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP GROWTH STOCK FUND



          52  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's I Shares from year to year.*



(BAR CHART)

1999                     20.55%


2000                     11.76%


2001                     -0.82%


2002                    -22.71%


2003                     45.64%


2004



      BEST QUARTER               WORST QUARTER
          X.XX%                     -X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

                                                     SMALL CAP GROWTH STOCK FUND



                                                                  PROSPECTUS  53

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P Small Cap 600 (R)/BARRA Growth Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                                                SINCE
I SHARES                   1 YEAR   5 YEARS   INCEPTION*
--------------------------------------------------------
Small Cap Growth Stock
Fund                        x.xx%    x.xx%       x.xx%
--------------------------------------------------------
S&P Small Cap 600(R)/
BARRA Growth Index          x.xx%    x.xx%       x.xx%
--------------------------------------------------------



* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Small Cap Growth Stock Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

          54  PROSPECTUS

SMALL CAP VALUE EQUITY FUND

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Capital appreciation

  SECONDARY                                  Current income

------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. small cap equity securities
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment
------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  55

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.



This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


                                  (BAR CHART)



1995                     30.99%

1996                     34.25%

1997                     32.59%

1998                    -13.45%

1999                     -2.72%

2000                     17.96%

2001                     21.21%

2002                     -1.74%

2003                     37.05%

2004



      BEST QUARTER               WORST QUARTER



          X.XX%                     -X.XX%



       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell 2000 (R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                  1 YEAR    5 YEARS   10 YEARS*
--------------------------------------------------------
Small Cap Value Equity
Fund                        x.xx%    x.xx%      x.xx%
--------------------------------------------------------
Russell 2000(R) Value
Index                       x.xx%    x.xx%      x.xx%
--------------------------------------------------------



* Includes performance of the collective investment fund.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



          56  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Small Cap Value Equity Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  57

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Current income

  SECONDARY                                  Preservation of capital

----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             High yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers

----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income while reducing share price
                                             volatility through diversification across three major
                                             sectors of the fixed income market

----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who seek high current income with reduced risk of share price volatility

----------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. The Fund will maintain a minimum average credit quality rating of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. In selecting debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S.

STRATEGIC INCOME FUND



          58  PROSPECTUS

dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


2002                     3.58%

2003                    11.50%

2004                         %

      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



       (XX/XX/XX)                 (XX/XX/XX)


* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   SINCE INCEPTION*
--------------------------------------------------------
Strategic Income Fund         x.xx%         x.xx%
--------------------------------------------------------
Hybrid 34/33/33 Blend of
the Following Market
Benchmarks                    x.xx%         x.xx%
--------------------------------------------------------
  Merrill Lynch AAA U.S.
  Treasury/Agency Master
  Index                       x.xx%         x.xx%
--------------------------------------------------------



--------------------------------------------------------
I SHARES                     1 YEAR   SINCE INCEPTION*
--------------------------------------------------------
  Merrill Lynch U.S. High
  Yield Master II Index       x.xx%         x.xx%

--------------------------------------------------------
  Merrill Lynch Global
  Government Bond II ex
  U.S. Index                  x.xx%         x.xx%
--------------------------------------------------------



* Since inception of the I Shares on November 30, 2001.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. Government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch

                                                           STRATEGIC INCOME FUND



                                                                  PROSPECTUS  59

Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              I SHARES

Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Strategic Income Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx      $  xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

STRATEGIC QUANTITATIVE EQUITY FUND



          60  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks of companies with positive earnings
                                             characteristics purchased at reasonable value

------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High

------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with superior
                                             earnings/valuation cycle characteristics within specific
                                             market sectors

------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to increase the value of their investment and are willing to accept more volatility for the
                                             possibility of higher returns
------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Strategic Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.


The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, the potential for capital gains tax liabilities, and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small to mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                              STRATEGIC QUANTITATIVE EQUITY FUND



                                                                PROSPECTUS  61

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Fund's I Shares for the last year.*


(BAR CHART)


2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the [benchmark to be provided by amendment]. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                             SINCE
I SHARES                          1 YEAR   INCEPTION*
--------------------------------------------------------
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
--------------------------------------------------------
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
--------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
--------------------------------------------------------
[Benchmark to be provided by
amendment] (reflects no
deduction for fees, expenses or
taxes)                            xx.xx%     xx.xx%
--------------------------------------------------------



* Since inception of the I Shares on 8/7/03. [Benchmark return since [7/31/03] (benchmark returns available only on a month end basis).]


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Definition of benchmark to be provided by amendment].

STRATEGIC QUANTITATIVE EQUITY FUND



          62  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      1.15%

Other Expenses*                                               x.xx%
                                                              -----

Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Strategic Quantitative Equity Fund - I Shares    1.11%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx      $  xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 TAX SENSITIVE GROWTH STOCK FUND



                                                                  PROSPECTUS  63

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital growth with nominal dividend income

----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks of growth companies

----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies that have above average
                                             growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions

----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want to increase the value of their investment while minimizing taxable capital gains distributions

----------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Tax Sensitive Growth Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

TAX SENSITIVE GROWTH STOCK FUND



          64  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower.



This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1996                     21.04%

1997                     28.76%

1998                     31.73%

1999                     24.74%

2000                    -12.15%

2001                    -18.21%

2002                    -22.02%

2003                     21.16%

2004


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of S&P 500 (R) Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



                                              SINCE
I SHARES                 1 YEAR   5 YEARS   INCEPTION*
--------------------------------------------------------
Tax Sensitive Growth
Stock Fund                x.xx%    x.xx%       x.xx%
--------------------------------------------------------
S&P 500(R) Index          x.xx%    x.xx%       x.xx%
--------------------------------------------------------



* Since inception of the collective investment fund on December 31, 1995.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                 TAX SENSITIVE GROWTH STOCK FUND



                                                                  PROSPECTUS  65

(COIN ICON)
        FUND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses*                                               x.xx%
                                                              -----------------

Total Annual Operating Expenses                               x.xx%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx      $  xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

U.S. GOVERNMENT SECURITIES FUND



          66  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital
----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Mortgage-backed securities and U.S. Treasury obligations
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Low to moderate
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk
----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors who want to receive income from their investment
----------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.


The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                 U.S. GOVERNMENT SECURITIES FUND



                                                                PROSPECTUS  67

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1995                    17.33%

1996                     2.55%

1997                     8.94%

1998                     8.16%

1999                    -0.97%

2000                    10.98%

2001                     6.92%

2002                     9.68%

2003                     1.29%

2004


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%
         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average total returns for the periods ended December 31, 2004, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                     1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------
U.S. Government Securities
Fund                         x.xx%     x.xx%     x.xx%
--------------------------------------------------------

Merrill Lynch Government/
Mortgage Custom Index        x.xx%     x.xx%     x.xx%
--------------------------------------------------------

Lehman Brothers
Intermediate U.S.
Government Bond Index        x.xx%     x.xx%     x.xx%
--------------------------------------------------------






(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/ Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

U.S. GOVERNMENT SECURITIES FUND



          68  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Government Securities Fund - I Shares       x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                         VALUE INCOME STOCK FUND



                                                                  PROSPECTUS  69

(SUITCASE ICON)
        FUND SUMMARY


INVESTMENT GOALS

  PRIMARY                                    Capital appreciation

  SECONDARY                                  Current income

------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. common stocks

------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks

------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund
------------------------------------------------------------------------------------------------------



(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                     35.93%
1996                     19.46%
1997                     27.08%
1998                     10.58%
1999                     -2.93%
2000                     10.85%
2001                     -0.95%
2002                    -15.47%
2003                     23.64%
2004                      x.xx%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

VALUE INCOME STOCK FUND



          70  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500 (R)/BARRA Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                    1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------
Value Income Stock Fund      x.xx%    x.xx%      x.xx%
--------------------------------------------------------

S&P 500(R)/BARRA Value
Index                        x.xx%    x.xx%      x.xx%
--------------------------------------------------------



(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      0.80%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses                               x.xx%



* The expense information in the table has been adjusted to reflect current fees.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx      $  xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 PRIME QUALITY MONEY MARKET FUND



                                                                  PROSPECTUS  71

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Money market instruments
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                     5.47%
1996                     4.99%
1997                     5.15%
1998                     5.10%
1999                     4.74%
2000                     6.04%
2001                     3.72%
2002                     1.44%
2003                     0.67%
2004                     x.xx%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
         (X/X/X)                    (X/X/X)






* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

PRIME QUALITY MONEY MARKET FUND



          72  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. First Tier Retail Average.



I SHARES                    1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------
Prime Quality Money Market
Fund                        x.xx%     x.xx%     x.xx%
--------------------------------------------------------

iMoneyNet, Inc. First Tier
Retail Average              x.xx%     x.xx%     x.xx%
--------------------------------------------------------


To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------

          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      0.65%
Other Expenses*                                               x.xx%
                                                              -----
Total Annual Operating Expenses**                             x.xx%



 * The expense information in the table has been adjusted to reflect current fees.


** The Adviser or the Distributor may waive a portion of their fees in order to limit the total operating expenses to the level set forth below. The Adviser or the Distributor may discontinue all or a part of these fee waivers at any time.


Prime Quality Money Market Fund - I Shares    0.61%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                                  PROSPECTUS  73

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Conservative investors who want to receive current income
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1995                    5.39%
1996                    4.81%
1997                    4.99%
1998                    4.88%
1999                    4.41%
2000                    5.71%
2001                    3.67%
2002                    1.35%
2003                    0.55%
2004                    x.xx%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



          74  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Government & Agency Retail Average.



I SHARES                   1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------
U.S. Government
Securities Money Market
Fund                       x.xx%     x.xx%     x.xx%
--------------------------------------------------------

iMoneyNet, Inc.
Government & Agency
Retail Average             x.xx%     x.xx%     x.xx%
--------------------------------------------------------



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agency Retail Average is a
widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Government Securities Money Market Fund  - I
  Shares                                                   x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                 U.S. TREASURY MONEY MARKET FUND



                                                                  PROSPECTUS  75

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while maintaining liquidity
--------------------------------------------------------------------------------------------------------

INVESTMENT FOCUS                             Money market instruments issued and guaranteed by the U.S.
                                             Treasury
--------------------------------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY                Investing in U.S. Treasury obligations and repurchase
                                             agreements
--------------------------------------------------------------------------------------------------------

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations, repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)


1995                    5.33%
1996                    4.77%
1997                    4.93%
1998                    4.82%
1999                    4.38%
2000                    5.63%
2001                    3.32%
2002                    1.17%
2003                    0.50%
2004                    x.xx%


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%
         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

U.S. TREASURY MONEY MARKET FUND



          76  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average.



I SHARES                     1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------

U.S. Treasury Money Market
Fund                         x.xx%     x.xx%     x.xx%
--------------------------------------------------------

iMoneyNet, Inc. Treasury &
Repo Retail Average          x.xx%     x.xx%     x.xx%
--------------------------------------------------------



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES

Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -----
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Treasury Money Market Fund - I Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $xxx        $xxx         $xxx          $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                  PROSPECTUS  77

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High capital appreciation
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Equity and money market funds
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       High
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Investing at least 80% of the Fund's assets in STI Classic
                                             Equity Funds
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities
---------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                  INVESTMENT RANGE
                              (PERCENTAGE OF THE LIFE
                              VISION AGGRESSIVE GROWTH
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Equity Funds                          80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
Money Market Funds                      0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes for taxable investors and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

LIFE VISION AGGRESSIVE GROWTH FUND



          78  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.



This bar chart shows changes in the performance of this Life Vision Fund's I Shares from year to year.*


(BAR CHART)

1995                     25.12%
1996                     16.62%
1997                     22.53%
1998                     12.31%
1999                     10.31%
2000                      6.30%
2001                     -6.52%
2002                    -18.11%
2003                     26.69%
2004                      x.xx%


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2004, to those of a Hybrid 90/10 Blend of the S&P 500 (R) Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                       1 YEAR   5 YEARS   10 YEARS*
--------------------------------------------------------------
Life Vision Aggressive Growth
Fund                            x.xx%    x.xx%      x.xx%
--------------------------------------------------------------

Hybrid 90/10 Blend of the
Following Market Benchmarks     x.xx%    x.xx%      x.xx%
--------------------------------------------------------------

  S&P 500(R) Index              x.xx%    x.xx%      x.xx%
--------------------------------------------------------------

  Citigroup 3-Month Treasury
  Bill Index                    x.xx%    x.xx%      x.xx%
--------------------------------------------------------------



* Includes performance of the Adviser's asset allocation program.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                  PROSPECTUS  79

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold I Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%
Other Expenses                                                x.xx%
                                                              -------
Total Annual Operating Expenses                               x.xx%
Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -------
Net Operating Expenses                                        x.xx%



 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



   The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were x.xx%. Therefore, total annualized expenses would be x.xx% before waivers and x.xx% after waivers.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx



These costs are all inclusive representing both direct Fund expenses and additional expenses associated with investments in underlying STI Classic Funds x.xx%:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  $x.xx     $x.xx     $x.xx     $ x.xx

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION CONSERVATIVE FUND



          80  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
--------------------------------------------------------------------------------------------------------

INVESTMENT FOCUS

  PRIMARY                                    Bond funds

  SECONDARY                                  Equity funds
--------------------------------------------------------------------------------------------------------

SHARE PRICE VOLATILITY                       Low
--------------------------------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Bond Funds, and to a lesser
                                             extent, STI Classic Equity Funds
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by
                                             limiting exposure to equity securities
--------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                                 VISION CONSERVATIVE
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Bond Funds                             65-100%
  Classic Institutional High Quality
     Bond Fund
  High Income Fund
  Classic Institutional Total Return
     Bond Fund
  Classic Institutional Core
     Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
     Securities Fund
  Short-Term U.S. Treasury
     Securities Fund
  U.S. Government Securities Fund


                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
                                 VISION CONSERVATIVE
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Equity Funds                             0-35%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
Money Market Funds                       0-20%
  Prime Quality Money Market Fund
------------------------------------------------------

Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                  PROSPECTUS  81

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows the performance of the Fund's I Shares for the last year.*


(BAR CHART)


2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

LIFE VISION CONSERVATIVE FUND



          82  PROSPECTUS

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the [benchmark to be provided by amendment]. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                    1        SINCE
I SHARES                           YEAR    INCEPTION*
--------------------------------------------------------
Fund Returns
Before Taxes                      xx.xx%     xx.xx%
--------------------------------------------------------
Fund Returns After
Taxes on Distributions            xx.xx%     xx.xx%
--------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    xx.xx%     xx.xx%
--------------------------------------------------------
[Benchmark to be provided by
amendment] (reflects no
deduction for fees, expenses or
taxes)                            xx.xx%     xx.xx%
--------------------------------------------------------



* Since inception of the I Shares on 10/1/03. Benchmark return since [9/30/03] (benchmark returns available only on a month end basis).


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. [Definition of benchmark to be provided by amendment].

                                                   LIFE VISION CONSERVATIVE FUND



                                                                  PROSPECTUS  83

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold I Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                      x.xx  %
Other Expenses                                                 x.xx  %
                                                               -------
Total Annual Operating Expenses                                x.xx  %
Less Fee Waivers and Expense Reimbursements**                  (x.xx)%
                                                               -------
Net Operating Expenses                                         x.xx  %



 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



  The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the cost borne by the Fund's investments in underlying STI Classic Funds were x.xx%. Therefore, total expenses would be x.xx% before waivers and x.xx% after waivers.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $xxx        $xxx         $xxx          $xxx



These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (x.xx%):



1 YEAR      3 YEARS      5 YEARS       10 YEARS
 $xxx        $xxx          $xxx          $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund's estimated expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION GROWTH AND INCOME FUND



          84  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation

------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                             Equity and bond funds

------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                       Moderate

------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity Funds and, to a lesser
                                             extent, STI Classic Bond Funds

------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                             Investors who want their assets to grow, but want to
                                             moderate the risks of equity securities through investment of a portion of their assets in bonds
------------------------------------------------------------------------------------------------------

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Growth and Income Fund invests at least 70% to 80% of its assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:

                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
Equity Funds                          50-80%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund



                                 INVESTMENT RANGE
                             (PERCENTAGE OF THE LIFE
                             VISION GROWTH AND INCOME
ASSET CLASS                       FUND'S ASSETS)
-----------------------------------------------------
Bond Funds                            20-50%
  Classic Institutional High Quality
     Bond Fund
  High Income Fund
  Classic Institutional Total Return
     Bond Fund
  Classic Institutional Core Bond
     Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
     Securities Fund
  Short-Term U.S. Treasury Securities
     Fund
  U.S. Government Securities Fund
Money Market Funds                     0-20%
  Prime Quality Money Market Fund
-----------------------------------------------------


Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                  PROSPECTUS  85

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.



This bar chart shows changes in the performance of this Life Vision Fund's I Shares from year to year.*


(BAR CHART)

1995                     22.68%
1996                     12.16%
1997                     18.08%
1998                     11.16%
1999                      7.95%
2000                      7.08%
2001                     -2.55%
2002                    -11.99%
2003                     23.99%
2004                      x.xx%


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%
         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

LIFE VISION GROWTH AND INCOME FUND



          86  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2004, to those of a Hybrid 65/25/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                  1 YEAR   5 YEARS   10 YEARS*
Life Vision Growth and
Income Fund                x.xx%    x.xx%      x.xx%
Hybrid 65/25/10 Blend of
the Following Market
Benchmarks                 x.xx%    x.xx%      x.xx%
  S&P 500(R) Index         x.xx%    x.xx%      x.xx%
  Lehman Brothers U.S.
  Aggregate Bond Index     x.xx%    x.xx%      x.xx%
  Citigroup 3-Month
  Treasury Bill Index      x.xx%    x.xx%      x.xx%


* Includes performance of the Adviser's asset allocation programs.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                PROSPECTUS  87

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold I Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses                               x.xx%
                                                              -----------------

Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -----------------

Net Operating Expenses                                        x.xx%



 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



   The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were x.xx%. Therefore, total expenses would be x.xx% before waivers and x.xx% after waivers.


-------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx       $xxx


These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (1.38%):


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xxx     $xxx      $xxx      $  xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION MODERATE GROWTH FUND



          88  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income

INVESTMENT FOCUS                             Equity and bond funds

SHARE PRICE VOLATILITY                       Low

PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity and Bond Funds

INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


                               VISION MODERATE GROWTH
                                  INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE
ASSET CLASS                        FUND'S ASSETS)
------------------------------------------------------
Equity Funds                           35-65%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
Bond Funds                             35-65%
  Classic Institutional High Quality Bond Fund
  High Income Fund
  Classic Institutional Total Return Bond Fund
  Classic Institutional Core Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
     Securities Fund
  Short-Term U.S. Treasury Securities Fund
  U.S. Government Securities Fund
Money Market Funds                      0-20%
  Prime Quality Money Market Fund
------------------------------------------------------


Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes for taxable investors and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the STI Classic Funds in which this Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments,

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  89

particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.


This bar chart shows changes in the performance of this Life Vision Fund's I Shares from year to year.*

(BAR CHART)


1995                    20.52%

1996                    10.51%

1997                    16.41%

1998                    11.15%

1999                     6.19%

2000                     5.46%

2001                    -1.10%

2002                    -8.28%

2003                    19.98%

2004                     x.xx%


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the average annual total returns of this Life Vision Fund for the periods ended December 31, 2004, to those of a Hybrid 50/40/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.



I SHARES                  1 YEAR   5 YEARS   10 YEARS*

Life Vision Moderate
Growth Fund                x.xx%    x.xx%      x.xx%
Hybrid 50/40/10 Blend of
the Following Market
Benchmarks                 x.xx%    x.xx%      x.xx%
S&P 500(R) Index           x.xx%    x.xx%      x.xx%
Lehman Brothers U.S.
Aggregate Bond Index       x.xx%    x.xx%      x.xx%
Citigroup 3-Month
Treasury Bill Index        x.xx%    x.xx%      x.xx%


* Includes performance of the Adviser's asset allocation program.

LIFE VISION MODERATE GROWTH FUND



          90  PROSPECTUS



(LINE GRAPH ICON)
        ------------------------------------------------------------------------
        WHAT IS AN INDEX?
        ------------------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC- registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold I Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------


                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%



* This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees*                                     x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses                               x.xx%
                                                              -----------------

Less Fee Waivers and Expense Reimbursements**                 (x.xx)%
                                                              -----------------

Net Operating Expenses                                        x.xx%




 * Adjusted to reflect current fees/expenses.



** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



   The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were x.xx%. Therefore, total expenses would be x.xx% before waivers and x.xx% after waivers.

   Example
  ------------------------------------------------------------------------------

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  91

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $x.xx    $x.xx     $x.xx      $x.xx



These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (x.xx%):



  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $x.xx    $x.xx     $x.xx     $ x.xx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK



          92  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Classic Institutional High Quality Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Emerging Growth Stock Fund
Growth and Income Fund
High Income Fund

International Equity Fund

International Equity Index Fund
Investment Grade Bond Fund
Limited-Term Federal Mortgage Securities Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Strategic Income Fund
Strategic Quantitative Equity Fund
Tax Sensitive Growth Stock Fund
U.S. Government Securities Fund
Value Income Stock Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
Growth and Income Fund

International Equity Fund

International Equity Index Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Strategic Quantitative Equity Fund
Tax Sensitive Growth Stock Fund
Value Income Stock Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Life Vision Aggressive Growth Fund


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  93

convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Classic Institutional High Quality Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Emerging Growth Stock Fund
Growth and Income Fund
High Income Fund

International Equity Fund

International Equity Index Fund
Investment Grade Bond Fund
Limited-Term Federal Mortgage Securities Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Strategic Income Fund
Strategic Quantitative Equity Fund
Tax Sensitive Growth Stock Fund
U.S. Government Securities Fund
Value Income Stock Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

Balanced Fund
Classic Institutional High Quality Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
High Income Fund
Investment Grade Bond Fund
Limited-Term Federal Mortgage Securities Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund

Strategic Income Fund

U.S. Government Securities Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

  CREDIT RISK


  Classic Institutional High Quality Bond Fund


  Classic Institutional Super Short Income Plus Fund


  Classic Institutional Total Return Bond Fund

  Balanced Fund

  High Income Fund

  Investment Grade Bond Fund

  Limited-Term Federal Mortgage Securities Fund

  Short-Term Bond Fund

  Life Vision Conservative Fund

MORE INFORMATION ABOUT FUND INVESTMENTS



          94  PROSPECTUS


  Life Vision Growth and Income Fund


  Life Vision Moderate Growth Fund


  The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS


Aggressive Growth Stock Fund


Balanced Fund


Classic Institutional High Quality Bond Fund

Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund

Emerging Growth Stock Fund

Growth and Income Fund
High Income Fund
International Equity Fund
International Equity Index Fund

Investment Grade Bond Fund


Mid-Cap Equity Fund


Mid-Cap Value Equity Fund


Small-Cap Equity Fund


Small-Cap Growth Stock Fund


Small-Cap Value Equity Fund


Tax-Sensitive Growth Stock Fund

Strategic Income Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Prime Quality Money Market Fund


Value Income Stock Fund


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Money Market Funds) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-

                                                              INVESTMENT ADVISER



                                                                  PROSPECTUS  95


term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.



INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Fund's policies and procedures with respect to the circumstances under which the Funds disclose their Portfolio securities is available in the Statement of Additional Information.


(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $x.x billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees of:



  Aggressive Growth Stock Fund               x.xx%



  Balanced Fund                              x.xx%



  Capital Appreciation Fund                  x.xx%



  Classic Institutional High Quality Bond
    Fund                                     x.xx%



  Classic Institutional Super Short Income
    Plus Fund                                x.xx%



  Classic Institutional Total Return Bond
    Fund                                     x.xx%



  Emerging Growth Stock Fund                 x.xx%



  Growth and Income Fund                     x.xx%



  High Income Fund                           x.xx%



  Information and Technology Fund            x.xx%



  International Equity Fund                  x.xx%



  International Equity Index Fund            x.xx%



  Investment Grade Bond Fund                 x.xx%



  Limited-Term Federal Mortgage Securities
    Fund                                     x.xx%



  Mid-Cap Equity Fund                        x.xx%



  Mid-Cap Value Equity Fund                  x.xx%



  Short-Term Bond Fund                       x.xx%



  Short-Term U.S. Treasury Securities Fund   x.xx%



  Small Cap Growth Stock Fund                x.xx%



  Small Cap Value Equity Fund                x.xx%



  Strategic Income Fund                      x.xx%



  Strategic Quantitative Equity Fund         x.xx%



  Tax Sensitive Growth Stock Fund            x.xx%



  U.S. Government Securities Fund            x.xx%



  Value Income Stock Fund                    x.xx%



  Prime Quality Money Market Fund            x.xx%



  U.S. Government Securities Money Market
    Fund                                     x.xx%



  U.S. Treasury Money Market Fund            x.xx%



  Life Vision Aggressive Growth Fund         x.xx%



  Life Vision Conservative Fund              x.xx%



  Life Vision Growth and Income Fund         x.xx%



  Life Vision Moderate Growth Fund           x.xx%


The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.


Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.


INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the subadviser to the Aggressive Growth Stock Fund and

PORTFOLIO MANAGERS



          96  PROSPECTUS


Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2005, the Subadviser had approximately $x.x billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.


PORTFOLIO MANAGERS


The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco Capital Management since 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. Prior to joining Trusco, Mr. Atkins worked in the Trust Department at SunTrust Bank. He has more than 5 years of investment experience.



Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in January 1997. He has more than 20 years of investment experience.



Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000, after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the STRATEGIC QUANTITATIVE EQUITY FUND since it began operating in August 2003. He has more than 12 years of investment experience.



Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. He has more than 11 years of investment experience.



Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 18 years of investment experience.



Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004, after managing the fund since it began operating in April 2002. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 18 years of investment experience.



Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 1996. He managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and as of March 31, 2005, co-manages the Fund. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.



Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 22 years of investment experience.



Mr. Gregory L. Fraser, CFA, has served as Vice President of Trusco since December 2003, after serving as an Independent Consultant for Trusco from April 2003 to November 2003. He focuses on the fixed-income assets of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND AND LIFE VISION MODERATE GROWTH FUND and has served as co-manager of each

                                                              PORTFOLIO MANAGERS



                                                                  PROSPECTUS  97


Fund since January 2004. Prior to joining Trusco, Mr. Fraser served as Vice President and Bond Manager at Fiduciary Trust Co., International, a subsidiary of Franklin Templeton Investments from October 2000 to March 2003. He has more than 11 years of investment experience.



Mr. Mark D. Garfinkel, CFA, has served as a Managing Director of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 18 years of investment experience.



Mr. Alan Gayle has served as Senior Investment Strategist of Trusco since 1997 and Managing Director of Trusco since July 2000. He focuses on the equity assets of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND AND LIFE VISION MODERATE GROWTH FUND and has served as the lead manager since each Fund's inception. He has more than 28 years of investment experience.



Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND since July 2004. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. Prior to joining Seix, Mr. Goudelias was employed at JP Morgan Securities, Inc. as a Senior High Yield Research Analyst from July 1988 to February 2001. He has more than 19 years of investment experience.



Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. He has more than 6 years of investment experience.



Ms. Kimberly C. Maichle, CFA, has served as a Vice President of Trusco since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since November 2004. She has more than 16 years of investment experience.



Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 21 years of investment experience.



Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the HIGH INCOME FUND and the STRATEGIC INCOME FUND since July 2004. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 20 years of investment experience.



Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 23 years of investment experience.



Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the BALANCED FUND (EQUITY PORTION ONLY) since June 2000. Mr. Rhodes has also managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 32 years of investment experience.



Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 23 years of investment experience.



Mr. E. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 7 years of investment experience.



Mr. Chad Stephens has served as Vice President of Trusco since December 2000 and has co-managed the

PURCHASING AND SELLING FUND SHARES



          98  PROSPECTUS


SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Stephens was a Vice President MBS Trader at Wachovia Securities from June 1990 to October 2000. He has more than 14 years of investment experience.



Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY), CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND, INVESTMENT GRADE BOND FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, and U.S. GOVERNMENT SECURITIES FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 24 years of investment experience.



Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the TAX SENSITIVE GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 32 years of investment experience.



Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the BALANCED FUND (FIXED INCOME PORTION ONLY), CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND, CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND, and the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group from February 1996 to July 1999. He has more than 19 years of investment experience.



Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and the EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 10 years of investment experience.



Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND and the STRATEGIC INCOME FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004, after serving as Vice President, Fixed Income, at Conning Asset Management from June 1995 to May 2000. He has more than 10 years of investment experience.



Mr. Don Wordell, CFA, has served as a Portfolio Manager since joining Trusco in 1996. In addition, Mr. Wordell is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts. He has managed the MID-CAP VALUE EQUITY FUND since December 2003, after co-managing it since it began operating in November 2001. He has more than 9 years of investment experience.



Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception in February 2004. She has more than 23 years of investment experience.



The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.


HOW TO PURCHASE FUND SHARES


The Funds offer I Shares only to financial institutions or intermediaries for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  99


to vote your I Shares. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not do so for shares of the Money Market Funds on days when the Federal Reserve is closed.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 3:00 p.m., Eastern Time and receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.



YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTIONS OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.


HOW THE FUNDS CALCULATE NAV


In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



Although the Equity Funds, except the International Equity Fund and International Equity Index Fund invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.



When valuing fixed income securities with remaining maturities of more than 60 days, the Bond Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Bond Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

PURCHASING AND SELLING FUND SHARES



         100  PROSPECTUS


With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

                                              PURCHASING AND SELLING FUND SHARES



                                                                 PROSPECTUS  101

HOW TO SELL YOUR FUND SHARES


You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.



Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.


Redemption orders must be received by the Money Market Funds on any Business Day before 3:00 p.m., Eastern Time. Orders received after this time will be executed the following Business Day.

RECEIVING YOUR MONEY


Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a [$7.00] fee) or sent to you by check. If you recently purchased your shares by check through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 calendar days).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


REDEMPTION FEE



For Funds other than the Money Market Funds, a redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days (60 days in the case of the International Equity Fund and the International Equity Index
Fund) or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



For All Funds Except the Money Market Funds



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain

PURCHASING AND SELLING FUND SHARES



         102  PROSPECTUS


higher cash balances to meet redemption requests, and experiencing increased transaction costs.



The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% will be imposed on shares redeemed within 7 days or less (60 days or less for the International Equity Fund and International Equity Index Fund) after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                 PROSPECTUS  103


obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.



For the Money Market Funds



The Money Market Funds seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Money Market Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Money Market Funds' investments, and money market instruments in general, and the Money Market Funds' intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Money Market Funds. As a result, the Board has not adopted a Money Market Fund policy and procedures with respect to frequent purchases and redemptions.


DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY
-------------------------------------------------------------
Aggressive Growth Stock Fund
Balanced Fund
Capital Appreciation Fund
Emerging Growth Stock Fund
Growth and Income Fund
Information and Technology Fund
Mid-Cap Equity Fund
Mid-Cap Value Equity Fund
Small Cap Value Equity Fund
Small Cap Growth Stock Fund
Strategic Quantitative Equity Fund
Tax Sensitive Growth Stock Fund
Value Income Stock Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES

         104  PROSPECTUS

Life Vision Moderate Growth Fund

ANNUALLY
-------------------------------------------------------------
International Equity Fund
International Equity Index Fund

The Bond and Money Market Funds declare dividends daily and pay these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of fund shares resulting in withdrawals from the plan are subject to special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  105

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003, 2004 and March 31, 2005 has been audited by [to be provided by amendment]. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.


FINANCIAL HIGHLIGHTS



         106  PROSPECTUS

                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)     TOTAL FROM
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS     OPERATIONS
                                     ---------       -------------    --------------     ----------
AGGRESSIVE GROWTH STOCK FUND
  I Shares
    2005........................
    2004(1).....................
BALANCED FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
CAPITAL APPRECIATION FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
CLASSIC INSTITUTIONAL HIGH
  QUALITY BOND FUND
  I Shares
    2005........................
    2004(3).....................
CLASSIC INSTITUTIONAL SUPER
  SHORT INCOME PLUS FUND
  I Shares
    2005........................
    2004........................
    2003(4).....................
CLASSIC INSTITUTIONAL TOTAL
  RETURN BOND FUND
  I Shares
    2005........................
    2004(5).....................
EMERGING GROWTH STOCK FUND
  I Shares
    2005........................
    2004(1).....................
GROWTH AND INCOME FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
HIGH INCOME FUND(A)
  I Shares
    2005........................
    2004........................
    2003........................
    2002(6).....................


                                      DIVIDENDS       DISTRIBUTIONS
                                      FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                  INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                  -----------------   -------------    -----------------
AGGRESSIVE GROWTH STOCK FUND
  I Shares
    2005........................
    2004(1).....................
BALANCED FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
CAPITAL APPRECIATION FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
CLASSIC INSTITUTIONAL HIGH
  QUALITY BOND FUND
  I Shares
    2005........................
    2004(3).....................
CLASSIC INSTITUTIONAL SUPER
  SHORT INCOME PLUS FUND
  I Shares
    2005........................
    2004........................
    2003(4).....................
CLASSIC INSTITUTIONAL TOTAL
  RETURN BOND FUND
  I Shares
    2005........................
    2004(5).....................
EMERGING GROWTH STOCK FUND
  I Shares
    2005........................
    2004(1).....................
GROWTH AND INCOME FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
HIGH INCOME FUND(A)
  I Shares
    2005........................
    2004........................
    2003........................
    2002(6).....................

FINANCIAL HIGHLIGHTS



         106  PROSPECTUS


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  107

                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS
                                     ---------       -------------    --------------
INTERNATIONAL EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

INTERNATIONAL EQUITY INDEX FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

INVESTMENT GRADE BOND FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
INTERNATIONAL EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
INTERNATIONAL EQUITY INDEX FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
INVESTMENT GRADE BOND FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

FINANCIAL HIGHLIGHTS



         108  PROSPECTUS


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------

                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  109


                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS
                                     ---------       -------------    --------------
MID-CAP EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

MID-CAP VALUE EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002(2).....................

SHORT-TERM BOND FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
MID-CAP EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
MID-CAP VALUE EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002(2).....................
SHORT-TERM BOND FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

FINANCIAL HIGHLIGHTS



         110  PROSPECTUS


                                                     NET ASSETS,
           NET ASSET VALUE,         TOTAL              END OF
            END OF PERIOD          RETURN+          PERIOD (000)
            -------------          -------          ------------


                                                     RATIO OF EXPENSES
                                   RATIO OF NET       TO AVERAGE NET
               RATIO OF NET      INVESTMENT INCOME   ASSETS (EXCLUDING
               EXPENSES TO       (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
            AVERAGE NET ASSETS      NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
            ------------------      ----------        ---------------    -------------

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  111


                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS
                                     ---------       -------------    --------------
SHORT-TERM U.S. TREASURY
  SECURITIES FUND

  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

SMALL CAP GROWTH STOCK FUND

  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

SMALL CAP VALUE EQUITY FUND

  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

STRATEGIC INCOME FUND

  I Shares
    2005........................
    2004........................
    2003........................
    2002(2).....................

STRATEGIC QUANTITATIVE EQUITY
  FUND

  I Shares
    2005........................
    2004(3).....................

TAX SENSITIVE GROWTH STOCK FUND

  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

U.S. GOVERNMENT SECURITIES FUND

  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

VALUE INCOME STOCK FUND

  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
SHORT-TERM U.S. TREASURY
  SECURITIES FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
SMALL CAP GROWTH STOCK FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
SMALL CAP VALUE EQUITY FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
STRATEGIC INCOME FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002(2).....................
STRATEGIC QUANTITATIVE EQUITY
  FUND
  I Shares
    2005........................
    2004(3).....................
TAX SENSITIVE GROWTH STOCK FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
U.S. GOVERNMENT SECURITIES FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
VALUE INCOME STOCK FUND
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

FINANCIAL HIGHLIGHTS



         112  PROSPECTUS


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------


                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  113


                           NET ASSET              NET            NET REALIZED                              DIVIDENDS
                       VALUE, BEGINNING       INVESTMENT          GAIN (LOSS)         TOTAL FROM           FROM NET
                           OF PERIOD            INCOME          ON INVESTMENTS        OPERATIONS       INVESTMENT INCOME
                           ---------            ------          --------------        ----------       -----------------
PRIME QUALITY MONEY
  MARKET FUND
  I Shares
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

U.S. GOVERNMENT
  SECURITIES MONEY
  MARKET FUND
  I Shares
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

U.S. TREASURY MONEY
  MARKET FUND
  I Shares
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............


                         DISTRIBUTIONS
                         FROM REALIZED      TOTAL DIVIDENDS
                         CAPITAL GAINS     AND DISTRIBUTIONS
                         -------------     -----------------
PRIME QUALITY MONEY
  MARKET FUND
  I Shares
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............
U.S. GOVERNMENT
  SECURITIES MONEY
  MARKET FUND
  I Shares
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............
U.S. TREASURY MONEY
  MARKET FUND
  I Shares
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

FINANCIAL HIGHLIGHTS



         114  PROSPECTUS


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------


              RATIO OF NET      RATIO OF EXPENSES
            INVESTMENT INCOME    TO AVERAGE NET
               TO AVERAGE       ASSETS (EXCLUDING
               NET ASSETS           WAIVERS)
               ----------           --------

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  115


                                                                       NET REALIZED
                                     NET ASSET            NET         AND UNREALIZED
                                  VALUE, BEGINNING     INVESTMENT     GAINS (LOSSES)
                                     OF PERIOD       INCOME (LOSS)    ON INVESTMENTS
                                     ---------       -------------    --------------
LIFE VISION AGGRESSIVE GROWTH
  FUND(A)(B)
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

LIFE VISION CONSERVATIVE
  FUND(A)(B)
  I Shares
    2005........................
    2004(2).....................

LIFE VISION GROWTH AND INCOME
  FUND(A)(B)
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

LIFE VISION MODERATE GROWTH
  FUND(A)(B)
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................


                                                       DIVIDENDS       DISTRIBUTIONS
                                    TOTAL FROM         FROM NET        FROM REALIZED     TOTAL DIVIDENDS
                                    OPERATIONS     INVESTMENT INCOME   CAPITAL GAINS    AND DISTRIBUTIONS
                                    ----------     -----------------   -------------    -----------------
LIFE VISION AGGRESSIVE GROWTH
  FUND(A)(B)
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
LIFE VISION CONSERVATIVE
  FUND(A)(B)
  I Shares
    2005........................
    2004(2).....................
LIFE VISION GROWTH AND INCOME
  FUND(A)(B)
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................
LIFE VISION MODERATE GROWTH
  FUND(A)(B)
  I Shares
    2005........................
    2004........................
    2003........................
    2002........................
    2001........................

FINANCIAL HIGHLIGHTS



         116  PROSPECTUS


                                                     NET ASSETS,         RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS
            -------------          -------          ------------      ------------------


                                RATIO OF EXPENSES
              RATIO OF NET       TO AVERAGE NET
            INVESTMENT INCOME   ASSETS (EXCLUDING
            (LOSS) TO AVERAGE      WAIVERS AND        PORTFOLIO
               NET ASSETS        REIMBURSEMENTS)    TURNOVER RATE
               ----------        ---------------    -------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call at 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

111 Pennsylvania Avenue NW


Washington, DC 20004


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Funds' Investment Company Act registration number is 811-06557.

                              STI CLASSIC FUNDS
                              MONEY MARKET FUNDS
                              A SHARES
                              C SHARES


                              PROSPECTUS

[LOGO]
                                  August 1, 2005


                              PRIME QUALITY MONEY MARKET FUND
                              TAX EXEMPT MONEY MARKET FUND
                              U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                              U.S. TREASURY MONEY MARKET FUND
                              VIRGINIA TAX FREE MONEY MARKET FUND

                                   INVESTMENT ADVISER:
                                   TRUSCO CAPITAL MANAGEMENT, INC.
                                   (the "Adviser")





                                   STI CLASSIC FUNDS

                                   The Securities and Exchange Commission
                                   has not approved or disapproved these
                                   securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares (formerly, L Shares) of the Money Market Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


        PRIME QUALITY MONEY MARKET FUND


        TAX-EXEMPT MONEY MARKET FUND


        U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


        U.S. TREASURY MONEY MARKET FUND


        VIRGINIA TAX-FREE MONEY MARKET FUND


        MORE INFORMATION ABOUT RISK


        MORE INFORMATION ABOUT FUND INVESTMENTS


        INVESTMENT ADVISER


        PORTFOLIO MANAGERS


        PURCHASING, SELLING AND EXCHANGING FUND SHARES


        DIVIDENDS AND DISTRIBUTIONS


        TAXES


        FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN AVERAGE?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)
(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)
(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                              CLASS     INCEPTION    TICKER  CUSIP

Prime Quality Money Market Fund                        A Shares     6/8/92    SQIXX   784766206
Prime Quality Money Market Fund                        C Shares    10/4/99    SQFXX   784767774
Tax-Exempt Money Market Fund                           A Shares     6/8/92    SEIXX   784766602
U.S. Government Securities Money Market Fund           A Shares     6/8/92    SUIXX   784766404
U.S. Treasury Money Market Fund                        A Shares    9/30/03    SATXX   784767287
Virginia Tax-Free Money Market Fund                    A Shares     5/5/93    CIAXX   784767600


                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

PRIME QUALITY MONEY MARKET FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             Money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.



Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.



Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



The Fund intends to invest in restricted Securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


(BAR CHART)

1995                     5.30%

1996                     4.82%

1997                     4.97%

1998                     4.92%

1999                     4.56%

2000                     5.86%

2001                     3.54%

2002                     1.26%

2003                     0.49%

2004


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



        (X/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

                                                 PRIME QUALITY MONEY MARKET FUND



                                                                PROSPECTUS  3

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



A SHARES               1 YEAR   5 YEARS       10 YEARS
Prime Quality Money
Market Fund            x.xx%     x.xx%         x.xx%
iMoneyNet, Inc. First
Tier Retail Average    x.xx%     x.xx%         x.xx%



C SHARES+              1 YEAR   5 YEARS   SINCE INCEPTION*
Prime Quality Money
Market Fund            x.xx%     x.xx%         x.xx%
iMoneyNet, Inc. First
Tier Retail Average    x.xx%     x.xx%         x.xx%



+ Prior to July 31, 2005, the Fund offered L shares, which were subject to a 2% contingent deferred sales charge on redemption of L Shares within one year of purchase. As of the close of business on July 31, 2005, all outstanding L Shares were converted and reclassified as C Shares. Performance of the C Shares for periods prior to July 31, 2005 therefore is for the L Shares.


* Since inception of the L Shares on October 4, 1999. Benchmark returns since September 30, 1999 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two of the recognized rating agencies. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES   C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)                                          None       None

Maximum Deferred Sales Charge (as a percentage of net asset
  value)*                                                     None       1.00%



* This sales charge is imposed if you sell C Shares within 1 year of your purchase. See "Sales Charges."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES   C SHARES
Investment Advisory Fees*                                     x.xx%      x.xx%

Distribution and Service (12b-1) Fees                         x.xx%+     x.xx%

Other Expenses                                                x.xx%      x.xx%
                                                              ------     ------
Total Annual Operating Expenses**                             x.xx%      x.xx%




 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Prime Quality Money Market Fund - A Shares    x.xx%
Prime Quality Money Market Fund - C Shares    x.xx%

PRIME QUALITY MONEY MARKET FUND



           4  PROSPECTUS

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


             1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares    $ xx     $xxx      $xxx      $x,xxx
  L Shares    $xxx     $xxx      $xxx      $x,xxx


If you do not sell your shares at the end of the period:


             1 YEAR   3 YEARS   5 YEARS   10 YEARS
  A Shares    $ xx     $xxx      $xxx      $x,xxx
  L Shares    $xxx     $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                    TAX-EXEMPT MONEY MARKET FUND



                                                                   PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current interest income exempt from federal income
                                             taxes, while preserving capital and liquidity
INVESTMENT FOCUS                             Municipal money market instruments
PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality
INVESTOR PROFILE                             Conservative investors who want to receive current
                                             tax-exempt income from their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Tax-Exempt Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income taxes. In addition, up to 20% of the Fund's net assets may be invested in securities subject to the alternative minimum tax. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments. The Fund may also invest a portion of its assets in restricted securities, which are securities that are restricted as to resale.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


The Fund intends to invest in restricted securities that the Fund believes present minimal liquidity risk. Nevertheless, it is possible that these investments could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.



(TARGET ICON)

             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


(BAR CHART)

1995                     3.36%

1996                     2.94%

1997                     3.11%

1998                     2.90%

1999                     2.69%

2000                     3.57%

2001                     2.13%

2002                     0.79%

2003                     0.42%


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

TAX-EXEMPT MONEY MARKET FUND



           6  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



A SHARES                     1 YEAR   5 YEARS   10 YEARS
Tax-Exempt Money Market
Fund                         x.xx%     x.xx%     x.xx%
iMoneyNet, Inc. Tax-Free
Retail Average               x.xx%     x.xx%     x.xx%


To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES
Investment Advisory Fees*                                     x.xx%

Distribution and Service (12b-1) Fees                         x.xx%
Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Tax-Exempt Money Market Fund - A Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $xx      $xxx      $xxx       $xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



                                                                   PROSPECTUS  7

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while preserving capital and liquidity

INVESTMENT FOCUS                             U.S. Treasury and government agency securities, and
                                             repurchase agreements

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without adding undue risk by
                                             analyzing yields

INVESTOR PROFILE                             Conservative investors who want to receive current income


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


(BAR CHART)

1995                     5.25%
1996                     4.66%
1997                     4.85%
1998                     4.73%
1999                     4.26%
2000                     5.56%
2001                     3.52%
2002                     1.20%
2003                     0.40%
2004


      BEST QUARTER               WORST QUARTER
          X.XX%                      X.XX%
       (XX/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND



           8  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Government & Agency Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



A SHARES                     1 YEAR   5 YEARS   10 YEARS

U.S. Government Securities
Money Market Fund            x.xx%     x.xx%     x.xx%

iMoneyNet, Inc. Government
& Agency Retail Average      x.xx%     x.xx%     x.xx%



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agency Retail Average is a
widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES

Investment Advisory Fees*                                     x.xx%

Distribution and Service (12b-1) Fees                         x.xx%+

Other Expenses                                                x.xx%
                                                              -----------------
Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



U.S. Government Securities Money Market Fund - A Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $xx     $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                 U.S. TREASURY MONEY MARKET FUND



                                                                   PROSPECTUS  9

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income, while maintaining liquidity

INVESTMENT FOCUS                             Money market instruments issued and guaranteed by the U.S.
                                             Treasury

PRINCIPAL INVESTMENT STRATEGY                Investing in U.S. Treasury obligations and repurchase
                                             agreements

INVESTOR PROFILE                             Conservative investors who want to receive current income
                                             from their investment


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations, repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. A Shares were offered beginning on September 30, 2003. A Share performance prior to September 30, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.



This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


(BAR CHART)

1995                                        5.33%
1996                                        4.77%
1997                                        4.93%
1998                                        4.82%
1999                                        4.38%
2000                                        5.63%
2001                                        3.32%
2002                                        1.17%
2004                                        0.50%


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%



       (XX/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

U.S. TREASURY MONEY MARKET FUND



          10  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



A SHARES                     1 YEAR   5 YEARS   10 YEARS
U.S. Treasury Money Market
Fund                         x.xx%     x.xx%     x.xx%
iMoneyNet, Inc. Treasury &
Repo Retail Average          x.xx%     x.xx%     x.xx%


To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-
recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES
        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES
Investment Advisory Fees*                                     x.xx%

Distribution and Service (12b-1) Fees                         x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.


** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.

U.S. Treasury Money Market Fund - A Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $xx      $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                             VIRGINIA TAX-FREE MONEY MARKET FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity

INVESTMENT FOCUS                             Virginia municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY                Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE                             Virginia residents who want to receive current income exempt from federal and state income taxes


(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's net assets may be invested in securities subject to the alternative minimum tax. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.


(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


(BAR CHART)

1995                     3.27%
1996                     2.88%
1997                     3.07%
1998                     2.92%
1999                     2.71%
2000                     3.55%
2001                     2.14%
2002                     0.79%
2003                     0.45%


      BEST QUARTER               WORST QUARTER



          X.XX%                      X.XX%
       (XX/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.

VIRGINIA TAX-FREE MONEY MARKET FUND



          12  PROSPECTUS

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



A SHARES                     1 YEAR   5 YEARS   10 YEARS

Virginia Tax-Free Money
Market Fund                  x.xx%     x.xx%     x.xx%

iMoneyNet, Inc. Tax-Free
Retail Average               x.xx%     x.xx%     x.xx%



To obtain information about the Fund's current yield, call 1-800-814-3397.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN AVERAGE?
          -------------------------------------------------------------
          An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES

Investment Advisory Fees                                      x.xx%

Distribution and Service (12b-1) Fees                         x.xx%*+

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



 + The Fund's Distribution and Service Plan for A Shares authorizes payment of up to [ ]% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to [ ]% of average daily net assets.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the level set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.




Virginia Tax-Free Money Market Fund - A Shares    x.xx%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


  1 YEAR  3 YEARS  5 YEARS  10 YEARS
   $xx     $xxx     $xxx     $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  13

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

FIXED INCOME RISK

Tax-Exempt Money Market Fund

Virginia Tax-Free Money Market Fund

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


MUNICIPAL ISSUER RISK

Tax-Exempt Money Market Fund

Virginia Tax-Free Money Market Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK

Virginia Tax-Free Money Market Fund

To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.


CREDIT RISK



Prime Quality Money Market Fund Tax-Exempt


Money Market Fund


Virginia Tax Free Money Market Fund



The possibility that an issuer will be unable to make timely payments of either principal or interest.



FOREIGN SECURITIES RISK



Prime Quality Money Market Fund



Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign

MORE INFORMATION ABOUT RISK



          14  PROSPECTUS


currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policies and procedures with respect to the circumstances under which a Fund discloses its portfolio securities is available in the Statement of Additional Information.



The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $xx.x billion in assets under management. For the fiscal period ended June 30, 2005, the Adviser received advisory fees of:



  Prime Quality Money Market Fund            x.xx%



  Tax-Exempt Money Market Fund               x.xx%



  U.S. Government Securities Money Market
    Fund                                     x.xx%



  U.S. Treasury Money Market Fund            x.xx%



  Virginia Tax-Free Money Market Fund        x.xx%





The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS


The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995, the TAX-EXEMPT MONEY MARKET FUND since July 2000, and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. He has more than 11 years of investment experience.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  15

(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds. C Shares of the Prime Quality Money Market Fund are available only through exchanges of C Shares of other STI Classic Funds or, potentially, in the future, C Shares of the Prime Quality Money Market Fund may be used to set up a systematic exchange program to purchase C Shares of other STI Classic Funds. Currently no such exchange program is available. C Shares of the Prime Quality Money Market Fund (i) are subject to a 1% contingent deferred sales charge (CDSC) if you redeem your shares within one year of the date you purchased the original STI Classic Fund C Shares; and
(ii) have higher annual expenses than A Shares of the Prime Quality Money Market Fund.


HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

- Mail*

- Telephone (1-800-874-4770)

- Wire

- Automated Clearing House (ACH)


* The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency, as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.



You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.



[If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.]


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Also each Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.



YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC FINANCIAL

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          16  PROSPECTUS


INSTITUTIONS' OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.



Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.



NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.


MINIMUM PURCHASES

To purchase A Shares for the first time, you must invest at least $2,000 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN



If you have a checking or savings account with an affiliate of the Adviser, you may purchase A Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 up to $100,000 once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal Law. The Funds have adopted an anti-money laundering compliance program designed to

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  17

prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGES


CONTINGENT DEFERRED SALES CHARGES (CDSC) - C SHARES



You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of C Shares of one Fund for C Shares of another Fund.



WAIVER OF CDSC



The CDSC will be waived if you sell your C Shares for the following reasons:



Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)



- You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;



- You die or become disabled after the account is opened;



- Redemption must be made within 1 year of such death/disability;



- The Fund must be notified in writing of such death/disability at time of redemption request;



- The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).



- Shares purchased through dividend and capital gains reinvestment.



- Participation in the Systematic Withdrawal Plan described below: Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;



- If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;



- To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.



- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
  (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).



- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          18  PROSPECTUS


- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.



To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.


OFFERING PRICE OF FUND SHARES


The offering price of A Shares and C Shares is the NAV next calculated after the transfer agent receives your request.


HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares.



A signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:



- over $25,000;



- made payable to someone other than the registered shareholder; or



- sent to an address or bank account other than the address or bank account of record, or an address or bank account of record that has been changed within the last 10 business days.



The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of C Shares of the Prime Quality Money Market Fund, any applicable CDSC.



Redemption orders must be received by the Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."


RECEIVING YOUR MONEY


Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a [$7.00] fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required $2,000 because of redemptions you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  19

HOW TO EXCHANGE YOUR SHARES


You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least [$1,000.]



The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.



IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.


EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


For Funds other than the Money Market Funds, a redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Market Timing Policies and Procedures.")


A SHARES

You may exchange A Shares of any Fund for A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.


The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.



C SHARES



You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange C Shares of any STI Classic Fund for C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for C Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.


TELEPHONE TRANSACTIONS


Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          20  PROSPECTUS


  associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investments for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.


DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Maximum distribution fees, as a percentage of average daily net assets are as follows:


FOR A SHARES
Prime Quality Money Market Fund             x.xx%

Tax-Exempt Money Market Fund                x.xx%

U.S. Government Securities Money
Market Fund                                 x.xx%

U.S. Treasury Money Market Fund             x.xx%

Virginia Tax-Free Money Market Fund         x.xx%




For C Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 0.75% of the average daily net assets of the Fund.


The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                  PROSPECTUS  21

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. Each Fund will inform you of the amount of your ordinary income dividends. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Both of these Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

The Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund expect to distribute primarily ordinary income. In addition, a significant portion of each of these three Funds' distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



          22  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003, and 2004 and March 31, 2005 has been audited by [to be determined by amendment.] The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of the Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970.] The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.



For a Share Outstanding Throughout the Period


                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  23


                           NET ASSET              NET            NET REALIZED                              DIVIDENDS
                       VALUE, BEGINNING       INVESTMENT          GAIN (LOSS)         TOTAL FROM           FROM NET
                           OF PERIOD            INCOME          ON INVESTMENTS        OPERATIONS       INVESTMENT INCOME
                           ---------            ------          --------------        ----------       -----------------
PRIME QUALITY MONEY
  MARKET FUND
  A SHARES
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............
  C SHARES
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............
TAX-EXEMPT MONEY
  MARKET FUND
  A SHARES
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............
U.S. GOVERNMENT
  SECURITIES MONEY
  MARKET FUND
  A SHARES
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............
U.S. TREASURY MONEY
  MARKET FUND
  A SHARES
    2005.............        $                   $                  $                    $                  $
    2004(B)..........
VIRGINIA TAX-FREE
  MONEY MARKET FUND
  A SHARES
    2005.............        $                   $                  $                    $                  $
    2004.............
    2003.............
    2002.............
    2001.............


                         DISTRIBUTION
                         FROM REALIZED      TOTAL DIVIDENDS
                         CAPITAL GAINS     AND DISTRIBUTIONS
                         -------------     -----------------
PRIME QUALITY MONEY
  MARKET FUND
  A SHARES
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
  C SHARES
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
TAX-EXEMPT MONEY
  MARKET FUND
  A SHARES
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
U.S. GOVERNMENT
  SECURITIES MONEY
  MARKET FUND
  A SHARES
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............
U.S. TREASURY MONEY
  MARKET FUND
  A SHARES
    2005.............       $                   $
    2004(B)..........
VIRGINIA TAX-FREE
  MONEY MARKET FUND
  A SHARES
    2005.............       $                   $
    2004.............
    2003.............
    2002.............
    2001.............

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  23


                                                                                  RATIO OF NET       RATIO OF EXPENSES
                                          NET ASSETS,         RATIO OF NET      INVESTMENT INCOME       TO AVERAGE
NET ASSET VALUE,         TOTAL              END OF            EXPENSES TO          TO AVERAGE           NET ASSETS
 END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS      NET ASSETS       (EXCLUDING WAIVERS)
 -------------          -------          ------------      ------------------      ----------       -------------------
      $                      %            $                           %                    %                    %
      $                      %                     %                  %                    %                    %
      $                      %                     %                  %                    %                    %
      $                      %                     %                  %                    %                    %
      $                      %                     %                  %                    %                    %
      $                      %                     %                  %                    %                    %

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL


Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address publicinfo@sec.gov.


The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                                                   STIPUALMM1004

                              STI CLASSIC FUNDS
                              LIFE VISION FUNDS
                              A SHARES
                              B SHARES
                              C SHARES


                              PROSPECTUS

[LOGO]
                                  August 1, 2005


                              LIFE VISION AGGRESSIVE GROWTH FUND
                              LIFE VISION CONSERVATIVE FUND
                              LIFE VISION GROWTH AND INCOME FUND
                              LIFE VISION MODERATE GROWTH FUND

                                   INVESTMENT ADVISER:

                                   TRUSCO CAPITAL MANAGEMENT, INC.
                                   (the "Adviser")





                                   STI CLASSIC FUNDS

                                   The Securities and Exchange Commission
                                   has not approved or disapproved these
                                   securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares, B Shares and C Shares (formerly, L Shares) of each Life Vision Fund (Funds) that you should know before investing. Each Fund invests in a combination of other STI Classic Funds (underlying STI Classic Funds). Please read this prospectus and keep it for future reference.


A Shares and B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments.

A SHARES
- Front-end sales charge
- 12b-1 fees
- $2,000 minimum initial investment
B SHARES
- Contingent deferred sales charge
- Higher 12b-1 fees
- Automatically convert to A Shares after eight years
- $5,000 minimum initial investment

C SHARES


- Contingent deferred sales charge


- Higher 12b-1 fees


- $5,000 minimum initial investment


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


        LIFE VISION AGGRESSIVE GROWTH FUND


        LIFE VISION CONSERVATIVE FUND


        LIFE VISION GROWTH AND INCOME FUND


        LIFE VISION MODERATE GROWTH FUND


        MORE INFORMATION ABOUT RISK


        MORE INFORMATION ABOUT FUND INVESTMENTS


        INVESTMENT ADVISER


        PORTFOLIO MANAGERS


        PURCHASING, SELLING AND EXCHANGING FUND SHARES


        DIVIDENDS AND DISTRIBUTIONS


        TAXES


        FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)

(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS


FUND NAME                                 CLASS     INCEPTION*   TICKER  CUSIP

Life Vision Aggressive Growth Fund        A Shares   9/30/03     SLAAX   784767360

Life Vision Aggressive Growth Fund        B Shares   3/11/03     SLABX   784767576

Life Vision Aggressive Growth Fund        C Shares    4/1/05             78476A769
Life Vision Conservative Fund             A Shares   9/30/03     SVCAX   784767337

Life Vision Conservative Fund             B Shares   3/11/03     SCCBX   784767543

Life Vision Conservative Fund             C Shares    4/1/05             78476A751
Life Vision Growth and Income Fund        A Shares   9/30/03     SGIAX   784767352

Life Vision Growth and Income Fund        B Shares   3/11/03     SGIBX   784767568

Life Vision Growth and Income Fund        C Shares    4/1/05             78476A744
Life Vision Moderate Growth Fund          A Shares   9/30/03      --     784767345

Life Vision Moderate Growth Fund          B Shares   3/11/03     SVGBX   784767550

Life Vision Moderate Growth Fund          C Shares    4/1/05             78476A736



* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LIFE VISION AGGRESSIVE GROWTH FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High capital appreciation
INVESTMENT FOCUS                             Equity and money market funds
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Investing at least 80% of the Fund's assets in STI Classic
                                             Equity Funds
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


                                     INVESTMENT RANGE
                                      (PERCENTAGE OF
                                     THE LIFE VISION
                                        AGGRESSIVE
                                      GROWTH FUND'S
ASSET CLASS                              ASSETS)
Equity Funds                              80-100%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity
     Fund
  Value Income Stock Fund
Money Market Funds                          0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.



You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                   PROSPECTUS  3

decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. B Shares were offered beginning March 11, 2003, A Shares were offered beginning September 30, 2003 and C Shares were offered beginning April 1, 2005. Performance between June 30, 1997 and March 11, 2003 is that of T Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.



This bar chart shows changes in the performance of this Life Vision Fund's B Shares from year to year.*


(BAR CHART)


1995                                       25.12%
1996                                       16.62%
1997                                       22.53%
1998                                       12.31%
1999                                       10.31%
2000                                        6.30%
2001                                       -6.52%
2002                                      -18.11%
2003                                       25.84%
2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of this Life Vision Fund's Shares for the periods ended December 31, 2004, to those of a Hybrid 90/10 Blend of the S&P 500 (R) Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the B Shares. After-tax returns for other classes will vary.



                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                   X.XX%    X.XX%         X.XX%           X.XX%
Hybrid 90/10 Blend of
the Following Market
Benchmarks++            X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index       X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%

LIFE VISION AGGRESSIVE GROWTH FUND



           4  PROSPECTUS


                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
B SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                  XX.XX%    X.XX%         X.XX%           X.XX%
Fund Returns After
Taxes on
Distributions          XX.XX%    X.XX%         X.XX%           X.XX+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares    XX.XX%    X.XX%         X.XX%           X.XX+
Hybrid 90/10 Blend of
the Following Market
Benchmarks++           XX.XX%    X.XX%         X.XX%          XX.XX%
 S&P 500(R) Index      XX.XX%    X.XX%         X.XX%          XX.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%



                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
C SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
Fund Returns Before
Taxes                   X.XX%    X.XX%         X.XX%           X.XX%
Hybrid 90/10 Blend of
the Following Market
Benchmarks++            X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index       X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%


 * Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

 ++ Benchmarks reflect no deductions for fees, expenses or taxes.

                                              LIFE VISION AGGRESSIVE GROWTH FUND



                                                                PROSPECTUS  5

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold A Shares, B Shares and C Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           3.75%         None          None

Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)**                                  None          5.00%         1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

*** This redemption fee will be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES      B SHARES      C SHARES
Investment Advisory Fees*                                     x.xx %        x.xx %        x.xx%
Distribution and Service (12b-1) Fees                         x.xx%*+       x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%         x.xx% ------
Total Annual Operating Expenses                               x.xx%         x.xx%         x.xx% ------
Less Fee Waivers and Expense Reimbursements**                 (x.xx)%       (x.xx)%       (x.xx)% ----
Net Operating Expenses                                        x.xx%         x.xx%         x.xx%



  * Adjusted to reflect current fees/expenses.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of
    up to [    ]% average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
    payment of up to [    ]% of average daily net assets.



 ** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were 1.08%. Therefore, total annualized expenses for A Shares would be X.XX% before waivers and X.XX% after waivers, for B Shares would be XX% before waivers and XX% after waivers and for C Shares would be XX% before waivers and XX% after waivers.

LIFE VISION AGGRESSIVE GROWTH FUND



           6  PROSPECTUS

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX



These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX% for A Shares, X.XX% for B Shares and X.XX% for C Shares):


If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                   LIFE VISION CONSERVATIVE FUND



                                                                   PROSPECTUS  7

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS
  PRIMARY                                    Bond funds
  SECONDARY                                  Equity funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Bond Funds, and to a lesser
                                             extent, STI Classic Equity Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by
                                             limiting exposure to equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


                                        INVESTMENT RANGE
                                         (PERCENTAGE OF
                                        THE LIFE VISION
                                          CONSERVATIVE
ASSET CLASS                              FUND'S ASSETS)
Bond Funds                                   65-100%
  Classic Institutional High Quality
    Bond Fund
  High Income Fund
  Classic Institutional Total Return
    Bond Fund
  Classic Institutional Core Bond
    Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Short-Term U.S. Treasury Securities
    Fund
  U.S. Government Securities Fund


                                        INVESTMENT RANGE
                                         (PERCENTAGE OF
                                        THE LIFE VISION
                                          CONSERVATIVE
ASSET CLASS                              FUND'S ASSETS)
Equity Funds                                   0-35%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity Fund
  Value Income Stock Fund
Money Market Funds                             0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.



You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.

LIFE VISION CONSERVATIVE FUND



           8  PROSPECTUS

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. B Shares were offered beginning March 11, 2003, A Shares were offered beginning September 30, 2003 and C Shares were offered beginning March 1, 2005.



This bar chart shows the performance of the Fund's B Shares for the year ended 2004.*


(BAR CHART)


      BEST QUARTER               WORST QUARTER
         [XXX]%                     [XXX]%
         (X/X/X)                    (X/X/X)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                PROSPECTUS  9

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------

This table compares the average annual total return for this Life Vision Fund's shares for the periods ended December 31, 2004, to those of the [
                    ]. These returns assume shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the B Shares. After-tax returns for other classes will vary.



                                             SINCE
A SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       X.XX%      X.XX%
Hybrid 70/20/10 Blend of the
Following Market                   X.XX%      X.XX%
Benchmarks++                       X.XX%      X.XX%
 S&P 500 Index                     X.XX%      X.XX%
 Lehman Brothers U.S. Aggregate
 Bond Index                        X.XX%      X.XX%
 Citigroup 3-Month Treasury
 Bill Index                        X.XX%      X.XX%



                                             SINCE
B SHARES                          1 YEAR   INCEPTION*
Fund Returns
Before Taxes                       X.XX%      X.XX%
Fund Returns After
Taxes on Distributions             X.XX%      X.XX%
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                     X.XX%      X.XX%
Hybrid 70/20/10 Blend of the
Following Market Benchmarks++      5.35%      6.48%
 S&P(R) Index                     10.87%     15.00%
 Lehman Brothers U.S. Aggregate
 Bond Index                        4.34%      4.83%
 Citigroup 3-Month Treasury
 Bill Index                        1.24%      1.20%



 ++ Benchmarks reflect no deductions for fees, expenses or taxes.



 * Since inception of the B Shares on March 11, 2003. [Benchmark returns since
   [        ] (benchmark returns available only on a month-end basis).



                                             SINCE
C SHARES                          1 YEAR   INCEPTION*
Hybrid 70/20/10 Blend of the
Following Market                   X.XX%      X.XX%
Benchmarks++                       X.XX%      X.XX%
 S&P 500(R) Index                  X.XX%      X.XX%
 Lehman Brothers U.S. Aggregate
 Bond Index                        X.XX%      X.XX%
 Citigroup 3-Month Treasury
 Bill Index                        X.XX%      X.XX%



 ++ Benchmarks reflect no deductions for fees, expenses or taxes.



 * Since inception of the B Shares on March 11, 2003. [Benchmark returns since December 31, 2004 (benchmark returns available only on a month-end basis).]


(LINE GRAPH ICON)
          -------------------------------------------------------------

          WHAT IS AN INDEX?

          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its
performance would be lower. The [                              ]

LIFE VISION CONSERVATIVE FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold A Shares, B Shares and C Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           3.75%         None          X.XX%
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)**                                  None          5.00%         X.XX%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%         X.XX%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

*** This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              A SHARES     B SHARES     C SHARES
Investment Advisory Fees*                                     x.xx%        x.xx%        x.xx%
Distribution and Service (12b-1) Fees                         x.xx%*+      x.xx%        x.xx%
Other Expenses                                                x.xx%        x.xx%        x.xx%
                                                                                        ---------
Total Annual Operating Expenses                               x.xx%        x.xx%        x.xx%
                                                                                        ---------
Less Fee Waivers and Expense Reimbursements**                (x.xx)%      (x.xx)%      (x.xx)%
                                                                                        ---------
Net Operating Expenses                                        x.xx%        x.xx%        x.xx%



  * Adjusted to reflect current fees/expenses.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of
    up to [    ]% average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
    payment of up to [    ]% of average daily net assets.



 ** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were XX%. Therefore, total estimated annualized expenses for A Shares would be XX% before waivers and XX% after waivers, for B Shares would be XX% before waivers and XX% after waivers and for C Shares would be XX% before waivers and XX% after waivers.

                                                   LIFE VISION CONSERVATIVE FUND



                                                                  PROSPECTUS  11

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX



These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (XX% for A Shares, XX% for B Shares and XX% for C Shares):


If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund's estimated expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LIFE VISION GROWTH AND INCOME FUND



          12  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Equity and bond funds
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity Funds and, to a lesser
                                             extent, STI Classic Bond Funds
INVESTOR PROFILE                             Investors who want their assets to grow, but want to
                                             moderate the risks of equity securities through investment of a portion of their assets in bonds

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Growth and Income Fund invests at least 70% to 80% of its assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
                                     LIFE VISION GROWTH AND
ASSET CLASS                          INCOME FUND'S ASSETS)
Equity Funds                                  50-80%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity
    Fund
  Value Income Stock Fund
Bond Funds                                    20-50%
  Classic Institutional High
    Quality Bond Fund
  High Income Fund
  Classic Institutional Total
    Return Bond Fund
  Classic Institutional Core Bond
    Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Short-Term U.S. Treasury
    Securities Fund
  U.S. Government Securities Fund
Money Market Funds                             0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.



You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                  PROSPECTUS  13

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. B Shares were offered beginning March 11, 2003, A Shares were offered beginning September 30, 2003 and C Shares were offered beginning April 1, 2005. Performance between June 30, 1997 and March 11, 2003 is that of T Shares of the Fund, and has not been adjusted to reflect B Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of this Life Vision Fund's B Shares from year to year.*

(BAR CHART)

1995                                       22.68%
1996                                       12.16%
1997                                       18.08%
1998                                       11.16%
1999                                        7.95%
2000                                        7.08%
2001                                       -2.55%
2002                                      -11.99%
2003                                       23.41%
2004


      BEST QUARTER               WORST QUARTER
         XX.XX%                     XX.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of this Life Vision Fund's Shares for the periods ended December 31, 2004, to those of a Hybrid 65/25/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the B Shares. After-tax returns for other classes will vary.



                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
----------------------------------------------------------------------
Fund Returns Before
Taxes                   X.XX%    X.XX%         X.XX%           X.XX%
Hybrid 65/25/10 Blend
of the Following
Market Benchmarks++     X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index       X.XX%    X.XX%         X.XX%           X.XX%
 Lehman Brothers
 U.S. Aggregate Bond
 Index                  X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index   X.XX%    X.XX%         X.XX%           X.XX%

LIFE VISION GROWTH AND INCOME FUND



          14  PROSPECTUS


                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
B SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
----------------------------------------------------------------------
Fund Returns Before
Taxes                   X.XX%    X.XX%         X.XX%           X.XX%
Fund Returns After
Taxes on
Distributions           X.XX%    X.XX%         X.XX%          X.XX+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     X.XX%    X.XX%         X.XX%          X.XX+
Hybrid 65/25/10 Blend
of the Following
Market Benchmarks++     X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index       X.XX%    X.XX%         X.XX%           X.XX%
 Lehman Brothers U.S.
 Aggregate Bond Index   X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%



                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
C SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
----------------------------------------------------------------------
Fund Returns Before
Taxes                   X.XX%    X.XX%         X.XX%           X.XX%
Hybrid 65/25/10 Blend
of the Following
Market Benchmarks++     X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index       X.XX%    X.XX%         X.XX%           X.XX%
 Lehman  Brothers
 U.S. Aggregate Bond
 Index                  X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%


 * Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
** Includes performance of the Adviser's asset allocation program.
 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.
 ++ Benchmarks reflect no deductions for fees, expenses or taxes.

                                              LIFE VISION GROWTH AND INCOME FUND



                                                                PROSPECTUS  15

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold A Shares, B Shares and C Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           3.75%         None
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)**                                  None          5.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

*** This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              A SHARES     B SHARES     C SHARES
Investment Advisory Fees*                                     x.xx%        x.xx%        x.xx%
Distribution and Service (12b-1) Fees                         x.xx%*+      x.xx%        x.xx%
Other Expenses                                                x.xx%        x.xx%        x.xx%
                                                                                        ---------
Total Annual Operating Expenses                               x.xx%        x.xx%        x.xx%
                                                                                        ---------
Less Fee Waivers and Expense Reimbursements**                (x.xx)%       (x.xx)%     (x.xx)%
                                                                                        ---------
Net Operating Expenses                                        x.xx%         x.xx%       x.xx%



  * Adjusted to reflect current fees/expenses.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of
    up to [    ]% average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
    payment of up to [    ]% of average daily net assets.



 ** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were x.xx%. Therefore, total annualized expenses for A Shares would be X.XX% before waivers and X.XX% after waivers, for B Shares would be X.XX% before waivers and X.XX% after waivers and C Shares would be X.XX% before waivers and X.XX% after waivers.

LIFE VISION GROWTH AND INCOME FUND



          16  PROSPECTUS

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX



These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX% for A Shares, X.XX% for B Shares and X.XX% for C Shares):


If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation and current income
INVESTMENT FOCUS                             Equity and bond funds
SHARE PRICE VOLATILITY                       Low
PRINCIPAL INVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a
                                             combination of STI Classic Equity and Bond Funds
INVESTOR PROFILE                             Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following underlying STI Classic Funds within the percentage ranges indicated:


                                      INVESTMENT RANGE
                                     (PERCENTAGE OF THE
                                    LIFE VISION MODERATE
ASSET CLASS                         GROWTH FUND'S ASSETS)
Equity Funds                                35-65%
  Aggressive Growth Stock Fund
  Capital Appreciation Fund
  Emerging Growth Stock Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Mid-Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
  Strategic Quantitative Equity
    Fund
  Value Income Stock Fund
Bond Funds                                  35-65%
  Classic Institutional High
    Quality Bond Fund
  High Income Fund
  Classic Institutional Total
    Return Bond Fund
  Classic Institutional Core Bond
    Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage
    Securities Fund
  Short-Term U.S. Treasury
    Securities Fund
  U.S. Government Securities Fund
Money Market Funds                           0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized.


Because companies tend to shift in relative attraction, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.



You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-800-428-6970, or from the Fund's website at www.sticlassicfunds.com.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate

LIFE VISION MODERATE GROWTH FUND



          18  PROSPECTUS

market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. B Shares were offered beginning March 11, 2003. A Shares were offered beginning September 30, 2003 and C Shares were offered beginning April 1, 2005. Performance between June 30, 1997 and March 11, 2003 is that of T Shares of the Fund, and has not been adjusted to reflect B Share expenses. If it had been, performance would have been lower.


This bar chart shows changes in the performance of this Life Vision Fund's B Shares from year to year.*

(BAR CHART)


1995                                       20.52%
1996                                       10.51%
1997                                       16.41%
1998                                       11.15%
1999                                        6.19%
2000                                        5.46%
2001                                       -1.10%
2002                                       -8.28%
2003                                       19.24%
2004



      BEST QUARTER               WORST QUARTER
         XX.XX%                      X.XX%
       (XX/XX/XX)                 (XX/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was X.XX%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the average annual total returns of this Life Vision Fund's Shares for the periods ended December 31, 2004, to those of a Hybrid 50/40/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the B Shares. After-tax returns for other classes will vary.



                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
A SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
----------------------------------------------------------------------
Fund Returns Before
Taxes                   X.XX%    X.XX%         X.XX%           X.XX%
Hybrid 50/40/10 Blend
of the Following
Market Benchmarks++     X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index       X.XX%    X.XX%         X.XX%           X.XX%
 Lehman Brothers
U.S. Aggregate Bond
 Index                  X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  19


                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
B SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
----------------------------------------------------------------------
Fund Returns Before
Taxes                  XX.XX%    X.XX%         X.XX%           X.XX%
Fund Returns After
Taxes on
Distributions          XX.XX%    X.XX%         X.XX%           X.XX+
Fund Returns After
Taxes on
Distributions and
Sale of Fund Shares     X.XX%    X.XX%         X.XX%           X.XX+
Hybrid 50/40/10 Blend
of the Following
Market Benchmarks++    XX.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index      XX.XX%    X.XX%         X.XX%          XX.XX%
 Lehman Brothers U.S.
 Aggregate Bond Index   X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill Index    X.XX%    X.XX%         X.XX%           X.XX%



                                          SINCE INCEPTION
                                              OF THE
                                            REGISTERED
C SHARES               1 YEAR   5 YEARS    MUTUAL FUND*     10 YEARS**
----------------------------------------------------------------------
Fund Returns Before
Taxes................   X.XX%    X.XX%         X.XX%           X.XX%
Hybrid 50/40/10 Blend
of the
Following Market
Benchmarks++.........   X.XX%    X.XX%         X.XX%           X.XX%
 S&P 500(R) Index...    X.XX%    X.XX%         X.XX%           X.XX%
 Lehman Brothers
 U.S. Aggregate Bond
 Index................  X.XX%    X.XX%         X.XX%           X.XX%
 Citigroup 3-Month
 Treasury Bill
 Index...............   X.XX%    X.XX%         X.XX%           X.XX%


 * Since inception of the T Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

** Includes performance of the Adviser's asset allocation program.

 + It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

 ++ Benchmarks reflect no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

LIFE VISION MODERATE GROWTH FUND



          20  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold A Shares, B Shares and C Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                              A SHARES      B SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           3.75%         None          X.XX%
Maximum Contingent Deferred Sales Charge (as a percentage of
  original purchase price)**                                  None          5.00%         X.XX%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%         X.XX%


  * This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

*** This redemption fee may be imposed if you redeem your shares within seven days of purchase. See "Market Timing Policies and Procedures."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                                              A SHARES      B SHARES      C SHARES
Investment Advisory Fees*                                     x.xx%         x.xx%         x.xx%
Distribution and Service (12b-1) Fees                         x.xx%*+       x.xx%         x.xx%
Other Expenses                                                x.xx%         x.xx%         x.xx%
                                                                                          ------------
Total Annual Operating Expenses                               x.xx%         x.xx%         x.xx%
                                                                                          ------------
Less Fee Waivers and Expense Reimbursements**                (x.xx)%       (x.xx)%       (x.xx)%
                                                                                          ------------
Net Operating Expenses                                        x.xx%         x.xx%         x.xx%



  * Adjusted to reflect current fees/expenses.



  + The Fund's Distribution and Service Plan for A Shares authorizes payment of
    up to [    ]% average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved
    payment of up to [    ]% of average daily net assets.



 ** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the amount shown under Net Operating Expenses. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.



The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the Fund. Based on restated expenses of the underlying STI Classic Funds, the costs borne by the Fund on investments in underlying STI Classic Funds were x.xx%. Therefore, total annualized expenses for A Shares would be X.XX% before waivers and X.XX% after waivers, for B Shares would be X.XX% before waivers and X.XX% after waivers, and for C Shares would be X.XX% before waivers and X.XX% after waivers.

                                                LIFE VISION MODERATE GROWTH FUND



                                                                  PROSPECTUS  21

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX



These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (X.XX% for A Shares, X.XX% for B Shares and X.XX% for C Shares):


If you sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


If you do not sell your shares at the end of the period:


                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $XXX      $XXX
B Shares                $XXX      $XXX
C Shares                $XXX      $XXX


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK



          22  PROSPECTUS

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                                         MORE INFORMATION ABOUT FUND INVESTMENTS



                                                                  PROSPECTUS  23

FIXED INCOME RISK

Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

All Funds

Factors such as Fund expenses, imperfect correlation between a Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER



          24  PROSPECTUS

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2005, the Adviser had approximately $xx.x billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees of:



  Life Vision Aggressive Growth Fund       X.XX%



  Life Vision Conservative Fund            X.XX%



  Life Vision Growth and Income Fund       X.XX%



  Life Vision Moderate Growth Fund         X.XX%


The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS



The following individuals are primarily responsible for the day-to-day management of the Funds.



Mr. Gregory L. Fraser, CFA, has served as Vice President of Trusco since December 2003, after serving as an Independent Consultant for Trusco from April 2003 to November 2003. He focuses on the fixed-income assets of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND AND LIFE VISION MODERATE GROWTH FUND and has served as co-manager of each Fund since January 2004. Prior to joining Trusco, Mr. Fraser served as Vice President and Bond Manager at Fiduciary Trust Co., International, a subsidiary of Franklin Templeton Investments from October 2000 to March 2003. He has more than 11 years of investment experience.



Mr. Alan Gayle has served as Senior Investment Strategist of Trusco since 1997 and Managing Director of Trusco since July 2000. He focuses on the equity assets of the LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND AND LIFE VISION MODERATE GROWTH FUND and has served as the lead manager since each Fund's inception. He has more than 28 years of investment experience.



The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Funds.


(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and B Shares of the Funds.


B shares are closed to purchases by new and existing investors. Existing shareholders, however, may still reinvest dividend and capital gain distributions in B Shares of the Funds.


HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

- Mail*

- Telephone (1-800-874-4770)

- Wire

- Automated Clearing House (ACH)


* The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency,

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  25


  as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.



You may also buy shares through financial intermediaries or financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial intermediary or institution directly and follow its procedures for Fund share transactions. Your institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.



[If you pay with a check of ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account reimbursement.]



The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency, as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC FINANCIAL INSTITUTIONS' OR INTERMEDIARIES' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.


HOW THE FUNDS CALCULATE NAV


In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



Although the Funds, except the International Equity Fund and the Investment Grade Bond Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          26  PROSPECTUS


exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.


MINIMUM/MAXIMUM PURCHASES


To purchase A and C shares for the first time, you must invest in any Fund at least:



CLASS                      DOLLAR AMOUNT
A Shares                   $2,000
C Shares                   $5,000 ($2,000 for IRAs
                           or other tax qualified
                           accounts)



Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A Shares of that Fund.


Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN



If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  27

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGES

FRONT-END SALES CHARGES - A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                             YOUR SALES      YOUR SALES
                             CHARGE AS A     CHARGE AS A
                            PERCENTAGE OF   PERCENTAGE OF
                              OFFERING        YOUR NET
IF YOUR INVESTMENT IS:         PRICE*        INVESTMENT
Less than $100,000              3.75%           3.90%

$100,000 but less than
$250,000                        3.25%           3.36%

$250,000 but less than
$1,000,000                      2.50%           2.56%

$1,000,000 and over              None            None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE - A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;

- through a SunTrust Securities, Inc. asset allocation account;

- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of SunTrust and its affiliates;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with SunTrust;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          28  PROSPECTUS

you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - A SHARES


RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.



The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for



- your individual account(s),



- your spouse's account(s),



- joint account(s) with your spouse,



- your minor children's trust or custodial accounts.



A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s) account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.



LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges -- A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.



You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).



COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.



You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - B SHARES

You do not pay a sales charge when you purchase B Shares. However, if you redeem your shares within five years of purchase, you will generally pay a CDSC on these shares according to the following schedule:

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  29

                           CDSC AS A PERCENTAGE OF
                          ORIGINAL PURCHASE AMOUNT
YEARS AFTER PURCHASE          SUBJECT TO CHARGE
0 to 1 Year                          5%
1 to 2 Years                         4%
2 to 3 Years                         4%
3 to 4 Years                         3%
4 to 5 Years                         2%
5 Years+*                            0%

* B Shares automatically convert to A Shares after eight years.

The CDSC does not apply to share price appreciation or shares acquired through dividend or capital gains distribution reinvestment. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held longest (therefore having the lowest CDSC).

WAIVER OF THE CDSC

No CDSC is imposed if you sell your shares under any of the following circumstances:


- Death or Post purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)


     - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;


     - You die or become disabled after the account is opened;


     - Redemption must be made within 1 year of such death/disability;

     - The Fund must be notified in writing of such death/disability at time of redemption request;

     - The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

- Shares purchased through dividend and capital gains reinvestment.

- Participation in the Systematic Withdrawal Plan described below:

     - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;

     - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

     - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
  (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

- Exchanges for B Shares of other Life Vision Funds.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - C SHARES



You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          30  PROSPECTUS


the time of purchase, or (2) NAV of the shares next calculated after a Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to the exchange of C Shares of one Fund for C Shares of another Fund.



WAIVER OF CDSC



The CDSC will be waived if you sell your L Shares for the following reasons:



- to make certain withdrawals from a retirement plan (not including IRAs);



- because of death or disability; or



- for certain payments under the Systematic Withdrawal Plan -- up to 12% annually of the value of your shares of the Fund held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail).


OFFERING PRICE OF FUND SHARES


The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of B Shares and C Shares is simply the next calculated NAV.


HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other financial institution, contact that broker, institution or intermediary to sell your shares. Your broker, institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund.



A signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:



- over $25,000;



- made payable to someone other than the registered shareholder; or



- sent to an address or bank account other than the address or bank account of record, or an address or bank account of record that has been changed within the last 10 business days.



The sale price of each share will be the NAV next determined after the Fund receives your request less, in the case of B Shares and C Shares, any applicable CDSC.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check [or, if you have a checking or savings account with a bank, electronically transferred to your account.] Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."


RECEIVING YOUR MONEY


Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a [$7.00] fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


REDEMPTION FEE



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  31


less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:


CLASS         DOLLAR AMOUNT
A Shares      $2,000
B Shares      $5,000 ($2,000 for IRAs or other tax
              qualified accounts)
L Shares      $5,000 ($2,000 for IRAs or other tax
              qualified accounts)


But the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES


You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least [$1,000].



The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.



IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.


EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange requests.


A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an STI Classic Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange.


The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.


B SHARES

You may exchange B Shares of any Life Vision Fund for B Shares of any other Life Vision Fund. For purposes of computing the CDSC applicable to B Shares, as well as the 8-year automatic conversion period, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by an exchange.

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          32  PROSPECTUS


C SHARES



You may exchange C Shares of a Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange C Shares of the Fund for C shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for C Shares of a Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.


TELEPHONE TRANSACTIONS


Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.



The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.



- A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  33


  than the required holding period, the redemption fee will be assessed.



The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.



REDEMPTION FEE POLICY



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) 7 days or less after their date of purchase. The redemption fee will be paid to the appropriate Fund to help offset costs to protect the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DIVIDENDS, DISTRIBUTIONS AND TAXES




          34  PROSPECTUS


DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While B Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 4% of the amount invested to broker-dealers and other financial intermediaries who sell B Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.


While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 2% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.


Maximum distribution fees, as a percentage of average daily net assets, are as follows:

FOR A SHARES
Life Vision Aggressive Growth Fund          0.50%
Life Vision Conservative Fund               0.40%
Life Vision Growth and Income Fund          0.50%
Life Vision Moderate Growth Fund            0.50%

For B Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.


For C Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.


The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income quarterly. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation,

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES




                                                                  PROSPECTUS  35

the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



          36  PROSPECTUS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ended May 31, 2003 and 2004 and March 31, 2005 has been audited by [to be provided by amendment]. The Report of Independent Registered Public Accounting Firm for the period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970]. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.


                                    NET ASSET                        NET REALIZED
                                      VALUE,            NET         AND UNREALIZED
                                    BEGINNING        INVESTMENT        GAINS ON        TOTAL FROM
                                    OF PERIOD      INCOME (LOSS)     INVESTMENTS       OPERATIONS
                                    ---------      -------------     -----------       ----------
LIFE VISION AGGRESSIVE GROWTH
  FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES

LIFE VISION CONSERVATIVE FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES

LIFE VISION GROWTH AND INCOME
  FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES

LIFE VISION MODERATE GROWTH FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES
    2005........................

                                      DIVIDENDS
                                      FROM NET        DISTRIBUTIONS    TOTAL DIVIDENDS
                                     INVESTMENT       FROM REALIZED          AND
                                       INCOME         CAPITAL GAINS     DISTRIBUTIONS
                                       ------         -------------     -------------
LIFE VISION AGGRESSIVE GROWTH
  FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES
LIFE VISION CONSERVATIVE FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES
LIFE VISION GROWTH AND INCOME
  FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES
LIFE VISION MODERATE GROWTH FUND
  A SHARES
    2005........................
    2004........................
  B SHARES
    2005........................
    2004........................
    2003........................
  C SHARES
    2005........................

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  37


             NET ASSET                             NET ASSETS,
             VALUE, END           TOTAL              END OF
             OF PERIOD           RETURN+          PERIOD (000)
             ---------           -------          ------------

                                    RATIO OF             RATIO OF
              RATIO OF NET       NET INVESTMENT         EXPENSES TO
                EXPENSES          INCOME (LOSS)     AVERAGE NET ASSETS        PORTFOLIO
               TO AVERAGE          TO AVERAGE       (EXCLUDING WAIVERS        TURNOVER
               NET ASSETS          NET ASSETS       AND REIMBURSEMENTS)         RATE
               ----------          ----------       -------------------         ----

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW


Washington, DC 20004


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The STI Classic Funds' Investment Company Act registration number is 811-06557.



                                                                          XXXXXX

                              STI CLASSIC FUNDS
                              SMALL CAP VALUE EQUITY FUNDS
                              I SHARES



                              PROSPECTUS

[LOGO]
                                  August 1, 2005


                              SMALL CAP VALUE EQUITY FUND
                              FOR PARTICIPANTS OF
                              THE COCOA-COLA ENTERPRISES (CCE) 401(k) PLAN


                                   INVESTMENT ADVISER:

                                   TRUSCO CAPITAL MANAGEMENT, INC.
                                   (the "Adviser")





                                   STI CLASSIC FUNDS

                                   The Securities and Exchange Commission
                                   has not approved or disapproved these
                                   securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares (formerly, T Shares) of the Small Cap Value Equity Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


        SMALL CAP VALUE EQUITY FUND


        FUND SUMMARY


        INVESTMENT STRATEGY


        WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS
          FUND?


        PERFORMANCE INFORMATION


        FUND FEES AND EXPENSES


        MORE INFORMATION ABOUT RISK


        INFORMATION ABOUT PORTFOLIO HOLDINGS


        MORE INFORMATION ABOUT FUND INVESTMENTS


        INVESTMENT ADVISER


        PORTFOLIO MANAGER


        PURCHASING AND SELLING FUND SHARES


        DIVIDENDS AND DISTRIBUTIONS


        TAXES


        FINANCIAL HIGHLIGHTS

INSIDE
BACK     PRIVACY POLICY
COVER


 BACK   HOW TO OBTAIN MORE INFORMATION ABOUT THE
COVER    STI CLASSIC FUNDS


--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)
(TELESCOPE INVESTMENT STRATEGY
  ICON)
(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)
(TARGET    PERFORMANCE INFORMATION
  ICON)
(LINE      WHAT IS AN INDEX?
  GRAPH
  ICON)
(COIN      FUND FEES AND EXPENSES
  ICON)
(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)
(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)
(HAND      PURCHASING AND SELLING
  SHAKE    FUND SHARES
  ICON)

--------------------------------------------------------------------------------

AUGUST 1, 2005

                                                                   PROSPECTUS  1

                                                             CUSIP/TICKER SYMBOL


FUND NAME                                              CLASS     INCEPTION*   TICKER     CUSIP


Small Cap Value Equity Fund                            I Shares    1/31/97    SCETX      784766370



* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS


SMALL CAP VALUE EQUITY FUND


(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS

  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). U.S. traded securities may include American Depositary Receipts (ADRs) among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective fund's performance has been adjusted to reflect the current fees and expenses for I Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

                                                                   PROSPECTUS  3

                                                     SMALL CAP VALUE EQUITY FUND





This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


(BAR CHART)

1995                    30.99%
1996                    34.25%
1997                    32.59%
1998                    -13.45%
1999                    -2.72%
2000                    17.96%
2001                    21.21%
2002                    -1.74%
2003                    37.05%
2004


      BEST QUARTER               WORST QUARTER



         XX.XX%                     XX.XX%



        (X/XX/XX)                  (X/XX/XX)



* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/05 to 6/30/05 was x.xx%.


-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell 2000(R) Value Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.





                                             SINCE
I SHARES                1 YEAR   5 YEARS   INCEPTION*
Small Cap Value Equity
Fund                     xx.xx%   xx.xx%     xx.xx%

Russell 2000(R) Value
Index                    xx.xx%   xx.xx%     xx.xx%




* Since inception of the collective investment fund on August 31, 1994.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.


(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                              I SHARES
Investment Advisory Fees                                      x.xx%

Other Expenses                                                x.xx%
                                                              -----------------

Total Annual Operating Expenses**                             x.xx%



 * Adjusted to reflect current fees.



** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.



Small Cap Value Equity Fund - I Shares                         x.xx%


-------------------------------------------------------------

EXAMPLE
-------------------------------------------------------------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $xxx     $xxx      $xxx      $x,xxx


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. For more information about these fees, see "Investment Adviser."

4  PROSPECTUS

MORE INFORMATION ABOUT RISK




(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual Funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

                                                                   PROSPECTUS  5

                                                              INVESTMENT ADVISER




(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. Of course, the Fund cannot guarantee that it will achieve its investment goal.


INFORMATION ABOUT PORTFOLIO HOLDINGS



A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.


(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2005, the Adviser had approximately $xx.x billion in assets under management. For the fiscal period ended March 31, 2005, the Adviser received advisory fees of x.xx% of the Fund's daily net assets.


The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER


Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1994. He has managed the Fund since it began operating in January 1997 and is supported by a back-up portfolio manager. He has more than 20 years of investment experience.



The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund.


(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase or sell (sometimes called "redeem") I Shares of the Fund. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.


HOW TO PURCHASE FUND SHARES


The Fund offers I Shares only to financial institutions or intermediaries for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase I Shares through accounts made with financial institutions. I Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. The Fund may reject any

6  PROSPECTUS

PURCHASING AND SELLING FUND SHARES




purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.




HOW THE FUND CALCULATES NAV


In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.



Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.



With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.


NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.



IN-KIND PURCHASES



Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing

                                                                   PROSPECTUS  7

                                              PURCHASING AND SELLING FUND SHARES





methods used by the Fund. For further information about this form of payment, please call 1-800-428-6970.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.


In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES


You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.



Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Fund receives your request.


RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request but it may take up to seven days.

8  PROSPECTUS

PURCHASING AND SELLING FUND SHARES




REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


REDEMPTION FEE



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.



To redeem shares by telephone:



- the redemption amount must be under $25,000;



- redemption checks must be made payable to the registered shareholder; and



- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.



MARKET TIMING POLICIES AND PROCEDURES



The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.



The Fund and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:



- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or their service providers may, at their discretion, reject any additional purchase orders. The Fund define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.



- The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

                                                                   PROSPECTUS  9

                                              PURCHASING AND SELLING FUND SHARES





- A redemption fee of 2% will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The Fund and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.



Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.



A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed 7 days or less after their date of purchase. The redemption fee will be paid to the Fund to help offset costs to protect the Fund's long-term shareholders. The Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.



The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.



The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.



Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

10  PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES




DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state of self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If your 401(k) Plan owns Fund shares on the Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

11  PROSPECTUS

FINANCIAL HIGHLIGHTS




FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002, 2003, and 2004 and March 31, 2005 has been audited by [to be provided by amendment]. The information for prior periods has been audited by a predecessor independent accounting firms that has ceased operations. The Report of Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling [1-800-428-6970]. The 2005 Annual Report is incorporated by reference into the Statement of Additional Information.


                           NET ASSET                             NET REALIZED                              DIVIDENDS
                            VALUE,                NET           AND UNREALIZED                             FROM NET
                           BEGINNING          INVESTMENT        GAINS (LOSSES)        TOTAL FROM          INVESTMENT
                           OF PERIOD         INCOME (LOSS)      ON INVESTMENTS        OPERATIONS            INCOME
                           ---------         -------------      --------------        ----------            ------
SMALL CAP VALUE EQUITY FUND

  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

                                                 TOTAL
                         DISTRIBUTIONS         DIVIDENDS
                         FROM REALIZED            AND
                         CAPITAL GAINS       DISTRIBUTIONS
                         -------------       -------------
SMALL CAP VALUE EQUIT
  I SHARES
    2005.............
    2004.............
    2003.............
    2002.............
    2001.............

                                                                  PROSPECTUS  12

                                                            FINANCIAL HIGHLIGHTS







                                                                                                      RATIO OF EXPENSES TO
                                                                RATIO OF             RATIO OF          AVERAGE NET ASSETS
    NET ASSET                              NET ASSETS,        NET EXPENSES        NET INVESTMENT       (EXCLUDING WAIVERS
   VALUE, END             TOTAL              END OF            TO AVERAGE        INCOME (LOSS) TO            AND/OR
    OF PERIOD            RETURN+          PERIOD (000)         NET ASSETS       AVERAGE NET ASSETS      REIMBURSEMENTS)
    ---------            -------          ------------         ----------       ------------------      ---------------


    NET ASSET          PORTFOLIO
   VALUE, END          TURNOVER
    OF PERIOD            RATE
    ---------            ----

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-428-6970.

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW
Washington, DC 20004


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's manager about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUND'S WEBSITE: www.sticlassicfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The STI Classic Funds' Investment Company Act registration number is 811-06557.



                                                                   xxxxxxxxxxxxx

                                STI CLASSIC FUNDS

                                   BOND FUNDS

                                    C SHARES

                                   PROSPECTUS

                                 AUGUST 1, 2005

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about C Shares (formerly, L Shares) of the Classic Institutional High Quality Bond and Classic Institutional Total Return Bond Funds (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                                   PAGE
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND....................................   XXX
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND....................................   XXX
MORE INFORMATION ABOUT RISK.....................................................   XXX
MORE INFORMATION ABOUT FUND INVESTMENTS.........................................   XXX
INFORMATION ABOUT PORTFOLIO HOLDINGS............................................   XXX
INVESTMENT ADVISER..............................................................   XXX
PORTFOLIO MANAGERS..............................................................   XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES..................................   XXX
DIVIDENDS AND DISTRIBUTIONS.....................................................   XXX
TAXES...........................................................................   XXX
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS......................   Back Cover

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

FUND SUMMARY

INVESTMENT GOAL                      Current income and price appreciation

INVESTMENT FOCUS                     High quality fixed income securities

SHARE PRICE VOLATILITY               Low

PRINCIPAL INVESTMENT STRATEGY        Attempts to identify intermediate duration securities
                                     that offer solid return potential and yield

INVESTOR PROFILE                     Conservative investors seeking to maximize income and
                                     yield consistent with intermediate share price volatility

INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years. The Fund invests in debt securities of U.S. and non-U.S. issuers. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund's C Shares have not yet commenced operations and, therefore, do not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                          C SHARES
                                                                                          --------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*                  1.00%
Redemption Fee (as a percentage of net asset value)*                                        2.00%

* This sales charge is imposed if you sell your C Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Sales Charges."

** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                      C SHARES
                                                      --------
Investment Advisory Fees                                X.XX%
Distribution and Service (12b-1) Fees                   X.XX%
Other Expenses                                          X.XX%*
                                                        ----
Total Annual Fund Operating Expenses                    X.XX%**


----------
*     Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.


Classic Institutional High Quality Bond Fund -- C Shares     X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


1 YEAR       3 YEARS
$XXX            $XXX


If you do not sell your shares at the end of the period:


1 YEAR      3 YEARS
$XXX        $XXX


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income and price appreciation

INVESTMENT FOCUS                   Government, corporate, and mortgage-backed securities, plus other opportunistic investments

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to recognize relative value in fixed income markets

INVESTOR PROFILE                   Investors seeking diversification and attractive
                                   total returns in the fixed income market

INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. The Fund invests in debt securities of U.S. and non-U.S. issuers. Because companies tend to shift in relative attraction, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities (TIPS). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund's C Shares have not yet commenced operations and, therefore, do not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                               C SHARES
                                                                                               --------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*                       1.00%
Redemption Fee (as a percentage of net asset value)**                                            2.00%

* This sales charge is imposed if you sell your C Shares within one year of your purchase and decreases over time, depending on how long you own your shares. See "Sales Charges."

** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                              C SHARES
                                              --------
Investment Advisory Fees                        X.XX%
Distribution and Service (12b-1) Fees           X.XX%
Other Expenses                                  X.XX%*
                                                ----
Total Annual Fund Operating Expenses            X.XX%**


----------
*     Other expenses are based on estimated amounts for the current fiscal year.

**    The Adviser may waive a portion of its fees in order to limit the total operating expenses to the levels set forth below. The Adviser may discontinue all or a part of this fee waiver at any time.


Classic Institutional Total Return Bond Fund -- C Shares      X.XX%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:


1 YEAR            3 YEARS
$XXX                 $XXX


If you do not sell your shares at the end of the period:


1 YEAR            3 YEARS
$XXX                $XXX


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK - - (Both Funds) Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

      - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

      - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

      - There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

      -     There may not be a liquid secondary market for derivatives.

      -     Trading restrictions or limitations may be imposed by an exchange.

      -     Government regulations may restrict trading in derivatives.

      - The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EXCHANGE TRADED FUND RISK - - (Both Funds) The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK -- -- (Both Funds) The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITIES RISK - (Both Funds) Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

CREDIT RISK - - (Both Funds) The possibility that an issuer will be unable to make timely payments of either principal or interest.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which a fund discloses its portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the Adviser to the Funds. As of June 30, 2005, the Adviser had approximately $[ ] billion in assets under management. For its advisory services to the

Funds, the Adviser is entitled to receive the following fees as a percentage of each Fund's daily net assets:

Classic Institutional High Quality Bond Fund                                                0.50%
Classic Institutional Total Return Bond Fund                                                0.45%

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 24 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the Funds since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix from November 1999 to May 2004, after serving as a Fixed Income Portfolio Manager at GRE Insurance Group form February 1996 to July 1999. He has more than 19 years of investment experience.

Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 200 to May 2004, after serving as Vice President, Fixed Income, ad Conning Asset Management from June 1995 to May 2000. He has more than 10 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange C Shares of the Funds.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

-     Mail*

-     Telephone (1-800-874-4770)

-     Wire

-     Automated Clearing House (ACH)

The Funds do not accept cash, credit card checks, third party checks, travelers' checks, money orders, or checks drawn on a foreign currency as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.

You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

[If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.] A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - - such as on days in advance of certain holidays - - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors can not buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and the dividing that figure by the number of outstanding shares of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000 ($2,000 for IRA accounts) in C Shares of the Funds.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. You should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if is the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC)

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

Death or Post purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

- You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

-     You die or become disabled after the account is opened;

-     Redemption must be made within 1 year of such death/disability;

- The Fund must be notified in writing of such death/disability at time of redemption request;

- The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

Shares purchased through dividend and capital gains reinvestment.

Participation in the Systematic Withdrawal Plan described below:

      - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;

      - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

      - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

Required mandatory minimum withdrawals made after 701/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
(IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of C Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund.

A signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

      -     over $25,000;

      -     made payable to someone other than the registered shareholder;

      - sent to an address or bank account other than the address or bank account on record, or an address or bank account of record that has been changed within the last 10 business days.

The sale price of each share will be the next NAV determined after the Funds receive your request less any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check [or, if you have a checking or savings account with a bank, electronically transferred to your account.] Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a [$7.00] fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $5,000 ($2,000 for IRA accounts) due to redemptions you may be required to sell your shares. But the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for C Shares of any other STI Classic Fund on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. You may also exchange C Shares of another STI Classic Fund for C Shares of each Fund in the same way. Exchange requests must be for an amount of at least [$1,000.]

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM THE DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange C Shares of each Fund, you are really selling your shares and buying C Shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange C Shares of any STI Classic Fund for C Shares of the STI Classic Institutional

U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for C Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to help offset costs to the Funds' remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

      -     the redemption amount must be under $25,000;

      - redemption checks must be made payable to the registered shareholder; and

      - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 business days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period.

- If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the appropriate Fund to help offset costs to the Fund's long-term shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. [For this reason, the Funds request the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Funds.] However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved [prior to implementation] by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Funds to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1.00% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

From the Funds' Website: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS


                                 AUGUST 1, 2005



                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")



This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated August 1, 2005, as supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):



                                                                     C SHARES     I SHARES
                                                                   (FORMERLY, L  (FORMERLY, T  INSTITUTIONAL
                                              A SHARES  B SHARES      SHARES)       SHARES)        SHARES
                                              --------  --------   ------------  ------------  -------------
EQUITY FUNDS

Aggressive Growth Stock Fund                     [X]                  [X]            [X]

Capital Appreciation Fund                        [X]                  [X]            [X]

Emerging Growth Stock Fund                       [X]                  [X]            [X]

Growth and Income Fund                           [X]                  [X]            [X]

International Equity Fund                        [X]                  [X]            [X]

International Equity Index Fund                  [X]                  [X]            [X]

Mid-Cap Equity Fund                              [X]                  [X]            [X]

Mid-Cap Value Equity Fund                        [X]                  [X]            [X]

Small Cap Growth Stock Fund                      [X]                  [X]            [X]

Small Cap Value Equity Fund                      [X]                  [X]            [X]

Strategic Quantitative Equity Fund               [X]                  [X]            [X]

Quality Growth Stock Fund (formerly, Tax
Sensitive Growth Stock Fund)                     [X]                  [X]            [X]

Value Income Stock Fund                          [X]                  [X]            [X]

BALANCED FUND

Balanced Fund                                    [X]                  [X]            [X]

BOND FUNDS

High Income Fund                                 [X]                  [X]            [X]

Investment Grade Bond Fund                       [X]                  [X]            [X]

Limited-Term Federal Mortgage Securities
Fund                                             [X]                  [X]            [X]

                                                                     C SHARES     I SHARES
                                                                   (FORMERLY, L  (FORMERLY, T  INSTITUTIONAL
                                              A SHARES  B SHARES      SHARES)       SHARES)        SHARES
                                              --------  --------   ------------  ------------  -------------
Short-Term Bond Fund                             [X]                  [X]            [X]

Short-Term U.S. Treasury Securities Fund         [X]                  [X]            [X]

Strategic Income Fund                            [X]                  [X]            [X]

U.S. Government Securities Fund                  [X]                  [X]            [X]

Core Bond Fund (formerly Classic
Institutional Core Bond Fund)                    [X]                  [X]            [X]           [X]

Intermediate Bond Fund (formerly Classic
Institutional Intermediate Bond Fund)            [X]                  [X]            [X]           [X]

Seix High Yield Fund (formerly Seix
Institutional High Yield Fund)                   [X]                  [X]            [X]           [X]

Limited Duration Fund (formerly Classic
Institutional Limited Duration Fund)             [X]                  [X]            [X]           [X]

TAX-EXEMPT BOND FUNDS

Florida Tax-Exempt Bond Fund                     [X]                  [X]            [X]

Georgia Tax-Exempt Bond Fund                     [X]                  [X]            [X]

Investment Grade Tax-Exempt Bond Fund            [X]                  [X]            [X]

Maryland Municipal Bond Fund                     [X]                  [X]            [X]

North Carolina Tax-Exempt Bond Fund              [X]                  [X]            [X]

Virginia Intermediate Municipal Bond Fund        [X]                  [X]            [X]

Virginia Municipal Bond Fund                     [X]                  [X]            [X]

MONEY MARKET FUNDS

Prime Quality Money Market Fund                  [X]                  [X]            [X]

Tax-Exempt Money Market Fund                     [X]                                 [X]

U.S. Government Securities Money Market
Fund                                             [X]                                 [X]

U.S. Treasury Money Market Fund                  [X]                                 [X]

Virginia Tax-Free Money Market Fund              [X]                                 [X]

LIFE VISION FUNDS

Life Vision Aggressive Growth Fund               [X]      [X]         [X]            [X]

Life Vision Conservative Fund                    [X]      [X]         [X]            [X]

Life Vision Growth and Income Fund               [X]      [X]         [X]            [X]

Life Vision Moderate Growth Fund                 [X]      [X]         [X]            [X]


This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. A Prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS


THE TRUST....................................................................................................       [ ]
DESCRIPTION OF PERMITTED INVESTMENTS.........................................................................       [ ]
INVESTMENT LIMITATIONS.......................................................................................       [ ]
THE ADVISER..................................................................................................       [ ]
THE SUBADVISER...............................................................................................       [ ]
THE ADMINISTRATOR............................................................................................       [ ]
THE DISTRIBUTOR..............................................................................................       [ ]
PORTFOLIO MANAGERS...........................................................................................       [ ]
THE TRANSFER AGENT...........................................................................................       [ ]
THE CUSTODIAN................................................................................................       [ ]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................................................       [ ]
LEGAL COUNSEL................................................................................................       [ ]
TRUSTEES AND OFFICERS OF THE TRUST...........................................................................       [ ]
PURCHASING AND REDEEMING SHARES..............................................................................       [ ]
DETERMINATION OF NET ASSET VALUE.............................................................................       [ ]
TAXES    ....................................................................................................       [ ]
FUND TRANSACTIONS............................................................................................       [ ]
PORTFOLIO TURNOVER RATE......................................................................................       [ ]
PORTFOLIO HOLDINGS...........................................................................................       [ ]
DESCRIPTION OF SHARES........................................................................................       [ ]
VOTING RIGHTS................................................................................................       [ ]
SHAREHOLDER LIABILITY........................................................................................       [ ]
LIMITATION OF TRUSTEES' LIABILITY............................................................................       [ ]
CODES OF ETHICS..............................................................................................       [ ]
PROXY VOTING.................................................................................................       [ ]
5% AND 25% SHAREHOLDERS......................................................................................       [ ]
FINANCIAL STATEMENTS.........................................................................................       [ ]
APPENDIX A - DESCRIPTION OF RATINGS..........................................................................       A-1
APPENDIX B - PROXY VOTING SUMMARIES..........................................................................       B-1

      THE TRUST


Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except the Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund and the Virginia Municipal Bond Fund, is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")



      DESCRIPTION OF PERMITTED INVESTMENTS



The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' prospectus under "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.


AMERICAN DEPOSITARY RECEIPTS (ADRs), EUROPEAN DEPOSITARY RECEIPTS (EDRs) AND GLOBAL DEPOSITARY RECEIPTS (GDRs). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.


BORROWING. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.


In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.


CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.


COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.


CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.


CORPORATE ISSUES. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.


CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.


If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.


EQUIPMENT TRUST CERTIFICATES ("ETCs"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

     - PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

     - ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

     - LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.


EXCHANGE TRADED FUNDS ("ETFs"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs (SM)") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).



FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Funds' net asset value.



FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.


FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.


A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the

Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by

Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.


HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.


ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.


For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in iShares Funds.


INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S & P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see the Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Forward Commitment Securities" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.


From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.


Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.


-     FACTORS PERTAINING TO FLORIDA


      Florida's service-based economy continues to outpace the national economy. Business and financial services, construction, tourism, and healthcare services are taking the lead in job growth. Venture capital moneys have increased substantially, beginning in the second half of 2003, with investments directed almost entirely to the software industry. Rapid population growth has also given strength to the economy, although such growth also increases the challenges of providing long-term economic development. Home price appreciation is running well above the national average, but the Fed tightening cycle that is underway poses near-term risk for moderation in prices. On balance, with interest rates on the rise, the State's large senior population, whose fixed incomes have been depressed due to the very low federal funds rate, should expect its income levels to rise.

      The general revenue budget of $24.3 billion for fiscal 2005 was approved by the legislature during a special session in May with major spending areas in education and human services. The budget stabilization reserve (equal to 5% of general revenues) remains fully funded but the budget was balanced using $454 million of transfers. The State has no personal income tax, but its other revenue sources, primarily sales tax, have grown consistently. State debt medians are above the national average, but are still moderate at 3.2% of personal income.

      Unemployment has remained below national levels at 4.5% in July 2004, down from 5.2% in July 2003, and below the July national average of 5.5%. Florida's per capita income of $30,446 in 2003 is approximately 96.2% of the national average of $31,632. Lower income levels are consistent with a large retirement population.

      As of September 4, 2004, Florida's general obligation debt carried ratings of Aa2 by Moody's, AA+ by Standard & Poor's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


-     FACTORS PERTAINING TO GEORGIA



      Georgia's economy remains in recession reversing recent improvements in employment numbers. Except for manufacturing, which has unexpectedly added about 3,000 jobs statewide, professional and business services, leisure and hospitality services, and government have shed jobs statewide. Declines in non-durable goods manufacturing, textile and paper mills, and even the tobacco industry also reflect consolidation and loss of jobs. However, the State's economy has become more diversified and less dependent on these industries than some other southern states and now lists BellSouth, Coca Cola, Delta Air, Home Depot and UPS among its largest employers. Atlanta, hard hit during the recession, is re-emerging as the growth driver for the State despite rising oil prices that continue to erode profits for Atlanta based Delta Airlines. Housing markets are strong and home price appreciation continues to increase. Long-term, the State is expected to again become an above average performer. Georgia's central location, milder climate, and few restrictions on business should continue to support economic growth.

      At fiscal year end 2003, the state budget was based on 11.2% revenue growth to achieve balanced operations in fiscal 2004. Actual revenue growth over the period was just 7.1%, necessitating another round of departmental cuts, increased tobacco taxes and other fees, and use of onetime revenues. At the end of fiscal 2004, reserve balance was a modest $185 million, or 1.1% of general fund revenues. The State's other reserve components were depleted. Governor Sonny Perdue's $16.3 billion fiscal year 2005 general fund budget was enacted based on 6.1% revenue growth over fiscal 2004 levels, a 1.8% increase in appropriations, and includes the expectation that Georgia will begin to replenish reserves following a difficult three year period. Tight state budgets have resulted in cutbacks in education funding resulting in higher property taxes and substantial tuition increases for state colleges and universities.

      The State's unemployment rate declined to 4.1% in July 2004 from 4.9% in July 2003, well below the national average of 5.5% in July 2004. Per capita income growth was weak when compared nationwide with only a 2.3% year-to-year increase. Personal income per capita in 2003 of $29,442 was 93% of the national average of $31,632.

      As of September 4, 2004, Georgia's general obligation debt carried AAA ratings from Standard & Poor's, Moody's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


-     FACTORS PERTAINING TO MARYLAND


      Maryland's economy continues its steady expansion. Strong Port of Baltimore activity, increased defense spending from the federal government, and ties to the vibrant Washington D.C. economy are boosting the State's economy and offsetting the negative impact of declining manufacturing and the State's budget problems. Spending by the federal government remains the primary growth driver, although tourism is the fastest growing industry and is expected to continue to grow at an accelerated pace. Promising developments include renewed growth in aerospace, medical research, security and distribution industries with several new facilities planned. Spending is lifting retail employment, house prices are appreciating faster than the national average, and population has accelerated in recent years.

      Maryland's revenues have begun to improve following two years of weakness resulting from the national recession. With strong financial management, the fiscal 2005 budget is balanced and revenues appear to beat the forecast, even as the State has closed $4.2 billion in budget shortfalls over the past three years. The general fund is expected to end with a surplus of $487 million, as well as an additional $520 million rainy day fund. Maryland is one of the few states that has managed to maintain healthy reserves despite the tight budget environment. The State historically has been one of the more heavily indebted, but again with strong management, debt ratios have decreased substantially with debt per capita down to a low $975. Spending pressures remain as rapid growth in Medicaid expenditures and spending on K-12 initiatives has created sizeable out-year deficits. An estimated $830 million shortfall is expected in fiscal 2006 as the option of slot machines at horse tracks continues to be considered.

      The State's unemployment rate was 4.1% in July 2004, down from 4.6% in July 2003, and well below the July 2004 national average of 5.5%. Maryland remains among the wealthiest states in the nation with personal income per capita of $37,331 in 2003 and, although declining relative to the national average since the 1980s, continues to exceed the 2003 national average of $31,632.

      Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of September 4, 2004. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.



-     FACTORS PERTAINING TO NORTH CAROLINA



      [North Carolina's economy emerged from recession late in 2003 and the rebound is finally showing some strength. The biggest growth drivers this year are financial services, professional and business activities, and education and health services that have combined to add 15,000 jobs since last year. Manufacturing remains the primary drag on the economy, particularly furniture, apparel and textiles - and particularly in more rural parts of the State. Collectively these industries have lost nearly 100,000 jobs since 2000, though the pace of losses has slowed. Rising imports from low-cost nations in Africa, Asia and South America have cut into market share, while at the same time, production is being shifted overseas. On balance, North Carolina also remains an important high-tech research center that should continue to attract research investment over the long term.



      Governor Mike Easley's approved $14.7 billion budget for fiscal 2004 and 2005 is based on conservative 3.4% and 5.4% revenue growth, respectively, and includes extension of the sunset provisions relating to the half-cent sales tax and a high-income tax bracket, additional spending cuts for state agencies, and the use of a portion of tobacco settlement funds. The State plans to begin to restore reserves with a $150 million transfer into the reserve account. Despite rising debt issuance, primarily for higher education, debt ratios are among the lowest in the nation at only 1.4% of per capita income.



      Unemployment rate is trending down from 6.6% in July 2003 to 5.1% in July 2004, but has posted a slight increase in rate of unemployment each month since March 2004. Since labor force growth is matching job growth, the rate of unemployment does not well reflect the improved job situation. The July national unemployment average was 5.5%. Personal income per capita was $28,235 in 2003 at 89.3% of the national average of $31,632.



      As of September 10, 2004, Moody's rated North Carolina's debt Aa1/Positive, while Standard & Poor's and Fitch rated it AAA. Moody's revised the outlook to Positive from Stable on September 10, 2004 to reflect North Carolina's stabilizing economy, improving tax revenues, and strong financial management. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.]


-     FACTORS PERTAINING TO VIRGINIA

      Virginia's economy continues to grow and outperform the nation with construction, professional and business services, and retail contributing to renewed employment growth along with continued federal spending on defense. Strong tourism and improving hotel occupancy rates also add strength to the economy and the State continues to benefit from above average home price appreciation and below average mortgage delinquencies. The strongest growth remains concentrated in Northern Virginia and Norfolk but growth is improving elsewhere.

      Governor Mark Warner's $25 billion general fund biennial budget for fiscal years 2005 and 2006 was approved by the General Assembly and will add more than $1.5 billion to the State's treasury over two years. The State's sales tax will increase to 5% and the State's tax on cigarettes will increase to 30 cents per pack. The State's car tax relief program will be frozen.

      Virginia's unemployment rate was 3.5% in July 2004, well below the national average of 5.5%, and below the State's 4.3% rate in July 2003. Per capita income was $33,671 in 2003, which is 106% of the national average of $31,632.

      As of September 4, 2004, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. Moody's removed the State from negative watch on May 27, 2004, and changed the outlook to stable based on improving revenues, a budget and tax reform package, and a cap on the State's liability for phasing out the tax on automobiles. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.


RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.



TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.



U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.


- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

Although a Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

A Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

      INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.


No Fund may:


      1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

            5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:


      1. Any change to a Fund's investment policy of investing at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.

      2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.


      3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

      4.    No Life Vision Fund currently intends to sell securities short.

      5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

      6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.


      7. The Intermediate Bond Fund may not invest, at the time of purchase, more than 15% of its assets in securities rated Baa by Moody's or BBB by S&P.



      8. The Intermediate Bond Fund may not invest, at the time of purchase, in the securities of any company which has a primary line of business in the manufacture and sale of tobacco products.



      9. The Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward TBA mortgage commitments.


With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

      THE ADVISER


GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser is responsible for making investment decisions for the Funds (except for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund) and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser Overseas the subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the subadvisers adherence to its investment style. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2005, the Adviser had discretionary management authority with respect to approximately $___ billion of assets under management.


ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements (the "Advisory Agreements").



For the periods prior to May 29, 2004, Seix Investment Advisors, Inc. ("Seix") served as the investment adviser to the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund, and Seix Limited Duration Fund, (each a "Predecessor Fund" and together the "Predecessor Funds") the predecessors of the Core Bond Fund, Intermediate Bond Fund, Seix High Yield Fund and Limited Duration Fund (the "Seix Funds"), respectively.



Under each Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.


ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets as follows:



FUND                                                               FEES
----                                                               ----
Aggressive Growth Stock Fund                                      1.10%

Balanced Fund                                                     0.85%

Capital Appreciation Fund                                         0.97%

Core Bond Fund                                                    0.25%

Intermediate Bond Fund                                            0.25%

Limited Duration Fund                                             0.10%

Emerging Growth Stock Fund                                        1.10%

Florida Tax-Exempt Bond Fund                                      0.55%

Georgia Tax-Exempt Bond Fund                                      0.55%

Growth and Income Fund                                            0.85%

High Income Fund                                                  0.60%

International Equity Fund                                         1.15%

FUND                                                               FEES
----                                                               ----
International Equity Index Fund                                   0.50%

Investment Grade Bond Fund                                        0.50%

Investment Grade Tax-Exempt Bond Fund                             0.50%

Life Vision Aggressive Growth Fund                                0.10%

Life Vision Conservative Fund                                     0.10%

Life Vision Growth and Income Fund                                0.10%

Life Vision Moderate Growth Fund                                  0.10%

Limited-Term Federal Mortgage Securities Fund                     0.50%

Maryland Municipal Bond Fund                                      0.55%

Mid-Cap Equity Fund                                               1.00%

Mid-Cap Value Equity Fund                                         1.00%

North Carolina Tax-Exempt Bond Fund                               0.55%

Prime Quality Money Market Fund                                   0.55%

Seix High Yield Fund                                              0.50%

Short-Term Bond Fund                                              0.40%

Short-Term U.S. Treasury Securities Fund                          0.40%

Small Cap Growth Stock Fund                                       1.15%

Small Cap Value Equity Fund                                       1.15%

Strategic Income Fund                                             0.60%

Strategic Quantitative Equity Fund                                0.85%

Tax-Exempt Money Market Fund                                      0.45%

Quality Growth Stock Fund                                         0.85%

U.S. Government Securities Fund                                   0.50%

U.S. Government Securities Money Market Fund                      0.55%

U.S. Treasury Money Market Fund                                   0.55%

Value Income Stock Fund                                           0.80%

Virginia Intermediate Municipal Bond Fund                         0.55%

Virginia Municipal Bond Fund                                      0.55%

Virginia Tax-Free Money Market Fund                               0.40%



The above fees are also subject to the following breakpoint discounts:



         Equity and Fixed Income Funds:
         -----------------------------
         First $500 m = full fee
         Next $500 m = [5%]discount from full fee
         Over $1.0 b = 10% discount from full fee



         Money Market Funds:
         ------------------
         First $1.0 b = full fee
         Next $1.5 b = 5% discount from full fee
         Next $2.5 b = 10% discount from full fee
         Over $5.0 b = 20% discount from full fee



as discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to the certain Funds, in order to limit Fund expenses.

For the fiscal periods ended March 31, 2005, and for the period from the commencement of operations to the fiscal years ended May 31, 2004, 2003 and 2002, the Funds, except the Seix Funds, paid the following advisory fees:



                                                 FEES PAID ($)                                      FEES WAIVED ($)
                               ------------------------------------------------   ------------------------------------------------
            FUND*              2005**     2004           2003           2002      2005**      2004          2003            2002
            -----              ------  ----------     ----------     ----------   ------   ---------      ---------      ---------
Aggressive Growth Stock Fund               26,000            ***            ***               10,000            ***            ***

Balanced Fund                           3,000,000      2,638,000      2,772,000               91,000         81,000         85,000

Capital Appreciation Fund              16,252,000     14,174,000     16,284,000              284,000        251,000        288,000

Emerging Growth Stock Fund                 19,000            ***            ***                9,000            ***            ***

Florida Tax-Exempt Bond Fund            1,219,000      1,021,000        823,000               90,000         76,000         61,000

Georgia Tax-Exempt Bond Fund              724,000        685,000        666,000               54,000         51,000         50,000

Growth and Income Fund                  7,647,000      6,313,000      8,312,000                    0              0              0

High Income Fund                        1,173,000        600,000        241,000              271,000        139,000         56,000

International Equity Fund               3,256,000      2,639,000      2,389,000                    0              0              0

International Equity Index
Fund                                    2,651,000      2,013,000      1,970,000              278,000        212,000        208,000

Investment Grade Bond Fund              5,400,000      6,625,000      6,721,000              155,000        193,000        196,000

Investment Grade Tax-Exempt
Bond Fund                               1,740,000      1,522,000      1,286,000               79,000         69,000         59,000

Life Vision Aggressive
Growth Fund                                44,000         26,000         23,000               51,000         42,000         45,000

Life Vision Conservative
Fund                                        4,000              0            ***                6,000              0            ***

Life Vision Growth and
Income Fund                               111,000         84,000         59,000               90,000         75,000         69,000

Life Vision Moderate Growth
Fund                                      173,000        122,000        111,000              128,000         94,000         94,000

Limited-Term Federal
Mortgage Securities Fund                3,393,000      1,875,000        801,000              281,000        156,000         67,000

Maryland Municipal Bond Fund              312,000        359,000        280,000               44,000         50,000         39,000

Mid-Cap Equity Fund                     2,153,000      1,661,000      2,196,000               48,000         37,000         49,000

Mid-Cap Value Equity Fund               1,556,000      1,263,000        627,000              135,000        110,000         55,000

North Carolina Tax-Exempt
Bond Fund                                     ***            ***            ***                  ***            ***            ***

                                                 FEES PAID ($)                                      FEES WAIVED ($)
                               ------------------------------------------------   ------------------------------------------------
            FUND*              2005**     2004           2003           2002      2005**      2004          2003            2002
            -----              ------  ----------     ----------     ----------   ------   ---------      ---------      ---------
Prime Quality Money Market
Fund                                   31,166,000     32,586,000     31,332,000            6,339,000      6,637,000      6,382,000

Short-Term Bond Fund                    2,006,000      2,051,000      1,755,000              157,000        162,000        138,000

Short-Term U.S. Treasury
Securities Fund                         1,295,000      1,392,000        864,000              131,000        142,000         88,000

Small Cap Growth Stock Fund             9,361,000      5,975,000      6,800,000                    0              0              0

Small Cap Value Equity Fund             7,677,000      6,017,000      5,714,000                    0              0              0

Strategic Income Fund                   1,674,000        873,000        171,000              222,000        116,000         23,000

Strategic Quantitative
Equity Fund                               355,000            ***            ***               77,000            ***            ***

Tax-Exempt Money Market Fund            6,134,000      5,525,000      5,338,000            1,342,000      1,213,000      1,172,000

Quality Growth Stock Fund               3,168,000      3,593,000      6,100,000                    0              0              0

U.S. Government Securities
Fund                                    2,221,000      1,846,000      1,422,000              101,000         85,000         65,000

U.S. Government Securities
Money Market Fund                       5,267,000      6,683,000      5,955,000              843,000      1,074,000        957,000

U.S. Treasury Money Market
Fund                                    6,340,000      5,472,000      4,771,000            1,016,000        879,000        766,000

Value Income Stock Fund                 6,572,000      5,640,000      6,380,000                    0              0              0

Virginia Intermediate
Municipal Bond Fund                     1,316,000      1,368,000      1,296,000                    0              0              0

Virginia Municipal Bond Fund              388,000        445,000        448,000                    0              0              0

Virginia Tax-Free Money
Market Fund                             1,269,000      1,328,000      1,399,000                    0              0              0



* Effective February 15, 2005, each Fund listed above changed its fiscal year end from May 31 to March 31.



** With respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, for the period from June 1, 2004 through March 31, 2005.



***   Not in operation during the period.



****  Rounded to $0.



For the fiscal years ended October 31, 2002 and 2003 and the period November 1, 2003 through May 28, 2004, the Predecessor Funds paid the following advisory fees to Seix:



                                              FEES PAID($)                      FEES WAIVED OR REIMBURSED($)
                                  ------------------------------------       -----------------------------------
          FUND                      2002          2003         2004           2002           2003          2004
          ----                    -------      ---------     ---------       -------       -------       -------
Seix Core Bond Fund               201,593        125,175        74,501       201,593        32,605        50,633

Seix Intermediate Bond Fund        85,315         73,614        42,031        85,315        33,623        28,260

Seix High Yield Fund              140,474      2,587,237     3,796,419       136,215       637,126       600,283

Seix Limited Duration Fund            236*        92,496        99,393           236        54,027        48,105

*     From commencement of operations on October 25, 2002.



For the period May 29, 2004 through October 31, 2004 and the period November 1, 2004 through March 31, 2005, the Predecessor Funds and the Funds paid the following advisory fees to Trusco:



                                          FEES PAID ($)                  FEES WAIVED OR REIMBURSED($)
                             -------------------------------------   --------------------------------------
     FUND*                   5/29/04-10/31/04    11/1/04-3/31/05**   5/29/04-10/31/04    11/1/04-3/31/05**
     -----                   ----------------    -----------------   ----------------    -----------------
Core Bond Fund                     61,335                                  26,902

Intermediate Bond Fund             37,464                                  18,253

Seix High Yield Fund            3,322,887                                 631,229

Limited Duration Fund              60,035                                  38,919



* Prior to October 11, 2004, the Funds were the Seix Core Bond Fund, the Seix Intermediate Bond Fund, the Seix High Yield Fund and the Seix Limited Duration Fund.



** Effective February 15, 2005, each Seix Fund changed its fiscal year end from October 31 to March 31.


         THE SUBADVISER


GENERAL. Zevenbergen Capital Investments LLC (the "Subadviser") serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Adviser has a controlling interest in the Subadviser because it owns a majority of its shares. The principal business address of the Subadviser is 601 Union Street, Suite 4600, Seattle, Washington 98101. As of June 30, 2005, the Subadviser had approximately $__ billion of assets under management.


INVESTMENT SUBADVISORY AGREEMENT. The Adviser and the Subadviser have entered into an investment subadvisory agreement (the "Subadvisory Agreement") under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, subject to the supervision of, and policies established by, the Adviser and the Trustees of the Trust. After the initial two year term, the continuance of the Subadvisory Agreement with respect to either Fund must be specifically approved at least annually by
(i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to either Fund, by a majority of the outstanding shares of that Fund,
(ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. The Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SUBADVISORY FEES PAID TO THE SUBADVISER. For its services under the Subadvisory Agreement, the Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. For the fiscal years ended May 31, 2004 and 2005, the Subadviser received subadvisory fees for the Aggressive Growth Stock Fund of $7,000 and $____, respectively, and for the Emerging Growth Stock Fund of $7,000 and $_____, respectively.


      THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES TO BE PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds,
2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.


Prior to July 26, 2004, the Funds, except the Seix Funds, were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion



Prior to October 11, 2004, the Predecessor Funds were subject to a separate administration agreement (the "Predecessor Administration Agreement") between the Predecessor Funds and Investors Bank & Trust Company ("IBT"). Under the Predecessor Administration Agreement, IBT was entitled to a fee, at an annual rate of 0.07% of net assets, but with a minimum annual payment of $100,000 for the four Predecessor Funds together, and reimbursement of out-of-pocket expenses.



For the period June 1, 2004 through July 25, 2004, and for the fiscal years ended May 31, 2004, 2003 and 2002, the Funds, except the Seix Funds, paid the following administrative fees to SEI:



                                                         FEES PAID ($)                         FEES WAIVED ($)
                                          ------------------------------------------   ------------------------------
                                          6/1/04-
           FUND                           7/25/04     2004        2003       2002      2005    2004     2003     2002
           ----                           -------  ---------   ---------   ---------   ----    ----     ----     ----

                                                         FEES PAID ($)                         FEES WAIVED ($)
                                          ------------------------------------------   ------------------------------
                                          6/1/04-
           FUND                           7/25/04     2004        2003       2002      2005    2004     2003     2002
           ----                           -------  ---------   ---------   ---------   ----    ----     ----     ----
Aggressive Growth Stock Fund                           2,000           *         ***             0        *        *

Balanced Fund                                        223,000     197,000     207,000             0        0        0

Capital Appreciation Fund                            986,000     864,000     993,000             0        0        0

Emerging Growth Stock Fund                             2,000           *           *             0        *        *

Florida Tax-Exempt Bond Fund                         138,000     117,000      94,000             0        0        0

Georgia Tax-Exempt Bond Fund                          82,000      78,000      76,000             0        0        0

Growth and Income Fund                               582,000     483,000     636,000             0        0        0

High Income Fund                                     124,000      64,000      25,000             0        0        0

International Equity Fund                            179,000     146,000     132,000             0        0        0

International Equity Index Fund                      223,000     170,000     167,000             0        0        0

Investment Grade Bond Fund                           514,000     635,000     644,000             0        0        0

Investment Grade Tax-Exempt Bond Fund                168,000     148,000     125,000             0        0        0

Life Vision Aggressive Growth Fund                    26,000      19,000      19,000             0        0        0

Life Vision Conservative Fund                          3,000           0           *             0        0        *

Life Vision Growth and Income Fund                    55,000      44,000      35,000             0        0        0

Life Vision Moderate Growth Fund                      83,000      60,000      57,000             0        0        0

Limited-Term Federal Mortgage

Securities Fund                                      387,000     215,000      92,000             0        0        0

Maryland Municipal Bond Fund                          37,000      43,000      34,000             0        0        0

Mid-Cap Equity Fund                                  131,000     102,000     134,000             0        0        0

Mid-Cap Value Equity Fund                             93,000      76,000      37,000             0        0        0

North Carolina Tax-Exempt Bond Fund             *          *           *           *             *        *        *

Prime Quality Money Market Fund                    3,954,000   4,158,000   3,999,000             0        0        0

Short-Term Bond Fund                                 228,000     235,000     201,000             0        0        0

Short-Term U.S. Treasury Securities Fund             151,000     163,000     101,000             0        0        0

Small Cap Growth Stock Fund                          558,000     358,000     407,000             0        0        0

Small Cap Value Equity Fund                          458,000     361,000     342,000             0        0        0

Strategic Income Fund                                153,000      80,000      16,000             0        0        0

Strategic Quantitative Equity Fund                    26,000           *           *             0        *        *

Tax-Exempt Money Market Fund                         932,000     844,000     816,000             0        0        0

Quality Growth Stock Fund                            189,000     215,000     366,000             0        0        0

                                                         FEES PAID ($)                         FEES WAIVED ($)
                                          ------------------------------------------   ------------------------------
                                          6/1/04-
           FUND                           7/25/04     2004        2003       2002      2005    2004     2003     2002
           ----                           -------  ---------   ---------   ---------   ----    ----     ----     ----
U.S. Government Securities Fund                      215,000     180,000     138,000             0        0        0

U.S. Government Securities Money Market
Fund                                                 644,000     822,000     733,000             0        0        0

U.S. Treasury Money Market Fund                      776,000     673,000     587,000             0        0        0

Value Income Stock Fund                              563,000     486,000     549,000             0        0        0

Virginia Intermediate Municipal Bond
Fund                                                 139,000     145,000     138,000             0        0        0

Virginia Municipal Bond Fund                          41,000      47,000      47,000             0        0        0

Virginia Tax Free Money Market Fund                  217,000     229,000     241,000             0        0        0



*     Not in operation during the period.



For the period from July 26, 2004 through March 31, 2005, the Funds, except the Seix Funds, paid the following administrative fees to the Administrator:



                                                          FEES PAID ($)            FEES WAIVED ($)
                                                        ---------------            ---------------
            FUND*                                       7/26/04-3/31/05            7/26/04-3/31/05
            -----                                       ---------------            ---------------
Aggressive Growth Stock Fund

Balanced Fund

Capital Appreciation Fund

Emerging Growth Stock Fund

Florida Tax-Exempt Bond Fund

Georgia Tax-Exempt Bond Fund

Growth and Income Fund

High Income Fund

International Equity Fund

International Equity Index Fund

Investment Grade Bond Fund

Investment Grade Tax-Exempt Bond Fund

Life Vision Aggressive Growth Fund

Life Vision Conservative Fund

Life Vision Growth and Income Fund

Life Vision Moderate Growth Fund

Limited-Term Federal Mortgage Securities Fund

Maryland Municipal Bond Fund

                                                          FEES PAID ($)            FEES WAIVED ($)
                                                        ---------------            ---------------
            FUND*                                       7/26/04-3/31/05            7/26/04-3/31/05
            -----                                       ---------------            ---------------
Mid-Cap Equity Fund

Mid-Cap Value Equity Fund

North Carolina Tax-Exempt Bond Fund**

Prime Quality Money Market Fund

Short-Term Bond Fund

Short-Term U.S. Treasury Securities Fund

Small Cap Growth Stock Fund

Small Cap Value Equity Fund

Strategic Income Fund

Strategic Quantitative Equity Fund

Tax-Exempt Money Market Fund

Quality Growth Stock Fund

U.S. Government Securities Fund

U.S. Government Securities Money Market Fund

U.S. Treasury Money Market Fund

Value Income Stock Fund

Virginia Intermediate Municipal Bond Fund

Virginia Municipal Bond Fund

Virginia Tax Free Money Market Fund



* Effective February 15, 2005, each Fund listed above changed its fiscal year end from May 31 to March 31.



** For the period March 21, 2005 (the commencement of operations) through March 31, 2005.



For the fiscal years ended October 31, 2002 and 2003 and the period November 1, 2003 through October 10, 2004, the Predecessor Funds paid the following administration fees to IBT:



                                               FEES PAID ($)                             FEES WAIVED ($)
                                   -----------------------------------         -------------------------------------
                                                             11/1/03-                                       11/1/03-
          FUND                      2002          2003       10/10/04           2002          2003         10/10/04
          ----                      ----          ----       --------           ----          ----         --------
Seix Core Bond Fund                64,743         31,882        38,054         2,197             0             0

Seix Intermediate Bond Fund        26,988         20,502        23,124         2,087             0             0

Seix High Yield Fund               21,521        361,051     1,006,266             0             0             0

Seix Limited Duration Fund            100*        64,647       106,165             0             0             0



*From commencement of operations on October 25, 2002.



For the period October 11 through October 31, 2004 and for the period November 1, 2004 through March 31, 2005, the Seix Funds paid the following administration fees to the Administrator:

                                                FEES PAID ($)                         FEES REIMBURSED($)
       FUND                          5/29/04-10/31/04    11/1/04-3/31/05*    5/29/04-10/31/04    11/1/04-3/31/05*
       ----                          ----------------    ----------------    ----------------    ----------------
Core Bond Fund                               890                                      0
Intermediate Bond Fund                       560                                      0
Seix High Yield Fund                      25,879                                      0
Limited Duration Fund                      2,044                                      0



* Effective February 15, 2005, each Fund changed its fiscal year end from October 31 to March 31.



PORTFOLIO MANAGERS



Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds ("portfolio managers"). All information is as of March 31, 2005.



MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.



                                         NUMBER OF OTHER ACCOUNTS MANAGED/ TOTAL ASSETS IN          OTHER ACCOUNTS WITH
                                                           ACCOUNTS ($)                           PERFORMANCE-BASED FEES
                                         -------------------------------------------------    ------------------------------
                                            REGISTERED         OTHER POOLED
         NAME OF PORTFOLIO                  INVESTMENT          INVESTMENT         OTHER        NUMBER &
      MANAGER/NAME OF FUND(S)               COMPANIES            VEHICLES         ACCOUNTS     CATEGORY      TOTAL ASSETS($)
-----------------------------------      ----------------      ------------      ---------     --------      ---------------
Andrew Atkins/ International
Equity Index Fund

Brett Barner/ Small Cap Value
Equity Fund

Edward E. Best/ Strategic
Quantitative Equity Fund

Brooke de Boutray/ Aggressive
Growth Stock Fund and Emerging
Growth Stock Fund

Joseph Calabrese/ Limited Duration
Fund, Limited Term Federal Mortgage
Securities Fund and U.S.Government

Securities
Fund

George E. Calvert/Maryland
Municipal Bond Fund, Virginia
Municipal Bond Fund and Virginia
Intermediate Municipal Bond Fund

Chris Carter/ Georgia Tax-Exempt
Bond Fund and North Carolina Tax-
Exempt Bond Fund

Robert W. Corner/ Short Term Bond
Fund

Chad Deakins/International Equity
Index Fund, International Equity
Fund and Mid-Cap Equity Fund

Mark D. Garfinkel/Small Cap Growth
Stock Fund

George Goudelias/High Yield Fund
and High Income Fund

Jeffrey A. Markunas/ Growth and
Income Fund

Michael McEachern/ High Yield Fund,
High Income Fund and Strategic
Income Fund

H. Rick Nelson/ Short Term Bond
Fund

Robert J. Rhodes/ Balanced Fund
(equity portion

only) and Capital Appreciation Fund

Mills Riddick/ Value Income Stock
Fund

Ronald Schwartz/Florida Tax-Exempt
Bond Fund and Investment Grade
Tax-Exempt Bond Fund

John Talty/ Balanced Fund (fixed
income portion only), Core Bond
Fund, Intermediate Bond Fund,
Investment Grade Bond Fund, Limited
 Duration Fund, Limited Term
Federal Mortgage Securities Fund
and U.S.Government Securities Fund

Parker W. Thomas/Quality Growth
Stock Fund

Perry Troisi/ Balanced Fund (fixed
income portion only), Core Bond
Fund, Intermediate Bond Fund and
Investment Grade Bond Fund

Leslie Tubbs/ Aggressive Growth
Stock Fund and Emerging Growth
Stock Fund

Adrien Webb/ Strategic Income
Fund

Don Wordell/ Mid-Cap Value Equity
Fund

Nancy Zevenbergen/ Aggressive
Growth Stock Fund and Emerging
Growth Stock Fund

List Portfolio Managers of the
Life Vision Funds



POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's management of both the Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Adviser believes is fair and equitable



PORTFOLIO MANAGER COMPENSATION STRUCTURE. [Portfolio managers are paid competitive salaries by the Adviser. In addition, portfolio managers (other than Messrs. Calabrese, Goudelias, McEachern, Talty and Troisi ) receive bonuses based on the performance of the STI Classic Funds they manage, but not on the performance of the Funds of the Trust or the other accounts. Bonuses based on investment results are calculated by comparing the relevant STI Classic Funds' pre-tax total returns to the returns of the relevant STI Classic Funds' benchmarks over multi-year periods, where applicable.



Messrs. Calabrese, Goudelias, McEachern, Talty and Troisi receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark over a calendar year. The method for determining these portfolio managers' compensation for the Funds is the same as for any other account.]



The relative mix of compensation represented by investment results bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.



[PROVIDE INFORMATION REGARDING THE SUBADVISER'S PORTFOLIO MANAGER COMPENSATION STRUCTURE]



SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio manager in the Fund or Funds managed by the portfolio manager.

NAME OF PORTFOLIO MANAGER                      NAME OF FUND(S) MANAGED               RANGE OF SECURITIES OWNED
-------------------------             ------------------------------------------     -------------------------
Andrew Atkins                         International Equity Index Fund

Brett Barner                          Small Cap Value Equity Fund

Edward E. Best                        Strategic Quantitative Equity Fund

Brooke de Boutray                     Aggressive Growth Stock Fund  Emerging
                                      Growth Stock Fund

Joseph Calabrese                      Limited Duration Fund
                                      Limited Term Federal Mortgage Securities
                                      Fund
                                      U.S. Government Securities Fund

George E. Calvert                     Maryland Municipal Bond Fund Virginia
                                      Municipal Bond Fund  Virginia Intermediate
                                      Municipal Bond Fund

Chris Carter                          Georgia Tax-Exempt Bond Fund  North
                                      Carolina Tax-Exempt Bond Fund

Robert W. Corner                      Short Term Bond Fund

Chad Deakins                          International Equity Index Fund
                                      International Equity Fund
                                      Mid-Cap Equity Fund

Mark D. Garfinkel                     Small Cap Growth Stock Fund

George Goudelias                      High Yield Fund
                                      High Income Fund

Jeffrey A. Markunas                   Growth and Income Fund

Michael McEachern                     High Yield Fund, High Income Fund
                                      Strategic Income Fund

H. Rick Nelson                        Short Term Bond Fund

Robert J.Rhodes                       Balanced Fund
                                      Capital Appreciation Fund

Mills Riddick                         Value Income Stock Fund

Ronald Schwartz                       Florida Tax-Exempt Bond Fund Investment
                                      Grade Tax-Exempt Bond Fund

John Talty                            Balanced Fund
                                      Core Bond Fund
                                      Intermediate Bond Fund
                                      Investment Grade Bond Fund
                                      Limited Duration Fund
                                      Limited Term Federal Mortgage
                                      Securities Fund
                                      U.S. Government Securities Fund

Parker W. Thomas                      Quality Growth Stock Fund

Perry Troisi/                         Balanced
                                      Core Bond Fund
                                      Intermediate Bond Fund
                                      Investment Grade Bond Fund

Leslie Tubbs                          Aggressive Growth Stock Fund  Emerging
                                      Growth Stock Fund

Adrien Webb                           Strategic Income Fund

Don Wordell                           Mid-Cap Value Equity Fund

                                      Aggressive Growth Stock Fund
Nancy Zevenbergen                     Emerging Growth Stock Fund
------------------                    ----------------------------
List Portfolio Managers of the
Life Vision Funds





      THE DISTRIBUTOR


The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated July 26, 2004 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of I Shares. In addition, the A Shares of the Funds have a distribution and service plan (the "A Plan"), the B Shares of the Funds have a distribution and service plan (the "B Plan"), and the C Shares of the Funds have a distribution and service plan (the "C Plan").


After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.





Prior to July 26, 2004, the Funds were subject to a distribution agreement with SEI Investments Distribution Company.



For the fiscal periods ended March 31, 2005, and for the 2004, 2003 and 2002 fiscal years, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

                                       AGGREGATE SALES CHARGES PAYABLE TO DISTRIBUTOR              AMOUNT RETAINED BY
                                                             ($)*                                    DISTRIBUTOR ($)*
                                       ----------------------------------------------------------------------------------------
          FUND**                       2005***      2004        2003      2002         2005***     2004      2003          2002
         -------
Aggressive Growth Stock Fund                             0        ****        ****                     0        ****        ****
Balanced Fund                                       25,000      22,000      23,000                     0           0           0
Capital Appreciation Fund                          990,000     935,000   1,220,000                     0           0           0
Core Bond Fund                                           0           0           0           0         0           0           0
Intermediate Bond Fund                                   0           0           0           0         0           0           0
Limited Duration Fund                                    0           0           0           0         0           0           0
Emerging Growth Stock Fund                               0        ****        ****                     0        ****        ****
Florida Tax-Exempt Bond Fund                        12,000      11,000       5,000                     0           0           0
Georgia Tax-Exempt Bond Fund                         5,000       5,000       5,000                     0           0           0
Growth and Income Fund                             105,000      80,000      95,000                     0           0           0
High Income Fund                                     2,000        ****        ****                     0        ****        ****
International Equity Fund                           24,000      17,000      61,000                     0           0           0
International Equity Index Fund                     56,000      19,000      41,000                     0           0           0
Investment Grade Bond Fund                         143,000     116,000      94,000                     0           0           0
Investment Grade Tax-Exempt Bond Fund               89,000      88,000      84,000                     0           0           0
Life Vision Aggressive Growth Fund                   1,000        ****        ****                     0        ****        ****
Life Vision Conservative Fund                        1,000        ****        ****                     0        ****        ****
Life Vision Growth and Income Fund                   2,000        ****        ****                     0        ****        ****
Life Vision Moderate Growth Fund                     6,000        ****        ****                     0        ****        ****
Limited-Term Federal Mortgage
Securities Fund                                     27,000      16,000       3,000                     0           0           0
Maryland Municipal Bond Fund                          ****        ****        ****                     0        ****        ****
Mid-Cap Equity Fund                                 63,000      43,000      47,000                     0           0           0
Mid-Cap Value Equity Fund                            1,000        ****        ****                     0        ****        ****
North Carolina Tax-Exempt Bond Fund                   ****        ****        ****                  ****        ****        ****
Prime Quality Money Market Fund                  3,763,000   3,839,000   3,842,000                     0           0           0
Seix High Yield Fund                                     0           0           0           0         0           0           0
Short-Term Bond Fund                                15,000      11,000      11,000                     0           0           0
Short-Term U.S. Treasury Securities
Fund                                                29,000      19,000       5,000                     0           0           0
Small Cap Growth Stock Fund                        157,000      94,000     128,000                     0           0           0
Small Cap Value Equity Fund                          4,000        ****        ****                     0        ****        ****
Strategic Income Fund                                6,000        ****        ****                     0        ****        ****
Strategic Quantitative Equity Fund                       0        ****        ****                     0        ****        ****
Tax-Exempt Money Market Fund                       401,000     357,000     336,000                     0           0           0
Quality Growth Stock Fund                            1,000        ****        ****                     0        ****        ****
U.S. Government Securities Fund                     32,000      27,000      28,000                     0           0           0
U.S. Government Securities Money
Market Fund                                        399,000     407,000     364,000                     0           0           0
U.S. Treasury Money Market Fund                          0        ****        ****                     0        ****        ****
Value Income Stock Fund                            235,000     206,000     256,000                     0           0           0

                                       AGGREGATE SALES CHARGES PAYABLE TO DISTRIBUTOR           AMOUNT RETAINED BY
                                                             ($)*                                 DISTRIBUTOR ($)*
                                       ----------------------------------------------------------------------------------
          FUND**                       2005***      2004       2003        2002        2005***     2004      2003    2002
         --------
Virginia Intermediate Municipal Bond
Fund                                                15,000      12,000     9,000                       0         0        0
Virginia Municipal Bond Fund                             0        ****      ****                       0      ****     ****
Virginia Tax-Free Money Market Fund                439,000     393,000   399,000                       0         0        0


--------------------

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004, 2003 and 2002 and the period from June 1, 2004 through July 25, 2004, which were paid by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.



** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.



*** With respect to the Seix Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, for the period from June 1, 2004 through March 31, 2005.



****  Not in operation during the period.



The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:



                                                                        DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                                                      --------------------------------------------------------
                                                                                     $100,000        $250,000
                                                                      LESS THAN     BUT LESS THAN   BUT LESS THAN    $1,000,000
                           FUND(s)                                     $100,000       $250,000       $1,000,000       AND OVER
                           -------                                     --------       --------       ----------       --------
Aggressive Growth Stock, Balanced, Capital Appreciation,
Core Bond Fund, Intermediate Bond Fund, Limited Duration
Fund, Emerging Growth Stock, Florida Tax-Exempt Bond,
Georgia Tax-Exempt Bond, Growth and Income Fund, High
Income, Information and Technology, International Equity,
International Equity Index, Investment Grade Bond, Investment
Grade Tax-Exempt Bond, Life Vision Aggressive Growth, Life
Vision Conservative, Life Vision Growth and Income, Life
Vision Moderate Growth, Maryland Municipal Bond, Mid-Cap
Equity, Mid-Cap Value Equity, North Carolina Tax-Exempt
Bond Fund, Seix High Yield Fund, Small Cap Growth Stock,
Small Cap Value Equity, Strategic Income, Strategic
Quantitative Equity, Tax Sensitive Growth Stock, U.S.
Government Securities, Value Income Stock, Virginia
Intermediate Municipal Bond and Virginia Municipal Bond Funds           5.75%           3.25%           2.50%        0.25%-1.00%

Limited-Term Federal Mortgage Securities Fund                           2.50%           1.75%           1.25%        0.25%-1.00%

Short-Term Bond Fund                                                    2.00%           1.50%           1.00%        0.25%-1.00%

Short-Term U.S. Treasury Securities Fund                                1.00%           0.75%           0.50%        0.25%-1.00%



For the fiscal periods ended March 31, 2005, and for the 2004, 2003 and 2002 fiscal years, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the C Shares:

                                         AGGREGATE SALES CHARGE PAYABLE TO DISTRIBUTOR                AMOUNT RETAINED BY
                                                             ($)*                                       DISTRIBUTOR ($)*
                                         --------------------------------------------- ---------------------------------------------
           FUND**                        2005***    2004         2003      2002        2005***        2004        2003         2002
           ------                        -------    ----         ----      ----        -------        ----        ----         ----
Aggressive Growth Stock Fund                             0          **        ****                       0        ****        ****
Balanced Fund                                      713,000     653,000     707,000                       0           0           0
Capital Appreciation Fund                        1,030,000     902,000   1,067,000                       0           0           0
Core Bond Fund                                           0           0           0           0           0           0           0
Intermediate Bond Fund                                   0           0           0           0           0           0           0
Classic Institutional Limited Term
Fund                                                     0           0           0           0           0           0           0
Emerging Growth Stock Fund                               0        ****        ****                       0        ****        ****
Florida Tax-Exempt Bond Fund                       310,000     329,000     177,000                       0           0           0
Georgia Tax-Exempt Bond Fund                       163,000     148,000     157,000                       0           0           0
Growth and Income Fund                             910,000     734,000     837,000                       0           0           0
High Income Fund                                   852,000     446,000     315,000                       0           0           0
International Equity Fund                           70,000      54,000      10,000                       0           0           0
International Equity Index Fund                     43,000      28,000           0                       0           0           0
Investment Grade Bond Fund                         319,000     365,000     328,000                       0           0           0
Investment Grade Tax-Exempt Bond Fund              290,000     283,000     227,000                       0           0           0
Limited-Term Federal Mortgage
Securities Fund                                  1,237,000     868,000      69,000                       0           0           0
Maryland Municipal Bond Fund                       253,000     268,000     190,000                       0           0           0
Mid-Cap Equity Fund                                153,000     115,000     132,000                       0           0           0
Mid-Cap Value Equity Fund                           73,000      49,000      13,000                       0           0           0
North Carolina Tax-Exempt Bond Fund                   ****        ****        ****        ****        ****        ****        ****
Prime Quality Money Market Fund                    184,000     120,000      63,000                       0           0           0
Seix High Yield Fund                                     0           0           0           0           0           0           0
Short-Term Bond Fund                               299,000     305,000     169,000                       0           0           0
Short-Term U.S. Treasury Securities
Fund                                               975,000   1,075,000     441,000                       0           0           0
Small Cap Growth Stock Fund                        370,000     233,000     256,000                       0           0           0
Small Cap Value Equity Fund                        434,000     305,000     172,000                       0           0           0
Strategic Income Fund                            1,520,000     638,000     106,000                       0           0           0
Strategic Quantitative Equity Fund                   7,000        ****        ****                       0        ****        ****
Quality Growth Stock Fund                        1,054,000   1,204,000   1,945,000                       0           0           0
U.S. Government Securities Fund                    289,000     370,000     314,000                       0           0           0
Value Income Stock Fund                            561,000     469,000     602,000                       0           0           0
Virginia Intermediate Municipal Bond
Fund                                                  ****        ****        ****                       0        ****        ****
Virginia Municipal Bond Fund                       137,000     150,000     114,000                       0           0           0


--------------

* The information in the above chart reflects gross distribution fees for the fiscal years ended May 31, 2004, 2003 and 2002, which were paid by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.



** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31. Effective August 1, 2005, L Shares were redesignated C Shares.

*** With respect to the Seix Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, for the period from June 1, 2004 through March 31, 2005.



****  Not in operation during the period.



            A SHARES, B SHARES AND C SHARES DISTRIBUTION PLANS



The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees of up to the respective levels:



                                     UPDATE



                                                       CURRENT APPROVED            CURRENT APPROVED
                                                      DISTRIBUTION FEE:*         SHAREHOLDER SERVICES
          FUND:                                                                         FEE:**
          ------                                      ------------------         --------------------
Aggressive Growth Stock Fund                                    %                          %
Balanced Fund                                                   %                          %
Capital Appreciation Fund                                       %                          %
Core Bond Fund                                                  %                          %
Intermediate Bond Fund                                          %                          %
Classic Institutional Limited Duration Fund
Emerging Growth Stock Fund                                      %                          %
Florida Tax-Exempt Bond Fund                                    %                          %
Georgia Tax-Exempt Bond Fund                                    %                          %
Growth and Income Fund                                          %                          %
High Income Fund                                                %                          %
International Equity Fund                                       %                          %
International Equity Index Fund                                 %                          %
Investment Grade Bond Fund                                      %                          %
Investment Grade Tax-Exempt Bond Fund                           %                          %
Life Vision Aggressive Growth Fund                              %                          %
Life Vision Conservative Fund                                   %                          %
Life Vision Growth and Income Fund                              %                          %
Life Vision Moderate Growth Fund                                %                          %
Limited-Term Federal Mortgage Securities Fund                   %                          %
Maryland Municipal Bond Fund                                    %                          %
Mid-Cap Equity Fund                                             %                          %
Mid-Cap Value Equity Fund                                       %                          %

                                                       CURRENT APPROVED            CURRENT APPROVED
                                                      DISTRIBUTION FEE:*         SHAREHOLDER SERVICES
            FUND:                                                                       FEE:**
            -----                                     ------------------         --------------------
North Carolina Tax-Exempt Bond Fund                             %                          %
Prime Quality Money Market Fund                                 %                          %
Seix High Yield Fund                                            %                          %
Short-Term Bond Fund                                            %                          %
Short-Term U.S. Treasury Securities Fund                        %                          %
Small Cap Growth Stock Fund                                     %                          %
Small Cap Value Equity Fund                                     %                          %
Strategic Income Fund                                           %                          %
Strategic Quantitative Equity Fund                              %                          %
Tax-Exempt Money Market Fund                                    %                          %
Quality Growth Stock Fund                                       %                          %
U.S. Government Securities Fund                                 %                          %
U.S. Government Securities Money Market Fund                    %                          %
U.S. Treasury Money Market Fund                                 %                          %
Value Income Stock Fund                                         %                          %
Virginia Intermediate Municipal Bond Fund                       %                          %
Virginia Municipal Bond Fund                                    %                          %
Virginia Tax-Free Money Market Fund                             %                          %



* The Board has approved the implementation of the amounts shown in the chart above. However, the Board has approved the following maximum amounts:



                                     UPDATE



                                                      CURRENT APPROVED           CURRENT APPROVED
                                                     DISTRIBUTION FEE:*         SHAREHOLDER SERVICES
         FUND:                                                                        FEE:**
         -----                                       ------------------         --------------------
Aggressive Growth Stock Fund                                 %                          %
Balanced Fund                                                %                          %
Capital Appreciation Fund                                    %                          %
Core Bond Fund                                               %                          %
Intermediate Bond Fund                                       %                          %
Classic Institutional Limited Duration  Fund
Emerging Growth Stock Fund                                   %                          %

                                                      CURRENT APPROVED           CURRENT APPROVED
                                                     DISTRIBUTION FEE:*         SHAREHOLDER SERVICES
           FUND:                                                                      FEE:**
           ------                                    ------------ -----         --------------------
Florida Tax-Exempt Bond Fund                                 %                          %
Georgia Tax-Exempt Bond Fund                                 %                          %
Growth and Income Fund                                       %                          %
High Income Fund                                             %                          %
International Equity Fund                                    %                          %
International Equity Index Fund                              %                          %
Investment Grade Bond Fund                                   %                          %
Investment Grade Tax-Exempt Bond Fund                        %                          %
Life Vision Aggressive Growth Fund                           %                          %
Life Vision Conservative Fund                                %                          %
Life Vision Growth and Income Fund                           %                          %
Life Vision Moderate Growth Fund                             %                          %
Limited-Term Federal Mortgage Securities Fund                %                          %
Maryland Municipal Bond Fund                                 %                          %
Mid-Cap Equity Fund                                          %                          %
Mid-Cap Value Equity Fund                                    %                          %
North Carolina Tax-Exempt Bond Fund                          %                          %
Prime Quality Money Market Fund                              %                          %
Seix High Yield Fund                                         %                          %
Short-Term Bond Fund                                         %                          %
Short-Term U.S. Treasury Securities Fund                     %                          %
Small Cap Growth Stock Fund                                  %                          %
Small Cap Value Equity Fund                                  %                          %
Strategic Income Fund                                        %                          %
Strategic Quantitative Equity Fund                           %                          %
Tax-Exempt Money Market Fund                                 %                          %
Quality Growth Stock Fund                                    %                          %
U.S. Government Securities Fund                              %                          %
U.S. Government Securities Money Market Fund                 %                          %
U.S. Treasury Money Market Fund                              %                          %
Value Income Stock Fund                                      %                          %
Virginia Intermediate Municipal Bond Fund                    %                          %

                                                      CURRENT APPROVED           CURRENT APPROVED
                                                     DISTRIBUTION FEE:*         SHAREHOLDER SERVICES
           FUND:                                                                      FEE:**
           -----                                     ------------------         --------------------
Virginia Municipal Bond Fund                                 %                          %
Virginia Tax-Free Money Market Fund                          %                          %


------------

** Up to 0.25% of the fee payable to the Distributor by a Fund, which may be used by the Distributor to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.



In addition, the Distribution Agreement, the B Plan and the C Plan adopted by the Trust provide that B Shares and C Shares of each applicable Fund (except the Limited Duration Fund, discussed below) will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to A Shares, B Shares or C Shares shareholders or their customers who beneficially own A Shares, B Shares or L Shares. In addition, B Shares and C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and C Shares of each Fund (except the Limited Duration Fund, discussed below). This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments. C Shares of the Limited Duration Fund will pay the Distributor an aggregate distribution and service fee of up to 0.25% of the average daily net assets of that Fund.


Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


The Trust has adopted the A Plan, the B Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan, the B Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan, the B Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan, the B Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A

Plan, the B Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.



There is no sales charge on purchases of B Shares or C Shares, but B Shares and C Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Plan and the C Plan, B Shares and C Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its B Shares or C Shares.



For the fiscal periods ended March 31, 2005, and for the 2004 and 2003 fiscal years, the Funds paid the following amounts pursuant to the A Plan:



                                                                DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)*
                                                                --------------------------------------------------
          FUND                                                    2005                2004              2003
          ----                                                  --------              ----              ----
Aggressive Growth Stock Fund                                                         (1,000)++                +
Balanced Fund                                                                        10,000              6,000
Capital Appreciation Fund                                                           850,000            794,000
Core Bond Fund                                                                            0                  0
Intermediate Bond Fund                                                                    0                  0
Classic Institutional Limited Term Fund                                                   0                  0
Emerging Growth Stock Fund                                                           (1,000)++                +
Florida Tax-Exempt Bond Fund                                                          1,000              1,000
Georgia Tax-Exempt Bond Fund                                                         (7,000)++          (7,000)++
Growth and Income Fund                                                               31,000             15,000

                                                                DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)
                                                                -------------------------------------------------
              FUND**                                              2005***              2004               2003
              ------                                              -------              ----               ----
High Income Fund                                                                     (3,000)++                +
International Equity Fund                                                             8,000             (3,000)++
International Equity Index Fund                                                      51,000              5,000
Investment Grade Bond Fund                                                           97,000             78,000
Investment Grade Tax-Exempt Bond Fund                                                67,000             68,000
Life Vision Aggressive Growth Fund                                                   (4,000)+                 +
Life Vision Conservative Fund                                                        (4,000)++                +
Life Vision Growth and Income Fund                                                   (4,000)++                +
Life Vision Moderate Growth Fund                                                     (1,000)++                +
Limited-Term Federal Mortgage Securities Fund                                         9,000              3,000
Maryland Municipal Bond Fund                                                               +                  +
Mid-Cap Equity Fund                                                                  38,000             22,000
Mid-Cap Value Equity Fund                                                            (4,000)++                +
North Carolina Tax-Exempt Bond Fund                                                        +                  +
Prime Quality Money Market Fund                                                   3,313,000          3,473,000
Seix High Yield Fund
Short-Term Bond Fund                                                                 (2,000)++          (4,000)++
Short-Term U.S. Treasury Securities Fund                                              6,000              3,000
Small Cap Growth Stock Fund                                                          72,000             33,000
Small Cap Value Equity Fund                                                          (3,000)++                +
Strategic Income Fund                                                                     0                   +
Strategic Quantitative Equity Fund                                                   (5,000)++                +
Tax-Exempt Money Market Fund                                                        327,000            298,000
Quality Growth Stock Fund                                                            (4,000)++               +
U.S. Government Securities Fund                                                      10,000             13,000
U.S. Government Securities Money Market Fund                                        335,000            345,000
U.S. Treasury Money Market Fund                                                      (5,000)++               +
Value Income Stock Fund                                                             212,000            180,000
Virginia Intermediate Municipal Bond Fund                                           (10,000)++         (10,000)++
Virginia Municipal Bond Fund                                                         (2,000)++                +
Virginia Tax-Free Money Market Fund                                                 185,000            167,000


----------------

*



** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.



*** With respect to the Classic Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, for the period from June 1, 2004 through March 31, 2005.


+     Not in operation during the period.

++    SEI Investments Distribution Co. reimbursed the Funds for other expenses.


For the fiscal periods ended March 31, 2005, and for the 2004 and 2003 fiscal years, the Funds paid the following amounts pursuant to the B Plan:

                                                              DISTRIBUTION FEES - AMOUNT PAID ($)
                                                  ---------------------------------------------------------
           FUND*                                  2005**                    2004                       2003
           -----                                  ------                    ----                       ----
Life Vision Aggressive Growth Fund                                          6,000                      1,000
Life Vision Conservative Fund                                              11,000                          0
Life Vision Growth and Income Fund                                         39,000                      1,000
Life Vision Moderate Growth Fund                                           52,000                      2,000


------------

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.



** With respect to the Classic Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, for the period from June 1, 2004 through March 31, 2005.



For the fiscal periods ended March 31, 2005, and for the 2004 and 2003 fiscal years ends, the Funds paid the following amounts pursuant to the C Plan:



                                                                        Distribution Fees - Amount Paid ($)
                                                                    -------------------------------------------
              Fund*                                                 2005**              2004               2003
              -----                                                 ------              ----               ----
Aggressive Growth Stock Fund                                                           (1,000)+             ***
Balanced Fund                                                                         672,000            612,000
Capital Appreciation Fund                                                             970,000            829,000
Emerging Growth Stock Fund                                                             (1,000)+             ***
Florida Tax-Exempt Bond Fund                                                          203,000            220,000
Georgia Tax-Exempt Bond Fund                                                          102,000             92,000
Growth and Income Fund                                                                693,000            534,000
High Income Fund                                                                      488,000            246,000
International Equity Fund                                                              47,000             27,000
International Equity Index Fund                                                        29,000             11,000
Investment Grade Bond Fund                                                            235,000            278,000
Investment Grade Tax-Exempt Bond Fund                                                 237,000            232,000
Limited-Term Federal Mortgage Securities Fund                                         675,000            487,000
Maryland Municipal Bond Fund                                                          228,000            243,000
Mid-Cap Equity Fund                                                                   117,000             81,000
Mid-Cap Value Equity Fund                                                              19,000              7,000
Prime Quality Money Market Fund                                                        49,000             79,000
Short-Term Bond Fund                                                                  133,000            141,000
Short-Term U.S. Treasury Securities Fund                                              349,000            405,000
Small Cap Growth Stock Fund                                                           337,000            199,000
Small Cap Value Equity Fund                                                           353,000            248,000
Strategic Income Fund                                                                 760,000            313,000
Strategic Quantitative Equity Fund                                                      3,000                ***
Quality Growth Stock Fund                                                             956,000          1,095,000
U.S. Government Securities Fund                                                       229,000            306,000
Value Income Stock Fund                                                               536,000            433,000
Virginia Intermediate Municipal Bond Fund                                                 ***                ***

                                                                         DISTRIBUTION FEES - AMOUNT PAID ($)
                                                                    -------------------------------------------
              FUND*                                                 2005**              2004               2003
              -----                                                 ------              ----               ----
Virginia Municipal Bond Fund                                                          115,000            128,000


-------------

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.



** With respect to the Seix Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, for the period from June 1, 2004 through March 31, 2005.



***   Not in operation during the period.



+     SEI Investments Distribution Co. reimbursed the Funds for other expenses.



Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and C Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.



                                                                         ANNUAL FIRST YEAR
                                    ANNUAL PAYOUT    INITIAL PAYMENT -     PAYOUT 12(b)-1      ANNUAL PAYOUT 12(b)-1
                                  12(b)-1 EFFECTIVE   AT TIME OF SALE   EFFECTIVE IMMEDIATELY  EFFECTIVE 13TH MONTH
         FUND                      Immediately (A)*         (C)                  (C)                    (C)
         ----                     -----------------  -----------------  ---------------------- ----------------------
Equity Funds
Aggressive Growth Stock Fund            0.25%             0.25%                0.45%                  0.60%
Balanced Fund                           0.20%             0.25%                0.50%                  0.65%
Capital Appreciation Fund               0.35%             0.25%                0.50%                  0.65%
Core Bond Fund                          0.25%             1.25%                0.74%                  0.74%
Intermediate Bond Fund                  0.25%             1.25%                0.60%                  0.60%
Limited Duration Fund                    N/A               N/A                 0.25%                  0.25%
Emerging Growth Stock Fund              0.25%             0.25%                0.45%                  0.60%
Growth and Income Fund                  0.20%             0.25%                0.45%                  0.60%
International Equity Fund               0.25%             0.25%                0.45%                  0.60%
International Equity Index Fund         0.30%             0.25%                0.40%                  0.50%
Life Vision Aggressive Growth
Fund                                    0.20%              N/A                  N/A                    N/A
Life Vision Conservative Fund           0.15%              N/A                  N/A                    N/A
Life Vision Growth and Income
Fund                                    0.20%              N/A                  N/A                    N/A
Life Vision Moderate Growth Fund        0.20%              N/A                  N/A                    N/A
Mid-Cap Equity Fund                     0.30%             0.25%                0.45%                  0.60%
Mid-Cap Value Equity Fund               0.25%             0.25%                0.45%                  0.60%
North Carolina Tax-Exempt Bond
Fund                                    0.05%              N/A                 0.75%                   N/A
Seix High Yield Fund                    0.25%             1.25%                0.65%                  0.65%
Small Cap Growth Stock Fund             0.35%             0.25%                0.50%                  0.65%
Small Cap Value Equity Fund             0.25%             0.25%                0.45%                  0.60%
Strategic Quantitative Equity
Fund                                    0.25%             0.25%                0.40%                  0.60%
Quality Growth Stock Fund               0.20%             0.25%                0.45%                  0.60%
Value Income Stock Fund                 0.20%             0.25%                0.50%                  0.65%
Fixed Income Funds
Florida Tax-Exempt Bond Fund            0.10%             0.15%                0.20%                  0.30%

                                                                         ANNUAL FIRST YEAR
                                    ANNUAL PAYOUT    INITIAL PAYMENT -     PAYOUT 12(B)-1      ANNUAL PAYOUT 12(B)-1
                                  12(B)-1 EFFECTIVE   AT TIME OF SALE   EFFECTIVE IMMEDIATELY  EFFECTIVE 13TH MONTH
         FUND                      Immediately (A)*         (C)                  (C)                    (C)
         -----                    -----------------   ---------------   ---------------------  --------------------
Georgia Tax-Exempt Bond Fund            0.10%             0.15%                0.20%                  0.30%
High Income Fund                        0.20%             0.25%                0.20%                  0.30%
Investment Grade Bond Fund              0.20%             0.20%                0.20%                  0.30%
Investment Grade Tax-Exempt Bond
Fund                                    0.20%             0.20%                0.20%                  0.30%
Limited Term Federal Mortgage
Securities Fund                         0.15%             0.15%                0.20%                  0.25%
Maryland Municipal Bond Fund            0.10%             0.15%                0.20%                  0.30%
Short Term Bond Fund                    0.15%             0.10%                0.20%                  0.25%
Short-Term U.S. Treasury
Securities Fund                         0.10%             0.10%                0.20%                  0.25%
Strategic Income Fund                   0.20%             0.25%                0.20%                  0.30%
U.S. Government Securities Fund         0.15%             0.20%                0.20%                  0.30%
Virginia Intermediate Municipal
Bond Fund                               0.10%             0.15%                0.20%                  0.30%
Virginia Municipal Bond Fund            0.10%             0.15%                0.20%                  0.30%


----------
* Initial Front End Sales Charge for A Shares ranges from 3.75% maximum to 0.50% depending on Fund and breakpoints (outlined in prospectus).

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling B Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

                                     INITIAL PAYMENT -    ANNUAL FIRST YEAR PAYOUT       ANNUAL PAYOUT 12(b)-1
FUND                                 AT TIME OF SALE    12(b)-1 EFFECTIVE IMMEDIATELY    EFFECTIVE 13TH MONTH
----                                 ---------------    -----------------------------    --------------------
LIFE VISION FUNDS
Life Vision Aggressive Growth Fund         4.00%                    N/A                         N/A
Life Vision Conservative Fund              4.00%                    N/A                         N/A
Life Vision Growth and Income Fund         4.00%                    N/A                         N/A
Life Vision Moderate Growth Fund           4.00%                    N/A                         N/A

            THE TRANSFER AGENT


BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent to the Trust.


            THE CUSTODIAN


SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[               ], served as independent registered public accountants for the
Trust.


         LEGAL COUNSEL


[           ] serves as legal counsel to the Trust.


         TRUSTEES AND OFFICERS OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.



MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Variable Trust which is comprised of seven series.



                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                       TERM OF           PRINCIPAL            IN FUND
NAME, ADDRESS,        POSITION(S)     OFFICE AND        OCCUPATION(S)         COMPLEX              OTHER
AGE/DATE OF           HELD WITH        LENGTH OF       DURING  THE PAST       OVERSEEN       DIRECTORSHIPS HELD
   BIRTH                TRUST         TIME SERVED         5 YEARS            BY TRUSTEE          BY TRUSTEE
   -----                -----         -----------         -------            ----------          ----------
INTERESTED
TRUSTEES*:
Richard W. Courts, II  Trustee     Indefinite; since  Chairman, Atlantic        56         Cousins Properties, Inc.;
3435 Stelzer Road                  November 2001      Investment Company                   Genuine Parts Company;
Columbus, OH 43219                                                                         Piedmont Medical Center;
DOB 01/18/36                                                                               SunTrust Bank; Courts
                                                                                           Foundation; J. Bulow
                                                                                           Campbell Foundation

Clarence H. Ridley     Trustee     Indefinite; since  Chairman, Haverty         56         Crawford & Co.
3435 Stelzer Road                  November 2001      Furniture Companies;
Columbus, OH 43219                                    Partner, King and
DOB 06/03/42                                          Spalding LLP (law
                                                      firm) (1977 to 2000)

INDEPENDENT
TRUSTEES**:
Thomas Gallagher       Trustee     Indefinite; since  President, CEO,           56         NAPA; Genuine Parts
3435 Stelzer Road                  May 2000           Genuine Parts                        Company; Oxford
Columbus, OH 43219                                    Company                              Industries, Inc. ;
DOB 11/25/47                                                                               Stone Mountain
                                                                                           Industrial Park; The
                                                                                           Lovett School

F. Wendell Gooch       Trustee     Indefinite; since  Retired                   56         SEI Family of Funds
3435 Stelzer Road                  May 1992
Columbus, OH 43219
DOB 12/03/32

Connie McDaniel        Trustee     Indefinite; since  [INSERT OCCUPATION]       56         [INSERT OTHER
3435 Stelzer Road                  May 2005                                                DIRECTORSHIPS]
Columbus, OH 43219
DOB [        ]

James O. Robbins       Trustee     Indefinite; since  President, CEO, Cox       56         Cox Communications;
3435 Stelzer Road                  May 2000           Communications,                      National Cable and
Columbus, OH 43219                                    Inc.                                 Telecommunications

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                       TERM OF           PRINCIPAL            IN FUND
NAME, ADDRESS,        POSITION(S)     OFFICE AND        OCCUPATION(S)         COMPLEX              OTHER
AGE/DATE OF           HELD WITH        LENGTH OF       DURING  THE PAST       OVERSEEN       DIRECTORSHIPS HELD
   BIRTH                TRUST         TIME SERVED         5 YEARS            BY TRUSTEE          BY TRUSTEE
   -----                -----         -----------         -------            ----------          ----------
DOB 07/04/42                                                                               Association; Discovery
                                                                                           Channel; Cable Labs;
                                                                                           C-Span; St. Paul's School

INDEPENDENT
TRUSTEES**:
Jonathan T. Walton     Trustee     Indefinite; since  Retired                   56         Detroit Riverfront
3435 Stelzer Road                  February 1998                                           Conservancy
Columbus, OH 43219
DOB 03/28/30

Sidney E. Harris       Trustee     Indefinite; since  Professor (since          56         ServiceMaster Company ;
3435 Stelzer Road                  November 2004      2004), Dean                          Total System Services,
Columbus, OH 43219                                    (1997-2004), J.                      Inc ; Transamerica
DOB 07/21/49                                          Mack Robinson                        Investors, Inc. (13
                                                      College of                           mutual funds)
                                                      Business, Georgia
                                                      State University

Warren Y. Jobe         Trustee     Indefinite; since  Retired. EVP,             56         WellPoint, Inc;
3435 Stelzer Road                  November 2004      Georgia Power                        UniSource Energy Corp.;
Columbus, OH 43219                                    Company and SVP,                     HomeBanc Corp.
DOB 11/12/40                                          Southern Company
                                                      (1998-2001)
Charles D. Winslow     Trustee     Indefinite; since  Retired.  Formerly        56         N/A
3435 Stelzer Road                  November 2004      Partner, Accenture
Columbus, OH 43219                                    (consulting)
DOB 07/13/35


-----------------

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.



** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.



BOARD COMMITTEES. The Board has established the following committees:



- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met ____ times in the most recently completed Trust fiscal year.



- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Committee. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. Mr. Gooch is Chairman of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met ___ time during the most recently completed Trust fiscal year.



- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met ___ times in the most recently completed Trust fiscal year.



BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's profitability from its Fund-related operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.


At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the Advisory Agreements for another year.



    The Board made these determinations on the basis of the following considerations, among others:



      - The investment advisory fees payable to the Adviser under each Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with each Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;



      - Each Advisory Agreement did not increase current investment advisory fees over historical fee and expense levels;



      - The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance;



      - The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;



      - The Adviser's entrepreneurial commitment to the management and success of each Fund, which could entail a substantial commitment of resources to the successful operation of each Fund; and



      - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.



                                                                 AGGREGATE DOLLAR RANGE OF SHARES IN ALL
                                                                   INVESTMENT COMPANIES OVERSEEN BY
                                     DOLLAR RANGE OF FUND                TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE                        SHARES                         INVESTMENT COMPANIES
   ---------------                        ------                         --------------------
INTERESTED TRUSTEES
Richard W. Courts, II
Clarence H. Ridley
8.1 INDEPENDENT TRUSTEES
Thomas Gallagher
F. Wendell Gooch
Connie McDaniel
James O. Robbins
Jonathan T. Walton
Sidney E. Harris
Warren Y. Jobe
Charles D. Winslow



BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2005. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.



                                                     PENSION OR
                                                     RETIREMENT            ESTIMATED
                                  AGGREGATE        BENEFITS ACCRUED       ANNUAL BENEFITS       TOTAL COMPENSATION FROM
                                 COMPENSATION       AS PART OF FUND           UPON                  THE TRUST AND FUND
       NAME OF TRUSTEE        FROM THE TRUST ($)      EXPENSES            RETIREMENT                   COMPLEX ($)
       ---------------        ------------------      --------            ----------                   -----------
INTERESTED TRUSTEES
Richard W. Courts, II                                    N/A                   N/A
Clarence H. Ridley                                       N/A                   N/A
INDEPENDENT TRUSTEES
Thomas Gallagher                                         N/A                   N/A
F. Wendell Gooch N/A N/A
Connie McDaniel*
James O. Robbins                                         N/A                   N/A
Jonathan T. Walton                                       N/A                   N/A
Sidney E. Harris*                                        N/A                   N/A
Warren Y. Jobe*                                          N/A                   N/A
Charles D. Winslow*                                      N/A                   N/A


--------------

* Ms. McDaniel was elected to the Board on May 17, 2005. Messrs. Harris, Jobe and Winslow were elected to the Board on November 15, 2004.

TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.



NAME, ADDRESS,                 POSITION(S)    TERM OF OFFICE AND
AGE/DATE OF BIRTH           HELD WITH TRUST  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-----------------           ---------------  ---------------------  -----------------------------------------------
OFFICERS:
R. Jeffrey Young            President        Since July 2004        SVP, Relationship Management, BISYS Fund Services (since
3435 Stelzer Road                                                   2002); VP, Client Services, BISYS Fund Services
Columbus, OH 43219                                                  (1997-2002)
DOB 08/22/64

Deborah A. Lamb             Executive Vice   Since September        Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza               President;       2004; since November   Capital Management, Inc. (since 2003); President,
Suite 1400                  Assistant        2003; since  August    Investment Industry Consultants, LLC (since  2000);
Atlanta, GA  30303          Secretary;       2004 (respectively)    Director of Compliance, INVESCO, Inc. (1995-2000)
DOB 10/02/52                Chief
                            Compliance
                            Officer

David L. Hughes             Treasurer,       Since May 2005         VP, Financial Administration, BISYS Fund Services (since
3435 Stelzer Road           Chief                                   2005); [INSERT PREVIOUS PRINCIPAL OCCUPATION(S)]
Columbus, OH 43219          Financial
DOB 01/23/65                Officer

Cynthia J. Surprise         Secretary        Since February 2005    Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road                                                   (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219                                                  Trust Company (1999-2004)
DOB 07/08/46

Alaina V. Metz              Assistant        Since July 2004        VP, Blue Sky Compliance, BISYS Fund Services (since
3435 Stelzer Road           Secretary                               2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                                  Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67

Julie M. Powers             Assistant        Since July 2004        Senior Paralegal, Legal Services, BISYS Fund Services
3435 Stelzer Road           Secretary                               (since 2000); Paralegal, Phillips, Lytle, Hitchcock,
Columbus, OH 43219                                                  Blaine & Huber LLP (1998-2000)
DOB 10/08/69



            PURCHASING AND REDEEMING SHARES


Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.


The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold L Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.



The Trust also imposes a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.


            DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

            TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX


This discussion of federal income tax considerations is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.



In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships.


Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Bond Funds and Money Market Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Bond Funds and Money Market Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

Gains and losses on the sale of a Money Market Fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

With respect to the Money Market Funds, because each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

Tax-Exempt Funds

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In certain cases, a Fund will be required to withhold, at the applicable witholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

            FUND TRANSACTIONS


The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer.

While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.



The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing money market and fixed income securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to a Fund or account generating the brokerage.

As provided in the 1934 Act higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."


For the fiscal periods ended March 31, 2005, and for the fiscal years ended in 2004, 2003 and 2002 , the Funds paid the following aggregate brokerage commissions on portfolio transactions:



                                                AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                                              ------------------------------------------------------------
         FUND                                 2005**       2004                 2003                  2002
         ----                                 ------       ----                 ----                  ----
Aggressive Growth Stock Fund                               26,801                  ***                   ***
Balanced Fund                                             528,811              406,753               347,574
Capital Appreciation Fund                               4,637,119            3,468,073             2,962,862
Core Bond Fund**
Intermediate Bond Fund**
Limited Duration Fund**
Emerging Growth Stock Fund                                 28,256                  ***                   ***
Florida Tax-Exempt Bond Fund                                  994                  188                 7,494
Georgia Tax-Exempt Bond Fund                                    0                   44                 5,061
Growth and Income Fund                                  1,534,256            1,693,527             2,103,432
High Income Fund                                                0                  535                 2,000
International Equity Fund                               1,189,052            1,127,511             1,404,641
International Equity Index Fund                            94,924              174,045               358,549
Investment Grade Bond Fund                                  4,979               19,387                44,758
Investment Grade Tax-Exempt Bond Fund                         888                4,267                80,565
Life Vision Aggressive Growth Fund                              0                    0                     0
Life Vision Conservative Fund                                   0                    0                     0
Life Vision Growth and Income Fund                              0                    0                     0
Life Vision Moderate Growth Fund                                0                    0                     0
Limited-Term Federal Mortgage Securities Fund              23,608               14,392                 8,134
Maryland Municipal Bond Fund                                    0                    0                 1,218
Mid-Cap Equity Fund                                       719,857              750,689               458,284
Mid-Cap Value Equity Fund                                 535,146              519,820               516,020
North Carolina Tax-Exempt Bond Fund***                        ***                  ***                   ***
Prime Quality Money Market Fund                            46,404               49,465               220,347
Short-Term Bond Fund                                            0                    0                 7,234
Short-Term U.S. Treasury Securities Fund                        0                    0                 3,639
Small Cap Value Equity Fund                             1,256,292              926,708             1,165,793
Small Cap Growth Stock Fund                             4,425,364            3,038,457             1,475,533
Strategic Income Fund                                           0                    0                   802
Strategic Quantitative Equity Fund                        303,252                  ***                   ***
Tax-Exempt Money Market Fund                                    0                    0                29,400
Quality Growth Stock Fund                                 585,220              845,910               922,329
U.S. Government Securities Fund                             7,952                1,634                 5,112

                                                AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                                              ------------------------------------------------------------
         FUND                                 2005**       2004                 2003                  2002
         ----                                 ------       ----                 ----                  ----
U.S. Government Securities Money Market Fund              127,807              194,725               157,937
U.S. Treasury Money Market Fund                           423,336              365,760               320,083
Value Income Stock Fund                                 1,852,549            1,497,214             1,554,061
Virginia Intermediate Municipal Bond Fund                       0                    0                 5,758
Virginia Municipal Bond Fund                                    0                    0                 1,711
Virginia Tax-Free Money Market Fund                             0                    0                 8,685


-------------

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.



** With respect to the Seix Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, for the period from June 1, 2004 through March 31, 2005.



***   Not in operation during the period.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. With respect to transactions in equity securities, the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses. From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e). For the fiscal period ended March 31, 2005 and for the 2004 fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:



                                              TOTAL DOLLAR AMOUNT OF         TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                            BROKERAGE COMMISSIONS FOR        INVOLVING BROKERAGE COMMISSIONS FOR
                                              RESEARCH SERVICES ($)                 RESEARCH SERVICES ($)
                                            -------------------------        -----------------------------------
                 FUND                       2005             2004            2005                   2004
                 ----                       ----             ----            ----                   ----
Balanced Fund*                                              442,892.82                           283,926,877.89
Capital Appreciation Fund                                 3,902,770.06                         2,483,046,396.19
Growth and Income Fund                                    1,442,170.03                           880,875,151.99
Mid-Cap Equity Fund                                         632,645.92                           320,092,416.94
Mid-Cap Value Equity Fund                                   522,909.89                           254,550,199.22
Small Cap Growth Stock Fund                               3,531,664.12                         1,199,684,809.45
Small Cap Value Equity Fund                               1,201,118.73                           546,716,238.42
Strategic Quantitative Equity Fund                            2,569.66                             3,686,573.76
Quality Growth Stock Fund                                   528,646.31                           334,513,042.24
Value Income Stock Fund                                   1,819,814.93                         1,080,901,945.13


--------------------

*  Relates to the equity portion of the Balanced Fund's portfolio only.


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal periods ended March 31, 2005, and for the fiscal years ended 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.



                                                                                   PERCENTAGE OF TOTAL       PERCENTAGE OF TOTAL
                                                 AGGREGATE DOLLAR AMOUNT OF       BROKERAGE COMMISSIONS    BROKERAGE TRANSACTIONS
                                                BROKERAGE COMMISSIONS PAID TO       PAID TO AFFILIATED        EFFECTED THROUGH
                                                   AFFILIATED BROKERS ($)*            BROKERS (%)**         AFFILIATED BROKERS (%)
                                               --------------------------------  -----------------------  --------------------------
               FUND***                         2005+   2004     2003     2002    2005  2004  2003  2002   2005+  2004   2003   2002
---------------------------------------------  -----  -------  -------  -------  ----  ----  ----  -----  -----  -----  -----  -----
Aggressive Growth Stock Fund                              176        +        +        0.66     +      +          9.64      +      +

Balanced Fund+++                                        5,368    9,515   22,701        1.02  2.34   6.53         42.21  21.73  49.80

Capital Appreciation Fund                              17,138   13,299   50,843        0.37  0.38   1.72         25.14  25.96  36.59

Core Bond Fund

Intermediate Bond Fund

Limited Duration Fund

Emerging Growth Stock Fund                                103        +        +        0.36     +      +         11.15      +      +

Florida-Tax Exempt Bond Fund                              994      188    7,494         100   100    100           100    100    100

Georgia Tax-Exempt Bond Fund                                0       44    5,061         100   100    100             0    100    100

Growth and Income Fund                                      0        0   22,938           0     0   1.09             0      0  25.95

High Income Fund                                            3      535    2,000         100   100    100           100    100    100

International Equity Fund                                   0        0    4,747           0     0   0.34             0      0   2.10

International Equity Index Fund                             0        0    6,013           0     0   1.68             0      0   0.62

Investment Grade Bond Fund                              4,979   19,387   44,758         100   100    100           100    100    100

                                                                                   PERCENTAGE OF TOTAL       PERCENTAGE OF TOTAL
                                                 AGGREGATE DOLLAR AMOUNT OF       BROKERAGE COMMISSIONS    BROKERAGE TRANSACTIONS
                                                BROKERAGE COMMISSIONS PAID TO       PAID TO AFFILIATED        EFFECTED THROUGH
                                                   AFFILIATED BROKERS ($)*            BROKERS (%)**         AFFILIATED BROKERS (%)
                                               --------------------------------  -----------------------  --------------------------
               FUND***                         2005+   2004     2003     2002    2005  2004  2003  2002   2005+  2004   2003   2002
---------------------------------------------  -----  -------  -------  -------  ----  ----  ----  -----  -----  -----  -----  -----
Investment Grade Tax-Exempt Bond Fund                     888    4,267   80,565         100   100    100           100    100    100

Life Vision Aggressive Growth Fund                          0        0        +           0     0      +             0      0      +

Life Vision Conservative Fund                               0        0        +           0     0      +             0      0      +

Life Vision Growth and Income Fund                          0        0        +           0     0      +             0      0      +

Life Vision Moderate Growth Fund                            0        0        +           0     0      +             0      0      +

Limited-Term Federal Mortgage Securities Fund          23,608   14,392    8,134         100   100    100           100    100    100

Maryland Municipal Bond Fund                                0        0    1,218           0     0    100             0      0    100

Mid-Cap Equity Fund                                     2,726    2,888   12,971        0.38  0.38   2.83         20.39  19.10  30.65

Mid-Cap Value Equity Fund                               2,114    1,898    4,850        0.40  0.37   0.94         12.35  25.07  14.70

North Carolina Tax-Exempt Bond Fund

Prime Quality Money Market Fund                        46,404   49,465  220,347         100   100    100           100    100    100

Seix High Yield Fund

Short-Term Bond Fund                                        0        0    7,234           0     0    100             0      0    100

Short-Term U.S. Treasury Securities Fund                    0        0    3,639           0     0    100             0      0    100

Small Cap Growth Stock Fund                            10,384    3,100   17,884        0.37  0.10   1.21          4.50   5.45  10.37

Small Cap Value Equity Fund                             4,608    5,267   68,387        0.23  0.57   5.87         28.21  28.36  28.01

Strategic Income Fund                                       0        0      802           0     0    100             0      0  14.45

                                                                                   PERCENTAGE OF TOTAL       PERCENTAGE OF TOTAL
                                                 AGGREGATE DOLLAR AMOUNT OF       BROKERAGE COMMISSIONS    BROKERAGE TRANSACTIONS
                                                BROKERAGE COMMISSIONS PAID TO       PAID TO AFFILIATED        EFFECTED THROUGH
                                                   AFFILIATED BROKERS ($)*            BROKERS (%)**         AFFILIATED BROKERS (%)
                                               --------------------------------  -----------------------  --------------------------
               FUND***                         2005+   2004     2003     2002    2005  2004  2003  2002   2005+  2004   2003   2002
---------------------------------------------  -----  -------  -------  -------  ----  ----  ----  -----  -----  -----  -----  -----
Strategic Quantitative Equity Fund                        237        +        +        0.08     +      +          2.99      +      +

Tax-Exempt Money Market Fund                                0        0   29,400           0     0    100             0      0    100

Quality Growth Stock Fund                               1,712    3,724    3,097        0.29  0.44   0.34         40.98  41.97  35.10

U.S. Government Securities Fund                         7,952    1,634    5,112         100   100    100           100    100    100

U.S. Government Securities Money Market Fund          127,807  194,725  157,937         100   100    100           100    100    100

U.S. Treasury Money Market Fund                       423,336  365,760  320,083         100   100    100           100    100    100

Value Income Stock Fund                                18,467   28,323   50,767        1.00  1.89   3.22         37.56  20.51  47.71

Virginia Intermediate Municipal Bond Fund                   0        0    4,953           0     0  86.02             0      0  57.54

Virginia Municipal Bond Fund                                0        0    1,711                 0    100             0      0    100

Virginia Tax-Free Money Market Fund                         0        0    8,685           0     0    100                    0    100



* Prior to July 26, 2004, SEI Investments Distribution Co. served as the Trust's distributor. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co.



** For most Bond Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Bond Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Bond Fund's portfolio transactions.



*** Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31.



+With respect to the Seix Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, for the period from June 1, 2004 through March 31, 2005



++ Not in operation during the period.



+++ Relates to the equity portion of the Balanced Fund's portfolio only.



SECURITIES OF "REGULAR BROKER-DEALERS." As of March 31, 2005, the Funds held securities of their "regular broker-dealers" (as such term is defined in the 1940 Act) as follows:

Fund         Security Type     Security    Holdings
----         -------------     --------    --------

      PORTFOLIO TURNOVER RATE


Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each non-money market Fund's portfolio turnover rate for the fiscal periods ended March 31, 2005, and for the 2004 and 2003 fiscal years is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.



                    FUND*                           TURNOVER RATE (%)
---------------------------------------------    ----------------------
                                                 2005**    2004    2003
                                                 ------    ----    ----
Aggressive Growth Stock Fund                                  2     ***

Balanced Fund                                               116     102

Capital Appreciation Fund                                   106      69

Core Bond Fund                                              463     330

Intermediate Bond Fund                                      277     130

Limited Duration Fund                                       244     101

Emerging Growth Stock Fund                                   11     ***

Florida Tax-Exempt Bond Fund                                 56      62

Georgia Tax-Exempt Bond Fund                                100      17

Growth and Income Fund                                       51      52

High Income Fund                                             49      20

International Equity Fund                                    58      89

International Equity Index Fund                              10      25

Investment Grade Bond Fund                                  119     137

Investment Grade Tax-Exempt Bond Fund                       242     329

Life Vision Aggressive Growth Fund                           44      50

Life Vision Conservative Fund                               138     160

Life Vision Growth and Income Fund                           97     139

Life Vision Moderate Growth Fund                            109     101

Limited-Term Federal Mortgage Securities Fund               146     117

Maryland Municipal Bond Fund                                 15      31

Mid-Cap Equity Fund                                         126     144

Mid-Cap Value Equity Fund                                    95      71

North Carolina Tax-Exempt Bond Fund                         ***     ***

Seix High Yield Fund                                        108      73

Short-Term Bond Fund                                         66      89

                    FUND*                           TURNOVER RATE (%)
---------------------------------------------    ----------------------
                                                 2005**    2004    2003
                                                 ------    ----    ----
Short-Term U.S. Treasury Securities Fund                    131     140

Small Cap Growth Stock Fund                                 107      96

Small Cap Value Equity  Fund                                 44      29

Strategic Income Fund                                        95      52

Strategic Quantitative Equity Fund                          344     ***

Quality Growth Stock Fund                                    49      58

U.S. Government Securities Fund                             240     150

Value Income Stock Fund                                      67      46

Virginia Intermediate Municipal Bond Fund                    26      30

Virginia Municipal Bond Fund                                 33      18



* Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31.



** With respect to the Seix Funds, for the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, for the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, for the period from June 1, 2004 through March 31, 2005.



***   Not in operation during the period.



PORTFOLIO HOLDINGS



The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.



Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.



The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Funds' website at www.sticlassicfunds.com. The Funds' website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next calendar quarter. The information on the Fund's website is publicly available to all categories of persons. In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.



The Funds require any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.



Currently, the Funds have arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Company, LLC, Freidman, Billings, Ramsey & Co., Inc., JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.



Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.



No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.



Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a calendar quarter basis with a lag time of 30 days to S&P.



In addition, the Funds' service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

      DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

      VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

         LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

      CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Subadviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust, the Adviser and the Subadviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

      PROXY VOTING


The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.


Information regarding how the Funds' voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds' proxy voting record is available on the Funds' website at www.sticlassicfunds.com, and without charge upon request by calling (800) 428-6970, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' proxy voting record is also available on the SEC's website at www.sec.gov.

      5% AND 25% SHAREHOLDERS


As of July _, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.


FUND       NAME AND ADDRESS    NUMBER OF SHARES    CLASS    % OF CLASS

FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended March 31, 2005,
including notes thereto and the reports of [               ] thereon, are herein
incorporated by reference. A copy of the 2005 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            -     Leading market positions in well-established industries.

            -     High rates of return on funds employed.

            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

            - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT LOGO]

          TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC
                               FUNDS SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most respected proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its excellent research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a

Funds Proxy Letter                                                      12.30.04
material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

Funds Proxy Letter                                                      12.30.04

                                                                         12/2004

                   TRUSCO CAPITAL MANAGEMENT, INC PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and mutual funds. The Committee will annually (or more often if needed) review, reaffirm and amend guidelines, strategies and proxy policies for all domestic and international clients, funds and product lines.

Trusco, after an extensive review of service providers including size, experience and independence, has contracted with Institutional Shareholder Services ("ISS") as its agent to provide administrative, clerical, and functional and recordkeeping services and support related to the firm's proxy voting processes/procedures, which include, but are not limited to:

      1. Collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's mutual fund clients.

      2. Facilitating the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's mutual fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

      3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's mutual fund clients.

As reflected in our specific Trusco proxy policies, the Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will, at all times, retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. This information will, as needed, be communicated to ISS as agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS capabilities as agent for the services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed mutual funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of an independent third party agent, ISS, to assist with facilitating the administrative, clerical, functional and

Trusco Capital Management Proxy Policy                          revised 12.30.04
recordkeeping duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as all ERISA specific guidelines and requirements are incorporated in this policy.

Trusco provides and maintains the following standard proxy voting policies:

      -     Trusco U.S. Domestic Proxy Policy (includes ERISA related accounts)

      -     Trusco Taft Hartley Proxy Policy

      -     Trusco Global/International Proxy Policy

Brief summaries and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy; and full complete versions of all of these policies are available as described below.

The Committee will obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that some proxy issues are voted on a case-by-case basis, the Committee utilizes the firm's pre-determined proxy voting policies and guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are considered include: an in-depth look at each company's organizational structure; executive and operating management styles, board of directors structure, corporate culture and governance processes, implicit and explicit social and economic product benefits, and the impact or economic implications of the available alternatives.

                              EXCEPTIONS TO POLICY

The guidelines as outlined herein generally do not apply where Trusco has contracted discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed, separate, or wrap accounts.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's own proxy voting policies and procedures. The Committee will annually review the sub advisor's proxy voting policies and procedures.

Trusco will retain voting responsibilities for its mutual fund clients unless it specifically delegates proxy voting responsibility to a properly appointed subadvisor.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its affiliates, occasions may from time to time arise in which the Committee believes that a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Trusco Capital Management Proxy Policy                          revised 12.30.04

Examples of material conflicts of interest that may arise could include those where the shares to be voted involve:

      1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

      2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

      3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

      4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

      5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

      1.    Retain an independent fiduciary to vote the shares.

      2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. Security lending is where the clients or funds loan stock in their accounts or portfolio to various broker-dealers and collect interest based on the underlying value of the position. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any

Trusco Capital Management Proxy Policy                          revised 12.30.04
factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

TRUSCO CLIENTS:

Extended summaries of TRUSCO CAPITAL MANAGEMENT, INC.'S U.S. DOMESTIC PROXY POLICY (includes ERISA related accounts,) TAFT HARTLEY PROXY POLICY, and GLOBAL/INTERNATIONAL PROXY POLICY and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI CLASSIC FUNDS AND STI CLASSIC VARIABLE TRUST SHAREHOLDERS:

The above information as it relates to the STI Classic Funds or the STI Classic Variable Trust is available to fund shareholders by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

Trusco Capital Management Proxy Policy                          revised 12.30.04

2005

TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

      - there are concerns about the accounts presented or audit procedures used; or

      - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

      - there are serious concerns about the accounts presented or the audit procedures used;

      -     the auditors are being changed without explanation; or

      - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

      - there are serious concerns about the statutory reports presented or the audit procedures used;

      - questions exist concerning any of the statutory auditors being appointed; or

      - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

      - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

      -     the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management

Trusco Global Super Summary                                          Page 1 of 6
demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

      -     Adequate disclosure has not been provided in a timely manner;

      -     There are clear concerns over questionable finances or restatements;

      - There have been questionable transactions with conflicts of interest;

      - There are any records of abuses against minority shareholder interests; and

      -     The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and

Trusco Global Super Summary                                          Page 2 of 6
share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

      - there are serious questions about actions of the board or management for the year in question; or

      -     legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Trusco Global Super Summary                                          Page 3 of 6

Vote FOR specific proposals to increase authorized capital to any amount, unless:

      - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

      - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BYCASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion

Trusco Global Super Summary                                          Page 4 of 6
meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

      -     clear evidence of past abuse of the authority is available; or

      -     the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value: Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

      - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

      - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BYCASE basis.

REINCORPORATION PROPOSALS:

Trusco Global Super Summary                                          Page 5 of 6

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Trusco Global Super Summary                                          Page 6 of 6

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                           BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER             SECTION                        [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                   VOTE
------ ------------------ ------------------- --------------------------------------------------------------------------------- ----
1.0.   Operational Items  Adjourn Meeting     To provide management with the authority to adjourn an annual or special meeting.  F

1.1.   Operational Items  Amend Quorum        To reduce quorum requirements for shareholder meetings below a majority of the     A
                          Requirements        shares outstanding

1.2.   Operational Items  Amend Minor Bylaws  To make housekeeping changes (updates or corrections) to bylaw or charter          F

1.3.   Operational Items  Change Company Name To change the corporate name                                                       F

                          Date, Time, or                                                                                         F
1.4.   Operational Items  Location of Annual  Management proposals to change the date/time/location of the annual meeting
                          Meeting

                          Date, Time, or                                                                                         A
1.5.   Operational Items  Location of Annual  Shareholder proposals To change the date/time/location of the annual meeting
                          Meeting

1.6.   Operational Items  Auditors            To ratify auditors                                                                 F

1.7.   Operational Items  Auditors            Shareholder proposals asking companies to prohibit their auditors from             A
                                              engaging in non-audit services

1.8.   Operational Items  Auditors            Shareholder proposals to require audit firm rotation                               A

1.9.   Operational Items  Transact Other      To approve other business when it appears as voting item                           A
                          Business

                          Voting on Director
                          Nominees in
2.0.   Board of Directors Uncontested         Director nominees who are not described below                                      F
                          Elections

                          Voting on Director
                          Nominees in
2.1.   Board of Directors Uncontested         Director nominees who have Implement or renewed a dead-hand or modified            W
                          Elections           dead-hand poison pill

                          Voting on Director
                          Nominees in
2.2.   Board of Directors Uncontested         Director nominees who have ignored a shareholder proposal that is approved by      W
                          Elections           a majority of the votes cast for two consecutive years

                          Voting on Director
                          Nominees in
2.3.   Board of Directors Uncontested         Director nominees who have failed to act on takeover offers where the majority     W
                          Elections           of the shareholders tendered their shares

                          Voting on Director
                          Nominees in
2.4.   Board of Directors Uncontested         Director nominees who enacted egregious corporate governance policies or           W
                          Elections           failed to replace management as appropriate

2.5.   Board of Directors Age Limits          To limit the tenure of outside directors either through term limits or             A
                                              mandatory retirement ages.

2.6.   Board of Directors Board Size          To fix the board size or designate a range for the board size                      F

2.7.   Board of Directors Board Size          To give management the ability to alter the size of the board outside of           A
                                              a specified range without shareholder approval

                          Classification/
2.8.   Board of Directors Declassification    MANAGEMENT and shareholder proposals to classify the board                         F
                            of the Board

                          Classification/
2.9.   Board of Directors Declassification    MANAGEMENT and shareholder proposals to repeal classified boards and to            A
                          of the Board        elect all directors annually

2.10.  Board of Directors Cumulative Voting   To eliminate cumulative voting.                                                    F

2.11.  Board of Directors Cumulative Voting   To restore or permit cumulative voting                                             A

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER       SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ---------  ---------------  ----------------------------------------------------------------------------  ----
                   Director and
                   Officer
2.12.   Board of   Indemnification  Proposals on director and officer indemnification and liability protection
        Directors  and              not particularly described below.                                              C
                   Liability
                   Protection

                   Director and
                   Officer
2.13.   Board of   Indemnification  To eliminate entirely directors' and officers' liability for monetary
        Directors  and              damages for violating the duty of care.                                        A
                   Liability
                   Protection

                   Director and
                   Officer
2.14.   Board of   Indemnification  To expand coverage beyond just legal expenses to acts, such as negligence,
        Directors  and              that are more serious violations of fiduciary obligation than mere             A
                   Liability        carelessness
                   Protection

                   Director and
                   Officer          To expand coverage in cases when a director's or officer's legal defense was
2.15.   Board of   Indemnification  unsuccessful if: (1) the director was found to have acted in good faith and
        Directors  and              in a manner that he reasonably believed was in the best interests of the       F
                   Liability        company, and (2) only if the director's legal expenses would be covered.
                   Protection

                   Establish/
2.16.   Board of   Amend            To establish or amend director qualifications                                  A
        Directors  Nominee
                   Qualifications

                   Establish/
2.17.   Board of   Amend
        Directors  Nominee          Shareholder proposals requiring two candidates per board seat                  A
                   Qualifications

                   Filling
2.18.   Board of   Vacancies/       To provide that directors may be removed only for cause.                       A
        Directors  Removal of
                   Directors

                   Filling
2.19.   Board of   Vacancies/
        Directors  Removal of       To restore shareholder ability to remove directors with or without cause.      F
                   Directors

                   Filling
2.20.   Board of   Vacancies/       To provide that only continuing directors may elect replacements to fill
        Directors  Removal of       board vacancies.                                                               A
                   Directors
                   Filling
2.21.   Board of   Vacancies/
        Directors  Removal of       To permit shareholders to elect directors to fill board vacancies.             F
                   Directors

                   Independent
2.22.   Board of   Chairman
        Directors  (Separate        To recommend that the positions of chairman and CEO be combined.               F
                   Chairman/CEO)

                   Independent
2.23.   Board of   Chairman         To recommend that the positions of chairman and CEO be separate and distinct
        Directors  (Separate        positions held by 2 different individuals.                                     A
                   Chairman/CEO

                   Majority of
2.24.   Board of   Independent      Shareholder proposals to require that a majority or more of directors be
        Directors  Directors/       independent                                                                    F
                   Establishment
                   of Committees

                   Majority of
                   Independent
2.25.   Board of   Directors/       Shareholder proposals asking that board audit, compensation, and/or            A
        Directors  Establishment    nominating committees be composed exclusively of independent directors of Committees

2.26.   Board of   Open Access      Shareholder proposals asking for open access                                   A
        Directors

                   Stock
2.27.   Board of   Ownership        Shareholder proposals that mandate a minimum amount of stock that directors    A
        Directors  Requirements     must own in order to qualify as a director or to remain on the board

                   Stock            Shareholder proposals asking that the company adopt a holding or retention
2.28.   Board of   Ownership        period for its executives (for holding stock after the vesting or exercise     A
        Directors  Requirements     of equity awards)

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER          SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ------------  ---------------  ----------------------------------------------------------------------------  ----
2.29.   Board of      Term Limits      Shareholder or management proposals to limit the tenure of outside directors    A
        Directors

                      Voting for
                      Director
3.0.    Proxy         Nominees in
        Contests      Contested        Votes in a contested election of directors                                      C
                      Elections

                      Reimbursing
                      Proxy
3.1.    Proxy         Solicitation
        Contests      Expenses         To reimburse proxy solicitation expenses                                        C

                                       Shareholder proposals requesting that corporations adopt confidential
3.2.    Proxy         Confidential     voting, use independent vote tabulators and use independent inspectors of
        Contests      Voting           election                                                                        A

3.3.    Proxy         Confidential     Management proposals to adopt confidential voting.                              A
        Contests      Voting

                      Advance
        Antitakeover  Notice
4.0.    Defenses and  Requirements
        Voting        for
        Related       Shareholder      Advance notice proposals                                                        F
        Issues        Proposals/Nomi
                      nations

        Antitakeover
        Defenses and  Amend Bylaws
4.1.    Voting        without
        Related       Shareholder      Proposals giving the board exclusive authority to amend the bylaws              F
        Issues        Consent

        Antitakeover  Amend Bylaws
        Defenses and  without          Proposals giving the board the ability to amend the bylaws in addition to
4.2.    Voting        Shareholder      shareholders                                                                    F
        Related       Consent
        Issues

        Antitakeover
        Defenses and                   Shareholder proposals that ask a company to submit its poison pill for
4.3.    Voting        Poison Pills     shareholder ratification                                                        F
        Related
        Issues

        Antitakeover
        Defenses and                   Shareholder proposals asking that any future pill be put to a shareholder
4.4.    Voting        Poison Pills     vote                                                                            F
        Related
        Issues

        Antitakeover
        Defenses and
4.5.    Voting        Poison Pills     Management proposals to ratify a poison pill                                    C
        Related
        Issues

        Antitakeover  Shareholder
        Defenses and  Ability to
4.6.    Voting        Act by
        Related       Written          To restrict or prohibit shareholder ability to take action by written consent   A
        Issues        Consent

        Antitakeover  Shareholder
        Defenses and  Ability to
4.7.    Voting        Act by
        Related       Written          To allow or make easier shareholder action by written consent                   F
        Issues        Consent

        Antitakeover  Shareholder
        Defenses and  Ability to
4.8.    Voting        Call Special     To restrict or prohibit shareholder ability to call special meetings.           A
        Related       Meetings
        Issues

        Antitakeover  Shareholder
        Defenses and  Ability to       To remove restrictions on the right of shareholders to act independently of
4.9.    Voting        Call Special     management.                                                                     F
        Related       Meetings
        Issues

        Antitakeover
        Defenses and
4.10.   Voting        Supermajority
        Related       Vote             To require a supermajority shareholder vote.                                    A
        Issues        Requirements

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                    BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER         SECTION                     [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------  --------------  --------------  ---------------------------------------------------------------------------  ----
        Antitakeover
        Defenses and
4.11.   Voting          Supermajority
        Related         Vote            To lower supermajority vote requirements.                                      F
        Issues          Requirements

        Mergers and
5.0.    Corporate       Appraisal
        Restructurings  Rights          To restore, or provide shareholders with, rights of appraisal.                 A

        Mergers and
5.1.    Corporate       Asset
        Restructurings  Purchases       On asset purchase proposals                                                    C

        Mergers and
5.2.    Corporate       Asset Sales     Asset sales                                                                    C
        Restructurings

        Mergers and     Bundled
5.3.    Corporate       Proposals       Bundled or "conditioned" proxy proposals                                       C
        Restructurings

        Mergers and                     Proposals regarding conversion of securities, absent penalties or likely
5.4.    Corporate       Conversion      bankruptcy.                                                                    C
        Restructurings  of Securities

        Mergers and     Conversion      Proposals regarding conversion of securities, if it is expected that the
5.5.    Corporate       of Securities   company will be subject to onerous penalties or will be forced to file for     F
        Restructurings                  bankruptcy if the transaction is not approved.

        Mergers and
5.6.    Corporate       Corporate       Proposals to increase common and/or preferred shares and to issue shares as    C
        Restructurings  Reorganization  part of a debt restructuring plan, absent likely bankruptcy.

        Mergers and     Corporate       Proposals to increase common and/or preferred shares and to issue shares as
5.7.    Corporate       Reorganization  part of a debt restructuring plan where bankruptcy is likely if the            F
        Restructurings                  transaction is not approved

        Mergers and     Formation of
5.8.    Corporate       Holding         To form a holding company                                                      C
        Restructurings  Company

                        Going
                        Private
5.9.    Mergers and     Transactions    To make the company private rather than public                                 C
        Corporate       (LBOs and
        Restructurings  Minority
                        Squeeze outs)

        Mergers and
5.10.   Corporate       Joint           To form joint ventures                                                         C
        Restructurings  Ventures

        Mergers and
5.11.   Corporate       Liquidations    To liquidate when bankruptcy is not likely                                     C
        Restructurings

        Mergers and
5.12.   Corporate       Liquidations    To liquidate when bankruptcy is likely                                         F
        Restructurings

                        Mergers and
                        Acquisitions/
        Mergers and     Issuance of
5.13.   Corporate       Shares to       To merge with or acquire another company                                       C
        Restructurings  Facilitate
                        Merger or
                        Acquisition

                        Private
        Mergers and     Placements/
5.14.   Corporate       Warrants/
        Restructurings  Convertible     To issue a private placement security when bankruptcy is not likely            C
                        Debentures

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                    BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER           SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ---------      ---------------  ----------------------------------------------------------------------------  ----
                       Private
        Mergers and    Placements/
5.15.   Corporate      Warrants/
        Restructurings Convertible      To issue a private placement security when bankruptcy is not likely            F
                       Debentures

        Mergers and
5.16.   Corporate      Spin-offs        To spin off a unit or line of business                                         C
        Restructurings

        Mergers and    Value            To maximize shareholder value by hiring a financial advisor to explore
5.17.   Corporate      Maximization     strategic alternatives, selling the company or liquidating the company and     C
        Restructurings Proposals        distributing the proceeds to shareholders.

                       Control
6.0.    State of       Share            To opt out of control share acquisition statutes                               F
        Incorporation  Acquisition
                       Provisions

                       Control
6.1.    State of       Share
        Incorporation  Acquisition
                       Provisions       To amend the charter to include control share acquisition provisions.          A

                       Control
6.2.    State of       Share
        Incorporation  Acquisition      To restore voting rights to the control shares.                                F
                       Provisions

                       Control
6.3.    State of       Share Cash
        Incorporation  out              To opt out of control share cash out statutes.                                 F
                       Provisions

6.4.    State of       Disgorgement     To opt out of state disgorgement provisions.                                   F
        Incorporation  Provisions

6.5.    State of       Fair Price       To adopt fair price provisions                                                 C
        Incorporation  Provisions

6.6.    State of       Fair Price       To adopt fair price provisions with shareholder vote requirements greater      A
        Incorporation  Provisions       than a majority of disinterested shares.

6.7.    State of       Freeze Out       proposals to opt out of state freeze out provisions                            F
        Incorporation

6.8.    State of       Greenmail        To adopt anti greenmail charter of bylaw amendments                            F
        Incorporation                   Or otherwise restrict a company's ability to make greenmail payments.

6.9.    State of       Greenmail        To adopt anti greenmail proposals when they are bundled with other charter     C
        Incorporation                   or bylaw amendments.

6.10.   State of       Reincorporation  To change a company's state of incorporation                                   C
        Incorporation  Proposals

6.11.   State of       Stakeholder      To consider non-shareholder constituencies or other non-financial effects      A
        Incorporation  Provisions       when evaluating a merger or business combination.

                                        To opt in or out of state takeover statutes (including control share
                       State Anti       acquisition statutes, control share cash-out statutes, freeze out
6.12.   State of       takeover         provisions, fair price provisions, stakeholder laws, poison pill               C
        Incorporation  Statutes         endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions).

                       Adjustments
7.0.    Capital        to Par Value
        Structure      of Common        Management proposals to reduce or eliminate the par value of common stock.     F
                       Stock

7.1.    Capital        Common Stock     To increase the number of shares of common stock authorized for issuance       C
        Structure      Authorization

7.2.    Capital        Common Stock     To increase the number of authorized shares of the class of stock that has     C
        Structure      Authorization    superior voting rights.

                                        To approve increases beyond the allowable increase when a company's shares
7.3.    Capital        Common Stock     are in danger of being de-listed or if a company's ability to continue to      F
        Structure      Authorization    operate as a going concern is uncertain

7.4.    Capital        Dual-class       Proposals to create a new class of common stock with superior voting rights    A
        Structure      Stock

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                    BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER       SECTION                           [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ---------  ---------------       ----------------------------------------------------------------------------  ----
                                         To create a new class of nonvoting or sub-voting common stock if:

                                         -     It is intended for financing purposes with minimal or no dilution
7.5.    Capital        Dual-class              to current shareholders
        Structure      Stock
                                         -     It is not designed to preserve the voting power of an insider or         F
                                               significant shareholder

7.6.    Capital        Issue Stock       To increase authorized common stock for the explicit purpose of implementing
        Structure      for Use with      a shareholder rights plan (poison pill).                                       A
                       Rights Plan

7.7.    Capital        Preemptive        Shareholder proposals that seek preemptive rights                              C
        Structure      Rights

                                         To authorizing the creation of new classes of preferred stock with
7.8.    Capital        Preferred         unspecified voting, conversion, dividend distribution, and other rights        A
        Structure      Stock             ("blank check" preferred stock).

7.9.    Capital        Preferred         To create "declawed" blank check preferred stock (stock that cannot be used    F
        Structure      Stock             as a takeover defense).

                                         To authorize preferred stock in cases where the company specifies the
7.10.   Capital        Preferred         voting, dividend, conversion, and other rights of such stock and the terms     F
        Structure      Stock             of the preferred stock appear reasonable

7.11.   Capital        Preferred         To increase the number of blank check preferred stock authorized for           A
        Structure      Stock             issuance when no shares have been issued or reserved for a specific purpose.

7.12.   Capital        Preferred         To increase the number of blank check preferred shares                         F
        Structure      Stock

7.13.   Capital                          Recapitalizations (reclassifications of securities)                            C
        Structure      Recapitalization

7.14.   Capital        Reverse           Management proposals to implement a reverse stock split when the number of     F
        Structure      Stock Splits      authorized shares will be proportionately reduced

7.15.   Capital        Reverse           Management proposals to implement a reverse stock split to avoid delisting.    F
        Structure      Stock Splits

7.16.   Capital        Reverse           To implement a reverse stock split that do not proportionately reduce the      C
        Structure      Stock Splits      number of shares authorized

7.17.   Capital        Share             Management proposals to institute open-market share repurchase plans in
        Structure      Repurchase        which all shareholders may participate on equal terms                          F
                       Programs

                       Stock             Management proposals to increase the common share authorization for a stock
7.18.   Capital        Distributions:    split or share dividend, provided that the increase in authorized shares       F
        Structure      Splits and        would not result in an excessive number of shares available for issuance
                       Dividends

7.19.   Capital        Tracking          To authorize the creation of tracking stock                                    C
        Structure      Stock

        Executive
8.0.    and Director   Executive         To approve or disapprove executive compensation plans or plan amendments.      C
        Compensation   Compensation

        Executive
8.1.    and Director   Executive         To approve compensation plans that expressly permit the re-pricing of          A
        Compensation   Compensation      underwater stock options without shareholder approval.

        Executive
8.2.    and Director   Executive         Plans in which the CEO participates if there is a disconnect between the       A
        Compensation   Compensation      CEO's pay and company performance

        Executive
8.3.    and Director   Director          Plans for directors                                                            C
        Compensation   Compensation

        Executive      Stock Plans
8.4.    and Director   in Lieu of        For plans which provide participants with the option of taking all or a        C
        Compensation   Cash              portion of their cash compensation in the form of stock

        Executive      Stock Plans
8.5.    and Director   in Lieu of        Plans which provide a dollar-for-dollar cash for stock exchange                F
        Compensation   Cash

        Executive      Stock Plans
8.6.    and Director   in Lieu of        Plans which do not provide a dollar-for-dollar cash for stock exchange         A
        Compensation   Cash

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     ------------   --------------   ----------------------------------------------------------------------------  ----
           Executive      Director
8.7.       and Director   Retirement       Retirement plans for non-employee directors.                                   A
           Compensation   Plans

           Executive      Director         Shareholder proposals to eliminate retirement plans for non-employee
8.8.       and Director   Retirement       directors                                                                      F
           Compensation   Plans

                          Management
           Executive      Proposals
8.9.       and Director   Seeking          On management proposals seeking approval to re-price options                   A
           Compensation   Approval to
                          Re-price
                          Options

           Executive
8.10.      and Director   Voting on
           Compensation   Compensation     Shareholder proposals to submit executive compensation to a vote.              A

           Executive      Employee Stock
8.11.      and Director   Purchase         Employee stock purchase plans not described below                              C
           Compensation   Plans

           Executive      Employee Stock   Employee stock purchase plans where all of the following apply
8.12.      and Director   Purchase         -        Purchase price is at least 85 percent of fair market value            F
           Compensation   Plans            -        Offering period is 27 months or less

           Executive      Employee Stock   Employee stock purchase plans where any of the following apply
8.13.      and Director   Purchase         -        Purchase price is less than 85 percent of fair market value, or       A
           Compensation   Plans            -        Offering period is greater than 27 months

                          Incentive
           Executive      Bonus Plans      Simply amend shareholder-approved compensation plans to include
8.14.      and Director   and Tax          administrative features or place a cap on the annual grants any one            F
           Compensation   Deductibility    participant may receive to comply with the provisions of Section 162(m).
                          Proposals

                          Incentive
           Executive      Bonus Plans      To add performance goals to existing compensation plans to comply with the
8.15.      and Director   and Tax          provisions of Section 162(m)                                                   F
           Compensation   Deductibility
                          Proposals

                          Incentive
           Executive      Bonus Plans      Plans to increase shares reserved and to qualify for favorable tax treatment
8.16.      and Director   and Tax          under the provisions of Section 162(m)                                         F
           Compensation   Deductibility
                          Proposals

                          Incentive
           Executive      Bonus Plans      Cash or cash and stock bonus plans that are submitted to shareholders for
8.17.      and Director   and Tax          the purpose of exempting compensation from taxes under the provisions of       F
           Compensation   Deductibility    Section 162(m) if no increase in shares is requested.
                          Proposals

           Executive      Employee         To implement an ESOP or increase authorized shares for existing ESOPs,
8.18.      and Director   Stock            unless the number of shares allocated to the ESOP is excessive (more than      F
           Compensation   Ownership        five percent of outstanding shares.)
                          Plans (ESOPs)

           Executive      401(k)
8.19.      and Director   Employee         To implement a 401(k) savings plan for employees.                              F
           Compensation   Benefit Plans

                          Shareholder
           Executive      Proposals
8.20.      and Director   Regarding        Shareholder proposals seeking additional disclosure of executive and           A
           Compensation   Executive        director pay information,
                          and Director
                          Pay

                          Shareholder
           Executive      Proposals
8.21.      and Director   Regarding        Shareholder proposals seeking to set absolute levels on compensation or        A
           Compensation   Executive        otherwise dictate the amount or form of compensation.
                          and Director
                          Pay

                          Shareholder
           Executive      Proposals
8.22.      and Director   Regarding        Shareholder proposals requiring director fees be paid in stock only            A
           Compensation   Executive
                          and Director
                          Pay

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     -------------  --------------   ----------------------------------------------------------------------------  ----
                          Shareholder
           Executive      Proposals
8.23.      and Director   Regarding        Shareholder proposals to put option re-pricings to a shareholder vote          F
           Compensation   Executive
                          and Director
                          Pay

                          Shareholder
           Executive      Proposals
8.24.      and Director   Regarding        For all other shareholder proposals regarding executive and director pay       C
           Compensation   Executive
                          and Director
                          Pay

           Executive
8.25.      and Director   Option           Shareholder proposals asking the company to expense stock options              A
           Compensation   Expensing

           Executive
8.26.      and Director   Performance-     Shareholder proposals advocating the use of performance-based stock options    A
           Compensation   Based Stock      (indexed, premium-priced, and performance-vested options).
                          Options

                          Golden
                          Parachutes
           Executive      and              Shareholder proposals to require golden parachutes or executive severance
8.27.      and Director   Executive        agreements to be submitted for shareholder ratification                        A
           Compensation   Severance
                          Agreements

                          Golden
                          Parachutes
           Executive      and
8.28.      and Director   Executive        Proposals to ratify or cancel golden parachutes.                               C
           Compensation   Severance
                          Agreements

           Executive      Pension Plan
8.29.      and Director   Income           Shareholder proposals to exclude pension plan income in the calculation of     F
           Compensation   Accounting       earnings used in determining executive bonuses/compensation

                          Supplemental
           Executive      Executive        Shareholder proposals requesting to put extraordinary benefits contained in
8.30.      and Director   Retirement       SERP agreements to a shareholder vote                                          A
           Compensation   Plans (SERPs)

           Executive      Equity Based
8.31       and Director   Compensation     Management proposals for equity plans that have high average three-year burn   A
           Compensation   Plans            rates.

                          CONSUMER
           Social and     ISSUES AND
9.0.       Environmental  PUBLIC           To phase out the use of animals in product testing                             A
           Issues         SAFETY:
                          Animal Rights

                          CONSUMER
           Social and     ISSUES AND
9.1.       Environmental  PUBLIC           To implement price restraints on pharmaceutical products                       A
           Issues         SAFETY:
                          Drug Pricing

                          CONSUMER
                          ISSUES AND
           Social and     PUBLIC           To voluntarily label genetically engineered
9.2.       Environmental  SAFETY:          (GE) ingredients in their products or alternatively to provide interim         A
           Issues         Genetically      labeling and eventually eliminate GE ingredients due to the costs and
                          Modified         feasibility of labeling and/or phasing out the use of GE ingredients.
                          Foods

           Social and     Genetically
9.3.       Environmental  Modified         A report on the feasibility of labeling products containing GE ingredients     A
           Issues         Foods

           Social and     Genetically
9.4.       Environmental  Modified         A report on the financial, legal, and environmental impact of continued use    A
           Issues         Foods            of GE ingredients/seeds

           Social and     Genetically
9.5.       Environmental  Modified         Report on the health and environmental effects of genetically modified         A
           Issues         Foods            organisms (GMOs)

                                           To completely phase out GE ingredients from the company's products or
           Social and     Genetically      proposals asking for reports outlining the steps necessary to eliminate GE
9.6.       Environmental  Modified         ingredients from the company's products. Such resolutions presuppose that      A
           Issues         Foods            there are proven health risks to GE ingredients

                          CONSUMER
           Social and     ISSUES AND
9.7.       Environmental  PUBLIC           Reports on a company's policies aimed at curtailing gun violence in the        A
           Issues         SAFETY:          United States
                          Handguns

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     ------------   -------------    ----------------------------------------------------------------------------  ----
                          CONSUMER
           Social and     ISSUES AND
9.8.       Environmental  PUBLIC           Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and     A
           Issues         SAFETY:          tuberculosis) on the company's Sub-Saharan operations
                          HIV/AIDS

           Social and                      To establish, implement, and report on a standard of response to the
9.9.       Environmental  HIV/AIDS         HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other         A
           Issues                          developing countries

                          CONSUMER
                          ISSUES AND
           Social and     PUBLIC           Reports on the company's procedures for preventing predatory lending,
9.10.      Environmental  SAFETY:          including the establishment of a board committee for oversight,                A
           Issues         Predatory
                          Lending

                          CONSUMER
           Social and     ISSUES AND
9.11.      Environmental  PUBLIC           Proposals seeking stronger product warnings                                    A
           Issues         SAFETY:
                          Tobacco

           Social and
9.12.      Environmental  Tobacco          Proposals asking that the company's operating facilities be smoke-free         A
           Issues

           Social and
9.13.      Environmental  Tobacco          Proposals dealing with product placement in stores or advertising to youth.    A
           Issues

           Social and
9.14.      Environmental  Tobacco          Proposals asking the company to cease production of tobacco-related products   A
           Issues                          or cease selling products to tobacco companies.

           Social and
9.15.      Environmental  Tobacco          Proposals to spin-off tobacco-related businesses:                              A
           Issues

           Social and
9.16.      Environmental  Tobacco          Proposals prohibiting investment in tobacco equities.                          A
           Issues

                          ENVIRONMENT
                          AND ENERGY:
           Social and     Arctic           Requests for reports outlining potential environmental damage from drilling
9.17.      Environmental  National         in the Arctic National Wildlife Refuge (ANWR)                                  A
           Issues         Wildlife
                          Refuge

                          ENVIRONMENT
           Social and     AND ENERGY:
9.18.      Environmental  CERES            Proposals to adopt the CERES Principles                                        A
           Issues         Principles

                          ENVIRONMENT
           Social and     AND ENERGY:      Proposals requests reports assessing economic risks of environmental
9.19.      Environmental  Environmental    pollution or climate change.                                                   A
           Issues         -Economic
                          Risk Report

           Social and
9.20.      Environmental  Environmental    Proposals for reports disclosing the company's environmental policies.         A
           Issues         Reports

                          ENVIRONMENT
           Social and     AND ENERGY:      Proposals to make reports on the level of greenhouse gas emissions from the
9.21.      Environmental  Global           company's operations and products.                                             A
           Issues         Warming

           Social and     ENVIRONMENT
9.22.      Environmental  AND ENERGY:      Proposals to adopt a comprehensive recycling strategy                          A
           Issues         Recycling

                          ENVIRONMENT
           Social and     AND ENERGY:
9.23.      Environmental  Renewable        Proposals to invest in renewable energy sources.                               A
           Issues         Energy

           Social and
9.24.      Environmental  Renewable        Requests for reports on the feasibility of developing renewable energy         A
           Issues         Energy           sources

                          ENVIRONMENT
           Social and     AND ENERGY:      Proposals to make report on its policies and practices related to social,
9.25.      Environmental  Sustainability   environmental, and economic sustainability                                     A
           Issues         Report

                          GENERAL
                          CORPORATE
           Social and     ISSUES:
9.26.      Environmental  Charitable/      Proposals to affirm political nonpartisanship in the workplace                 A
           Issues         Political
                          Contributions

           Social and     Charitable/
9.27.      Environmental  Political        Proposals to report or publish in newspapers the company's political           A
           Issues         Contributions    contributions

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     -------------  ---------------  ----------------------------------------------------------------------------  ----
           Social and     Charitable/
9.28.      Environmental  Political        Proposals to prohibit the company from making political contributions          A
           Issues         Contributions

           Social and     Charitable/
9.29.      Environmental  Political        Proposals to restrict the company from making charitable contributions         A
           Issues         Contributions

           Social and     Charitable/      Proposals to publish a list of company executives, directors, consultants,
9.30.      Environmental  Political        legal counsels, lobbyists, or investment bankers that have prior government    A
           Issues         Contributions    service and whether such service had a bearing on the business of the company

                          GENERAL
                          CORPORATE
                          ISSUES:
           Social and     Link
9.31.      Environmental  Executive        Proposals to review ways of linking executive compensation to social factors   A
           Issues         Compensation
                          to Social
                          Performance

                          LABOR
                          STANDARDS
           Social and     AND HUMAN
9.32.      Environmental  RIGHTS:          Proposals to implement the China Principles.                                   A
           Issues         China
                          Principles

                          LABOR
                          STANDARDS        Proposals to make reports detailing the company's operations in a particular
           Social and     AND HUMAN        country and steps to protect human rights
9.33.      Environmental  RIGHTS:                                                                                         A
           Issues         Country-specific
                          human rights
                          reports

                          LABOR
                          STANDARDS
                          AND HUMAN
           Social and     RIGHTS:          Proposals to implement certain human rights standards at company facilities
9.34.      Environmental  International    or those of its suppliers and to commit to outside, independent monitoring     A
           Issues         Codes of
                          Conduct/Vendor
                          Standards

                          LABOR
                          STANDARDS
           Social and     AND HUMAN
9.35.      Environmental  RIGHTS:          Proposals to endorse or increase activity on the MacBride Principles.          A
           Issues         MacBride
                          Principles

                          MILITARY
           Social and     BUSINESS:
9.36.      Environmental  Foreign          Proposals to make reports on foreign military sales or offsets.                A
           Issues         Military
                          Sales/Offsets

                          MILITARY
           Social and     BUSINESS:
9.37.      Environmental  Landmines        Proposals asking the company to renounce future involvement in antipersonnel   A
           Issues         and Cluster      landmine production
                          Bombs

                          MILITARY
           Social and     BUSINESS:        Proposals asking the company to cease production of nuclear weapons
9.38.      Environmental  Nuclear          components and delivery systems, including disengaging from current and        A
           Issues         Weapons          proposed contracts

                          MILITARY
                          BUSINESS:
           Social and     Operations       Proposals asking the company to appoint a board committee review and report
9.39.      Environmental  in Nations       outlining the company's financial and reputational risks from its operations   A
           Issues         Sponsoring       in Iran,
                          Terrorism
                          (Iran)

                          MILITARY
           Social and     BUSINESS:        Proposals asking the company to make reports on a company's involvement in
9.40.      Environmental  Spaced-Based     spaced-based weaponization                                                     A
           Issues         Weaponization

                          WORKPLACE
           Social and     DIVERSITY:
9.41.      Environmental  Board            Requests for reports on the company's efforts to diversify the board,          F
           Issues         Diversity

                          WORKPLACE
           Social and     DIVERSITY:       Proposals asking the company to increase the representation of women and
9.42.      Environmental  Board            minorities on the board                                                        C
           Issues         Diversity

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     -------------  ---------------- ----------------------------------------------------------------------------  ----
                          WORKPLACE
                          DIVERSITY:
           Social and     Equal
9.43.      Environmental  Employment       Proposals to increase regulatory oversight of EEO programs                     A
           Issues         Opportunity
                          (EEO)

           Social and     WORKPLACE
9.44.      Environmental  DIVERSITY:       To increase regulatory oversight of EEO programs and Glass Ceiling proposals   A
           Issues         Glass Ceiling

                          WORKPLACE
           Social and     DIVERSITY:       Proposals to amend a company's EEO statement in order to prohibit
9.45.      Environmental  Sexual           discrimination based on sexual orientation                                     A
           Issues         Orientation

           Social and
9.46.      Environmental  Sexual           Proposals to extend company benefits to or eliminate benefits from domestic    A
           Issues         Orientation      partners

           Social and
9.47       Environmental  Outsourcing      Proposals asking for companies to report on the risks associated with          A
           Issues                          outsourcing or offshoring.

10.0.      Mutual Fund    Election of      Director nominees who are not described below                                  F
           Proxies        Directors

10.1.      Mutual Fund    Election of      Ignore a shareholder proposal that is approved by a majority of the votes      W
           Proxies        Directors        cast for two consecutive years

                          Convert
           Mutual Fund    Closed-end
10.2.      Proxies        Fund to          Conversion Proposals                                                           C
                          Open-end Fund

10.3.      Mutual Fund    Proxy            Proxy Contests                                                                 C
           Proxies        Contests

                          Investment
10.4.      Mutual Fund    Advisory         Investment Advisory Agreements                                                 F
           Proxies        Agreements

                          Approve New
           Mutual Fund    Classes or
10.5.      Proxies        Series of        The establishment of new classes or series of shares.                          F
                          Shares

                          Change
                          Fundamental
           Mutual Fund    Restriction
10.6.      Proxies        to               Proposals to change a fund's fundamental restriction to a non fundamental      C
                          Nonfundamental   restriction
                          Restriction

                          Change
                          Fundamental
10.7.      Mutual Fund    Investment       Proposals to change a fund's fundamental investment objective to a non         C
           Proxies        Objective to     fundamental investment objective
                          Nonfundamental

10.8.      Mutual Fund    Name Change                                                                                     F
           Proxies        Proposals        Name change proposals.

           Mutual Fund    Change in
10.9.      Proxies        Fund's Sub       To change a fund's sub-classification                                          F
                          classification

                          Disposition      To dispose of assets, liquidate or terminate the fund
10.10.     Mutual Fund    of
           Proxies        Assets/Terminat-                                                                                F
                          ion/Liquidation

                          Changes to
10.11.     Mutual Fund    the Charter      To make changes to the charter document                                        C
           Proxies        Document

                          Changes to
10.12.     Mutual Fund    the Charter      Removal shareholder approval requirement to reorganize or terminate the        F
           Proxies        Document         trust or any of its series

                          Changes to
10.13.     Mutual Fund    the Charter      Removal of shareholder approval requirement for amendments to the new          F
           Proxies        Document         declaration of trust

                          Changes to       Removal of shareholder approval requirement to amend the fund's management
10.14.     Mutual Fund    the Charter      contract, allowing the contract to be modified by the investment manager and   F
           Proxies        Document         the trust management, as permitted by the 1940 Act

                          Changes to       Allow the trustees to impose other fees in addition to sales charges on
10.15.     Mutual Fund    the Charter      investment in a fund, such as deferred sales charges and redemption fees       F
           Proxies        Document         that may be imposed upon redemption of a fund's shares

                          Changes to
10.16.     Mutual Fund    the Charter      Removal of shareholder approval requirement to engage in and terminate         F
           Proxies        Document         Sub-advisory arrangements

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     ------------   -------------    ----------------------------------------------------------------------------  ----
                          Changes to
10.17.     Mutual Fund    the Charter      Removal of shareholder approval requirement to change the domicile of the      F
           Proxies        Document         fund

                          Change the
10.18.     Mutual Fund    Fund's           Fund's Reincorporation                                                         C
           Proxies        Domicile

                          Authorize
                          the Board to
                          Hire and
10.19.     Mutual Fund    Terminate        Proposals authorizing the board to hire/terminate sub-advisors without
           Proxies        Subadvisors      shareholder approval.                                                          F
                          Without
                          Shareholder
                          Approval

10.20.     Mutual Fund    Distribution     Distribution agreements                                                        F
           Proxies        Agreements

10.21.     Mutual Fund    Master-Feeder    Establishment of a master-feeder structure.                                    F
           Proxies        Structure

10.22.     Mutual Fund    Mergers          Mergers and Acquisitions                                                       C
           Proxies

                          Shareholder
                          Proposals to
10.23.     Mutual Fund    Establish        To mandate a specific minimum amount of stock that directors must own in       A
           Proxies        Director         order to qualify as a director or to remain on the board
                          Ownership
                          Requirement

                          Shareholder
                          Proposals to
10.24.     Mutual Fund    Reimburse
           Proxies        Proxy            To reimburse proxy solicitation expenses                                       C
                          Solicitation
                          Expenses

                          Shareholder
                          Proposals to
10.25.     Mutual Fund    Terminate
           Proxies        Investment       To terminate the investment advisor                                            C
                          Advisor

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS


                                 AUGUST 1, 2005


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Classic Institutional Money Market and Bond Funds of the STI Classic Funds (the "Trust"), as supplemented from time to time. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):



             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
       HIGH QUALITY BOND FUND (FORMERLY CLASSIC INSTITUTIONAL HIGH QUALITY
                                   BOND FUND)
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
        ULTRA SHORT BOND FUND (FORMERLY CLASSIC INSTITUTIONAL SUPER SHORT
                               INCOME PLUS FUND)
       TOTAL RETURN BOND FUND (FORMERLY CLASSIC INSTITUTIONAL TOTAL RETURN
                                   BOND FUND)
      U.S. GOVERNMENT ULTRA SHORT BOND FUND (FORMERLY CLASSIC INSTITUTIONAL
             U.S.GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND)



This SAI is incorporated by reference into, and should be read in conjunction with, the Funds' prospectuses dated August 1, 2005. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

[TO BE UPDATED]

THE TRUST.........................................................................................      1
DESCRIPTION OF PERMITTED INVESTMENTS..............................................................      1
INVESTMENT LIMITATIONS............................................................................     25
THE ADVISER.......................................................................................     26
THE ADMINISTRATOR.................................................................................     28
PORTFOLIO MANAGERS................................................................................     29
THE DISTRIBUTOR...................................................................................     31
THE TRANSFER AGENT................................................................................     33
THE CUSTODIAN.....................................................................................     33
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................................     33
LEGAL COUNSEL.....................................................................................     34
TRUSTEES AND OFFICERS OF THE TRUST................................................................     34
PURCHASING AND REDEEMING SHARES...................................................................     39
DETERMINATION OF NET ASSET VALUE..................................................................     40
TAXES    .........................................................................................     41
FUND TRANSACTIONS.................................................................................     43
PORTFOLIO TURNOVER RATE...........................................................................     48
PORTFOLIO HOLDINGS................................................................................     48
DESCRIPTION OF SHARES.............................................................................     50
VOTING RIGHTS.....................................................................................     50
SHAREHOLDER LIABILITY.............................................................................     50
LIMITATION OF TRUSTEES' LIABILITY.................................................................     51
CODES OF ETHICS...................................................................................     51
PROXY VOTING......................................................................................     51
5% AND 25% SHAREHOLDERS...........................................................................     52
FINANCIAL STATEMENTS..............................................................................     52
APPENDIX A - DESCRIPTION OF RATINGS...............................................................     A-1
APPENDIX B - PROXY VOTING SUMMARIES...............................................................     B-1

      THE TRUST


Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. This SAI relates to shares of the High Quality Bond Fund, Classic Institutional Short-Term Bond Fund, Ultra Short Bond Fund, Classic Institutional Total Return Bond Fund and U.S. Government Ultra Short Bond Fund, which are offered through two separate classes (C Shares (formerly, L Shares) and I Shares (formerly T Shares), shares of the Classic Institutional U.S. Treasury Securities Money Market Fund, which are offered through two separate classes (Corporate Trust Shares and Institutional Shares), and shares of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund, which are offered through a single class (Institutional Shares). Each Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")


      DESCRIPTION OF PERMITTED INVESTMENTS


Each Fund's respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. The following are descriptions of the permitted investments and investment practices discussed in the Funds' prospectus under "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.


ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans or loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.


BORROWING. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.


CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.


CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax- exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.


If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.


EQUIPMENT TRUST CERTIFICATES ("ETCs"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.


EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.



EXCHANGE TRADED FUNDS ("ETFs"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs (SM)") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Funds' net asset value.


FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.


A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.


A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICs). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and
(iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including
(1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.


For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETFinvestments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in iShares Funds.


INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc., or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Forward Commitment Securities" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.


From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.


Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a

REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector, may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund

(including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. A Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the writer) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Classic Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of

STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

U.S. GOVERNMENT SECURITIES


Certain investments of a Fund may include U.S. government agency securities. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.


- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment of purchase.

Although a Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

A Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

      INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

      1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:


      1. Any change to a Fund's investment policy of investing at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.


      2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Funds) would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

      THE ADVISER


GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2005, the Adviser had discretionary management authority with respect to approximately $__ billion of assets under management.



ADVISORY AGREEMENTS WITH THE TRUST. The Adviser serves as investment adviser for each Fund under the terms of investment advisory agreements with the Trust (each, an "Advisory Agreement" and, together, the "Advisory Agreements.") Under the terms of each Advisory Agreement, the Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board. The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory

Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").



ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:



FUND                                                                        FEES
----                                                                       -----
Classic Institutional Cash Management Money Market Fund                    0.13%
Classic Institutional U.S. Government Securities Money Market Fund         0.15%
Classic Institutional U.S. Treasury Securities Money Market Fund           0.15%
High Quality Bond Fund                                                     0.40%
Classic Institutional Short-Term Bond Fund                                 0.35%
Ultra Short Bond Fund                                                      0.22%
Classic Institutional Total Return Bond Fund                               0.35%
U.S. Government Ultra Short Bond Fund                                      0.20%



For the fiscal period from June 1, 2004 through March 31, 2005, and for the period from commencement of operations to the fiscal periods ended May 31, 2004, 2003 and 2002, the Trust paid the following advisory fees:



                                                           FEES PAID ($)                           FEES WAIVED ($)
                                          --------------------------------------------   -------------------------------------
                                          6/1/04-
FUND*                                     3/31/05     2004         2003        2002      2005      2004       2003      2002
-----                                     -------   ---------   ---------    ---------   ----    --------   -------    -------
Classic Institutional Cash Management
Money Market Fund                                   4,803,000   5,493,000    5,919,000            740,000   857,000    924,000

Classic Institutional U.S. Government
Securities Money Market Fund                        1,883,000   2,008,000    1,909,000             84,000    92,000     88,000

Classic Institutional U.S. Treasury
Securities Money Market Fund                        3,708,000   3,745,000    4,202,000            274,000   282,000    316,000

High Quality Bond Fund                                195,000          **           **             57,000        **         **

Classic Institutional Short-Term Bond
Fund                                                   94,000      68,000        2,000             68,000    48,000      2,000

Ultra Short Bond Fund                                 543,000     216,000        6,000            812,000   325,000      9,000

Classic Institutional Total Return Bond
Fund                                                   57,000          **           **             29,000        **         **

U.S. Government Ultra Short Bond Fund                 162,000      86,000        3,000            375,000   198,000      7,000



--------------


* Not in operation during the period.



** Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

      THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.


The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Board unless terminated by either party on not less than 90 days written notice to the other party.



ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds,
2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.



[Prior to July 26, 2004, the Funds were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.]



For the period from July 26, 2004 through March 31, 2005, the Funds paid the following administrative fees to the Administrator:



FUND*                                                         FEES PAID ($)*                 FEES WAIVED ($)*
-----                                                         --------------                 ----------------
Classic Institutional Cash Management Money Market
Fund

Classic Institutional U.S. Government Securities
Money Market Fund

Classic Institutional U.S. Treasury Securities
Money Market Fund

High Quality Bond Fund
Classic Institutional Short-Term Bond Fund

Ultra Short Bond Fund
Classic Institutional Total Return Bond Fund
U.S. Government Ultra Short Bond Fund


----------------


* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.



For the periods June 1, 2004 through July 25, 2004 and from commencement of operations to the fiscal periods ended May 31, 2004, 2003 and 2002, the Funds paid the following administrative fees to SEI::



FUND*                                                FEES PAID ($)                                   FEES WAIVED ($)
-----                                                -------------                                   ---------------
                                   6/1/04 -                                           6/1/04 -
                                   7/25/04        2004         2003         2002      7/25/04      2004      2003      2002
                                   --------    ---------    ---------    ---------    --------   -------   -------   -------
Classic Institutional Cash
Management Money Market Fund                   1,578,000    1,860,000    1,674,000               321,000   328,000   684,000

Classic Institutional U.S.
Government Securities Money
Market Fund                                      504,000      546,000      488,000               170,000   177,000   200,000

Classic Institutional U.S.
Treasury Securities Money Market
Fund                                           1,035,000    1,064,000    1,105,000               329,000   324,000   452,000

High Quality Bond Fund                            35,000           **           **                     0        **        **

Classic Institutional Short-Term
Bond Fund                                         19,000       13,000        1,000                     0         0         0

Ultra Short Bond Fund                            186,000       75,000        2,000                     0         0         0

Classic Institutional Total
Return Bond Fund                                  13,000           **           **                     0        **        **

U.S. Government Ultra Short Bond
Fund                                              92,000       49,000        2,000                     0         0         0


----------------


* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31



** Not in operation during the period.



PORTFOLIO MANAGERS



Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds ("portfolio managers"). All information is as of March 31, 2005.



MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

                              NUMBER OF OTHER ACCOUNTS MANAGED/ TOTAL ASSETS IN          OTHER ACCOUNTS WITH
                                               ACCOUNTS ($)                             PERFORMANCE-BASED FEES
                              -------------------------------------------------      ----------------------------
                              REGISTERED       OTHER POOLED
   NAME OF PORTFOLIO          INVESTMENT        INVESTMENT                           NUMBER &
MANAGER/NAME OF FUND(S)        COMPANIES         VEHICLES        OTHER ACCOUNTS      CATEGORY     TOTAL ASSETS($)
----------------------        ----------       ------------      --------------      --------     ---------------
Robert Corner/ Classic
Institutional
Short-Term Bond Fund ,
Ultra Short Bond Fund
and U.S. Government
Ultra Short Bond Fund

H. Rick Nelson/ Classic
Institutional
Short-Term Bond Fund ,
Ultra Short Bond Fund
and U.S. Government
Ultra Short Bond Fund

John Talty/ Classic
Institutional Total
Return Bond Fund

Perry Troisi/ High
Quality Bond Fund and
Classic Institutional
Total Return Bond Fund

Adrien Webb/ High
Quality Bond Fund



POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's management of both the Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Adviser believes is fair and equitable



PORTFOLIO MANAGER COMPENSATION STRUCTURE. [Portfolio managers are paid competitive salaries by the Adviser. In addition, portfolio managers (other than Messrs. Calabrese, Goudelias, McEachern, Talty and Troisi) receive bonuses based on the performance of the STI Classic Funds they manage, but not on the performance of the Funds of the Trust or the other accounts. Bonuses based on investment results are calculated by comparing the relevant STI Classic Funds' pre-tax total returns to the returns of the relevant STI Classic Funds' benchmarks over multi-year periods, where applicable.



Messrs. Calabrese, Goudelias, McEachern, Talty and Troisi receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark over a calendar year. The method for determining these portfolio managers' compensation for the Funds is the same as for any other account.] The relative mix of compensation represented by investment results bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.



SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio manager in the Fund or Funds managed by the portfolio manager.

                                                                                            RANGE OF SECURITIES
NAME OF PORTFOLIO MANAGER                      NAME OF FUND(S) MANAGED                             OWNED
-------------------------          ------------------------------------------------         -------------------
Robert W. Corner                   Classic Institutional Short Term Bond Fund

                                   Ultra Short Bond Fund
                                   Classic Institutional U.S. Government Securities
                                   Super Short Income Plus Fund

H. Rick Nelson                     Classic Institutional Short Term Bond Fund
                                   Ultra Short Bond Fund
                                   Classic Institutional U.S. Government Securities
                                   Super Short Income Plus Fund

John Talty                         Classic Institutional Total Return Bond Fund
Perry Troisi/                      High Quality Bond Fund

                                   Classic Institutional Total Return Bond Fund

Adrien Webb                        High Quality Bond Fund


      THE DISTRIBUTOR


The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated July 26, 2004 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor receives compensation for distribution of C Shares of the Funds pursuant to a distribution and service plan (the "C Plan") as described below. In addition, the Distributor receives compensation for shareholder services provided to Corporate Trust Shares, Institutional Shares, and T Shares of the Funds pursuant to a shareholder service plan and agreement as described below.


After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.





C SHARES DISTRIBUTION AND SERVICE PLAN.

The Distribution Agreement and the C Plan adopted by the Trust provide that C Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to C Shares shareholders or their customers who beneficially own C Shares. In addition, C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.


Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


The Trust has adopted the C Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The C Plan requires that quarterly written reports of amounts spent under the C Plan, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The C Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the C Plan will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.



There is no sales charge on purchases of C Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the C Plan, C Shares are subject to an ongoing distribution and service fee calculated on each of the Funds' aggregate average daily net assets attributable to its C Shares.



[For the fiscal period from June 1, 2004 through March 31, 2005, and the fiscal years ended May 31, 2004 and 2003, the U.S. Government Ultra Short Bond Fund paid $_______, $95,000 and $3,000, respectively, pursuant to the C Plan.]



SHAREHOLDER SERVICING PLANS. The Trust has adopted shareholder service plans for the Corporate Trust Shares (the "Service Plan"). Until May 17, 2005, the Service Plan also applied to I Shares (formerly T Shares)Under the Service Plan, a Fund will pay SunTrust Bank ("SunTrust") a fee of up to 0.25% of the average daily net assets attributable to the Corporate Trust Shares or Institutional Shares or 0.40% of the average daily net assets attributable to the T Shares. SunTrust may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


For the fiscal period from June 1, 2004 through March 31, 2005, and the fiscal years ended May 31, 2004 and 2003, the Funds paid the following amount pursuant to the Service Plan:



                                                              FEES - AMOUNT PAID ($)                   FEES - AMOUNT WAIVED ($)
                                                   ---------------------------------------------   ---------------------------------
                                                   6/1/04-                                         6/1/04-
FUND*                                              3/31/05      2004        2003         2002      3/31/05     2004    2003    2002
-----                                              -------    ---------    ---------   ---------   -------    ------  -----    -----
Classic Institutional U.S. Treasury Securities
Money Market Fund - Corporate Trust Shares                    2,947,000    2,928,000   3,492,000                   0      0       0

High Quality Bond Fund

High Quality Bond Fund - I Shares                               111,000           **          **              41,000     **      **

Ultra Short Bond Fund

Ultra Short Bond Fund -  I Shares                               254,000       33,000          **              63,000  8,000      **

Classic Institutional Total Return Bond Fund -
I Shares                                                         22,000           **          **              17,000     **      **

U.S. Government Ultra Short Bond Fund

U.S. Government Ultra Short Bond Fund - I Shares                     **           **          **                **       **      **



---------------


* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.



** Not in operation during the period.


      THE TRANSFER AGENT


BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as the transfer agent to the Trust.


      THE CUSTODIAN


SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds. SunTrust Bank is paid on the basis of net assets and transaction costs of the Funds.


      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[               ], served as the Trust's independent registered public
accounting firm.

      LEGAL COUNSEL


[               ] serves as legal counsel to the Trust.


      TRUSTEES AND OFFICERS OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.



MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust.



                                                          NUMBER OF
                                        TERM OF           PRINCIPAL       PORTFOLIOS IN
                      POSITION(S)      OFFICE AND       OCCUPATION(S)     FUND COMPLEX
  NAME, ADDRESS,      HELD WITH        LENGTH OF      DURING THE PAST 5    OVERSEEN BY     OTHER DIRECTORSHIPS
AGE/DATE OF BIRTH       TRUST         TIME SERVED          YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------     ----------     -------------   -------------------  -------------   ----------------------
INTERESTED
TRUSTEES*:
Richard W. Courts,    Trustee        Indefinite;     Chairman, Atlantic       56          Cousins Properties,
II                                   since           Investment Company                   Inc.;
3435 Stelzer Road                    November 2001                                        Genuine Parts Company;
Columbus, OH 43219                                                                        Piedmont Medical
DOB 01/18/36                                                                              Center;
                                                                                          SunTrust Bank; Courts
                                                                                          Foundation; J. Bulow
                                                                                          Campbell Foundation

Clarence H. Ridley    Trustee        Indefinite;     Chairman, Haverty        56          Crawford & Co.
3435 Stelzer Road                    since           Furniture
Columbus, OH 43219                   November 2001   Companies;
DOB 06/03/42                                         Partner, King and
                                                     Spalding LLP (law
                                                     firm) (1977 to 2000)

INDEPENDENT
TRUSTEES**:
Thomas Gallagher      Trustee        Indefinite;     President, CEO,          56          NAPA; Genuine Parts
3435 Stelzer Road                    since May 2000  Genuine Parts                        Company; Oxford
Columbus, OH 43219                                   Company                              Industries, Inc. ;
DOB 11/25/47                                                                              Stone Mountain
                                                                                          Industrial Park; The
                                                                                          Lovett School

F. Wendell Gooch      Trustee        Indefinite;     Retired                  56          SEI Family of Funds
3435 Stelzer Road                    since May 1992
Columbus, OH 43219
DOB 12/03/32

Connie McDaniel       Trustee        Indefinite;     [INSERT OCCUPATION]      56          [INSERT OTHER
3435 Stelzer Road                    since May 2005                                       DIRECTORSHIPS]
Columbus, OH 43219
DOB [      ]

James O. Robbins      Trustee        Indefinite;     President, CEO,          56          Cox Communications;
3435 Stelzer Road                    since May 2000  Cox                                  National Cable and
Columbus, OH 43219                                   Communications,                      Telecommunications
DOB 07/04/42                                         Inc.                                 Association; Discovery
                                                                                          Channel; Cable Labs;
                                                                                          C-Span; St. Paul's
                                                                                          School

INDEPENDENT
TRUSTEES**:

                                                          NUMBER OF
                                        TERM OF           PRINCIPAL       PORTFOLIOS IN
                      POSITION(S)      OFFICE AND       OCCUPATION(S)     FUND COMPLEX
  NAME, ADDRESS,      HELD WITH        LENGTH OF      DURING THE PAST 5    OVERSEEN BY     OTHER DIRECTORSHIPS
AGE/DATE OF BIRTH       TRUST         TIME SERVED          YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------     ----------     -------------   -------------------  -------------   ----------------------
Jonathan T. Walton    Trustee        Indefinite;     Retired                  56          Detroit Riverfront
3435 Stelzer Road                    since                                                Conservancy
Columbus, OH 43219                   February 1998
DOB 03/28/30

Sidney E. Harris      Trustee        Indefinite;     Professor (since         56          ServiceMaster Company ;
3435 Stelzer Road                    since           2004), Dean                          Total System Services,
Columbus, OH 43219                   November 2004   (1997-2004), J.                      Inc ; Transamerica
DOB 07/21/49                                         Mack Robinson                        Investors, Inc. (13
                                                     College of                           mutual funds)
                                                     Business, Georgia
                                                     State University

Warren Y. Jobe        Trustee        Indefinite;     Retired.  EVP,           56          WellPoint, Inc;
3435 Stelzer Road                    since           Georgia Power                        UniSource Energy Corp.;
Columbus, OH 43219                   November 2004   Company and SVP,                     HomeBanc Corp.
DOB 11/12/40                                         Southern Company
                                                     (1998-2001)

Charles D. Winslow    Trustee        Indefinite;     Retired.  Formerly       56          N/A
3435 Stelzer Road                    since           Partner, Accenture
Columbus, OH 43219                   November 2004   (consulting)
DOB 07/13/35


--------------


* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.



** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.


BOARD COMMITTEES. The Board has established the following committees:


- The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met ____ times in the most recently completed Trust fiscal year.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Committee. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. Mr. Gooch is Chairman of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met ___ time during the most recently completed Trust fiscal year.



- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met ___ times in the most recently completed Trust fiscal year.



BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.


Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's profitability from its Fund-related operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.


At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the Advisory Agreements for another year.



      The Board made these determinations on the basis of the following considerations, among others:



      - The investment advisory fees payable to the Adviser under each Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with each Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;



      - Each Advisory Agreement did not increase current investment advisory fees over historical fee and expense levels;



      - The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance;



      - The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;



      - The Adviser's entrepreneurial commitment to the management and success of each Fund, which could entail a substantial commitment of resources to the successful operation of each Fund; and



      - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser."


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.



                                                            AGGREGATE DOLLAR RANGE OF SHARES IN ALL
                                                          INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
                           DOLLAR RANGE OF FUND                            FAMILY OF
  NAME OF TRUSTEE                SHARES                              INVESTMENT COMPANIES
---------------------      --------------------           -------------------------------------------
INTERESTED TRUSTEES

Richard W. Courts, II
Clarence H. Ridley

INDEPENDENT TRUSTEES

Thomas Gallagher
F. Wendell Gooch
Connie McDaniel
James O. Robbins
Jonathan T. Walton
Sidney E. Harris
Warren Y. Jobe
Charles D. Winslow



BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal period ended March 31, 2005. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.



                               AGGREGATE         PENSION OR RETIREMENT   ESTIMATED ANNUAL
                         COMPENSATION FROM THE    BENEFITS ACCRUED AS     BENEFITS UPON      TOTAL COMPENSATION FROM THE
   NAME OF TRUSTEE         TRUST ($)             PART OF FUND EXPENSES     RETIREMENT         TRUST AND FUND COMPLEX ($)
---------------------    ---------------------   ---------------------   ----------------    ---------------------------
INTERESTED TRUSTEES

Richard W. Courts, II                                   N/A                   N/A
Clarence H. Ridley                                      N/A                   N/A

INDEPENDENT TRUSTEES

Thomas Gallagher                                        N/A                   N/A
F. Wendell Gooch                                        N/A                   N/A
Connie McDaniel*
James O. Robbins                                        N/A                   N/A
Jonathan T. Walton                                      N/A                   N/A
Sidney E. Harris*                                       N/A                   N/A
Warren Y. Jobe*                                         N/A                   N/A
Charles D. Winslow*                                     N/A                   N/A


------------------


* Ms. McDaniel was elected on May 17, 2005. Messrs. Harris, Jobe and Winslow were elected on November 19, 2004.



TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.



NAME, ADDRESS,           POSITION(S)     TERM OF OFFICE AND
AGE/DATE OF BIRTH      HELD WITH TRUST  LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
---------------        ---------------  ---------------------  --------------------------------------------------------
OFFICERS:

R. Jeffrey Young       President        Since July 2004        SVP, Relationship Management, BISYS Fund Services (since
3435 Stelzer Road                                              2002); VP, Client Services, BISYS Fund Services
Columbus, OH 43219                                             (1997-2002)
DOB 08/22/64

Deborah A. Lamb        Executive Vice   Since September        Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza          President;       2004; since November   Capital Management, Inc. (since 2003); President,
Suite 1400             Assistant        2003; since August     Investment Industry Consultants, LLC (since 2000);
Atlanta, GA  30303     Secretary;       2004 (respectively)    Director of Compliance, INVESCO, Inc. (1995-2000)
DOB 10/02/52           Chief
                       Compliance
                       Officer

David L. Hughes        Treasurer,       Since May 2005         VP, Financial Administration, BISYS Fund Services (since
3435 Stelzer Road      Chief                                   2005); [INSERT PREVIOUS PRINCIPAL OCCUPATION(S)]
Columbus, OH 43219     Financial
DOB 01/23/65           Officer

Cynthia J. Surprise    Secretary        Since February 2005    Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road                                              (since 2004);  Director and Counsel, Investors Bank &
Columbus, OH 43219                                             Trust Company (1999-2004)
DOB 07/08/46

Alaina V. Metz         Assistant        Since July 2004        VP, Blue Sky Compliance, BISYS Fund Services (since
3435 Stelzer Road      Secretary                               2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                             Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67

Julie M. Powers        Assistant        Since July 2004        Senior Paralegal, Legal Services, BISYS Fund Services
3435 Stelzer Road      Secretary                               (since 2000); Paralegal, Phillips, Lytle, Hitchcock,
Columbus, OH 43219                                             Blaine & Huber LLP (1998-2000)
DOB 10/08/69


      PURCHASING AND REDEEMING SHARES


Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business, and, in the case of the Money Market Funds, the Federal Reserve is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.


If determined to be in the best interests of shareholders, the Trust also imposes a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.


      DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Money Market Fund's use of amortized cost and the maintenance of a Money Market Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures, which are reasonably designed to stabilize the net asset value per share at $1.00 for the Money Market Funds. Such procedures include the determination of the extent of deviation, if any, of the Money Market Funds current net asset value per share calculated using available market quotations from the Money Market Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Money Market Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Money Market Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.


      TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX


This discussion of federal income tax considerations is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders at rates applicable to long-term capital gains. In general, the Funds do not expect to receive any dividend income from corporations. Therefore, none of the Funds' distributions is expected to be eligible for the corporate dividends received deduction or for the lower tax rates applicable to qualified dividend income.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

      FUND TRANSACTIONS


The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing money market and debt securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to a Fund or account generating the brokerage.

As provided in the 1934 Act, higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the

Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."


For the fiscal period from June 1, 2004 through March 31, 2005, and the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions:



                                                    AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                                                    --------------------------------------------------------
                   FUND*                            6/1/04-3/31/05          2004          2003         2002
                   -----                            --------------        -------       -------      -------
Classic Institutional Cash Management Money
Market Fund                                                               201,722       272,676      208,247

Classic Institutional U.S. Government Securities
Money Market Fund                                                         133,911       157,997      123,866

Classic Institutional U.S. Treasury Securities
Money Market Fund                                                         751,820       719,903      835,499

High Quality Bond Fund                                                        864            **           **

Classic Institutional Short-Term Bond Fund                                      0             0            0

Ultra Short Bond Fund                                                      10,693        6,802       270,303

Classic Institutional Total Return Bond Fund                                  364            **           **

U.S. Government Ultra Short Bond Fund                                       6,955         4,929         270


----------------


* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.



** Not in operation during the period.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. With respect to transactions in equity securities, the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information, which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The

Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal period from June 1, 2004 through March 31, 2005, and the fiscal years ended May 31, 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.




                                 AGGREGATE DOLLAR AMOUNT OF
                                BROKERAGE COMMISSIONS PAID TO       PERCENTAGE OF TOTAL BROKERAGE     PERCENTAGE OF TOTAL BROKERAGE
                                         AFFILIATED                 COMMISSIONS PAID TO AFFILIATED    TRANSACTIONS EFFECTED THROUGH
                                         BROKERS ($)                         BROKERS (%)                 AFFILIATED BROKERS (%)
                              ------------------------------------  ------------------------------  -------------------------------
                              6/1/05-                               6/1/05-                         6/1/05-
        FUND*                 3/31/05    2004      2003     2002    3/31/05   2004   2003   2002    3/31/05  2004   2003   2002
        -----                 -------   -------   -------  -------  -------   ----   ----   ----    -------  ----   ----   ----
Classic Institutional Cash
Management Money Market
Fund                                    201,722   272,676  208,247             100    100    100              100    100    100

Classic Institutional U.S.
Government Securities Money
Market Fund                             133,911   157,997  123,866             100    100    100              100    100    100

Classic Institutional U.S.
Treasury Securities Money
Market Fund                             751,820   719,903  835,499             100    100    100              100    100    100

High Quality Bond Fund                      864        **       **             100    **      **              100     **     **

Classic Institutional
Short-Term Bond Fund                          0         0        0             N/A    N/A    N/A              N/A    N/A    N/A

Ultra Short Bond Fund                    10,693     6,802      303             100    100    100              100    100    100

Classic Institutional Total
Return Bond Fund                            364        **       **             100    **      **              100     **     **

U.S. Government Ultra Short
Bond Fund                                 6,955     4,909      270             100    100    100              100    100    100

* Effective February 15. 2005. each Fund changed its fiscal year from May 31 to March 31.



** Not in operation during the period.



SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act), which the Funds may hold at the close of their most recent fiscal year. As of March 31, 200e(In 000's):


                    Security
Fund                  Type                 Security                 Holdings
----                --------               --------                 --------

      PORTFOLIO TURNOVER RATE


Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund's portfolio turnover rate for the fiscal period from June 1, 2004 through March 31, 2005, and for the fiscal year ended May 31, 2004 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.



                                                                   TURNOVER RATE (%)
                                                         --------------------------------------
FUND*                                                    6/1/04-3/31/05         2004       2003
-----                                                    --------------         ----       ----
High Quality Bond Fund                                                           31%        --%

Classic Institutional Short-Term Bond Fund                                       70%        --%
Ultra Short Bond Fund                                                            83%        --%
Classic Institutional Total Return Bond Fund                                    121%        --%
U.S. Government Ultra Short Bond Fund                                           109%        --%


----------------


* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.



PORTFOLIO HOLDINGS



The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.



Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.



The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Funds' website at www.sticlassicfunds.com. The Funds' website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next calendar quarter. The information on the Fund's website is publicly available to all categories of persons. In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.



The Funds require any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.



Currently, the Funds have arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Company, LLC, Freidman, Billings, Ramsey & Co., Inc., JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan &

Co., Inc., Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.



Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.



No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.



Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a calendar quarter basis with a lag time of 30 days to S&P. In addition, the Funds' service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.


      DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

      VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

      LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent wit the federal securities laws.

      CODES OF ETHICS


The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.


      PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

Information regarding how the Funds' voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds' proxy voting record is available on the Funds' website at www.sticlassicfunds.com, and without charge upon request by calling (800) 428-6970, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' proxy voting record is also available on the SEC's website at www.sec.gov.

      5% AND 25% SHAREHOLDERS


As of July __, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Institutional Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.



FUND    NAME AND ADDRESS       NUMBER OF SHARES     CLASS         % OF CLASS
----    ----------------       ----------------     -----         ----------


      FINANCIAL STATEMENTS


The financial statements for the Trust's fiscal year ended March 31, 2005,
including notes thereto and the reports of [            ] thereon, are herein
incorporated by reference. A copy of the 2005 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard & Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's") have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            -     Leading market positions in well-established industries.

            -     High rates of return on funds employed.

            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

            - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT LOGO]

          TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC
                               FUNDS SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most respected proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its excellent research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a

Funds Proxy Letter                                                      12.30.04
material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

Funds Proxy Letter                                                      12.30.04

                                                                         12/2004

                   TRUSCO CAPITAL MANAGEMENT, INC PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and mutual funds. The Committee will annually (or more often if needed) review, reaffirm and amend guidelines, strategies and proxy policies for all domestic and international clients, funds and product lines.

Trusco, after an extensive review of service providers including size, experience and independence, has contracted with Institutional Shareholder Services ("ISS") as its agent to provide administrative, clerical, and functional and recordkeeping services and support related to the firm's proxy voting processes/procedures, which include, but are not limited to:

      1. Collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's mutual fund clients.

      2. Facilitating the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's mutual fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

      3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's mutual fund clients.

As reflected in our specific Trusco proxy policies, the Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will, at all times, retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. This information will, as needed, be communicated to ISS as agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS capabilities as agent for the services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed mutual funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of an independent third party agent, ISS, to assist with facilitating the administrative, clerical, functional and

Trusco Capital Management Proxy Policy                          revised 12.30.04
recordkeeping duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as all ERISA specific guidelines and requirements are incorporated in this policy.

Trusco provides and maintains the following standard proxy voting policies:

      -     Trusco U.S. Domestic Proxy Policy (includes ERISA related accounts)

      -     Trusco Taft Hartley Proxy Policy

      -     Trusco Global/International Proxy Policy

Brief summaries and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy; and full complete versions of all of these policies are available as described below.

The Committee will obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that some proxy issues are voted on a case-by-case basis, the Committee utilizes the firm's pre-determined proxy voting policies and guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are considered include: an in-depth look at each company's organizational structure; executive and operating management styles, board of directors structure, corporate culture and governance processes, implicit and explicit social and economic product benefits, and the impact or economic implications of the available alternatives.

                              EXCEPTIONS TO POLICY

The guidelines as outlined herein generally do not apply where Trusco has contracted discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed, separate, or wrap accounts.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's own proxy voting policies and procedures. The Committee will annually review the sub advisor's proxy voting policies and procedures.

Trusco will retain voting responsibilities for its mutual fund clients unless it specifically delegates proxy voting responsibility to a properly appointed subadvisor.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its affiliates, occasions may from time to time arise in which the Committee believes that a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Trusco Capital Management Proxy Policy                          revised 12.30.04

Examples of material conflicts of interest that may arise could include those where the shares to be voted involve:

      1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

      2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

      3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

      4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

      5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

      1.    Retain an independent fiduciary to vote the shares.

      2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. Security lending is where the clients or funds loan stock in their accounts or portfolio to various broker-dealers and collect interest based on the underlying value of the position. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any

Trusco Capital Management Proxy Policy                          revised 12.30.04
factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

TRUSCO CLIENTS:

Extended summaries of TRUSCO CAPITAL MANAGEMENT, INC.'S U.S. DOMESTIC PROXY POLICY (includes ERISA related accounts,) TAFT HARTLEY PROXY POLICY, and GLOBAL/INTERNATIONAL PROXY POLICY and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI CLASSIC FUNDS AND STI CLASSIC VARIABLE TRUST SHAREHOLDERS:

The above information as it relates to the STI Classic Funds or the STI Classic Variable Trust is available to fund shareholders by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

Trusco Capital Management Proxy Policy                          revised 12.30.04

2005

TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

      - there are concerns about the accounts presented or audit procedures used; or

      - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

      - there are serious concerns about the accounts presented or the audit procedures used;

      -     the auditors are being changed without explanation; or

      - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

      - there are serious concerns about the statutory reports presented or the audit procedures used;

      - questions exist concerning any of the statutory auditors being appointed; or

      - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

      - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

      -     the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management

Trusco Global Super Summary                                          Page 1 of 6
demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

      -     Adequate disclosure has not been provided in a timely manner;

      -     There are clear concerns over questionable finances or restatements;

      - There have been questionable transactions with conflicts of interest;

      - There are any records of abuses against minority shareholder interests; and

      -     The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and

Trusco Global Super Summary                                          Page 2 of 6
share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

      - there are serious questions about actions of the board or management for the year in question; or

      -     legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Trusco Global Super Summary                                          Page 3 of 6

Vote FOR specific proposals to increase authorized capital to any amount, unless:

      - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

      - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BYCASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion

Trusco Global Super Summary                                          Page 4 of 6
meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

      -     clear evidence of past abuse of the authority is available; or

      -     the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value: Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

      - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

      - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BYCASE basis.

REINCORPORATION PROPOSALS:

Trusco Global Super Summary                                          Page 5 of 6

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Trusco Global Super Summary                                          Page 6 of 6

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                           BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER             SECTION                        [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                   VOTE
------ ------------------ ------------------- --------------------------------------------------------------------------------- ----
1.0.   Operational Items  Adjourn Meeting     To provide management with the authority to adjourn an annual or special meeting.  F

1.1.   Operational Items  Amend Quorum        To reduce quorum requirements for shareholder meetings below a majority of the     A
                          Requirements        shares outstanding

1.2.   Operational Items  Amend Minor Bylaws  To make housekeeping changes (updates or corrections) to bylaw or charter          F

1.3.   Operational Items  Change Company Name To change the corporate name                                                       F

                          Date, Time, or                                                                                         F
1.4.   Operational Items  Location of Annual  Management proposals to change the date/time/location of the annual meeting
                          Meeting

                          Date, Time, or                                                                                         A
1.5.   Operational Items  Location of Annual  Shareholder proposals To change the date/time/location of the annual meeting
                          Meeting

1.6.   Operational Items  Auditors            To ratify auditors                                                                 F

1.7.   Operational Items  Auditors            Shareholder proposals asking companies to prohibit their auditors from             A
                                              engaging in non-audit services

1.8.   Operational Items  Auditors            Shareholder proposals to require audit firm rotation                               A

1.9.   Operational Items  Transact Other      To approve other business when it appears as voting item                           A
                          Business

                          Voting on Director
                          Nominees in
2.0.   Board of Directors Uncontested         Director nominees who are not described below                                      F
                          Elections

                          Voting on Director
                          Nominees in
2.1.   Board of Directors Uncontested         Director nominees who have Implement or renewed a dead-hand or modified            W
                          Elections           dead-hand poison pill

                          Voting on Director
                          Nominees in
2.2.   Board of Directors Uncontested         Director nominees who have ignored a shareholder proposal that is approved by      W
                          Elections           a majority of the votes cast for two consecutive years

                          Voting on Director
                          Nominees in
2.3.   Board of Directors Uncontested         Director nominees who have failed to act on takeover offers where the majority     W
                          Elections           of the shareholders tendered their shares

                          Voting on Director
                          Nominees in
2.4.   Board of Directors Uncontested         Director nominees who enacted egregious corporate governance policies or           W
                          Elections           failed to replace management as appropriate

2.5.   Board of Directors Age Limits          To limit the tenure of outside directors either through term limits or             A
                                              mandatory retirement ages.

2.6.   Board of Directors Board Size          To fix the board size or designate a range for the board size                      F

2.7.   Board of Directors Board Size          To give management the ability to alter the size of the board outside of           A
                                              a specified range without shareholder approval

                          Classification/
2.8.   Board of Directors Declassification    MANAGEMENT and shareholder proposals to classify the board                         F
                            of the Board

                          Classification/
2.9.   Board of Directors Declassification    MANAGEMENT and shareholder proposals to repeal classified boards and to            A
                          of the Board        elect all directors annually

2.10.  Board of Directors Cumulative Voting   To eliminate cumulative voting.                                                    F

2.11.  Board of Directors Cumulative Voting   To restore or permit cumulative voting                                             A

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER       SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ---------  ---------------  ----------------------------------------------------------------------------  ----
                   Director and
                   Officer
2.12.   Board of   Indemnification  Proposals on director and officer indemnification and liability protection
        Directors  and              not particularly described below.                                              C
                   Liability
                   Protection

                   Director and
                   Officer
2.13.   Board of   Indemnification  To eliminate entirely directors' and officers' liability for monetary
        Directors  and              damages for violating the duty of care.                                        A
                   Liability
                   Protection

                   Director and
                   Officer
2.14.   Board of   Indemnification  To expand coverage beyond just legal expenses to acts, such as negligence,
        Directors  and              that are more serious violations of fiduciary obligation than mere             A
                   Liability        carelessness
                   Protection

                   Director and
                   Officer          To expand coverage in cases when a director's or officer's legal defense was
2.15.   Board of   Indemnification  unsuccessful if: (1) the director was found to have acted in good faith and
        Directors  and              in a manner that he reasonably believed was in the best interests of the       F
                   Liability        company, and (2) only if the director's legal expenses would be covered.
                   Protection

                   Establish/
2.16.   Board of   Amend            To establish or amend director qualifications                                  A
        Directors  Nominee
                   Qualifications

                   Establish/
2.17.   Board of   Amend
        Directors  Nominee          Shareholder proposals requiring two candidates per board seat                  A
                   Qualifications

                   Filling
2.18.   Board of   Vacancies/       To provide that directors may be removed only for cause.                       A
        Directors  Removal of
                   Directors

                   Filling
2.19.   Board of   Vacancies/
        Directors  Removal of       To restore shareholder ability to remove directors with or without cause.      F
                   Directors

                   Filling
2.20.   Board of   Vacancies/       To provide that only continuing directors may elect replacements to fill
        Directors  Removal of       board vacancies.                                                               A
                   Directors
                   Filling
2.21.   Board of   Vacancies/
        Directors  Removal of       To permit shareholders to elect directors to fill board vacancies.             F
                   Directors

                   Independent
2.22.   Board of   Chairman
        Directors  (Separate        To recommend that the positions of chairman and CEO be combined.               F
                   Chairman/CEO)

                   Independent
2.23.   Board of   Chairman         To recommend that the positions of chairman and CEO be separate and distinct
        Directors  (Separate        positions held by 2 different individuals.                                     A
                   Chairman/CEO

                   Majority of
2.24.   Board of   Independent      Shareholder proposals to require that a majority or more of directors be
        Directors  Directors/       independent                                                                    F
                   Establishment
                   of Committees

                   Majority of
                   Independent
2.25.   Board of   Directors/       Shareholder proposals asking that board audit, compensation, and/or            A
        Directors  Establishment    nominating committees be composed exclusively of independent directors of Committees

2.26.   Board of   Open Access      Shareholder proposals asking for open access                                   A
        Directors

                   Stock
2.27.   Board of   Ownership        Shareholder proposals that mandate a minimum amount of stock that directors    A
        Directors  Requirements     must own in order to qualify as a director or to remain on the board

                   Stock            Shareholder proposals asking that the company adopt a holding or retention
2.28.   Board of   Ownership        period for its executives (for holding stock after the vesting or exercise     A
        Directors  Requirements     of equity awards)

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER          SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ------------  ---------------  ----------------------------------------------------------------------------  ----
2.29.   Board of      Term Limits      Shareholder or management proposals to limit the tenure of outside directors    A
        Directors

                      Voting for
                      Director
3.0.    Proxy         Nominees in
        Contests      Contested        Votes in a contested election of directors                                      C
                      Elections

                      Reimbursing
                      Proxy
3.1.    Proxy         Solicitation
        Contests      Expenses         To reimburse proxy solicitation expenses                                        C

                                       Shareholder proposals requesting that corporations adopt confidential
3.2.    Proxy         Confidential     voting, use independent vote tabulators and use independent inspectors of
        Contests      Voting           election                                                                        A

3.3.    Proxy         Confidential     Management proposals to adopt confidential voting.                              A
        Contests      Voting

                      Advance
        Antitakeover  Notice
4.0.    Defenses and  Requirements
        Voting        for
        Related       Shareholder      Advance notice proposals                                                        F
        Issues        Proposals/Nomi
                      nations

        Antitakeover
        Defenses and  Amend Bylaws
4.1.    Voting        without
        Related       Shareholder      Proposals giving the board exclusive authority to amend the bylaws              F
        Issues        Consent

        Antitakeover  Amend Bylaws
        Defenses and  without          Proposals giving the board the ability to amend the bylaws in addition to
4.2.    Voting        Shareholder      shareholders                                                                    F
        Related       Consent
        Issues

        Antitakeover
        Defenses and                   Shareholder proposals that ask a company to submit its poison pill for
4.3.    Voting        Poison Pills     shareholder ratification                                                        F
        Related
        Issues

        Antitakeover
        Defenses and                   Shareholder proposals asking that any future pill be put to a shareholder
4.4.    Voting        Poison Pills     vote                                                                            F
        Related
        Issues

        Antitakeover
        Defenses and
4.5.    Voting        Poison Pills     Management proposals to ratify a poison pill                                    C
        Related
        Issues

        Antitakeover  Shareholder
        Defenses and  Ability to
4.6.    Voting        Act by
        Related       Written          To restrict or prohibit shareholder ability to take action by written consent   A
        Issues        Consent

        Antitakeover  Shareholder
        Defenses and  Ability to
4.7.    Voting        Act by
        Related       Written          To allow or make easier shareholder action by written consent                   F
        Issues        Consent

        Antitakeover  Shareholder
        Defenses and  Ability to
4.8.    Voting        Call Special     To restrict or prohibit shareholder ability to call special meetings.           A
        Related       Meetings
        Issues

        Antitakeover  Shareholder
        Defenses and  Ability to       To remove restrictions on the right of shareholders to act independently of
4.9.    Voting        Call Special     management.                                                                     F
        Related       Meetings
        Issues

        Antitakeover
        Defenses and
4.10.   Voting        Supermajority
        Related       Vote             To require a supermajority shareholder vote.                                    A
        Issues        Requirements

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                    BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER         SECTION                     [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------  --------------  --------------  ---------------------------------------------------------------------------  ----
        Antitakeover
        Defenses and
4.11.   Voting          Supermajority
        Related         Vote            To lower supermajority vote requirements.                                      F
        Issues          Requirements

        Mergers and
5.0.    Corporate       Appraisal
        Restructurings  Rights          To restore, or provide shareholders with, rights of appraisal.                 A

        Mergers and
5.1.    Corporate       Asset
        Restructurings  Purchases       On asset purchase proposals                                                    C

        Mergers and
5.2.    Corporate       Asset Sales     Asset sales                                                                    C
        Restructurings

        Mergers and     Bundled
5.3.    Corporate       Proposals       Bundled or "conditioned" proxy proposals                                       C
        Restructurings

        Mergers and                     Proposals regarding conversion of securities, absent penalties or likely
5.4.    Corporate       Conversion      bankruptcy.                                                                    C
        Restructurings  of Securities

        Mergers and     Conversion      Proposals regarding conversion of securities, if it is expected that the
5.5.    Corporate       of Securities   company will be subject to onerous penalties or will be forced to file for     F
        Restructurings                  bankruptcy if the transaction is not approved.

        Mergers and
5.6.    Corporate       Corporate       Proposals to increase common and/or preferred shares and to issue shares as    C
        Restructurings  Reorganization  part of a debt restructuring plan, absent likely bankruptcy.

        Mergers and     Corporate       Proposals to increase common and/or preferred shares and to issue shares as
5.7.    Corporate       Reorganization  part of a debt restructuring plan where bankruptcy is likely if the            F
        Restructurings                  transaction is not approved

        Mergers and     Formation of
5.8.    Corporate       Holding         To form a holding company                                                      C
        Restructurings  Company

                        Going
                        Private
5.9.    Mergers and     Transactions    To make the company private rather than public                                 C
        Corporate       (LBOs and
        Restructurings  Minority
                        Squeeze outs)

        Mergers and
5.10.   Corporate       Joint           To form joint ventures                                                         C
        Restructurings  Ventures

        Mergers and
5.11.   Corporate       Liquidations    To liquidate when bankruptcy is not likely                                     C
        Restructurings

        Mergers and
5.12.   Corporate       Liquidations    To liquidate when bankruptcy is likely                                         F
        Restructurings

                        Mergers and
                        Acquisitions/
        Mergers and     Issuance of
5.13.   Corporate       Shares to       To merge with or acquire another company                                       C
        Restructurings  Facilitate
                        Merger or
                        Acquisition

                        Private
        Mergers and     Placements/
5.14.   Corporate       Warrants/
        Restructurings  Convertible     To issue a private placement security when bankruptcy is not likely            C
                        Debentures

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                    BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER           SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ---------      ---------------  ----------------------------------------------------------------------------  ----
                       Private
        Mergers and    Placements/
5.15.   Corporate      Warrants/
        Restructurings Convertible      To issue a private placement security when bankruptcy is not likely            F
                       Debentures

        Mergers and
5.16.   Corporate      Spin-offs        To spin off a unit or line of business                                         C
        Restructurings

        Mergers and    Value            To maximize shareholder value by hiring a financial advisor to explore
5.17.   Corporate      Maximization     strategic alternatives, selling the company or liquidating the company and     C
        Restructurings Proposals        distributing the proceeds to shareholders.

                       Control
6.0.    State of       Share            To opt out of control share acquisition statutes                               F
        Incorporation  Acquisition
                       Provisions

                       Control
6.1.    State of       Share
        Incorporation  Acquisition
                       Provisions       To amend the charter to include control share acquisition provisions.          A

                       Control
6.2.    State of       Share
        Incorporation  Acquisition      To restore voting rights to the control shares.                                F
                       Provisions

                       Control
6.3.    State of       Share Cash
        Incorporation  out              To opt out of control share cash out statutes.                                 F
                       Provisions

6.4.    State of       Disgorgement     To opt out of state disgorgement provisions.                                   F
        Incorporation  Provisions

6.5.    State of       Fair Price       To adopt fair price provisions                                                 C
        Incorporation  Provisions

6.6.    State of       Fair Price       To adopt fair price provisions with shareholder vote requirements greater      A
        Incorporation  Provisions       than a majority of disinterested shares.

6.7.    State of       Freeze Out       proposals to opt out of state freeze out provisions                            F
        Incorporation

6.8.    State of       Greenmail        To adopt anti greenmail charter of bylaw amendments                            F
        Incorporation                   Or otherwise restrict a company's ability to make greenmail payments.

6.9.    State of       Greenmail        To adopt anti greenmail proposals when they are bundled with other charter     C
        Incorporation                   or bylaw amendments.

6.10.   State of       Reincorporation  To change a company's state of incorporation                                   C
        Incorporation  Proposals

6.11.   State of       Stakeholder      To consider non-shareholder constituencies or other non-financial effects      A
        Incorporation  Provisions       when evaluating a merger or business combination.

                                        To opt in or out of state takeover statutes (including control share
                       State Anti       acquisition statutes, control share cash-out statutes, freeze out
6.12.   State of       takeover         provisions, fair price provisions, stakeholder laws, poison pill               C
        Incorporation  Statutes         endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions).

                       Adjustments
7.0.    Capital        to Par Value
        Structure      of Common        Management proposals to reduce or eliminate the par value of common stock.     F
                       Stock

7.1.    Capital        Common Stock     To increase the number of shares of common stock authorized for issuance       C
        Structure      Authorization

7.2.    Capital        Common Stock     To increase the number of authorized shares of the class of stock that has     C
        Structure      Authorization    superior voting rights.

                                        To approve increases beyond the allowable increase when a company's shares
7.3.    Capital        Common Stock     are in danger of being de-listed or if a company's ability to continue to      F
        Structure      Authorization    operate as a going concern is uncertain

7.4.    Capital        Dual-class       Proposals to create a new class of common stock with superior voting rights    A
        Structure      Stock

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                    BALLOT ITEM / PROPOSAL
NUMBER   CHAPTER       SECTION                           [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                VOTE
------  ---------  ---------------       ----------------------------------------------------------------------------  ----
                                         To create a new class of nonvoting or sub-voting common stock if:

                                         -     It is intended for financing purposes with minimal or no dilution
7.5.    Capital        Dual-class              to current shareholders
        Structure      Stock
                                         -     It is not designed to preserve the voting power of an insider or         F
                                               significant shareholder

7.6.    Capital        Issue Stock       To increase authorized common stock for the explicit purpose of implementing
        Structure      for Use with      a shareholder rights plan (poison pill).                                       A
                       Rights Plan

7.7.    Capital        Preemptive        Shareholder proposals that seek preemptive rights                              C
        Structure      Rights

                                         To authorizing the creation of new classes of preferred stock with
7.8.    Capital        Preferred         unspecified voting, conversion, dividend distribution, and other rights        A
        Structure      Stock             ("blank check" preferred stock).

7.9.    Capital        Preferred         To create "declawed" blank check preferred stock (stock that cannot be used    F
        Structure      Stock             as a takeover defense).

                                         To authorize preferred stock in cases where the company specifies the
7.10.   Capital        Preferred         voting, dividend, conversion, and other rights of such stock and the terms     F
        Structure      Stock             of the preferred stock appear reasonable

7.11.   Capital        Preferred         To increase the number of blank check preferred stock authorized for           A
        Structure      Stock             issuance when no shares have been issued or reserved for a specific purpose.

7.12.   Capital        Preferred         To increase the number of blank check preferred shares                         F
        Structure      Stock

7.13.   Capital                          Recapitalizations (reclassifications of securities)                            C
        Structure      Recapitalization

7.14.   Capital        Reverse           Management proposals to implement a reverse stock split when the number of     F
        Structure      Stock Splits      authorized shares will be proportionately reduced

7.15.   Capital        Reverse           Management proposals to implement a reverse stock split to avoid delisting.    F
        Structure      Stock Splits

7.16.   Capital        Reverse           To implement a reverse stock split that do not proportionately reduce the      C
        Structure      Stock Splits      number of shares authorized

7.17.   Capital        Share             Management proposals to institute open-market share repurchase plans in
        Structure      Repurchase        which all shareholders may participate on equal terms                          F
                       Programs

                       Stock             Management proposals to increase the common share authorization for a stock
7.18.   Capital        Distributions:    split or share dividend, provided that the increase in authorized shares       F
        Structure      Splits and        would not result in an excessive number of shares available for issuance
                       Dividends

7.19.   Capital        Tracking          To authorize the creation of tracking stock                                    C
        Structure      Stock

        Executive
8.0.    and Director   Executive         To approve or disapprove executive compensation plans or plan amendments.      C
        Compensation   Compensation

        Executive
8.1.    and Director   Executive         To approve compensation plans that expressly permit the re-pricing of          A
        Compensation   Compensation      underwater stock options without shareholder approval.

        Executive
8.2.    and Director   Executive         Plans in which the CEO participates if there is a disconnect between the       A
        Compensation   Compensation      CEO's pay and company performance

        Executive
8.3.    and Director   Director          Plans for directors                                                            C
        Compensation   Compensation

        Executive      Stock Plans
8.4.    and Director   in Lieu of        For plans which provide participants with the option of taking all or a        C
        Compensation   Cash              portion of their cash compensation in the form of stock

        Executive      Stock Plans
8.5.    and Director   in Lieu of        Plans which provide a dollar-for-dollar cash for stock exchange                F
        Compensation   Cash

        Executive      Stock Plans
8.6.    and Director   in Lieu of        Plans which do not provide a dollar-for-dollar cash for stock exchange         A
        Compensation   Cash

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     ------------   --------------   ----------------------------------------------------------------------------  ----
           Executive      Director
8.7.       and Director   Retirement       Retirement plans for non-employee directors.                                   A
           Compensation   Plans

           Executive      Director         Shareholder proposals to eliminate retirement plans for non-employee
8.8.       and Director   Retirement       directors                                                                      F
           Compensation   Plans

                          Management
           Executive      Proposals
8.9.       and Director   Seeking          On management proposals seeking approval to re-price options                   A
           Compensation   Approval to
                          Re-price
                          Options

           Executive
8.10.      and Director   Voting on
           Compensation   Compensation     Shareholder proposals to submit executive compensation to a vote.              A

           Executive      Employee Stock
8.11.      and Director   Purchase         Employee stock purchase plans not described below                              C
           Compensation   Plans

           Executive      Employee Stock   Employee stock purchase plans where all of the following apply
8.12.      and Director   Purchase         -        Purchase price is at least 85 percent of fair market value            F
           Compensation   Plans            -        Offering period is 27 months or less

           Executive      Employee Stock   Employee stock purchase plans where any of the following apply
8.13.      and Director   Purchase         -        Purchase price is less than 85 percent of fair market value, or       A
           Compensation   Plans            -        Offering period is greater than 27 months

                          Incentive
           Executive      Bonus Plans      Simply amend shareholder-approved compensation plans to include
8.14.      and Director   and Tax          administrative features or place a cap on the annual grants any one            F
           Compensation   Deductibility    participant may receive to comply with the provisions of Section 162(m).
                          Proposals

                          Incentive
           Executive      Bonus Plans      To add performance goals to existing compensation plans to comply with the
8.15.      and Director   and Tax          provisions of Section 162(m)                                                   F
           Compensation   Deductibility
                          Proposals

                          Incentive
           Executive      Bonus Plans      Plans to increase shares reserved and to qualify for favorable tax treatment
8.16.      and Director   and Tax          under the provisions of Section 162(m)                                         F
           Compensation   Deductibility
                          Proposals

                          Incentive
           Executive      Bonus Plans      Cash or cash and stock bonus plans that are submitted to shareholders for
8.17.      and Director   and Tax          the purpose of exempting compensation from taxes under the provisions of       F
           Compensation   Deductibility    Section 162(m) if no increase in shares is requested.
                          Proposals

           Executive      Employee         To implement an ESOP or increase authorized shares for existing ESOPs,
8.18.      and Director   Stock            unless the number of shares allocated to the ESOP is excessive (more than      F
           Compensation   Ownership        five percent of outstanding shares.)
                          Plans (ESOPs)

           Executive      401(k)
8.19.      and Director   Employee         To implement a 401(k) savings plan for employees.                              F
           Compensation   Benefit Plans

                          Shareholder
           Executive      Proposals
8.20.      and Director   Regarding        Shareholder proposals seeking additional disclosure of executive and           A
           Compensation   Executive        director pay information,
                          and Director
                          Pay

                          Shareholder
           Executive      Proposals
8.21.      and Director   Regarding        Shareholder proposals seeking to set absolute levels on compensation or        A
           Compensation   Executive        otherwise dictate the amount or form of compensation.
                          and Director
                          Pay

                          Shareholder
           Executive      Proposals
8.22.      and Director   Regarding        Shareholder proposals requiring director fees be paid in stock only            A
           Compensation   Executive
                          and Director
                          Pay

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     -------------  --------------   ----------------------------------------------------------------------------  ----
                          Shareholder
           Executive      Proposals
8.23.      and Director   Regarding        Shareholder proposals to put option re-pricings to a shareholder vote          F
           Compensation   Executive
                          and Director
                          Pay

                          Shareholder
           Executive      Proposals
8.24.      and Director   Regarding        For all other shareholder proposals regarding executive and director pay       C
           Compensation   Executive
                          and Director
                          Pay

           Executive
8.25.      and Director   Option           Shareholder proposals asking the company to expense stock options              A
           Compensation   Expensing

           Executive
8.26.      and Director   Performance-     Shareholder proposals advocating the use of performance-based stock options    A
           Compensation   Based Stock      (indexed, premium-priced, and performance-vested options).
                          Options

                          Golden
                          Parachutes
           Executive      and              Shareholder proposals to require golden parachutes or executive severance
8.27.      and Director   Executive        agreements to be submitted for shareholder ratification                        A
           Compensation   Severance
                          Agreements

                          Golden
                          Parachutes
           Executive      and
8.28.      and Director   Executive        Proposals to ratify or cancel golden parachutes.                               C
           Compensation   Severance
                          Agreements

           Executive      Pension Plan
8.29.      and Director   Income           Shareholder proposals to exclude pension plan income in the calculation of     F
           Compensation   Accounting       earnings used in determining executive bonuses/compensation

                          Supplemental
           Executive      Executive        Shareholder proposals requesting to put extraordinary benefits contained in
8.30.      and Director   Retirement       SERP agreements to a shareholder vote                                          A
           Compensation   Plans (SERPs)

           Executive      Equity Based
8.31       and Director   Compensation     Management proposals for equity plans that have high average three-year burn   A
           Compensation   Plans            rates.

                          CONSUMER
           Social and     ISSUES AND
9.0.       Environmental  PUBLIC           To phase out the use of animals in product testing                             A
           Issues         SAFETY:
                          Animal Rights

                          CONSUMER
           Social and     ISSUES AND
9.1.       Environmental  PUBLIC           To implement price restraints on pharmaceutical products                       A
           Issues         SAFETY:
                          Drug Pricing

                          CONSUMER
                          ISSUES AND
           Social and     PUBLIC           To voluntarily label genetically engineered
9.2.       Environmental  SAFETY:          (GE) ingredients in their products or alternatively to provide interim         A
           Issues         Genetically      labeling and eventually eliminate GE ingredients due to the costs and
                          Modified         feasibility of labeling and/or phasing out the use of GE ingredients.
                          Foods

           Social and     Genetically
9.3.       Environmental  Modified         A report on the feasibility of labeling products containing GE ingredients     A
           Issues         Foods

           Social and     Genetically
9.4.       Environmental  Modified         A report on the financial, legal, and environmental impact of continued use    A
           Issues         Foods            of GE ingredients/seeds

           Social and     Genetically
9.5.       Environmental  Modified         Report on the health and environmental effects of genetically modified         A
           Issues         Foods            organisms (GMOs)

                                           To completely phase out GE ingredients from the company's products or
           Social and     Genetically      proposals asking for reports outlining the steps necessary to eliminate GE
9.6.       Environmental  Modified         ingredients from the company's products. Such resolutions presuppose that      A
           Issues         Foods            there are proven health risks to GE ingredients

                          CONSUMER
           Social and     ISSUES AND
9.7.       Environmental  PUBLIC           Reports on a company's policies aimed at curtailing gun violence in the        A
           Issues         SAFETY:          United States
                          Handguns

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     ------------   -------------    ----------------------------------------------------------------------------  ----
                          CONSUMER
           Social and     ISSUES AND
9.8.       Environmental  PUBLIC           Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and     A
           Issues         SAFETY:          tuberculosis) on the company's Sub-Saharan operations
                          HIV/AIDS

           Social and                      To establish, implement, and report on a standard of response to the
9.9.       Environmental  HIV/AIDS         HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other         A
           Issues                          developing countries

                          CONSUMER
                          ISSUES AND
           Social and     PUBLIC           Reports on the company's procedures for preventing predatory lending,
9.10.      Environmental  SAFETY:          including the establishment of a board committee for oversight,                A
           Issues         Predatory
                          Lending

                          CONSUMER
           Social and     ISSUES AND
9.11.      Environmental  PUBLIC           Proposals seeking stronger product warnings                                    A
           Issues         SAFETY:
                          Tobacco

           Social and
9.12.      Environmental  Tobacco          Proposals asking that the company's operating facilities be smoke-free         A
           Issues

           Social and
9.13.      Environmental  Tobacco          Proposals dealing with product placement in stores or advertising to youth.    A
           Issues

           Social and
9.14.      Environmental  Tobacco          Proposals asking the company to cease production of tobacco-related products   A
           Issues                          or cease selling products to tobacco companies.

           Social and
9.15.      Environmental  Tobacco          Proposals to spin-off tobacco-related businesses:                              A
           Issues

           Social and
9.16.      Environmental  Tobacco          Proposals prohibiting investment in tobacco equities.                          A
           Issues

                          ENVIRONMENT
                          AND ENERGY:
           Social and     Arctic           Requests for reports outlining potential environmental damage from drilling
9.17.      Environmental  National         in the Arctic National Wildlife Refuge (ANWR)                                  A
           Issues         Wildlife
                          Refuge

                          ENVIRONMENT
           Social and     AND ENERGY:
9.18.      Environmental  CERES            Proposals to adopt the CERES Principles                                        A
           Issues         Principles

                          ENVIRONMENT
           Social and     AND ENERGY:      Proposals requests reports assessing economic risks of environmental
9.19.      Environmental  Environmental    pollution or climate change.                                                   A
           Issues         -Economic
                          Risk Report

           Social and
9.20.      Environmental  Environmental    Proposals for reports disclosing the company's environmental policies.         A
           Issues         Reports

                          ENVIRONMENT
           Social and     AND ENERGY:      Proposals to make reports on the level of greenhouse gas emissions from the
9.21.      Environmental  Global           company's operations and products.                                             A
           Issues         Warming

           Social and     ENVIRONMENT
9.22.      Environmental  AND ENERGY:      Proposals to adopt a comprehensive recycling strategy                          A
           Issues         Recycling

                          ENVIRONMENT
           Social and     AND ENERGY:
9.23.      Environmental  Renewable        Proposals to invest in renewable energy sources.                               A
           Issues         Energy

           Social and
9.24.      Environmental  Renewable        Requests for reports on the feasibility of developing renewable energy         A
           Issues         Energy           sources

                          ENVIRONMENT
           Social and     AND ENERGY:      Proposals to make report on its policies and practices related to social,
9.25.      Environmental  Sustainability   environmental, and economic sustainability                                     A
           Issues         Report

                          GENERAL
                          CORPORATE
           Social and     ISSUES:
9.26.      Environmental  Charitable/      Proposals to affirm political nonpartisanship in the workplace                 A
           Issues         Political
                          Contributions

           Social and     Charitable/
9.27.      Environmental  Political        Proposals to report or publish in newspapers the company's political           A
           Issues         Contributions    contributions

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     -------------  ---------------  ----------------------------------------------------------------------------  ----
           Social and     Charitable/
9.28.      Environmental  Political        Proposals to prohibit the company from making political contributions          A
           Issues         Contributions

           Social and     Charitable/
9.29.      Environmental  Political        Proposals to restrict the company from making charitable contributions         A
           Issues         Contributions

           Social and     Charitable/      Proposals to publish a list of company executives, directors, consultants,
9.30.      Environmental  Political        legal counsels, lobbyists, or investment bankers that have prior government    A
           Issues         Contributions    service and whether such service had a bearing on the business of the company

                          GENERAL
                          CORPORATE
                          ISSUES:
           Social and     Link
9.31.      Environmental  Executive        Proposals to review ways of linking executive compensation to social factors   A
           Issues         Compensation
                          to Social
                          Performance

                          LABOR
                          STANDARDS
           Social and     AND HUMAN
9.32.      Environmental  RIGHTS:          Proposals to implement the China Principles.                                   A
           Issues         China
                          Principles

                          LABOR
                          STANDARDS        Proposals to make reports detailing the company's operations in a particular
           Social and     AND HUMAN        country and steps to protect human rights
9.33.      Environmental  RIGHTS:                                                                                         A
           Issues         Country-specific
                          human rights
                          reports

                          LABOR
                          STANDARDS
                          AND HUMAN
           Social and     RIGHTS:          Proposals to implement certain human rights standards at company facilities
9.34.      Environmental  International    or those of its suppliers and to commit to outside, independent monitoring     A
           Issues         Codes of
                          Conduct/Vendor
                          Standards

                          LABOR
                          STANDARDS
           Social and     AND HUMAN
9.35.      Environmental  RIGHTS:          Proposals to endorse or increase activity on the MacBride Principles.          A
           Issues         MacBride
                          Principles

                          MILITARY
           Social and     BUSINESS:
9.36.      Environmental  Foreign          Proposals to make reports on foreign military sales or offsets.                A
           Issues         Military
                          Sales/Offsets

                          MILITARY
           Social and     BUSINESS:
9.37.      Environmental  Landmines        Proposals asking the company to renounce future involvement in antipersonnel   A
           Issues         and Cluster      landmine production
                          Bombs

                          MILITARY
           Social and     BUSINESS:        Proposals asking the company to cease production of nuclear weapons
9.38.      Environmental  Nuclear          components and delivery systems, including disengaging from current and        A
           Issues         Weapons          proposed contracts

                          MILITARY
                          BUSINESS:
           Social and     Operations       Proposals asking the company to appoint a board committee review and report
9.39.      Environmental  in Nations       outlining the company's financial and reputational risks from its operations   A
           Issues         Sponsoring       in Iran,
                          Terrorism
                          (Iran)

                          MILITARY
           Social and     BUSINESS:        Proposals asking the company to make reports on a company's involvement in
9.40.      Environmental  Spaced-Based     spaced-based weaponization                                                     A
           Issues         Weaponization

                          WORKPLACE
           Social and     DIVERSITY:
9.41.      Environmental  Board            Requests for reports on the company's efforts to diversify the board,          F
           Issues         Diversity

                          WORKPLACE
           Social and     DIVERSITY:       Proposals asking the company to increase the representation of women and
9.42.      Environmental  Board            minorities on the board                                                        C
           Issues         Diversity

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     -------------  ---------------- ----------------------------------------------------------------------------  ----
                          WORKPLACE
                          DIVERSITY:
           Social and     Equal
9.43.      Environmental  Employment       Proposals to increase regulatory oversight of EEO programs                     A
           Issues         Opportunity
                          (EEO)

           Social and     WORKPLACE
9.44.      Environmental  DIVERSITY:       To increase regulatory oversight of EEO programs and Glass Ceiling proposals   A
           Issues         Glass Ceiling

                          WORKPLACE
           Social and     DIVERSITY:       Proposals to amend a company's EEO statement in order to prohibit
9.45.      Environmental  Sexual           discrimination based on sexual orientation                                     A
           Issues         Orientation

           Social and
9.46.      Environmental  Sexual           Proposals to extend company benefits to or eliminate benefits from domestic    A
           Issues         Orientation      partners

           Social and
9.47       Environmental  Outsourcing      Proposals asking for companies to report on the risks associated with          A
           Issues                          outsourcing or offshoring.

10.0.      Mutual Fund    Election of      Director nominees who are not described below                                  F
           Proxies        Directors

10.1.      Mutual Fund    Election of      Ignore a shareholder proposal that is approved by a majority of the votes      W
           Proxies        Directors        cast for two consecutive years

                          Convert
           Mutual Fund    Closed-end
10.2.      Proxies        Fund to          Conversion Proposals                                                           C
                          Open-end Fund

10.3.      Mutual Fund    Proxy            Proxy Contests                                                                 C
           Proxies        Contests

                          Investment
10.4.      Mutual Fund    Advisory         Investment Advisory Agreements                                                 F
           Proxies        Agreements

                          Approve New
           Mutual Fund    Classes or
10.5.      Proxies        Series of        The establishment of new classes or series of shares.                          F
                          Shares

                          Change
                          Fundamental
           Mutual Fund    Restriction
10.6.      Proxies        to               Proposals to change a fund's fundamental restriction to a non fundamental      C
                          Nonfundamental   restriction
                          Restriction

                          Change
                          Fundamental
10.7.      Mutual Fund    Investment       Proposals to change a fund's fundamental investment objective to a non         C
           Proxies        Objective to     fundamental investment objective
                          Nonfundamental

10.8.      Mutual Fund    Name Change                                                                                     F
           Proxies        Proposals        Name change proposals.

           Mutual Fund    Change in
10.9.      Proxies        Fund's Sub       To change a fund's sub-classification                                          F
                          classification

                          Disposition      To dispose of assets, liquidate or terminate the fund
10.10.     Mutual Fund    of
           Proxies        Assets/Terminat-                                                                                F
                          ion/Liquidation

                          Changes to
10.11.     Mutual Fund    the Charter      To make changes to the charter document                                        C
           Proxies        Document

                          Changes to
10.12.     Mutual Fund    the Charter      Removal shareholder approval requirement to reorganize or terminate the        F
           Proxies        Document         trust or any of its series

                          Changes to
10.13.     Mutual Fund    the Charter      Removal of shareholder approval requirement for amendments to the new          F
           Proxies        Document         declaration of trust

                          Changes to       Removal of shareholder approval requirement to amend the fund's management
10.14.     Mutual Fund    the Charter      contract, allowing the contract to be modified by the investment manager and   F
           Proxies        Document         the trust management, as permitted by the 1940 Act

                          Changes to       Allow the trustees to impose other fees in addition to sales charges on
10.15.     Mutual Fund    the Charter      investment in a fund, such as deferred sales charges and redemption fees       F
           Proxies        Document         that may be imposed upon redemption of a fund's shares

                          Changes to
10.16.     Mutual Fund    the Charter      Removal of shareholder approval requirement to engage in and terminate         F
           Proxies        Document         Sub-advisory arrangements

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                BALLOT ITEM / PROPOSAL
NUMBER        CHAPTER        SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                    VOTE
------     ------------   -------------    ----------------------------------------------------------------------------  ----
                          Changes to
10.17.     Mutual Fund    the Charter      Removal of shareholder approval requirement to change the domicile of the      F
           Proxies        Document         fund

                          Change the
10.18.     Mutual Fund    Fund's           Fund's Reincorporation                                                         C
           Proxies        Domicile

                          Authorize
                          the Board to
                          Hire and
10.19.     Mutual Fund    Terminate        Proposals authorizing the board to hire/terminate sub-advisors without
           Proxies        Subadvisors      shareholder approval.                                                          F
                          Without
                          Shareholder
                          Approval

10.20.     Mutual Fund    Distribution     Distribution agreements                                                        F
           Proxies        Agreements

10.21.     Mutual Fund    Master-Feeder    Establishment of a master-feeder structure.                                    F
           Proxies        Structure

10.22.     Mutual Fund    Mergers          Mergers and Acquisitions                                                       C
           Proxies

                          Shareholder
                          Proposals to
10.23.     Mutual Fund    Establish        To mandate a specific minimum amount of stock that directors must own in       A
           Proxies        Director         order to qualify as a director or to remain on the board
                          Ownership
                          Requirement

                          Shareholder
                          Proposals to
10.24.     Mutual Fund    Reimburse
           Proxies        Proxy            To reimburse proxy solicitation expenses                                       C
                          Solicitation
                          Expenses

                          Shareholder
                          Proposals to
10.25.     Mutual Fund    Terminate
           Proxies        Investment       To terminate the investment advisor                                            C
                          Advisor

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 58

ITEM 23. Exhibits:

(a) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(c)   Not applicable.

(d)(1) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15,1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(d)(4) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(d)(5) Revised Schedule A dated November 19, 2004 to the Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit
      (d)(6) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(e)(1) Distribution Agreement dated July 26, 2004 between the Registrant and BISYS Fund Services, Limited Partnership is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(e)(2) Amended Schedule A dated November 19, 2004 to the Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership dated July 26, 2004 is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(f)   Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(g)(5) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and Trust Company Bank (now SunTrust Bank) is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(h)(4) Amended Schedule A dated November 19, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(h)(5) Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is incorporated herein by reference to Exhibit
      (h)(5) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(6) Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(h)(7) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(8) Amended Schedule A, revised as of August 20, 2004, to the Shareholder Service Plan and Agreement for T Shares is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(9) Amended Schedule A, revised as of August 20, 2004, to the Shareholder Service Plan and Agreement for Institutional Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(10) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(i)   Not applicable.

(j)   Not applicable.

(k)   Not applicable.

(l)   Not applicable.

(m)(1) Distribution Plan relating to A Shares (formerly Investor Shares) is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2) Distribution and Service Plan relating to L Shares (formerly Flex Shares) dated February 15, 2005 is incorporated herein by reference to Exhibit
      (m)(2) of Post Effective No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(m)(3) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(m)(4) Amended Schedule A, revised as of November 19, 2004, to the Distribution Plan for A Shares is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(m)(5) Amended Schedule A, to the Distribution Plan for A Shares is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(m)(6) Form of Distribution and Service Plan for A Shares is filed herewith.

(n)(1) Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended November 12, 2003, is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(n)(2) Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(o)   Not applicable.

(p)(1) Code of Ethics for STI Classic Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(p)(2) Code of Ethics for BISYS Fund Services, Limited Partnership is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

ITEM  24. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services, Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM  25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM  26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Funds. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                    NAME                            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------       ------------------------      -----------------------------
David Eidson                                         SunTrust Banks, Inc.            Senior Vice President
Director                                                SunTrust Bank                Senior Vice President
                                                   SunTrust Capital Markets          Senior Vice President

William H. Rogers                                    SunTrust Banks, Inc.           Executive Vice President
Director

Douglas S. Phillips                                     SunTrust Bank               Chief Investment Officer
President/CEO/Director                               Zevenbergen Capital                    Director
                                                       Investments LLC

Paul L. Robertson, III                              SunTrust Banks, Inc.                 Vice President
Executive Vice President/Secretary/Treasurer            SunTrust Bank                    Vice President

Andrew J. Muldoon, III                                  SunTrust Bank               Executive Vice President
Executive Vice President

G. Bradley Ball                                         SunTrust Bank                   Vice President
Executive Vice President

Elizabeth G. Pola                                    Zevenbergen Capital                    Director
Executive Vice President                               Investments LLC

Robert J. Rhodes                                         SunTrust Bank                      Officer
Executive Vice President

Christina Seix                                               --                               --
Executive Vice President

John Talty                                                   --                               --
Executive Vice President

David C. Anderson                                        SunTrust Bank                  Vice President
Vice President

Charles B. Arrington                                     SunTrust Bank                      Officer
Vice President

Frances J. Aylor                                             --                               --
Vice President

Brett L. Barner                                          SunTrust Bank                      Officer
Managing Director

James N. Behre                                               --                               --
Vice President

Richard M. Bemis                                         SunTrust Bank                  Vice President
Vice President

                    NAME                            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------        ---------------------        -----------------------------
Theresa N. Benson                                        SunTrust Bank                  Vice President
Vice President

Edward E. Best                                           SunTrust Bank                      Officer
Managing Director

Glen Blackston                                               --                               --
Vice President

Gordon Boardway                                              --                               --
Vice President

Matthew Boden                                                --                               --
Vice President

Noel Crissman Boggan                                     SunTrust Bank                      Officer
Vice President

Robert S. Bowman                                         SunTrust Bank                      Officer
Managing Director

John Brennan                                                 --                               --
Vice President

Casey C. Brogdon                                         SunTrust Bank                      Officer
Managing Director

Daniel Bromstad                                              --                               --
Vice President

Marlon Brown                                             SunTrust Bank                      Officer
Vice President

William B. Buie                                          SunTrust Bank                      Officer
Vice President

Joseph Calbrese                                              --                               --
Managing Director

George E. Calvert, Jr.                                   SunTrust Bank                      Officer
Vice President

Ann Caner                                                SunTrust Bank                  Vice President
Vice President

Matthew Carney                                               --                               --
Vice President

Christopher D. Carter                                    SunTrust Bank                  Vice President
Vice President

Carlos Catoya                                                --                               --
Vice President

                    NAME                            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------        ---------------------        -----------------------------
Denise E. Claridy                                            --                               --
Vice President

Benjamin M. Clark                                       SunTrust Bank                   Vice President
Vice President

Shane Coldren                                           SunTrust Bank                       Officer
Managing Director

Robert W. Corner                                        SunTrust Bank                       Officer
Managing Director

Scott Craig                                                  --                               --
Vice President

Stacey Culver                                                --                               --
Vice President

William Davis                                                --                               --
Vice President

J. Chadwick Deakins                                     SunTrust Bank                       Officer
Managing Director

Louis Joseph Douglass, IV                                    --                               --
Vice President

Martin J. Duffy                                         SunTrust Bank                       Officer
Vice President

Mary Durkin                                             SunTrust Bank                       Officer
Vice President

Bob M. Farmer                                           SunTrust Bank                   Vice President
Managing Director

Douglas J. Farmer                                            --                               --
Vice President

Robert Felice                                                --                               --
Managing Director

James Fitzpatrick                                            --                               --
Vice President

John Floyd                                              SunTrust Bank                       Officer
Managing Director

James P. Foster                                         SunTrust Bank                       Officer
Managing Director

Gregory Fraser                                               --                               --
Vice President

                    NAME                            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------        ---------------------        -----------------------------
Holly Freeman                                           SunTrust Bank                   Vice President
Vice President

Laura B. Friend                                              --                               --
Vice President

Elena Fyodorova                                              --                               --
Vice President

Michelle Gallo                                               --                               --
Vice President

Mark D. Garfinkel                                       SunTrust Bank                       Officer
Managing Director

Alan M. Gayle                                                --                               --
Managing Director

Eunice Gillespie                                        SunTrust Bank                   Vice President
Vice President

Frank P. Giove                                               --                               --
Vice President

Steven Elliott Gordon                                   SunTrust Bank                   Vice President
Managing Director

George Goudelias                                             --                               --
Managing Director

David Grachek                                           SunTrust Bank                   Vice President
Vice President

Neil L. Halpert                                              --                               --
Vice President

Melvin E. Hamilton                                      SunTrust Bank                   Vice President
Managing Director

Edward Hugh Head                                             --                               --
Vice President

Michael Todd Hill                                       SunTrust Bank                       Officer
Vice President

Michael J. Honsharuk                                    SunTrust Bank                       Officer
Vice President

Debra Hooper                                            SunTrust Bank                   Vice President
Vice President

                    NAME                            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------        ---------------------        -----------------------------
Deborah Hopkins                                              --                               --
Vice President

David Hunt                                                   --                               --
Vice President

Michael A. Jenacova                                          --                               --
Vice President

Jim Johnstone                                                --                               --
Vice President

Christopher A. Jones                                         --                               --
Managing Director

Christine Y. Keefe                                      SunTrust Bank                   Vice President
Vice President

Nat King                                                     --                               --
Vice President

Michael Kirkpatrick                                          --                               --
Vice President

Patrick W. Kirksey                                           --                               --
Vice President

James E. Kofron                                         SunTrust Bank                       Officer
Vice President

Ray Kramer                                                   --                               --
Vice President

Ken Kresch                                                   --                               --
Vice President

Deborah LaBerge                                              --                               --
Managing Director

Deborah A. Lamb                                      SunTrust Banks, Inc.                   Officer
Managing Director                                       SunTrust Bank                       Officer

Wayne G. Larochelle                                     SunTrust Bank                   Vice President
Managing Director

Gerard Leen                                                  --                               --
Vice President

Charles B. Leonard                                      SunTrust Bank                       Officer
Managing Director

Carla Leslie                                                 --                               --
Managing Director

                    NAME                            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------        ---------------------        -----------------------------
Biron Lim                                                    --                               --
Vice President

Tina Y. Long                                                 --                               --
Vice President

William Longan                                          SunTrust Bank                       Officer
Vice President

Jennifer J. Love                                        SunTrust Bank                   Vice President
Vice President

Kimberly C. Maichle                                     SunTrust Bank                       Officer
Vice President

James B. Mallory                                        SunTrust Bank                   Vice President
Vice President

Jeffrey E. Markunas                                     SunTrust Bank                       Officer
Managing Director

Patrick K. Mason                                        SunTrust Bank                   Vice President
Vice President

Mike McEachern                                               --                               --
Managing Director

Andrew McGhee                                                --                               --
Managing Director

Evan Melcher                                            SunTrust Bank                       Officer
Vice President

Tom Meyers                                                    --                              --
Managing Director

R. Douglas Mitchell                                           --                              --
Vice President

Peter T. Montgomery                                     SunTrust Bank                       Officer
Vice President

Sharon Moran                                                  --                              --
Vice President

Elizabeth T. Morrison                                   SunTrust Bank                       Officer
Vice President

Stephen Murrin                                                --                              --
Vice President

Timothy James Nash                                      SunTrust Bank                       Officer
Vice President

                    NAME                            NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------        ---------------------        -----------------------------
Robert Neinken                                          SunTrust Bank                   Vice President
Managing Director

Harold F. Nelson                                        SunTrust Bank                       Officer
Managing Director

Brian Nold                                                   --                               --
Vice President

Brian O'Connell                                              --                               --
Managing Director

Thomas J. O'Neil                                             --                               --
Vice President

Agnes G. Pampush                                        SunTrust Bank                       Officer
Managing Director

Cynthia Panebianco                                           --                               --
Vice President

Christopher Paolella                                    SunTrust Bank                   Vice President
Managing Director

Patrick Paparelli                                    SunTrust Banks, Inc.               Vice President
Managing Director                                       SunTrust Bank                   Vice President

Sheri L. Paquette                                       SunTrust Bank                       Officer
Vice President

Ty Parrish                                              SunTrust Bank                   Vice President
Vice President

Ronnie G. Pennell                                       SunTrust Bank                         Officer
Vice President

Elliott A. Perny                                        SunTrust Bank                         Officer
Managing Director

James Phebus Jr.                                        SunTrust Bank                         Officer
Vice President

Gary Plourde                                            SunTrust Bank                   Vice President
Managing Director

Sean Porrello                                                --                               --
Vice President

Raymond Prophater                                            --                               --
Vice President

Joe E. Ransom                                           SunTrust Bank                       Officer
Managing Director

          NAME             NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
------------------------   ---------------------   -----------------------------
Boyce G. Reid                  SunTrust Bank                  Officer
Vice President

David W. Reidy                      --                           --
Vice President

Kristin Hildebrand Ribic            --                           --
Vice President

Mills A. Riddick               SunTrust Bank                  Officer
Managing Director

Josie C. Rosson                     --                           --
Managing Director

James L. Savage                SunTrust Bank                  Officer
Vice President

Diane Schmidt                       --                           --
Vice President

Marc H. Schneidau              SunTrust Bank                  Officer
Managing Director

Ronald H. Schwartz             SunTrust Bank                  Officer
Managing Director

Michael G. Sebesta             SunTrust Bank                  Officer
Managing Director

Dusty L. Self                  SunTrust Bank                  Officer
Vice President

Bob Sherman                         --                           --
Managing Director

Julia Short                         --                           --
Vice President

Robin Shulman                       --                           --
Managing Director

Garrett P. Smith               SunTrust Bank                  Officer
Managing Director

George D. Smith, Jr.           SunTrust Bank                  Officer
Managing Director

Stephen Smith                       --                           --
Vice President

E. Dean Speer                  SunTrust Bank                  Officer
Vice President

          NAME             NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
------------------------   ---------------------   -----------------------------
Ellen Spong                    SunTrust Bank               Vice President
Managing Director

Jeffrey St. Amand                   --                           --
Vice President

Celia S. Stanley                    --                           --
Vice President

John H. Stebbins            SunTrust Banks, Inc.           Vice President
Managing Director              SunTrust Bank               Vice President

Chad K. Stephens               SunTrust Bank                  Officer
Vice President

Adam C. Stewart                     --                           --
Vice President

E. Sonny Surkin                SunTrust Bank                  Officer
Vice President

Hubert Swecker                 SunTrust Bank               Vice President
Vice President

Paul V. Taffe                  SunTrust Bank               Vice President
Vice President

William F. Tarry               SunTrust Bank                  Officer
Vice President

Parker W. Thomas Jr.           SunTrust Bank                  Officer
Managing Director

James M. Thomas                SunTrust Bank               Vice President
Vice President

Perry Troisi                        --                           --
Managing Director

Stuart F. Van Arsdale          SunTrust Bank                  Officer
Managing Director

David M. Walrod                     --                           --
Vice President

Casey Walsh                         --                           --
Vice President

Francis P. Walsh                    --                           --
Vice President

Joseph Walsh                   SunTrust Bank               Vice President
Vice President

          NAME             NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
------------------------   ---------------------   -----------------------------
George Way                          --                           --
Vice President

Adrien Webb                         --                           --
Managing Director

Gregory Webster                     --                           --
Vice President

Darren C. Weems                     --                           --
Vice President

Matthew Welden                      --                           --
Vice President

Ellen Welsh                         --                           --
Managing Director

Elizabeth Wilson                    --                           --
Managing Director

William L. Wilson, Jr.         SunTrust Bank                  Officer
Vice President

Tom Winters                         --                           --
Managing Director

Donald Wordell                 SunTrust Bank                  Officer
Vice President

Natalie Wright                      --                           --
Vice President

Stephen M. Yarbrough         SunTrust Banks, Inc.          Vice President
Managing Director              SunTrust Bank               Vice President

Steven M. Yates                SunTrust Bank                  Officer
Managing Director

Jay Young                           --                           --
Vice President

Jon Yozzo                           --                           --
Vice President

Scott Yuschak                       --                           --
Vice President

Sam Zona                            --                           --
Managing Director

Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle Washington 98101.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                     NAME                        NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
----------------------------------------------   ----------------------   -----------------------------
Brooke de Boutray                                Rivendell Captial Inc.              Principal
Managing Director, Portfolio Manager

Lisa Foley                                       Rivendell Captial Inc.              Principal
Managing Director, Investment Officer

Leslie Tubbs                                     Rivendell Captial Inc.              Principal
Managing Director, Portfolio Manager and Chief
Compliance Officer

Jim Fasano                                       Rivendell Captial Inc.              Principal
Managing Director, Investment Officer

Herb Albin                                       Rivendell Captial Inc.              Principal
Managing Director, Investment Officer

Nancy A. Zevenbergen                             Rivendell Capital Inc.              President
President and Chief Investment Officer

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies:

      American Independence Funds Trust
      American Performance Funds
      AmSouth Funds
      BB&T Funds
      The Coventry Group
      Excelsior Funds, Inc.
      First Focus Funds, Inc.
      The Hirtle Callaghan Trust
      HSBC Advisor Funds Trust
      HSBC Investor Funds
      HSBC Investor Portfolios
      Legacy Funds Group
      MMA Praxis Mutual Funds
      Old Westbury Funds, Inc.

      Pacific Capital Funds
      STI Classic Variable Trust
      USAllianz Variable Insurance Products Trust
      Variable Insurance Funds
      Vintage Mutual Funds, Inc.

      BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St. 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                         Position and Office         Positions and Offices
       Name and Address                   with Underwriter              with Registrant
------------------------------  -----------------------------------  ---------------------
BISYS Fund Services Ohio, Inc.  Sole Limited Partner                        None
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services, Inc.       Sole General Partner                        None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                President                                   None
James L. Fox                    Director                                    None
Edward S. Forman                Secretary and Director                      None
Charles L. Booth                Vice President and Assistant                None
                                Compliance Officer

Richard F. Froio                Vice President and Chief                    None
                                Compliance Officer

Stephen E. Hoffman              Treasurer                                   None
Robert A. Bucher                Financial and Operations Principal          None

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)   With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

      SunTrust Bank
      303 Peachtree Street, N.E.
      Atlanta, GA 30308

      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, MA 02109

      (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

         BISYS Fund Services, Ohio, Inc.
         3435 Stelzer Road
         Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

         Trusco Capital Management, Inc.
         P.O. Box 3808
         Orlando, Florida 32802

         Trusco Capital Management, Inc.
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia 30303

         Trusco Capital Management, Inc.
         25 Park Place
         Atlanta, Georgia 30303

         Trusco Capital Management, Inc.
         300 Tice Boulevard
         Woodcliff Lake, New Jersey 07677

         Zevenbergen Capital Investments LLC
         601 Union Street
         Seattle, Washington 98101

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 58 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 27th day of May, 2005.

                                              By: /s/ R. Jeffrey Young*
                                                  ------------------------------
                                                  R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ F. Wendell Gooch*                  Trustee          May 27, 2005
-------------------------------------
         F. Wendell Gooch

/s/ Jonathan T. Walton*                Trustee          May 27, 2005
-------------------------------------
         Jonathan T. Walton

/s/ James O. Robbins*                  Trustee          May 27, 2005
-------------------------------------
         James O. Robbins

/s/ Thomas Gallagher*                  Trustee          May 27, 2005
-------------------------------------
         Thomas Gallagher

/s/ Richard W. Courts, II*             Trustee          May 27, 2005
-------------------------------------
         Richard W. Courts, II

/s/ Clarence H. Ridley*                Trustee          May 27, 2005
-------------------------------------
         Clarence H. Ridley

/s/ Warren Y. Jobe*                    Trustee          May 27, 2005
-------------------------------------
         Warren Y. Jobe

/s/ Charles D. Winslow*                Trustee          May 27, 2005
-------------------------------------
         Charles D. Winslow

/s/ Sidney E. Harris*                  Trustee          May 27, 2005
-------------------------------------
         Sidney E. Harris


/s/ Connie D. McDaniel*                Trustee          May 27, 2005
-------------------------------------
         Connie D. McDaniel


/s/ R. Jeffrey Young*                  President        May 27, 2005
-------------------------------------
         R. Jeffrey Young

/s/ David L. Hughes*                   Treasurer &      May 27, 2005
-------------------------------------  Chief Financial
         David L. Hughes               Officer

* By /s/ Julie Powers
     --------------------
     Julie Powers, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

      KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 15th day of February, 2005.

/s/ Clarence H. Ridley
----------------------------------
Clarence H. Ridley, Trustee

/s/ Thomas Gallagher
----------------------------------
Thomas Gallagher, Trustee

/s/ James O. Robbins
----------------------------------
James O. Robbins, Trustee

/s/ Sidney E. Harris
----------------------------------
Sidney E. Harris, Trustee

/s/ Charles D. Winslow
----------------------------------
Charles D. Winslow, Trustee

/s/ Richard W. Courts, II
----------------------------------
Richard W. Courts, II, Trustee

/s/ F. Wendell Gooch
----------------------------------
F. Wendell Gooch, Trustee

/s/ Jonathan T. Walton
----------------------------------
Jonathan T. Walton, Trustee

/s/ Warren Y. Jobe
----------------------------------
Warren Y. Jobe, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

      KNOWN ALL MEN BY THESE PRESENTS, that the undersigned as trustee of the STI Classic Funds and the STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and that singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 17th day of May, 2005.

/s/ Connie D. McDaniel
-----------------------------
Connie D. McDaniel, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

      KNOWN ALL MEN BY THESE PRESENTS, that David L. Hughes as Treasurer and Chief Financial Officer and R. Jeffrey Young as President and Chief Executive Officer of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 17th day of May, 2005.

/s/ David L. Hughes                      /s/ R. Jeffrey Young
-------------------------------------    ---------------------------------------
David L. Hughes                          R. Jeffrey Young
Treasurer and Chief Financial Officer    Chief Executive Officer

                                  EXHIBIT INDEX

EXHIBIT
NUMBER            EXHIBIT

EX-99.M.6.        Form of Distribution and Service Plan